2024 Annual Report

RiverSource Variable Life Separate Account

This wrapper contains financial statements provided for owners of:

•	RiverSource® Single Premium Variable Life Insurance

•	RiverSource® Single Premium Variable Life Insurance Policy

•	RiverSource Succession Select® Variable Life Insurance

•	RiverSource® Variable Second-To-Die Life Insurance

This Annual Report contains financial information for all the subaccounts of RiverSource Variable Life Separate Account. Not all subaccounts of RiverSource Variable Life Separate Account apply to your specific contract.

ANN9125_12_D01_(05/25)	Issued by: RiverSource Life Insurance Company

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Life Separate Account, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource Variable Life Separate Account since 2010.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	1

Statement of Assets and Liabilities

December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value(1),(2)	$820,540	$36,975,260	$27,818,601	$90,626,799	$37,011,891
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29	15,406	10,070	1,298	793
Receivable for share redemptions	137	12,944	—	59,620	12,945
Total assets	820,706	37,003,610	27,828,671	90,687,717	37,025,629

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	137	12,944	—	27,674	12,694
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	31,946	251
Payable for investments purchased	29	15,406	10,070	1,298	793
Total liabilities	166	28,350	10,070	60,918	13,738
Net assets applicable to Variable Life contracts in accumulation period	820,433	36,975,260	27,818,601	90,626,799	37,011,891
Net assets applicable to seed money	107	—	—	—	—
Total net assets	$820,540	$36,975,260	$27,818,601	$90,626,799	$37,011,891
(1) Investment shares	84,418	2,455,197	311,484	1,136,814	1,198,960
(2) Investments, at cost	$850,494	$35,443,217	$23,152,843	$71,080,804	$34,812,029

December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$15,484,591	$998,461	$17,460,815	$8,604,768	$28,258,286
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,658	144	—	3,501	319
Receivable for share redemptions	4,849	—	8,644	—	36,982
Total assets	15,494,098	998,605	17,469,459	8,608,269	28,295,587

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,849	—	6,267	—	7,930
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	2,377	—	29,052
Payable for investments purchased	4,658	144	—	3,501	319
Total liabilities	9,507	144	8,644	3,501	37,301
Net assets applicable to Variable Life contracts in accumulation period	15,484,591	998,461	17,460,815	8,604,768	28,258,286
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$15,484,591	$998,461	$17,460,815	$8,604,768	$28,258,286
(1) Investment shares	779,687	37,214	650,068	861,338	3,028,755
(2) Investments, at cost	$15,046,959	$943,125	$16,195,197	$8,938,511	$30,125,765

See accompanying notes to financial statements.

2	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$3,820,888	$18,746,452	$10,347,163	$13,287,636	$18,896,359
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	17,732	3,584	180
Receivable for share redemptions	8,418	28,603	—	6,641	12,025
Total assets	3,829,306	18,775,055	10,364,895	13,297,861	18,908,564

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	5,485	—	3,678	7,872
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8,418	23,118	—	2,963	4,153
Payable for investments purchased	—	—	17,732	3,584	180
Total liabilities	8,418	28,603	17,732	10,225	12,205
Net assets applicable to Variable Life contracts in accumulation period	3,820,888	18,746,452	10,347,163	13,287,636	18,896,359
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,820,888	$18,746,452	$10,347,163	$13,287,636	$18,896,359
(1) Investment shares	267,382	1,312,777	627,862	1,030,848	6,896,481
(2) Investments, at cost	$2,957,331	$13,573,449	$10,574,119	$14,691,651	$15,864,923

December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Assets
Investments, at fair value(1),(2)	$48,703,700	$245,068,577	$1,788,113	$795,148	$18,138,287
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,482	111,876	2,940	115	6,963
Receivable for share redemptions	—	136,313	—	—	—
Total assets	48,739,182	245,316,766	1,791,053	795,263	18,145,250

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	129,763	—	—	—
Minimum death benefit guarantee risk charge	—	874	—	—	—
Contract terminations	—	5,676	—	—	—
Payable for investments purchased	35,482	111,876	2,940	115	6,963
Total liabilities	35,482	248,189	2,940	115	6,963
Net assets applicable to Variable Life contracts in accumulation period	48,703,700	245,068,577	1,788,113	795,148	18,138,287
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$48,703,700	$245,068,577	$1,788,113	$795,148	$18,138,287
(1) Investment shares	996,393	5,074,934	460,854	209,801	335,894
(2) Investments, at cost	$41,066,669	$118,047,832	$2,188,170	$1,028,865	$13,859,250

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	3

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Assets
Investments, at fair value(1),(2)	$10,039,241	$9,274,683	$3,780,954	$371,900,999	$12,903,742
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,082	10,125	—	—	24,823
Receivable for share redemptions	—	—	5,362	255,870	—
Total assets	10,046,323	9,284,808	3,786,316	372,156,869	12,928,565

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	226,324	—
Minimum death benefit guarantee risk charge	—	—	—	503	—
Contract terminations	—	—	5,362	29,043	—
Payable for investments purchased	7,082	10,125	—	—	24,823
Total liabilities	7,082	10,125	5,362	255,870	24,823
Net assets applicable to Variable Life contracts in accumulation period	10,039,241	9,274,683	3,780,954	371,900,999	12,903,742
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$10,039,241	$9,274,683	$3,780,954	$371,900,999	$12,903,742
(1) Investment shares	191,808	82,120	34,716	3,355,296	284,914
(2) Investments, at cost	$5,919,098	$7,009,054	$2,240,989	$88,512,527	$10,604,907

December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Assets
Investments, at fair value(1),(2)	$5,010,778	$212,633,434	$1,116,248	$669,033	$11,443,898
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	11,274	307	—	7,580
Receivable for share redemptions	2,013	117,280	—	2,647	—
Total assets	5,012,791	212,761,988	1,116,555	671,680	11,451,478

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	85,919	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,013	31,361	—	2,647	—
Payable for investments purchased	—	11,274	307	—	7,580
Total liabilities	2,013	128,554	307	2,647	7,580
Net assets applicable to Variable Life contracts in accumulation period	5,010,778	212,633,434	1,116,248	669,033	11,443,898
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,010,778	$212,633,434	$1,116,248	$669,033	$11,443,898
(1) Investment shares	114,847	4,783,654	140,585	84,367	1,114,304
(2) Investments, at cost	$3,430,644	$100,843,383	$1,112,182	$741,400	$13,667,179

See accompanying notes to financial statements.

4	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$7,783,145	$39,632,377	$302,026	$328,945	$19,120,186
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,089	49,554	64	6	3,415
Receivable for share redemptions	—	15,058	—	—	7,732
Total assets	7,785,234	39,696,989	302,090	328,951	19,131,333

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	15,058	—	—	7,336
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	396
Payable for investments purchased	2,089	49,554	64	6	3,415
Total liabilities	2,089	64,612	64	6	11,147
Net assets applicable to Variable Life contracts in accumulation period	7,783,145	39,632,377	302,026	328,945	19,120,186
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,783,145	$39,632,377	$302,026	$328,945	$19,120,186
(1) Investment shares	775,214	3,896,989	38,721	42,999	2,473,504
(2) Investments, at cost	$10,815,161	$53,468,299	$300,228	$344,742	$21,860,729

December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$22,161,170	$10,089,323	$69,100,882	$5,619,973	$2,768,176
Dividends receivable	2,563	1,095	7,744	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,325	16,368	12,177	—
Receivable for share redemptions	36,111	—	27,986	—	1,779
Total assets	22,199,844	10,094,743	69,152,980	5,632,150	2,769,955

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	27,970	—	—
Minimum death benefit guarantee risk charge	—	—	16	—	—
Contract terminations	36,111	—	—	—	1,779
Payable for investments purchased	—	4,325	16,368	12,177	—
Total liabilities	36,111	4,325	44,354	12,177	1,779
Net assets applicable to Variable Life contracts in accumulation period	22,163,733	10,090,418	69,108,626	5,619,973	2,768,176
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$22,163,733	$10,090,418	$69,108,626	$5,619,973	$2,768,176
(1) Investment shares	22,161,170	10,089,323	69,100,882	912,333	455,292
(2) Investments, at cost	$22,161,170	$10,089,323	$69,100,846	$5,649,320	$2,870,256

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	5

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$50,146,035	$2,205,908	$1,138,684	$18,583,586	$9,071,678
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,897	9	—	13,926	3,693
Receivable for share redemptions	19,680	—	3,013	7,787	—
Total assets	50,179,612	2,205,917	1,141,697	18,605,299	9,075,371

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,680	—	—	7,606	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	3,013	181	—
Payable for investments purchased	13,897	9	—	13,926	3,693
Total liabilities	33,577	9	3,013	21,713	3,693
Net assets applicable to Variable Life contracts in accumulation period	50,146,035	2,205,908	1,138,684	18,583,586	9,071,678
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$50,146,035	$2,205,908	$1,138,684	$18,583,586	$9,071,678
(1) Investment shares	8,167,107	347,387	180,744	2,899,155	1,087,731
(2) Investments, at cost	$53,093,411	$2,259,125	$1,249,129	$20,915,087	$9,612,028

December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$3,580,887	$93,423,176	$30,113,196	$12,836,026	$111,557,848
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	125	11,593	17,209	—	—
Receivable for share redemptions	—	39,606	—	6,073	94,631
Total assets	3,581,012	93,474,375	30,130,405	12,842,099	111,652,479

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	39,540	—	—	43,808
Minimum death benefit guarantee risk charge	—	66	—	—	—
Contract terminations	—	—	—	6,073	50,823
Payable for investments purchased	125	11,593	17,209	—	—
Total liabilities	125	51,199	17,209	6,073	94,631
Net assets applicable to Variable Life contracts in accumulation period	3,580,887	93,423,176	30,113,196	12,836,026	111,557,848
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,580,887	$93,423,176	$30,113,196	$12,836,026	$111,557,848
(1) Investment shares	431,432	11,188,404	615,057	272,007	2,318,326
(2) Investments, at cost	$4,051,047	$110,749,846	$21,554,462	$6,961,141	$44,174,205

See accompanying notes to financial statements.

6	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$137,661,567	$243,388,253	$2,977,391	$16,043,160	$876,866
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	190,816	123,223	2,084	5,040	168
Receivable for share redemptions	—	111,733	—	5,754	—
Total assets	137,852,383	243,623,209	2,979,475	16,053,954	877,034

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	79,749	—	5,584	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	31,984	—	170	—
Payable for investments purchased	190,816	123,223	2,084	5,040	168
Total liabilities	190,816	234,956	2,084	10,794	168
Net assets applicable to Variable Life contracts in accumulation period	137,661,567	243,388,253	2,977,391	16,043,160	876,866
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$137,661,567	$243,388,253	$2,977,391	$16,043,160	$876,866
(1) Investment shares	2,734,636	4,913,956	311,769	1,686,978	120,449
(2) Investments, at cost	$105,106,832	$125,948,476	$2,944,111	$16,058,991	$935,287

December 31, 2024 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Assets
Investments, at fair value(1),(2)	$728,931	$11,191,462	$4,473,054	$53,994,041	$12,435,266
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	15,516	417	32,616	20,739
Receivable for share redemptions	1,525	—	—	31,893	—
Total assets	730,456	11,206,978	4,473,471	54,058,550	12,456,005

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	31,893	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,525	—	—	—	—
Payable for investments purchased	—	15,516	417	32,616	20,739
Total liabilities	1,525	15,516	417	64,509	20,739
Net assets applicable to Variable Life contracts in accumulation period	728,931	11,191,462	4,473,054	53,994,041	12,435,266
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$728,931	$11,191,462	$4,473,054	$53,994,041	$12,435,266
(1) Investment shares	100,404	847,196	341,977	4,102,891	284,625
(2) Investments, at cost	$845,021	$11,115,985	$4,551,859	$47,335,505	$10,735,699

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$6,931,744	$35,473,022	$9,278,567	$3,938,852	$24,908,449
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16	6,609	—	87	—
Receivable for share redemptions	—	14,311	40	—	21,365
Total assets	6,931,760	35,493,942	9,278,607	3,938,939	24,929,814

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	14,311	—	—	9,641
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	40	—	11,724
Payable for investments purchased	16	6,609	—	87	—
Total liabilities	16	20,920	40	87	21,365
Net assets applicable to Variable Life contracts in accumulation period	6,931,744	35,473,022	9,278,567	3,938,852	24,908,449
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,931,744	$35,473,022	$9,278,567	$3,938,852	$24,908,449
(1) Investment shares	164,454	827,263	165,246	72,713	451,813
(2) Investments, at cost	$5,259,752	$24,999,401	$7,240,076	$2,534,304	$14,176,730

December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$6,289,583	$4,815,807	$20,032,902	$5,188,962	$3,134,474
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,364	—	2,176	7,337	—
Receivable for share redemptions	—	1,627	7,805	—	3,999
Total assets	6,301,947	4,817,434	20,042,883	5,196,299	3,138,473

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	7,804	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,627	1	—	3,999
Payable for investments purchased	12,364	—	2,176	7,337	—
Total liabilities	12,364	1,627	9,981	7,337	3,999
Net assets applicable to Variable Life contracts in accumulation period	6,289,583	4,815,807	20,032,902	5,188,962	3,134,474
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,289,583	$4,815,807	$20,032,902	$5,188,962	$3,134,474
(1) Investment shares	151,702	120,155	491,484	131,934	82,617
(2) Investments, at cost	$5,311,719	$3,126,639	$12,875,536	$4,390,686	$2,283,807

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$22,284,574	$12,683,227	$3,717,217	$9,099,211	$2,848,445
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30	—	2	8,261	—
Receivable for share redemptions	26,817	43,179	—	—	1,317
Total assets	22,311,421	12,726,406	3,717,219	9,107,472	2,849,762

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,799	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	18,018	43,179	—	—	1,317
Payable for investments purchased	30	—	2	8,261	—
Total liabilities	26,847	43,179	2	8,261	1,317
Net assets applicable to Variable Life contracts in accumulation period	22,284,574	12,683,227	3,717,217	9,099,211	2,848,445
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$22,284,574	$12,683,227	$3,717,217	$9,099,211	$2,848,445
(1) Investment shares	576,574	371,942	131,536	2,459,246	780,396
(2) Investments, at cost	$14,034,320	$10,383,420	$3,064,598	$9,418,325	$3,092,409

December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$998,184	$445,772	$15,911,810	$6,735,341	$2,460,055
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4	38	9,304	6,371	191
Receivable for share redemptions	—	—	6,454	5,156	—
Total assets	998,188	445,810	15,927,568	6,746,868	2,460,246

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	6,427	2,649	—
Minimum death benefit guarantee risk charge	—	—	27	—	—
Contract terminations	—	—	—	2,507	—
Payable for investments purchased	4	38	9,304	6,371	191
Total liabilities	4	38	15,758	11,527	191
Net assets applicable to Variable Life contracts in accumulation period	998,184	445,772	15,911,810	6,735,341	2,460,055
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$998,184	$445,772	$15,911,810	$6,735,341	$2,460,055
(1) Investment shares	113,818	50,945	1,814,345	374,602	274,866
(2) Investments, at cost	$1,036,450	$490,164	$17,911,665	$8,796,230	$2,602,740

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Assets
Investments, at fair value(1),(2)	$606,001	$1,090,280	$614,301	$7,906,277	$3,334,154
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	177	—	2,934	3,100
Receivable for share redemptions	—	—	1,160	3,225	—
Total assets	606,001	1,090,457	615,461	7,912,436	3,337,254

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	3,093	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	1,160	132	—
Payable for investments purchased	—	177	—	2,934	3,100
Total liabilities	—	177	1,160	6,159	3,100
Net assets applicable to Variable Life contracts in accumulation period	606,001	1,090,280	614,301	7,906,277	3,334,154
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$606,001	$1,090,280	$614,301	$7,906,277	$3,334,154
(1) Investment shares	68,014	249,492	144,541	1,821,723	488,879
(2) Investments, at cost	$667,784	$1,284,295	$770,074	$10,167,030	$3,503,566

December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$2,411,089	$15,431,210	$6,738,779	$6,796,061	$3,865,959
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,329	—	—	20,732	376
Receivable for share redemptions	—	2,951	1,951	—	—
Total assets	2,413,418	15,434,161	6,740,730	6,816,793	3,866,335

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,951	1,951	—	—
Payable for investments purchased	2,329	—	—	20,732	376
Total liabilities	2,329	2,951	1,951	20,732	376
Net assets applicable to Variable Life contracts in accumulation period	2,411,089	15,431,210	6,738,779	6,796,061	3,865,959
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,411,089	$15,431,210	$6,738,779	$6,796,061	$3,865,959
(1) Investment shares	357,728	359,451	162,733	94,851	55,939
(2) Investments, at cost	$2,822,937	$12,781,696	$4,708,211	$5,074,280	$2,304,345

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Assets
Investments, at fair value(1),(2)	$4,659,509	$2,757,095	$5,460,335	$509,078	$13,580,575
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,703	502	8,538	48	10,817
Receivable for share redemptions	—	—	—	—	—
Total assets	4,672,212	2,757,597	5,468,873	509,126	13,591,392

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	12,703	502	8,538	48	10,817
Total liabilities	12,703	502	8,538	48	10,817
Net assets applicable to Variable Life contracts in accumulation period	4,659,509	2,757,095	5,460,335	509,078	13,580,575
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,659,509	$2,757,095	$5,460,335	$509,078	$13,580,575
(1) Investment shares	118,623	72,804	600,697	56,252	267,492
(2) Investments, at cost	$3,833,023	$1,997,165	$5,754,931	$552,736	$11,309,292

December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Assets
Investments, at fair value(1),(2)	$8,240,956	$41,455,505	$5,034,850	$2,937,078	$7,845,763
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	6,702	7,183	—	1,520
Receivable for share redemptions	395	39,150	—	702	—
Total assets	8,241,351	41,501,357	5,042,033	2,937,780	7,847,283

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	16,297	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	395	22,853	—	702	—
Payable for investments purchased	—	6,702	7,183	—	1,520
Total liabilities	395	45,852	7,183	702	1,520
Net assets applicable to Variable Life contracts in accumulation period	8,240,956	41,455,505	5,034,850	2,937,078	7,845,763
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$8,240,956	$41,455,505	$5,034,850	$2,937,078	$7,845,763
(1) Investment shares	168,286	830,938	95,847	58,068	132,844
(2) Investments, at cost	$5,502,912	$26,817,912	$4,061,268	$1,817,251	$6,470,960

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Assets
Investments, at fair value(1),(2)	$3,386,923	$973,870	$7,386,246	$2,530,766	$11,598,808
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	516	—	—	7,129
Receivable for share redemptions	230	—	11,686	1,086	—
Total assets	3,387,153	974,386	7,397,932	2,531,852	11,605,937

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	230	—	11,686	1,086	—
Payable for investments purchased	—	516	—	—	7,129
Total liabilities	230	516	11,686	1,086	7,129
Net assets applicable to Variable Life contracts in accumulation period	3,386,923	973,870	7,386,246	2,530,766	11,598,808
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,386,923	$973,870	$7,386,246	$2,530,766	$11,598,808
(1) Investment shares	59,524	10,267	77,060	15,573	69,313
(2) Investments, at cost	$2,611,081	$969,331	$7,126,064	$2,238,252	$9,410,296

December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$465,321	$5,702,983	$2,449,527	$3,842,998	$20,048,287
Dividends receivable	—	—	—	—	120,035
Accounts receivable from RiverSource Life for contract purchase payments	—	8,755	2,446	—	—
Receivable for share redemptions	98	—	—	1,444	10,786
Total assets	465,419	5,711,738	2,451,973	3,844,442	20,179,108

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	1,080	8,161
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	98	—	—	364	2,625
Payable for investments purchased	—	8,755	2,446	—	120,035
Total liabilities	98	8,755	2,446	1,444	130,821
Net assets applicable to Variable Life contracts in accumulation period	465,321	5,702,983	2,449,527	3,842,998	20,048,287
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$465,321	$5,702,983	$2,449,527	$3,842,998	$20,048,287
(1) Investment shares	5,492	66,391	189,153	296,986	2,328,489
(2) Investments, at cost	$439,936	$5,100,706	$2,490,530	$3,979,538	$20,659,744

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl
Assets
Investments, at fair value(1),(2)	$133,913	$40,761,411	$179,572,652	$223,525	$136,083
Dividends receivable	796	—	—	—	—
Receivable for reimbursement of income from trade error	209	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	55,999	5,358	78	16
Receivable for share redemptions	—	—	509,077	—	—
Total assets	134,918	40,817,410	180,087,087	223,603	136,099

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	61,491	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	447,586	—	—
Payable for investments purchased	796	55,999	5,358	78	16
Total liabilities	796	55,999	514,435	78	16
Net assets applicable to Variable Life contracts in accumulation period	134,122	40,761,411	179,572,652	223,525	136,083
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$134,122	$40,761,411	$179,572,652	$223,525	$136,083
(1) Investment shares	15,553	703,511	3,235,543	19,471	5,402
(2) Investments, at cost	$133,749	$35,682,388	$129,595,283	$228,571	$145,422
(3) See Note 9 in the Notes to Financial Statements.

December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl
Assets
Investments, at fair value(1),(2)	$66,341,197	$48,386,955	$1,236,260	$646,919	$20,223,360
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	207	236	249	8,191
Receivable for share redemptions	41,390	45,942	—	—	—
Total assets	66,382,587	48,433,104	1,236,496	647,168	20,231,551

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,758	14,522	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,632	31,420	—	—	—
Payable for investments purchased	—	207	236	249	8,191
Total liabilities	41,390	46,149	236	249	8,191
Net assets applicable to Variable Life contracts in accumulation period	66,341,197	48,386,955	1,236,260	646,919	20,223,360
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$66,341,197	$48,386,955	$1,236,260	$646,919	$20,223,360
(1) Investment shares	2,201,832	1,644,137	14,895	58,918	538,428
(2) Investments, at cost	$41,894,184	$39,754,376	$1,105,578	$669,642	$20,141,348

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$100,042,761	$99,137,336	$20,143,652	$20,237,378	$9,408,119
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	122,262	50,104	15,058	5,977
Receivable for share redemptions	75,409	28,355	9,913	6,055	—
Total assets	100,118,170	99,287,953	20,203,669	20,258,491	9,414,096

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	49,136	27,921	9,913	6,055	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	26,273	434	—	—	—
Payable for investments purchased	—	122,262	50,104	15,058	5,977
Total liabilities	75,409	150,617	60,017	21,113	5,977
Net assets applicable to Variable Life contracts in accumulation period	100,042,761	99,137,336	20,143,652	20,237,378	9,408,119
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$100,042,761	$99,137,336	$20,143,652	$20,237,378	$9,408,119
(1) Investment shares	2,709,717	2,794,175	795,877	804,667	877,623
(2) Investments, at cost	$90,353,916	$98,124,578	$16,951,042	$19,126,547	$9,417,722

December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Assets
Investments, at fair value(1),(2)	$2,721,712	$35,259,547	$3,756,192	$12,441,358	$691,642
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	113	30,582	321	3,313	8
Receivable for share redemptions	—	13,767	—	4,573	—
Total assets	2,721,825	35,303,896	3,756,513	12,449,244	691,650

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	13,767	—	4,357	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	216	—
Payable for investments purchased	113	30,582	321	3,313	8
Total liabilities	113	44,349	321	7,886	8
Net assets applicable to Variable Life contracts in accumulation period	2,721,712	35,259,547	3,756,192	12,441,358	691,642
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,721,712	$35,259,547	$3,756,192	$12,441,358	$691,642
(1) Investment shares	257,494	2,873,639	248,425	866,390	41,071
(2) Investments, at cost	$2,827,340	$40,064,720	$3,690,001	$12,791,107	$677,048

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$17,282,667	$8,930,366	$49,338,079	$89,291,244	$1,746,594
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,226	—	11,369	6,560	4,636
Receivable for share redemptions	5,545	2,804	23,913	49,464	446
Total assets	17,291,438	8,933,170	49,373,361	89,347,268	1,751,676

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,545	—	16,949	36,607	446
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,804	6,964	12,857	—
Payable for investments purchased	3,226	—	11,369	6,560	4,636
Total liabilities	8,771	2,804	35,282	56,024	5,082
Net assets applicable to Variable Life contracts in accumulation period	17,282,667	8,930,366	49,338,079	89,291,244	1,746,594
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,282,667	$8,930,366	$49,338,079	$89,291,244	$1,746,594
(1) Investment shares	1,054,464	582,922	3,445,397	5,292,901	196,688
(2) Investments, at cost	$18,193,419	$8,452,845	$50,787,310	$85,239,192	$1,797,973

December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Assets
Investments, at fair value(1),(2)	$7,264,613	$63,267,974	$19,931,764	$18,301,205	$920,728
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	128	—	2,633
Receivable for share redemptions	4,159	78,856	28,719	7,154	—
Total assets	7,268,772	63,346,830	19,960,611	18,308,359	923,361

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,392	26,017	9,286	5,817	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	767	52,839	19,433	1,337	—
Payable for investments purchased	—	—	128	—	2,633
Total liabilities	4,159	78,856	28,847	7,154	2,633
Net assets applicable to Variable Life contracts in accumulation period	7,264,613	63,267,974	19,931,764	18,301,205	920,728
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$7,264,613	$63,267,974	$19,931,764	$18,301,205	$920,728
(1) Investment shares	540,522	2,918,264	250,619	255,603	108,705
(2) Investments, at cost	$6,902,590	$53,671,491	$14,141,931	$14,470,999	$994,950

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$3,973,220	$17,809,960	$118,641,282	$16,563,091	$20,594,998
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,779	—	—	5,473	1,342
Receivable for share redemptions	21,050	52,111	82,775	14,192	7,784
Total assets	3,996,049	17,862,071	118,724,057	16,582,756	20,604,124

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,294	7,036	72,201	6,628	7,784
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	19,756	45,075	10,574	7,564	—
Payable for investments purchased	1,779	—	—	5,473	1,342
Total liabilities	22,829	52,111	82,775	19,665	9,126
Net assets applicable to Variable Life contracts in accumulation period	3,973,220	17,809,960	118,641,282	16,563,091	20,594,998
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,973,220	$17,809,960	$118,641,282	$16,563,091	$20,594,998
(1) Investment shares	480,438	864,142	3,528,890	212,266	795,788
(2) Investments, at cost	$4,765,797	$16,816,950	$100,334,767	$15,780,255	$19,867,886

December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$19,403,979	$8,668,014	$33,089,762	$1,022,356	$32,157,428
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,510	3,165	10,405	1,329	56,098
Receivable for share redemptions	7,585	—	12,111	—	12,579
Total assets	19,428,074	8,671,179	33,112,278	1,023,685	32,226,105

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,585	—	11,425	—	11,999
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	686	—	580
Payable for investments purchased	16,510	3,165	10,405	1,329	56,098
Total liabilities	24,095	3,165	22,516	1,329	68,677
Net assets applicable to Variable Life contracts in accumulation period	19,403,979	8,668,014	33,089,762	1,022,356	32,157,428
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$19,403,979	$8,668,014	$33,089,762	$1,022,356	$32,157,428
(1) Investment shares	589,966	216,755	855,917	238,311	7,275,436
(2) Investments, at cost	$19,626,005	$8,634,137	$32,782,305	$1,013,221	$35,646,521

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Assets
Investments, at fair value(1),(2)	$10,029,143	$34,812,074	$25,332,934	$1,478,901	$29,647,643
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,439	300	120,480	—	34,162
Receivable for share redemptions	—	30,594	44,489	1,529	—
Total assets	10,037,582	34,842,968	25,497,903	1,480,430	29,681,805

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	10,746	8,338	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	19,848	36,151	1,529	—
Payable for investments purchased	8,439	300	120,480	—	34,162
Total liabilities	8,439	30,894	164,969	1,529	34,162
Net assets applicable to Variable Life contracts in accumulation period	10,029,143	34,812,074	25,332,934	1,478,901	29,647,643
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$10,029,143	$34,812,074	$25,332,934	$1,478,901	$29,647,643
(1) Investment shares	342,877	1,221,905	1,064,409	73,249	578,829
(2) Investments, at cost	$9,292,168	$30,453,409	$21,814,568	$1,215,448	$26,180,585

December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Assets
Investments, at fair value(1),(2)	$6,326,159	$23,894,661	$3,057,674	$1,187,396	$66,209,761
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,142	—	5,408	112	6,320
Receivable for share redemptions	—	19,583	—	—	85,116
Total assets	6,327,301	23,914,244	3,063,082	1,187,508	66,301,197

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	10,946	—	—	26,774
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	8,637	—	—	58,342
Payable for investments purchased	1,142	—	5,408	112	6,320
Total liabilities	1,142	19,583	5,408	112	91,436
Net assets applicable to Variable Life contracts in accumulation period	6,326,159	23,894,661	3,057,674	1,187,396	66,209,761
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,326,159	$23,894,661	$3,057,674	$1,187,396	$66,209,761
(1) Investment shares	116,311	319,789	313,608	109,236	3,129,006
(2) Investments, at cost	$5,063,756	$19,790,593	$3,219,863	$1,313,260	$41,041,914

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$40,017,281	$10,560,779	$22,678,203	$551,634	$1,304,338
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	21,396	3,376	21,527	—	102
Receivable for share redemptions	16,511	—	13,310	—	437
Total assets	40,055,188	10,564,155	22,713,040	551,634	1,304,877

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,199	—	7,263	—	437
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	312	—	6,047	—	—
Payable for investments purchased	21,396	3,376	21,527	—	102
Total liabilities	37,907	3,376	34,837	—	539
Net assets applicable to Variable Life contracts in accumulation period	40,017,281	10,560,779	22,678,203	551,634	1,304,227
Net assets applicable to seed money	—	—	—	—	111
Total net assets	$40,017,281	$10,560,779	$22,678,203	$551,634	$1,304,338
(1) Investment shares	958,039	177,791	401,811	42,206	100,257
(2) Investments, at cost	$35,321,605	$7,729,991	$15,774,500	$523,165	$1,277,614

December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II	LVIP AC Val, Serv Cl
Assets
Investments, at fair value(1),(2)	$399,325	$10,114,447	$11,132,642	$207,336	$40,870,531
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1	2,685	34,628	9	48,971
Receivable for share redemptions	—	3,029	5,238	—	17,796
Total assets	399,326	10,120,161	11,172,508	207,345	40,937,298

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	3,029	5,238	—	10,828
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	6,968
Payable for investments purchased	1	2,685	34,628	9	48,971
Total liabilities	1	5,714	39,866	9	66,767
Net assets applicable to Variable Life contracts in accumulation period	399,325	10,114,447	11,132,642	207,336	40,870,531
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$399,325	$10,114,447	$11,132,642	$207,336	$40,870,531
(1) Investment shares	38,397	947,489	1,041,992	10,548	3,337,460
(2) Investments, at cost	$408,515	$10,501,798	$10,527,022	$206,229	$37,353,983

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl	Mac VIP Intl Core Eq, Std Cl	MFS Gbl Real Est, Init Cl
Assets
Investments, at fair value(1),(2)	$66,710,313	$2,064,807	$4,566	$166,683	$61,972
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	27,742	12	9	432	9
Receivable for share redemptions	29,149	2,207	—	—	—
Total assets	66,767,204	2,067,026	4,575	167,115	61,981

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	27,826	431	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,323	1,776	—	—	—
Payable for investments purchased	27,742	12	9	432	9
Total liabilities	56,891	2,219	9	432	9
Net assets applicable to Variable Life contracts in accumulation period	66,710,313	2,064,807	4,481	166,683	61,972
Net assets applicable to seed money	—	—	85	—	—
Total net assets	$66,710,313	$2,064,807	$4,566	$166,683	$61,972
(1) Investment shares	5,455,091	222,261	490	10,071	4,970
(2) Investments, at cost	$51,427,393	$2,065,346	$4,662	$171,479	$63,771

December 31, 2024 (continued)	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$594,591	$51,893,354	$27,287,184	$3,756,454	$23,385,649
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	104	10,147	3,536	956	24,410
Receivable for share redemptions	—	30,388	11,018	—	8,027
Total assets	594,695	51,933,889	27,301,738	3,757,410	23,418,086

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	21,062	10,779	—	8,027
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	9,326	239	—	—
Payable for investments purchased	104	10,147	3,536	956	24,410
Total liabilities	104	40,535	14,554	956	32,437
Net assets applicable to Variable Life contracts in accumulation period	594,591	51,893,354	27,287,184	3,756,454	23,385,649
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$594,591	$51,893,354	$27,287,184	$3,756,454	$23,385,649
(1) Investment shares	37,656	2,224,319	2,538,343	109,774	699,750
(2) Investments, at cost	$602,467	$45,349,588	$35,543,609	$3,820,831	$22,307,612
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$11,247,750	$27,417,812	$3,141,962	$1,187,568	$11,981,709
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	2,358
Receivable for share redemptions	5,987	60,699	585	1,983	4,665
Total assets	11,253,737	27,478,511	3,142,547	1,189,551	11,988,732

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	7,718	—	—	4,578
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5,987	52,981	585	1,983	87
Payable for investments purchased	—	—	—	—	2,358
Total liabilities	5,987	60,699	585	1,983	7,023
Net assets applicable to Variable Life contracts in accumulation period	11,247,750	27,417,812	3,141,962	1,187,568	11,981,709
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$11,247,750	$27,417,812	$3,141,962	$1,187,568	$11,981,709
(1) Investment shares	1,727,765	4,776,622	78,687	29,623	1,340,236
(2) Investments, at cost	$11,645,372	$38,143,701	$2,419,555	$905,086	$13,645,089

December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Assets
Investments, at fair value(1),(2)	$1,298,451	$952,130	$19,557,880	$5,672,786	$2,089,433
Dividends receivable	—	—	65,664	20,194	—
Accounts receivable from RiverSource Life for contract purchase payments	1,547	—	379	8,081	11,065
Receivable for share redemptions	—	—	11,425	—	—
Total assets	1,299,998	952,130	19,635,348	5,701,061	2,100,498

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	7,150	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	4,276	—	—
Payable for investments purchased	1,547	—	66,042	28,275	11,065
Total liabilities	1,547	—	77,468	28,275	11,065
Net assets applicable to Variable Life contracts in accumulation period	1,298,451	952,130	19,557,880	5,672,786	2,089,433
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,298,451	$952,130	$19,557,880	$5,672,786	$2,089,433
(1) Investment shares	145,078	94,645	2,163,482	627,521	126,021
(2) Investments, at cost	$1,314,424	$862,602	$21,360,012	$5,872,380	$2,132,167

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA	Put VT Lg Cap Val, Cl IA
Assets
Investments, at fair value(1),(2)	$27,351,026	$4,929,697	$8,460,636	$268,731	$1,267,214
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	44,538	—	2,548	42	123
Receivable for share redemptions	10,459	3,674	3,052	—	—
Total assets	27,406,023	4,933,371	8,466,236	268,773	1,267,337

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,459	2,304	3,052	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,370	—	—	—
Payable for investments purchased	44,538	—	2,548	42	123
Total liabilities	54,997	3,674	5,600	42	123
Net assets applicable to Variable Life contracts in accumulation period	27,351,026	4,929,697	8,460,636	268,731	1,267,214
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$27,351,026	$4,929,697	$8,460,636	$268,731	$1,267,214
(1) Investment shares	1,744,326	874,060	549,749	21,991	38,470
(2) Investments, at cost	$27,765,276	$5,338,692	$8,089,718	$276,926	$1,252,697

December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$153,068,552	$6,503,403	$31,457,636	$694,778	$2,403,409
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,241	327	—	192	1,379
Receivable for share redemptions	96,085	2,556	33,684	—	13,518
Total assets	153,166,878	6,506,286	31,491,320	694,970	2,418,306

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	89,852	1,920	15,126	—	765
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,233	636	18,558	—	12,753
Payable for investments purchased	2,241	327	—	192	1,379
Total liabilities	98,326	2,883	33,684	192	14,897
Net assets applicable to Variable Life contracts in accumulation period	153,068,552	6,503,183	31,457,636	694,778	2,403,409
Net assets applicable to seed money	—	220	—	—	—
Total net assets	$153,068,552	$6,503,403	$31,457,636	$694,778	$2,403,409
(1) Investment shares	3,030,460	134,646	3,226,424	57,610	211,196
(2) Investments, at cost	$94,402,548	$5,232,697	$31,155,928	$774,775	$2,907,067

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	21

Statement of Assets and Liabilities

December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$25,837,940	$6,342,841	$148,169,259	$408,115,596	$381,413,639
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	21,559	2,456	123,623	63,038	18,067
Receivable for share redemptions	12,586	3,959	—	111,317	133,846
Total assets	25,872,085	6,349,256	148,292,882	408,289,951	381,565,552

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,586	2,036	—	97,040	133,153
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,923	—	14,277	693
Payable for investments purchased	21,559	2,456	123,623	63,038	18,067
Total liabilities	34,145	6,415	123,623	174,355	151,913
Net assets applicable to Variable Life contracts in accumulation period	25,837,940	6,342,841	148,169,259	408,115,596	381,413,639
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$25,837,940	$6,342,841	$148,169,259	$408,115,596	$381,413,639
(1) Investment shares	1,262,851	679,833	4,598,673	12,825,757	11,967,795
(2) Investments, at cost	$20,905,655	$6,016,013	$124,356,417	$265,844,708	$224,331,045

December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$2,222,108	$20,552,130	$20,592,675	$645,780	$3,279,373
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	520	—	734	60	—
Receivable for share redemptions	—	20,127	7,947	—	1,096
Total assets	2,222,628	20,572,257	20,601,356	645,840	3,280,469

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	7,766	7,770	—	1,093
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	12,361	177	—	3
Payable for investments purchased	520	—	734	60	—
Total liabilities	520	20,127	8,681	60	1,096
Net assets applicable to Variable Life contracts in accumulation period	2,222,108	20,552,130	20,592,675	645,780	3,279,373
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,222,108	$20,552,130	$20,592,675	$645,780	$3,279,373
(1) Investment shares	136,326	1,279,709	1,282,234	47,871	246,569
(2) Investments, at cost	$2,123,709	$19,333,478	$18,677,727	$616,177	$3,153,579

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$2,125,504	$3,406,656	$32,768,569	$48,035,109	$22,387,402
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	91	—	8,343	3,657	35,467
Receivable for share redemptions	—	1,350	—	16,512	—
Total assets	2,125,595	3,408,006	32,776,912	48,055,278	22,422,869

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	1,209	—	12,866	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	141	—	3,646	—
Payable for investments purchased	91	—	8,343	3,657	35,467
Total liabilities	91	1,350	8,343	20,169	35,467
Net assets applicable to Variable Life contracts in accumulation period	2,125,504	3,406,656	32,768,569	48,035,109	22,387,402
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,125,504	$3,406,656	$32,768,569	$48,035,109	$22,387,402
(1) Investment shares	139,013	226,056	1,679,578	2,494,035	1,180,148
(2) Investments, at cost	$1,965,087	$2,939,195	$28,055,659	$36,381,049	$20,151,949

December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Assets
Investments, at fair value(1),(2)	$37,778,760	$98,189,528	$382,188,558	$505,191,930	$290,533,337
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,185	133,218	37,385	83,541	699,184
Receivable for share redemptions	11,093	—	162,582	196,922	—
Total assets	37,802,038	98,322,746	382,388,525	505,472,393	291,232,521

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,093	—	128,453	196,534	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	34,129	388	—
Payable for investments purchased	12,185	133,218	37,385	83,541	699,184
Total liabilities	23,278	133,218	199,967	280,463	699,184
Net assets applicable to Variable Life contracts in accumulation period	37,778,760	98,189,528	382,188,558	505,191,930	290,533,337
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$37,778,760	$98,189,528	$382,188,558	$505,191,930	$290,533,337
(1) Investment shares	2,018,096	4,157,050	16,395,906	21,644,898	10,518,948
(2) Investments, at cost	$30,039,301	$88,163,261	$269,209,148	$326,850,200	$250,579,039

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	23

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$749,866,534	$1,026,006,161	$5,545,895	$44,192,577	$55,367,070
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30,379	2,527	1,464	1,877	1,698
Receivable for share redemptions	323,673	834,481	—	17,359	21,427
Total assets	750,220,586	1,026,843,169	5,547,359	44,211,813	55,390,195

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	185,380	372,762	—	17,359	21,253
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	138,293	461,719	—	—	174
Payable for investments purchased	30,379	2,527	1,464	1,877	1,698
Total liabilities	354,052	837,008	1,464	19,236	23,125
Net assets applicable to Variable Life contracts in accumulation period	749,866,534	1,026,006,161	5,545,895	44,192,577	55,367,070
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$749,866,534	$1,026,006,161	$5,545,895	$44,192,577	$55,367,070
(1) Investment shares	27,518,038	37,596,415	283,968	2,294,526	2,870,247
(2) Investments, at cost	$500,213,756	$618,912,030	$5,102,497	$37,110,361	$43,224,942

December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$1,965,482	$672,322	$2,246,294	$870,454	$8,209,450
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	41	249	—	57
Receivable for share redemptions	3,298	—	—	717	15,535
Total assets	1,968,780	672,363	2,246,543	871,171	8,225,042

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	3,167
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,298	—	—	717	12,368
Payable for investments purchased	—	41	249	—	57
Total liabilities	3,298	41	249	717	15,592
Net assets applicable to Variable Life contracts in accumulation period	1,965,482	672,322	2,246,294	870,454	8,209,450
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,965,482	$672,322	$2,246,294	$870,454	$8,209,450
(1) Investment shares	204,951	70,474	48,854	19,609	181,826
(2) Investments, at cost	$2,025,996	$714,864	$1,765,527	$604,448	$4,361,236

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Assets
Investments, at fair value(1),(2)	$4,153,097	$2,265,654	$6,920,923	$6,478,276	$3,209,487
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	42	1,732	—	1,515	—
Receivable for share redemptions	—	—	10,614	—	7,086
Total assets	4,153,139	2,267,386	6,931,537	6,479,791	3,216,573

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	10,614	—	7,086
Payable for investments purchased	42	1,732	—	1,515	—
Total liabilities	42	1,732	10,614	1,515	7,086
Net assets applicable to Variable Life contracts in accumulation period	4,153,097	2,265,654	6,920,923	6,478,276	3,209,487
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,153,097	$2,265,654	$6,920,923	$6,478,276	$3,209,487
(1) Investment shares	389,231	214,754	613,557	581,533	314,347
(2) Investments, at cost	$4,092,767	$2,323,388	$7,327,635	$6,831,395	$3,005,143

December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$3,637,512	$2,030,547	$1,196,525	$944,765	$1,244,924
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	698	—	592	40
Receivable for share redemptions	1,844	—	40	—	—
Total assets	3,639,356	2,031,245	1,196,565	945,357	1,244,964

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,844	—	40	—	—
Payable for investments purchased	—	698	—	592	40
Total liabilities	1,844	698	40	592	40
Net assets applicable to Variable Life contracts in accumulation period	3,637,512	2,030,547	1,196,525	944,765	1,244,924
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,637,512	$2,030,547	$1,196,525	$944,765	$1,244,924
(1) Investment shares	358,376	58,737	35,910	24,034	32,856
(2) Investments, at cost	$3,411,526	$1,849,271	$992,768	$831,433	$1,056,681

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	25

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$13,632,654	$525,411	$13,009,213	$5,978,652	$98,352,519
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,378	1	160	1,546	58,839
Receivable for share redemptions	4,406	—	—	—	52,769
Total assets	13,642,438	525,412	13,009,373	5,980,198	98,464,127

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,404	—	—	—	37,842
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2	—	—	—	14,927
Payable for investments purchased	5,378	1	160	1,546	58,839
Total liabilities	9,784	1	160	1,546	111,608
Net assets applicable to Variable Life contracts in accumulation period	13,632,654	525,411	13,009,213	5,978,652	98,352,519
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$13,632,654	$525,411	$13,009,213	$5,978,652	$98,352,519
(1) Investment shares	353,452	35,621	672,658	352,307	6,462,058
(2) Investments, at cost	$9,980,044	$471,857	$10,672,197	$5,103,357	$122,963,117

December 31, 2024 (continued)			Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)			$60,048,742	$1,190,948	$336,830
Dividends receivable			—	—	—
Accounts receivable from RiverSource Life for contract purchase payments			154,765	303	17
Receivable for share redemptions			23,044	—	—
Total assets			60,226,551	1,191,251	336,847

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee			23,044	—	—
Minimum death benefit guarantee risk charge			—	—	—
Contract terminations			—	—	—
Payable for investments purchased			154,765	303	17
Total liabilities			177,809	303	17
Net assets applicable to Variable Life contracts in accumulation period			60,048,742	1,190,948	336,830
Net assets applicable to seed money			—	—	—
Total net assets			$60,048,742	$1,190,948	$336,830
(1) Investment shares			3,256,439	197,177	53,550
(2) Investments, at cost			$80,856,434	$1,259,740	$374,851

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$8,312	$884,082	$13,279	$—	$466,012
Variable account expenses	1,431	159,578	—	302,333	149,613
Investment income (loss) — net	6,881	724,504	13,279	(302,333)	316,399

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	112,020	8,688,651	644,862	12,159,301	8,680,839
Cost of investments sold	122,305	8,010,724	557,052	9,815,666	8,003,109
Net realized gain (loss) on sales of investments	(10,285)	677,927	87,810	2,343,635	677,730
Distributions from capital gains	—	—	983,982	3,898,427	1,311,255
Net change in unrealized appreciation (depreciation) of investments	70,093	278,479	3,903,172	12,275,530	1,807,955
Net gain (loss) on investments	59,808	956,406	4,974,964	18,517,592	3,796,940
Net increase (decrease) in net assets resulting from operations	$66,689	$1,680,910	$4,988,243	$18,215,259	$4,113,339

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$200,739	$2,553	$8,298	$—	$—
Variable account expenses	57,105	—	73,375	—	88,420
Investment income (loss) — net	143,634	2,553	(65,077)	—	(88,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,432,815	40,047	4,205,744	367,752	4,879,661
Cost of investments sold	4,347,120	37,737	3,922,319	413,421	5,644,359
Net realized gain (loss) on sales of investments	85,695	2,310	283,425	(45,669)	(764,698)
Distributions from capital gains	959,768	92,577	1,736,646	—	—
Net change in unrealized appreciation (depreciation) of investments	831,407	28,459	381,588	1,218,159	5,263,782
Net gain (loss) on investments	1,876,870	123,346	2,401,659	1,172,490	4,499,084
Net increase (decrease) in net assets resulting from operations	$2,020,504	$125,899	$2,336,582	$1,172,490	$4,410,664

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$143,895	$653,265	$85,597	$108,259	$304,796
Variable account expenses	—	58,044	—	43,637	83,182
Investment income (loss) — net	143,895	595,221	85,597	64,622	221,614

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	190,514	4,727,811	571,078	2,777,204	2,413,996
Cost of investments sold	152,579	3,629,150	548,821	2,910,036	2,095,301
Net realized gain (loss) on sales of investments	37,935	1,098,661	22,257	(132,832)	318,695
Distributions from capital gains	105,264	525,251	691,703	1,133,107	314,032
Net change in unrealized appreciation (depreciation) of investments	695,729	3,382,829	14,928	31,021	2,086,479
Net gain (loss) on investments	838,928	5,006,741	728,888	1,031,296	2,719,206
Net increase (decrease) in net assets resulting from operations	$982,823	$5,601,962	$814,485	$1,095,918	$2,940,820

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Investment income
Dividend income	$—	$—	$57,214	$28,881	$—
Variable account expenses	—	1,470,758	—	—	—
Investment income (loss) — net	—	(1,470,758)	57,214	28,881	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	537,809	26,262,416	233,929	222,581	626,389
Cost of investments sold	457,709	12,810,641	298,338	297,179	488,066
Net realized gain (loss) on sales of investments	80,100	13,451,775	(64,409)	(74,598)	138,323
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,705,350	17,970,050	114,176	98,982	2,595,437
Net gain (loss) on investments	4,785,450	31,421,825	49,767	24,384	2,733,760
Net increase (decrease) in net assets resulting from operations	$4,785,450	$29,951,067	$106,981	$53,265	$2,733,760

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	2,514,268	—
Investment income (loss) — net	—	—	—	(2,514,268)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	685,038	377,177	736,168	44,043,195	307,836
Cost of investments sold	396,960	293,630	452,400	11,019,649	260,559
Net realized gain (loss) on sales of investments	288,078	83,547	283,768	33,023,546	47,277
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,421,794	1,449,051	546,229	47,879,430	1,396,048
Net gain (loss) on investments	1,709,872	1,532,598	829,997	80,902,976	1,443,325
Net increase (decrease) in net assets resulting from operations	$1,709,872	$1,532,598	$829,997	$78,388,708	$1,443,325

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Investment income
Dividend income	$—	$—	$51,420	$32,897	$113,436
Variable account expenses	—	997,494	—	—	—
Investment income (loss) — net	—	(997,494)	51,420	32,897	113,436

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,079,218	37,136,838	470,969	121,093	421,553
Cost of investments sold	788,322	15,803,673	464,397	135,907	510,599
Net realized gain (loss) on sales of investments	290,896	21,333,165	6,572	(14,814)	(89,046)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,870	8,312,062	8,196	21,050	504,885
Net gain (loss) on investments	677,766	29,645,227	14,768	6,236	415,839
Net increase (decrease) in net assets resulting from operations	$677,766	$28,647,733	$66,188	$39,133	$529,275

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1(1)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$77,140	$460,136	$3,302	$10,768	$606,719
Variable account expenses	—	179,585	—	—	83,767
Investment income (loss) — net	77,140	280,551	3,302	10,768	522,952

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	846,326	7,966,192	51,423	104,189	2,792,590
Cost of investments sold	1,216,752	11,245,058	50,793	112,839	3,343,869
Net realized gain (loss) on sales of investments	(370,426)	(3,278,866)	630	(8,650)	(551,279)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	697,844	4,987,908	1,798	6,667	542,763
Net gain (loss) on investments	327,418	1,709,042	2,428	(1,983)	(8,516)
Net increase (decrease) in net assets resulting from operations	$404,558	$1,989,593	$5,730	$8,785	$514,436

(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$993,362	$414,888	$2,879,954	$271,888	$148,689
Variable account expenses	—	—	288,758	—	—
Investment income (loss) — net	993,362	414,888	2,591,196	271,888	148,689

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,878,396	3,559,493	20,368,112	258,165	137,974
Cost of investments sold	15,878,396	3,559,493	20,368,094	260,378	144,237
Net realized gain (loss) on sales of investments	—	—	18	(2,213)	(6,263)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(17)	39,723	28,034
Net gain (loss) on investments	—	—	1	37,510	21,771
Net increase (decrease) in net assets resulting from operations	$993,362	$414,888	$2,591,197	$309,398	$170,460

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Investment income
Dividend income	$2,789,981	$103,732	$58,987	$978,882	$364,416
Variable account expenses	223,985	—	—	84,557	—
Investment income (loss) — net	2,565,996	103,732	58,987	894,325	364,416

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,939,289	81,808	228,511	3,547,614	427,663
Cost of investments sold	7,447,454	83,336	251,438	4,029,996	449,917
Net realized gain (loss) on sales of investments	(508,165)	(1,528)	(22,927)	(482,382)	(22,254)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	986,227	(3,507)	26,260	521,835	(213,860)
Net gain (loss) on investments	478,062	(5,035)	3,333	39,453	(236,114)
Net increase (decrease) in net assets resulting from operations	$3,044,058	$98,697	$62,320	$933,778	$128,302

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$158,365	$4,292,491	$—	$—	$—
Variable account expenses	—	452,997	—	—	469,653
Investment income (loss) — net	158,365	3,839,494	—	—	(469,653)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	555,297	12,386,050	299,561	1,165,652	15,994,359
Cost of investments sold	626,841	14,716,824	222,951	689,402	6,312,750
Net realized gain (loss) on sales of investments	(71,544)	(2,330,774)	76,610	476,250	9,681,609
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(27,211)	(341,742)	5,857,652	2,524,910	17,436,338
Net gain (loss) on investments	(98,755)	(2,672,516)	5,934,262	3,001,160	27,117,947
Net increase (decrease) in net assets resulting from operations	$59,610	$1,166,978	$5,934,262	$3,001,160	$26,648,294

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Investment income
Dividend income	$—	$—	$91,170	$540,450	$43,392
Variable account expenses	—	851,409	—	61,260	—
Investment income (loss) — net	—	(851,409)	91,170	479,190	43,392

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,273,304	29,279,262	574,950	4,353,296	722,694
Cost of investments sold	1,790,241	14,612,371	568,069	4,368,579	752,245
Net realized gain (loss) on sales of investments	483,063	14,666,891	6,881	(15,283)	(29,551)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	21,485,561	31,913,544	8,739	150,335	(52,312)
Net gain (loss) on investments	21,968,624	46,580,435	15,620	135,052	(81,863)
Net increase (decrease) in net assets resulting from operations	$21,968,624	$45,729,026	$106,790	$614,242	$(38,471)

Year ended December 31, 2024 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Investment income
Dividend income	$28,226	$357,702	$172,093	$2,417,917	$—
Variable account expenses	—	—	—	386,074	—
Investment income (loss) — net	28,226	357,702	172,093	2,031,843	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	363,690	197,429	342,721	7,033,976	566,618
Cost of investments sold	406,350	186,544	344,135	6,065,755	493,717
Net realized gain (loss) on sales of investments	(42,660)	10,885	(1,414)	968,221	72,901
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(29,082)	(154,851)	(43,344)	(1,468,542)	1,055,544
Net gain (loss) on investments	(71,742)	(143,966)	(44,758)	(500,321)	1,128,445
Net increase (decrease) in net assets resulting from operations	$(43,516)	$213,736	$127,335	$1,531,522	$1,128,445

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	167,615	—	—	102,205
Investment income (loss) — net	—	(167,615)	—	—	(102,205)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,269,126	7,122,652	130,324	398,187	4,449,975
Cost of investments sold	999,977	5,124,943	110,711	274,715	2,583,884
Net realized gain (loss) on sales of investments	269,149	1,997,709	19,613	123,472	1,866,091
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	500,407	2,209,440	1,533,529	613,840	2,934,096
Net gain (loss) on investments	769,556	4,207,149	1,553,142	737,312	4,800,187
Net increase (decrease) in net assets resulting from operations	$769,556	$4,039,534	$1,553,142	$737,312	$4,697,982

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	91,881	—	—
Investment income (loss) — net	—	—	(91,881)	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	290,657	650,391	4,175,086	296,781	426,232
Cost of investments sold	243,558	428,891	2,692,233	258,969	323,534
Net realized gain (loss) on sales of investments	47,099	221,500	1,482,853	37,812	102,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	511,629	316,062	867,994	505,270	289,613
Net gain (loss) on investments	558,728	537,562	2,350,847	543,082	392,311
Net increase (decrease) in net assets resulting from operations	$558,728	$537,562	$2,258,966	$543,082	$392,311

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$342,544	$119,349
Variable account expenses	102,563	—	—	—	—
Investment income (loss) — net	(102,563)	—	—	342,544	119,349

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,963,917	260,166	605,426	173,779	533,648
Cost of investments sold	3,071,541	214,266	524,141	180,298	578,535
Net realized gain (loss) on sales of investments	1,892,376	45,900	81,285	(6,519)	(44,887)
Distributions from capital gains	—	610,273	254,973	—	—
Net change in unrealized appreciation (depreciation) of investments	950,694	1,498,757	390,698	4,268	49,872
Net gain (loss) on investments	2,843,070	2,154,930	726,956	(2,251)	4,985
Net increase (decrease) in net assets resulting from operations	$2,740,507	$2,154,930	$726,956	$340,293	$124,334

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Investment income
Dividend income	$32,081	$11,661	$539,019	$207,160	$89,261
Variable account expenses	—	—	77,838	31,644	—
Investment income (loss) — net	32,081	11,661	461,181	175,516	89,261

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	288,196	155,335	4,142,489	1,560,737	86,201
Cost of investments sold	301,091	172,714	4,580,131	2,084,636	90,619
Net realized gain (loss) on sales of investments	(12,895)	(17,379)	(437,642)	(523,899)	(4,418)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,026)	9,763	167,940	647,044	(47,635)
Net gain (loss) on investments	(13,921)	(7,616)	(269,702)	123,145	(52,053)
Net increase (decrease) in net assets resulting from operations	$18,160	$4,045	$191,479	$298,661	$37,208

Year ended December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Investment income
Dividend income	$21,355	$20,864	$11,210	$156,891	$77,918
Variable account expenses	—	—	—	38,528	—
Investment income (loss) — net	21,355	20,864	11,210	118,363	77,918

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,084	220,113	210,350	2,435,225	346,142
Cost of investments sold	76,986	261,670	262,541	3,077,217	394,753
Net realized gain (loss) on sales of investments	(7,902)	(41,557)	(52,191)	(641,992)	(48,611)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,451)	9,046	31,292	389,596	261,028
Net gain (loss) on investments	(12,353)	(32,511)	(20,899)	(252,396)	212,417
Net increase (decrease) in net assets resulting from operations	$9,002	$(11,647)	$(9,689)	$(134,033)	$290,335

Year ended December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Investment income
Dividend income	$56,373	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	56,373	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	290,076	293,770	669,999	203,876	425,806
Cost of investments sold	359,027	242,829	472,229	157,949	263,048
Net realized gain (loss) on sales of investments	(68,951)	50,941	197,770	45,927	162,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	237,703	1,315,275	506,489	971,096	494,164
Net gain (loss) on investments	168,752	1,366,216	704,259	1,017,023	656,922
Net increase (decrease) in net assets resulting from operations	$225,125	$1,366,216	$704,259	$1,017,023	$656,922

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Investment income
Dividend income	$—	$—	$194,082	$18,395	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	194,082	18,395	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	368,170	173,556	118,432	77,061	191,608
Cost of investments sold	294,443	125,362	123,121	84,012	159,067
Net realized gain (loss) on sales of investments	73,727	48,194	(4,689)	(6,951)	32,541
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	329,595	226,270	(168,691)	(8,739)	966,569
Net gain (loss) on investments	403,322	274,464	(173,380)	(15,690)	999,110
Net increase (decrease) in net assets resulting from operations	$403,322	$274,464	$20,702	$2,705	$999,110

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	190,517	—	—	—
Investment income (loss) — net	—	(190,517)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	779,955	7,458,606	135,682	335,257	299,955
Cost of investments sold	519,591	4,830,517	111,783	215,225	279,468
Net realized gain (loss) on sales of investments	260,364	2,628,089	23,899	120,032	20,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	469,967	1,193,584	645,045	329,563	1,598,600
Net gain (loss) on investments	730,331	3,821,673	668,944	449,595	1,619,087
Net increase (decrease) in net assets resulting from operations	$730,331	$3,631,156	$668,944	$449,595	$1,619,087

Year ended December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Investment income
Dividend income	$—	$25,110	$179,464	$7,374	$31,496
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	25,110	179,464	7,374	31,496

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	569,774	70,603	251,666	509,248	347,814
Cost of investments sold	500,311	66,810	223,612	436,911	271,434
Net realized gain (loss) on sales of investments	69,463	3,793	28,054	72,337	76,380
Distributions from capital gains	—	—	—	144,977	619,223
Net change in unrealized appreciation (depreciation) of investments	690,064	(28,579)	(155,731)	156,360	1,046,057
Net gain (loss) on investments	759,527	(24,786)	(127,677)	373,674	1,741,660
Net increase (decrease) in net assets resulting from operations	$759,527	$324	$51,787	$381,048	$1,773,156

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Investment income
Dividend income	$5,004	$59,664	$69,088	$134,098	$1,545,833
Variable account expenses	—	—	—	13,144	92,938
Investment income (loss) — net	5,004	59,664	69,088	120,954	1,452,895

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,705	125,156	169,546	1,194,863	4,821,499
Cost of investments sold	4,449	110,306	176,497	1,253,118	4,992,117
Net realized gain (loss) on sales of investments	256	14,850	(6,951)	(58,255)	(170,618)
Distributions from capital gains	8,095	96,519	1,089	2,360	—
Net change in unrealized appreciation (depreciation) of investments	15,757	272,768	44,656	128,767	79,397
Net gain (loss) on investments	24,108	384,137	38,794	72,872	(91,221)
Net increase (decrease) in net assets resulting from operations	$29,112	$443,801	$107,882	$193,826	$1,361,674

Year ended December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(1),(2)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl(1)	Fid VIP Energy, Init Cl(1)
Investment income
Dividend income	$3,258	$66,930	$53,960	$3,142	$2,276
Reimbursement of income from trade error	209	—	—	—	—
Variable account expenses	—	—	672,941	—	—
Investment income (loss) — net	3,467	66,930	(618,981)	3,142	2,276

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,522	401,078	24,675,533	70,994	24,112
Cost of investments sold	14,531	319,251	16,047,672	68,320	23,858
Net realized gain (loss) on sales of investments	(9)	81,827	8,627,861	2,674	254
Distributions from capital gains	—	4,459,094	20,934,898	—	—
Net change in unrealized appreciation (depreciation) of investments	164	3,539,692	16,782,013	(5,046)	(9,339)
Net gain (loss) on investments	155	8,080,613	46,344,772	(2,372)	(9,085)
Net increase (decrease) in net assets resulting from operations	$3,622	$8,147,543	$45,725,791	$770	$(6,809)

(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024. (2) See Note 9 in the Notes to Financial Statements.

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(1)	Fid VIP Invest Gr, Init Cl(1)	Fid VIP Mid Cap, Init Cl
Investment income
Dividend income	$883,017	$592,021	$—	$18,132	$106,582
Variable account expenses	352,780	169,822	—	—	—
Investment income (loss) — net	530,237	422,199	—	18,132	106,582

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,288,984	15,238,205	405,333	39,764	392,150
Cost of investments sold	3,820,140	10,970,258	378,531	39,132	358,957
Net realized gain (loss) on sales of investments	2,468,844	4,267,947	26,802	632	33,193
Distributions from capital gains	4,291,642	3,199,682	—	—	2,390,425
Net change in unrealized appreciation (depreciation) of investments	4,830,462	1,038,868	130,682	(22,723)	(130,334)
Net gain (loss) on investments	11,590,948	8,506,497	157,484	(22,091)	2,293,284
Net increase (decrease) in net assets resulting from operations	$12,121,185	$8,928,696	$157,484	$(3,959)	$2,399,866

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Investment income
Dividend income	$461,506	$336,285	$331,576	$291,187	$336,334
Variable account expenses	562,267	328,400	115,542	72,606	—
Investment income (loss) — net	(100,761)	7,885	216,034	218,581	336,334

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,184,366	23,006,391	2,031,213	5,356,815	382,083
Cost of investments sold	8,467,442	21,013,396	1,536,659	4,333,317	383,698
Net realized gain (loss) on sales of investments	1,716,924	1,992,995	494,554	1,023,498	(1,615)
Distributions from capital gains	12,741,158	13,016,081	950,601	965,112	—
Net change in unrealized appreciation (depreciation) of investments	791,706	(328,936)	(876,095)	(1,438,318)	102,568
Net gain (loss) on investments	15,249,788	14,680,140	569,060	550,292	100,953
Net increase (decrease) in net assets resulting from operations	$15,149,027	$14,688,025	$785,094	$768,873	$437,287

Year ended December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Investment income
Dividend income	$94,702	$658,228	$169,270	$607,519	$14,596
Variable account expenses	—	163,852	—	47,247	—
Investment income (loss) — net	94,702	494,376	169,270	560,272	14,596

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	189,355	6,207,655	208,667	2,037,539	31,463
Cost of investments sold	194,476	6,936,151	205,188	2,097,294	30,671
Net realized gain (loss) on sales of investments	(5,121)	(728,496)	3,479	(59,755)	792
Distributions from capital gains	—	—	13,230	49,775	13,483
Net change in unrealized appreciation (depreciation) of investments	31,731	(84,996)	41,303	198,029	35,157
Net gain (loss) on investments	26,610	(813,492)	58,012	188,049	49,432
Net increase (decrease) in net assets resulting from operations	$121,312	$(319,116)	$227,282	$748,321	$64,028

Year ended December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$346,104	$80,445	$448,332	$895,113	$44,889
Variable account expenses	66,984	—	196,845	428,533	5,534
Investment income (loss) — net	279,120	80,445	251,487	466,580	39,355

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,209,434	270,263	9,335,753	16,458,079	581,877
Cost of investments sold	4,533,517	269,040	10,165,252	15,277,124	585,939
Net realized gain (loss) on sales of investments	(324,083)	1,223	(829,499)	1,180,955	(4,062)
Distributions from capital gains	359,919	158,629	1,108,128	5,117,645	—
Net change in unrealized appreciation (depreciation) of investments	1,489,323	613,159	4,614,481	3,239,236	19,760
Net gain (loss) on investments	1,525,159	773,011	4,893,110	9,537,836	15,698
Net increase (decrease) in net assets resulting from operations	$1,804,279	$853,456	$5,144,597	$10,004,416	$55,053

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	35

Statement of Operations

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Investment income
Dividend income	$67,831	$388,118	$—	$—	$54,137
Variable account expenses	36,218	291,256	99,183	62,655	—
Investment income (loss) — net	31,613	96,862	(99,183)	(62,655)	54,137

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	726,063	12,949,664	2,041,057	4,373,161	99,625
Cost of investments sold	690,153	9,972,479	1,603,624	3,792,064	101,550
Net realized gain (loss) on sales of investments	35,910	2,977,185	437,433	581,097	(1,925)
Distributions from capital gains	560,814	8,384,832	—	—	—
Net change in unrealized appreciation (depreciation) of investments	462,716	3,123,306	4,973,532	4,205,798	(31,646)
Net gain (loss) on investments	1,059,440	14,485,323	5,410,965	4,786,895	(33,571)
Net increase (decrease) in net assets resulting from operations	$1,091,053	$14,582,185	$5,311,782	$4,724,240	$20,566

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$248,522	$265,224	$791,420	$—	$381,895
Variable account expenses	16,564	74,476	797,894	73,095	88,692
Investment income (loss) — net	231,958	190,748	(6,474)	(73,095)	293,203

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,121,320	2,651,370	11,515,596	2,921,385	2,781,275
Cost of investments sold	1,274,608	2,395,214	9,799,187	3,031,826	2,669,777
Net realized gain (loss) on sales of investments	(153,288)	256,156	1,716,409	(110,441)	111,498
Distributions from capital gains	—	1,244,080	9,504,595	—	812,829
Net change in unrealized appreciation (depreciation) of investments	72,471	347,620	13,576,637	3,400,591	1,154,313
Net gain (loss) on investments	(80,817)	1,847,856	24,797,641	3,290,150	2,078,640
Net increase (decrease) in net assets resulting from operations	$151,141	$2,038,604	$24,791,167	$3,217,055	$2,371,843

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$316,440	$—	$—	$31,686	$876,358
Variable account expenses	93,589	—	132,806	—	136,485
Investment income (loss) — net	222,851	—	(132,806)	31,686	739,873

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,252,607	330,877	5,528,933	68,199	4,424,311
Cost of investments sold	3,125,817	322,460	5,378,532	66,899	4,948,475
Net realized gain (loss) on sales of investments	126,790	8,417	150,401	1,300	(524,164)
Distributions from capital gains	109,582	483,106	1,961,036	—	—
Net change in unrealized appreciation (depreciation) of investments	(455,030)	605,241	2,647,115	(2,537)	490,297
Net gain (loss) on investments	(218,658)	1,096,764	4,758,552	(1,237)	(33,867)
Net increase (decrease) in net assets resulting from operations	$4,193	$1,096,764	$4,625,746	$30,449	$706,006
See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Investment income
Dividend income	$—	$—	$—	$—	$529,396
Variable account expenses	—	118,940	87,811	—	—
Investment income (loss) — net	—	(118,940)	(87,811)	—	529,396

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	54,541	4,910,492	4,982,713	164,411	1,510,673
Cost of investments sold	50,049	4,296,660	4,624,076	141,325	1,333,820
Net realized gain (loss) on sales of investments	4,492	613,832	358,637	23,086	176,853
Distributions from capital gains	331,898	1,267,635	982,001	64,139	—
Net change in unrealized appreciation (depreciation) of investments	595,305	1,964,343	4,976,636	200,893	2,401,216
Net gain (loss) on investments	931,695	3,845,810	6,317,274	288,118	2,578,069
Net increase (decrease) in net assets resulting from operations	$931,695	$3,726,870	$6,229,463	$288,118	$3,107,465

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Investment income
Dividend income	$103,902	$149,524	$135,037	$45,738	$—
Variable account expenses	—	125,005	—	—	291,070
Investment income (loss) — net	103,902	24,519	135,037	45,738	(291,070)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	358,338	2,562,248	374,095	270,099	8,808,888
Cost of investments sold	293,344	2,172,975	384,519	300,131	5,822,525
Net realized gain (loss) on sales of investments	64,994	389,273	(10,424)	(30,032)	2,986,363
Distributions from capital gains	—	1,048,053	—	—	—
Net change in unrealized appreciation (depreciation) of investments	630,349	1,751,763	(72,407)	(5,372)	13,390,693
Net gain (loss) on investments	695,343	3,189,089	(82,831)	(35,404)	16,377,056
Net increase (decrease) in net assets resulting from operations	$799,245	$3,213,608	$52,206	$10,334	$16,085,986

Year ended December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$533,842	$2,725	$—	$—	$—
Variable account expenses	194,749	—	78,408	—	5,205
Investment income (loss) — net	339,093	2,725	(78,408)	—	(5,205)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,449,632	713,259	4,573,013	84,716	290,450
Cost of investments sold	5,470,870	555,819	3,337,298	80,356	287,003
Net realized gain (loss) on sales of investments	978,762	157,440	1,235,715	4,360	3,447
Distributions from capital gains	—	259,200	608,812	—	—
Net change in unrealized appreciation (depreciation) of investments	656,554	2,234,497	4,052,802	42,451	108,639
Net gain (loss) on investments	1,635,316	2,651,137	5,897,329	46,811	112,086
Net increase (decrease) in net assets resulting from operations	$1,974,409	$2,653,862	$5,818,921	$46,811	$106,881

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	37

Statement of Operations

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC(1)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(1)	LVIP AC Val, Serv Cl
Investment income
Dividend income	$16,918	$143,970	$193,038	$4,939	$1,143,804
Variable account expenses	—	37,971	64,300	—	130,663
Investment income (loss) — net	16,918	105,999	128,738	4,939	1,013,141

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,385	3,213,328	1,805,644	49,041	10,429,470
Cost of investments sold	2,332	3,253,599	1,660,542	48,035	9,067,416
Net realized gain (loss) on sales of investments	53	(40,271)	145,102	1,006	1,362,054
Distributions from capital gains	—	—	—	4,514	2,378,310
Net change in unrealized appreciation (depreciation) of investments	(9,190)	165,168	(1,754)	1,107	(1,213,274)
Net gain (loss) on investments	(9,137)	124,897	143,348	6,627	2,527,090
Net increase (decrease) in net assets resulting from operations	$7,781	$230,896	$272,086	$11,566	$3,540,231

(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl(1)	Mac VIP Intl Core Eq, Std Cl(2)	MFS Gbl Real Est, Init Cl(1)
Investment income
Dividend income	$1,939,707	$39,139	$78	$965	$889
Variable account expenses	323,179	5,041	—	—	—
Investment income (loss) — net	1,616,528	34,098	78	965	889

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,322,765	355,500	414	55,992	600
Cost of investments sold	4,562,099	342,727	398	56,153	569
Net realized gain (loss) on sales of investments	1,760,666	12,773	16	(161)	31
Distributions from capital gains	3,724,322	78,618	164	175	—
Net change in unrealized appreciation (depreciation) of investments	(1,498,362)	109,142	(96)	(4,796)	(1,799)
Net gain (loss) on investments	3,986,626	200,533	84	(4,782)	(1,768)
Net increase (decrease) in net assets resulting from operations	$5,603,154	$234,631	$162	$(3,817)	$(879)

(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(2) For the period April 26, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	MFS Intl Gro, Init Cl(1)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$3,217	$65,746	$—	$80,309	$479,688
Variable account expenses	—	242,165	129,170	—	94,192
Investment income (loss) — net	3,217	(176,419)	(129,170)	80,309	385,496

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	48,566	9,106,930	5,228,421	409,213	5,510,710
Cost of investments sold	47,437	7,778,361	7,160,218	427,820	5,323,738
Net realized gain (loss) on sales of investments	1,129	1,328,569	(1,931,797)	(18,607)	186,972
Distributions from capital gains	1,045	4,574,168	—	99,101	667,872
Net change in unrealized appreciation (depreciation) of investments	(7,876)	1,560,310	3,665,561	208,474	1,113,878
Net gain (loss) on investments	(5,702)	7,463,047	1,733,764	288,968	1,968,722
Net increase (decrease) in net assets resulting from operations	$(2,485)	$7,286,628	$1,604,594	$369,277	$2,354,218

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$—	$—	$6,302	$—	$761,724
Variable account expenses	—	76,510	—	—	54,532
Investment income (loss) — net	—	(76,510)	6,302	—	707,192

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	980,519	6,209,145	58,868	124,234	2,372,380
Cost of investments sold	1,326,097	11,734,416	46,750	94,921	2,680,500
Net realized gain (loss) on sales of investments	(345,578)	(5,525,271)	12,118	29,313	(308,120)
Distributions from capital gains	—	—	135,775	50,261	—
Net change in unrealized appreciation (depreciation) of investments	3,676,523	13,909,524	449,403	148,583	(29,417)
Net gain (loss) on investments	3,330,945	8,384,253	597,296	228,157	(337,537)
Net increase (decrease) in net assets resulting from operations	$3,330,945	$8,307,743	$603,598	$228,157	$369,655

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Investment income
Dividend income	$82,239	$31,883	$674,302	$194,575	$10,230
Variable account expenses	—	—	73,492	—	—
Investment income (loss) — net	82,239	31,883	600,810	194,575	10,230

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,072	12,592	2,308,179	93,690	133,576
Cost of investments sold	41,440	11,519	2,547,521	96,566	120,681
Net realized gain (loss) on sales of investments	632	1,073	(239,342)	(2,876)	12,895
Distributions from capital gains	—	—	—	—	63,072
Net change in unrealized appreciation (depreciation) of investments	(35,653)	60,011	(73,039)	(77,677)	(119,915)
Net gain (loss) on investments	(35,021)	61,084	(312,381)	(80,553)	(43,948)
Net increase (decrease) in net assets resulting from operations	$47,218	$92,967	$288,429	$114,022	$(33,718)

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(1)	Put VT Lg Cap Val, Cl IA(1)
Investment income
Dividend income	$141,225	$284,770	$192,864	$3	$209
Variable account expenses	135,046	26,515	38,286	—	—
Investment income (loss) — net	6,179	258,255	154,578	3	209

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,277,115	651,717	2,205,083	12,627	54,762
Cost of investments sold	5,830,805	732,152	2,019,246	12,747	53,448
Net realized gain (loss) on sales of investments	446,310	(80,435)	185,837	(120)	1,314
Distributions from capital gains	1,300,662	—	—	—	718
Net change in unrealized appreciation (depreciation) of investments	(1,328,994)	164,123	(104,956)	(8,195)	14,517
Net gain (loss) on investments	417,978	83,688	80,881	(8,315)	16,549
Net increase (decrease) in net assets resulting from operations	$424,157	$341,943	$235,459	$(8,312)	$16,758

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	39

Statement of Operations

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Investment income
Dividend income	$581,815	$12,498	$—	$—	$—
Variable account expenses	1,029,810	22,350	167,943	—	9,585
Investment income (loss) — net	(447,995)	(9,852)	(167,943)	—	(9,585)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,890,292	1,785,483	2,849,352	162,495	961,344
Cost of investments sold	10,314,155	1,435,389	2,869,003	170,524	1,125,777
Net realized gain (loss) on sales of investments	5,576,137	350,094	(19,651)	(8,029)	(164,433)
Distributions from capital gains	958,857	40,517	2,113,510	—	—
Net change in unrealized appreciation (depreciation) of investments	24,058,548	840,333	1,798,300	(79,421)	(153,145)
Net gain (loss) on investments	30,593,542	1,230,944	3,892,159	(87,450)	(317,578)
Net increase (decrease) in net assets resulting from operations	$30,145,547	$1,221,092	$3,724,216	$(87,450)	$(327,163)

Year ended December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$713,463	$205,695	$—	$—	$—
Variable account expenses	160,736	25,335	—	1,121,756	1,545,217
Investment income (loss) — net	552,727	180,360	—	(1,121,756)	(1,545,217)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,031,796	2,568,243	3,831,886	53,892,446	52,652,191
Cost of investments sold	2,046,510	2,396,947	3,234,168	35,499,258	30,609,503
Net realized gain (loss) on sales of investments	985,286	171,296	597,718	18,393,188	22,042,688
Distributions from capital gains	2,181,782	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,347,304)	554,795	14,373,408	30,860,447	24,753,956
Net gain (loss) on investments	(1,180,236)	726,091	14,971,126	49,253,635	46,796,644
Net increase (decrease) in net assets resulting from operations	$(627,509)	$906,451	$14,971,126	$48,131,879	$45,251,427

Year ended December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	91,436	92,492	—	9,849
Investment income (loss) — net	—	(91,436)	(92,492)	—	(9,849)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,686,582	7,053,367	5,236,062	43,600	420,444
Cost of investments sold	1,623,702	6,710,550	4,799,723	42,057	405,422
Net realized gain (loss) on sales of investments	62,880	342,817	436,339	1,543	15,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,777	549,585	470,627	27,805	89,969
Net gain (loss) on investments	100,657	892,402	906,966	29,348	104,991
Net increase (decrease) in net assets resulting from operations	$100,657	$800,966	$814,474	$29,348	$95,142

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	14,321	—	146,079	—
Investment income (loss) — net	—	(14,321)	—	(146,079)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	293,028	821,683	4,213,381	7,976,923	1,456,763
Cost of investments sold	273,870	724,358	3,648,734	6,148,054	1,340,694
Net realized gain (loss) on sales of investments	19,158	97,325	564,647	1,828,869	116,069
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	111,449	130,780	2,909,158	3,435,570	1,656,583
Net gain (loss) on investments	130,607	228,105	3,473,805	5,264,439	1,772,652
Net increase (decrease) in net assets resulting from operations	$130,607	$213,784	$3,473,805	$5,118,360	$1,772,652

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	133,822	—	1,527,587	2,321,747	—
Investment income (loss) — net	(133,822)	—	(1,527,587)	(2,321,747)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,353,420	2,002,954	59,304,908	76,966,080	1,927,236
Cost of investments sold	6,000,411	1,804,834	41,891,143	48,956,936	1,678,095
Net realized gain (loss) on sales of investments	1,353,009	198,120	17,413,765	28,009,144	249,141
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,114,532	6,365,335	14,865,826	14,836,838	24,254,053
Net gain (loss) on investments	3,467,541	6,563,455	32,279,591	42,845,982	24,503,194
Net increase (decrease) in net assets resulting from operations	$3,333,719	$6,563,455	$30,752,004	$40,524,235	$24,503,194

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,154,149	4,348,233	—	197,886	251,772
Investment income (loss) — net	(2,154,149)	(4,348,233)	—	(197,886)	(251,772)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	92,013,061	134,872,541	422,228	8,178,313	13,321,282
Cost of investments sold	61,460,297	79,477,908	391,221	6,815,596	10,358,798
Net realized gain (loss) on sales of investments	30,552,764	55,394,633	31,007	1,362,717	2,962,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	46,787,762	51,145,379	285,226	1,240,849	493,790
Net gain (loss) on investments	77,340,526	106,540,012	316,233	2,603,566	3,456,274
Net increase (decrease) in net assets resulting from operations	$75,186,377	$102,191,779	$316,233	$2,405,680	$3,204,502

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	41

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$58,419	$20,853	$—	$—	$—
Variable account expenses	—	—	—	—	34,925
Investment income (loss) — net	58,419	20,853	—	—	(34,925)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	168,441	141,924	70,604	137,733	1,595,435
Cost of investments sold	171,681	149,897	55,694	86,923	877,391
Net realized gain (loss) on sales of investments	(3,240)	(7,973)	14,910	50,810	718,044
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(19,148)	(200)	327,253	74,987	847,169
Net gain (loss) on investments	(22,388)	(8,173)	342,163	125,797	1,565,213
Net increase (decrease) in net assets resulting from operations	$36,031	$12,680	$342,163	$125,797	$1,530,288

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Investment income
Dividend income	$42,671	$22,582	$40,360	$30,948	$72,517
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	42,671	22,582	40,360	30,948	72,517

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	145,746	408,969	223,108	633,705	211,354
Cost of investments sold	144,789	424,667	225,938	635,175	194,366
Net realized gain (loss) on sales of investments	957	(15,698)	(2,830)	(1,470)	16,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	131,601	104,760	(188,223)	(133,700)	9,200
Net gain (loss) on investments	132,558	89,062	(191,053)	(135,170)	26,188
Net increase (decrease) in net assets resulting from operations	$175,229	$111,644	$(150,693)	$(104,222)	$98,705

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$95,349	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	95,349	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	711,950	36,910	82,766	21,410	126,495
Cost of investments sold	667,578	35,563	72,257	19,414	115,929
Net realized gain (loss) on sales of investments	44,372	1,347	10,509	1,996	10,566
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,105	243,841	166,065	57,839	75,690
Net gain (loss) on investments	52,477	245,188	176,574	59,835	86,256
Net increase (decrease) in net assets resulting from operations	$147,826	$245,188	$176,574	$59,835	$86,256

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	52,936	—	—	—	438,231
Investment income (loss) — net	(52,936)	—	—	—	(438,231)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,937,847	39,001	425,215	935,357	19,635,113
Cost of investments sold	2,662,331	35,871	382,090	824,082	27,455,301
Net realized gain (loss) on sales of investments	1,275,516	3,130	43,125	111,275	(7,820,188)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(249,568)	39,792	1,693,198	575,621	20,700,476
Net gain (loss) on investments	1,025,948	42,922	1,736,323	686,896	12,880,288
Net increase (decrease) in net assets resulting from operations	$973,012	$42,922	$1,736,323	$686,896	$12,442,057

Year ended December 31, 2024 (continued)			Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income			$918,695	$74,489	$19,751
Variable account expenses			299,651	—	—
Investment income (loss) — net			619,044	74,489	19,751

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			11,630,387	155,366	54,570
Cost of investments sold			14,834,163	159,890	59,887
Net realized gain (loss) on sales of investments			(3,203,776)	(4,524)	(5,317)
Distributions from capital gains			—	—	—
Net change in unrealized appreciation (depreciation) of investments			(3,145,195)	6,460	5,631
Net gain (loss) on investments			(6,348,971)	1,936	314
Net increase (decrease) in net assets resulting from operations			$(5,729,927)	$76,425	$20,065

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$6,881	$724,504	$13,279	$(302,333)	$316,399
Net realized gain (loss) on sales of investments	(10,285)	677,927	87,810	2,343,635	677,730
Distributions from capital gains	—	—	983,982	3,898,427	1,311,255
Net change in unrealized appreciation (depreciation) of investments	70,093	278,479	3,903,172	12,275,530	1,807,955
Net increase (decrease) in net assets resulting from operations	66,689	1,680,910	4,988,243	18,215,259	4,113,339

Contract transactions
Contract purchase payments	90,685	1,538,474	4,450,417	2,236,935	751,815
Net transfers(1)	49,432	(1,163,200)	1,456,294	(175,230)	1,502,024
Transfers for policy loans	(5,558)	(2,906)	(196,160)	(1,187,791)	(277,192)
Policy charges	(19,995)	(983,896)	(1,195,139)	(1,232,700)	(689,241)
Contract terminations:
Surrender benefits	(4,430)	(2,199,276)	(80,993)	(1,959,585)	(1,534,951)
Death benefits	—	—	—	(158,180)	—
Increase (decrease) from transactions	110,134	(2,810,804)	4,434,419	(2,476,551)	(247,545)
Net assets at beginning of year	643,717	38,105,154	18,395,939	74,888,091	33,146,097
Net assets at end of year	$820,540	$36,975,260	$27,818,601	$90,626,799	$37,011,891

Accumulation unit activity
Units outstanding at beginning of year	473,859	20,837,195	9,180,419	11,905,281	8,304,982
Units purchased	144,514	3,778,622	2,535,905	1,351,016	2,676,787
Units redeemed	(67,164)	(4,347,100)	(632,748)	(1,066,690)	(1,301,402)
Units outstanding at end of year	551,209	20,268,717	11,083,576	12,189,607	9,680,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$143,634	$2,553	$(65,077)	$—	$(88,420)
Net realized gain (loss) on sales of investments	85,695	2,310	283,425	(45,669)	(764,698)
Distributions from capital gains	959,768	92,577	1,736,646	—	—
Net change in unrealized appreciation (depreciation) of investments	831,407	28,459	381,588	1,218,159	5,263,782
Net increase (decrease) in net assets resulting from operations	2,020,504	125,899	2,336,582	1,172,490	4,410,664

Contract transactions
Contract purchase payments	360,059	162,315	366,604	1,570,292	1,018,414
Net transfers(1)	342,218	53,121	(513,235)	782,899	810,526
Transfers for policy loans	(75,995)	(1,693)	(244,103)	(7,728)	(412,189)
Policy charges	(281,777)	(43,699)	(331,427)	(413,666)	(493,119)
Contract terminations:
Surrender benefits	(908,222)	(11,177)	(654,918)	(61,579)	(1,253,948)
Death benefits	—	—	(287)	—	(51,201)
Increase (decrease) from transactions	(563,717)	158,867	(1,377,366)	1,870,218	(381,517)
Net assets at beginning of year	14,027,804	713,695	16,501,599	5,562,060	24,229,139
Net assets at end of year	$15,484,591	$998,461	$17,460,815	$8,604,768	$28,258,286

Accumulation unit activity
Units outstanding at beginning of year	5,784,424	402,660	3,406,817	4,473,482	6,564,450
Units purchased	1,490,209	114,759	894,395	1,686,039	1,143,291
Units redeemed	(1,361,098)	(29,044)	(569,467)	(347,254)	(689,421)
Units outstanding at end of year	5,913,535	488,375	3,731,745	5,812,267	7,018,320

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$143,895	$595,221	$85,597	$64,622	$221,614
Net realized gain (loss) on sales of investments	37,935	1,098,661	22,257	(132,832)	318,695
Distributions from capital gains	105,264	525,251	691,703	1,133,107	314,032
Net change in unrealized appreciation (depreciation) of investments	695,729	3,382,829	14,928	31,021	2,086,479
Net increase (decrease) in net assets resulting from operations	982,823	5,601,962	814,485	1,095,918	2,940,820

Contract transactions
Contract purchase payments	481,103	394,965	1,601,127	355,486	309,353
Net transfers(1)	393,638	(1,577,209)	300,193	(703,305)	1,207,441
Transfers for policy loans	(19,609)	(288,717)	(105,984)	258,177	(260,949)
Policy charges	(148,875)	(248,037)	(534,297)	(279,414)	(313,795)
Contract terminations:
Surrender benefits	(15,575)	(519,967)	(98,627)	(578,137)	(627,584)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	690,682	(2,238,965)	1,162,412	(947,193)	314,466
Net assets at beginning of year	2,147,383	15,383,455	8,370,266	13,138,911	15,641,073
Net assets at end of year	$3,820,888	$18,746,452	$10,347,163	$13,287,636	$18,896,359

Accumulation unit activity
Units outstanding at beginning of year	1,511,560	13,257,928	6,173,768	8,435,673	4,973,947
Units purchased	503,219	557,740	1,322,279	486,347	911,649
Units redeemed	(107,764)	(2,283,906)	(509,257)	(1,081,461)	(519,648)
Units outstanding at end of year	1,907,015	11,531,762	6,986,790	7,840,559	5,365,948

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Operations
Investment income (loss) — net	$—	$(1,470,758)	$57,214	$28,881	$—
Net realized gain (loss) on sales of investments	80,100	13,451,775	(64,409)	(74,598)	138,323
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,705,350	17,970,050	114,176	98,982	2,595,437
Net increase (decrease) in net assets resulting from operations	4,785,450	29,951,067	106,981	53,265	2,733,760

Contract transactions
Contract purchase payments	7,912,149	6,823,649	337,748	43,596	2,729,760
Net transfers(1)	11,388,467	11,781,659	(1,146)	(83,034)	3,618,080
Transfers for policy loans	(181,002)	(1,399,547)	(266)	5,045	(176,562)
Policy charges	(2,064,285)	(9,232,276)	(99,304)	(13,322)	(642,525)
Contract terminations:
Surrender benefits	(285,197)	(11,960,488)	(4,728)	(24,402)	(47,245)
Death benefits	—	(98,131)	—	—	—
Increase (decrease) from transactions	16,770,132	(4,085,134)	232,304	(72,117)	5,481,508
Net assets at beginning of year	27,148,118	219,202,644	1,448,828	814,000	9,923,019
Net assets at end of year	$48,703,700	$245,068,577	$1,788,113	$795,148	$18,138,287

Accumulation unit activity
Units outstanding at beginning of year	17,369,019	68,176,804	989,064	906,261	5,099,809
Units purchased	11,316,727	6,632,917	220,473	51,965	2,838,611
Units redeemed	(1,484,947)	(6,772,125)	(71,255)	(131,592)	(384,189)
Units outstanding at end of year	27,200,799	68,037,596	1,138,282	826,634	7,554,231

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$(2,514,268)	$—
Net realized gain (loss) on sales of investments	288,078	83,547	283,768	33,023,546	47,277
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,421,794	1,449,051	546,229	47,879,430	1,396,048
Net increase (decrease) in net assets resulting from operations	1,709,872	1,532,598	829,997	78,388,708	1,443,325

Contract transactions
Contract purchase payments	474,203	973,960	150,777	7,961,641	2,222,048
Net transfers(1)	1,492,665	1,992,775	(336,481)	(6,654,685)	1,487,082
Transfers for policy loans	(177,569)	(112,230)	558	(1,575,287)	63,999
Policy charges	(196,801)	(293,092)	(68,070)	(13,137,510)	(555,772)
Contract terminations:
Surrender benefits	(195,307)	(19,592)	(83,468)	(17,492,538)	(31,383)
Death benefits	—	—	—	(170,602)	—
Increase (decrease) from transactions	1,397,191	2,541,821	(336,684)	(31,068,981)	3,185,974
Net assets at beginning of year	6,932,178	5,200,264	3,287,641	324,581,272	8,274,443
Net assets at end of year	$10,039,241	$9,274,683	$3,780,954	$371,900,999	$12,903,742

Accumulation unit activity
Units outstanding at beginning of year	2,122,732	3,041,557	872,277	86,364,479	5,592,195
Units purchased	524,417	1,474,264	35,245	5,231,824	2,325,042
Units redeemed	(149,765)	(212,733)	(109,665)	(10,397,024)	(361,353)
Units outstanding at end of year	2,497,384	4,303,088	797,857	81,199,279	7,555,884

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Operations
Investment income (loss) — net	$—	$(997,494)	$51,420	$32,897	$113,436
Net realized gain (loss) on sales of investments	290,896	21,333,165	6,572	(14,814)	(89,046)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,870	8,312,062	8,196	21,050	504,885
Net increase (decrease) in net assets resulting from operations	677,766	28,647,733	66,188	39,133	529,275

Contract transactions
Contract purchase payments	226,520	4,695,597	166,179	52,859	2,015,067
Net transfers(1)	(613,568)	(4,091,005)	(201,241)	(64,689)	1,045,567
Transfers for policy loans	(63,017)	(1,876,421)	20,819	3,881	(45,451)
Policy charges	(111,759)	(5,201,527)	(58,479)	(16,326)	(471,894)
Contract terminations:
Surrender benefits	(118,689)	(10,129,959)	(2,606)	(16,103)	(53,250)
Death benefits	—	(168,563)	—	—	—
Increase (decrease) from transactions	(680,513)	(16,771,878)	(75,328)	(40,378)	2,490,039
Net assets at beginning of year	5,013,525	200,757,579	1,125,388	670,278	8,424,584
Net assets at end of year	$5,010,778	$212,633,434	$1,116,248	$669,033	$11,443,898

Accumulation unit activity
Units outstanding at beginning of year	1,832,221	53,114,786	1,088,713	536,765	7,846,789
Units purchased	76,745	9,380,045	175,898	44,455	2,749,731
Units redeemed	(318,236)	(8,877,281)	(249,587)	(76,417)	(510,402)
Units outstanding at end of year	1,590,730	53,617,550	1,015,024	504,803	10,086,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1(2)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$77,140	$280,551	$3,302	$10,768	$522,952
Net realized gain (loss) on sales of investments	(370,426)	(3,278,866)	630	(8,650)	(551,279)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	697,844	4,987,908	1,798	6,667	542,763
Net increase (decrease) in net assets resulting from operations	404,558	1,989,593	5,730	8,785	514,436

Contract transactions
Contract purchase payments	551,833	1,327,231	76,722	24,739	679,840
Net transfers(1)	(247,413)	(1,980,082)	247,461	(2,068)	1,726,338
Transfers for policy loans	(60,248)	(200,590)	—	(13,779)	37,805
Policy charges	(143,878)	(902,750)	(27,811)	(13,087)	(530,672)
Contract terminations:
Surrender benefits	(183,856)	(1,793,183)	(76)	(12,240)	(818,163)
Death benefits	—	(497)	—	—	—
Increase (decrease) from transactions	(83,562)	(3,549,871)	296,296	(16,435)	1,095,148
Net assets at beginning of year	7,462,149	41,192,655	—	336,595	17,510,602
Net assets at end of year	$7,783,145	$39,632,377	$302,026	$328,945	$19,120,186

Accumulation unit activity
Units outstanding at beginning of year	5,262,510	20,809,987	—	348,889	14,956,531
Units purchased	376,521	2,135,083	318,687	25,266	2,989,930
Units redeemed	(433,995)	(2,813,160)	(27,202)	(44,092)	(1,637,634)
Units outstanding at end of year	5,205,036	20,131,910	291,485	330,063	16,308,827

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$993,362	$414,888	$2,591,196	$271,888	$148,689
Net realized gain (loss) on sales of investments	—	—	18	(2,213)	(6,263)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(17)	39,723	28,034
Net increase (decrease) in net assets resulting from operations	993,362	414,888	2,591,197	309,398	170,460

Contract transactions
Contract purchase payments	10,535,586	1,467,505	4,952,356	1,026,285	174,679
Net transfers(1)	(4,850,549)	758,727	25,271,887	1,027,068	281,481
Transfers for policy loans	1,121	13,501	(91,097)	(13,671)	(20,101)
Policy charges	(2,333,632)	(470,925)	(4,500,443)	(266,793)	(59,043)
Contract terminations:
Surrender benefits	(115,682)	(451,958)	(7,581,407)	(41,724)	(25,892)
Death benefits	—	—	(212,786)	—	—
Increase (decrease) from transactions	3,236,844	1,316,850	17,838,510	1,731,165	351,124
Net assets at beginning of year	17,933,527	8,358,680	48,678,919	3,579,410	2,246,592
Net assets at end of year	$22,163,733	$10,090,418	$69,108,626	$5,619,973	$2,768,176

Accumulation unit activity
Units outstanding at beginning of year	16,606,313	7,654,560	46,489,988	2,897,809	1,344,160
Units purchased	9,464,965	1,990,059	28,444,852	1,604,346	265,748
Units redeemed	(6,524,591)	(822,004)	(11,870,078)	(251,703)	(60,283)
Units outstanding at end of year	19,546,687	8,822,615	63,064,762	4,250,452	1,549,625

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$2,565,996	$103,732	$58,987	$894,325	$364,416
Net realized gain (loss) on sales of investments	(508,165)	(1,528)	(22,927)	(482,382)	(22,254)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	986,227	(3,507)	26,260	521,835	(213,860)
Net increase (decrease) in net assets resulting from operations	3,044,058	98,697	62,320	933,778	128,302

Contract transactions
Contract purchase payments	1,495,312	365,618	98,179	505,340	1,291,878
Net transfers(1)	2,047,483	631,585	(12,467)	1,605,200	2,316,538
Transfers for policy loans	82,579	(5,271)	(39,519)	(145,894)	(87,262)
Policy charges	(1,329,400)	(95,513)	(36,377)	(489,552)	(624,959)
Contract terminations:
Surrender benefits	(1,951,495)	(1,833)	(12,885)	(1,046,517)	(73,278)
Death benefits	(50,106)	—	—	—	—
Increase (decrease) from transactions	294,373	894,586	(3,069)	428,577	2,822,917
Net assets at beginning of year	46,807,604	1,212,625	1,079,433	17,221,231	6,120,459
Net assets at end of year	$50,146,035	$2,205,908	$1,138,684	$18,583,586	$9,071,678

Accumulation unit activity
Units outstanding at beginning of year	18,668,039	995,531	664,037	7,802,622	5,756,599
Units purchased	3,795,504	795,896	58,961	1,191,499	3,342,462
Units redeemed	(2,058,917)	(81,410)	(60,367)	(797,411)	(731,686)
Units outstanding at end of year	20,404,626	1,710,017	662,631	8,196,710	8,367,375

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$158,365	$3,839,494	$—	$—	$(469,653)
Net realized gain (loss) on sales of investments	(71,544)	(2,330,774)	76,610	476,250	9,681,609
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(27,211)	(341,742)	5,857,652	2,524,910	17,436,338
Net increase (decrease) in net assets resulting from operations	59,610	1,166,978	5,934,262	3,001,160	26,648,294

Contract transactions
Contract purchase payments	128,276	3,472,091	5,176,673	531,781	1,795,608
Net transfers(1)	638,571	7,201,118	4,449,529	271,549	3,462,162
Transfers for policy loans	(32,555)	(589,322)	(211,842)	(147,759)	(810,893)
Policy charges	(86,642)	(3,320,850)	(1,239,342)	(219,470)	(1,908,917)
Contract terminations:
Surrender benefits	(102,950)	(4,711,236)	(128,690)	(289,118)	(4,704,627)
Death benefits	—	(49,802)	—	—	(16,402)
Increase (decrease) from transactions	544,700	2,001,999	8,046,328	146,983	(2,183,069)
Net assets at beginning of year	2,976,577	90,254,199	16,132,606	9,687,883	87,092,623
Net assets at end of year	$3,580,887	$93,423,176	$30,113,196	$12,836,026	$111,557,848

Accumulation unit activity
Units outstanding at beginning of year	2,463,371	59,504,188	7,914,853	2,097,905	15,808,085
Units purchased	632,742	8,992,767	3,992,029	144,982	3,096,235
Units redeemed	(183,070)	(6,040,594)	(657,447)	(121,200)	(1,874,970)
Units outstanding at end of year	2,913,043	62,456,361	11,249,435	2,121,687	17,029,350

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(851,409)	$91,170	$479,190	$43,392
Net realized gain (loss) on sales of investments	483,063	14,666,891	6,881	(15,283)	(29,551)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	21,485,561	31,913,544	8,739	150,335	(52,312)
Net increase (decrease) in net assets resulting from operations	21,968,624	45,729,026	106,790	614,242	(38,471)

Contract transactions
Contract purchase payments	24,553,051	5,413,656	387,247	222,109	291,314
Net transfers(1)	23,709,315	20,026,729	525,388	1,403,574	(111,345)
Transfers for policy loans	(1,194,263)	(3,169,961)	(4,274)	(176,750)	(6,985)
Policy charges	(5,341,682)	(3,505,514)	(183,662)	(334,512)	(78,031)
Contract terminations:
Surrender benefits	(652,608)	(8,926,795)	(6,253)	(533,077)	(2,648)
Death benefits	—	(18,360)	—	(15,644)	—
Increase (decrease) from transactions	41,073,813	9,819,755	718,446	565,700	92,305
Net assets at beginning of year	74,619,130	187,839,472	2,152,155	14,863,218	823,032
Net assets at end of year	$137,661,567	$243,388,253	$2,977,391	$16,043,160	$876,866

Accumulation unit activity
Units outstanding at beginning of year	40,775,602	40,286,876	1,919,384	13,717,083	801,318
Units purchased	22,958,702	9,030,490	784,656	1,438,505	289,650
Units redeemed	(3,407,792)	(3,679,682)	(169,184)	(967,363)	(200,347)
Units outstanding at end of year	60,326,512	45,637,684	2,534,856	14,188,225	890,621

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$28,226	$357,702	$172,093	$2,031,843	$—
Net realized gain (loss) on sales of investments	(42,660)	10,885	(1,414)	968,221	72,901
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(29,082)	(154,851)	(43,344)	(1,468,542)	1,055,544
Net increase (decrease) in net assets resulting from operations	(43,516)	213,736	127,335	1,531,522	1,128,445

Contract transactions
Contract purchase payments	44,814	2,045,912	233,688	2,235,868	2,164,329
Net transfers(1)	(293,169)	1,992,589	721,794	(554,129)	1,620,632
Transfers for policy loans	(11,197)	(53,887)	(149,578)	96,947	(183,814)
Policy charges	(23,342)	(390,803)	(73,349)	(2,516,173)	(488,094)
Contract terminations:
Surrender benefits	(3,781)	(30,137)	(104,322)	(2,898,271)	(85,185)
Death benefits	—	—	—	(58,043)	—
Increase (decrease) from transactions	(286,675)	3,563,674	628,233	(3,693,801)	3,027,868
Net assets at beginning of year	1,059,122	7,414,052	3,717,486	56,156,320	8,278,953
Net assets at end of year	$728,931	$11,191,462	$4,473,054	$53,994,041	$12,435,266

Accumulation unit activity
Units outstanding at beginning of year	900,236	5,582,463	2,003,674	30,833,643	5,267,665
Units purchased	38,655	2,905,020	501,042	2,397,604	2,186,732
Units redeemed	(290,829)	(341,716)	(169,429)	(4,079,396)	(444,066)
Units outstanding at end of year	648,062	8,145,767	2,335,287	29,151,851	7,010,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(167,615)	$—	$—	$(102,205)
Net realized gain (loss) on sales of investments	269,149	1,997,709	19,613	123,472	1,866,091
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	500,407	2,209,440	1,533,529	613,840	2,934,096
Net increase (decrease) in net assets resulting from operations	769,556	4,039,534	1,553,142	737,312	4,697,982

Contract transactions
Contract purchase payments	326,223	661,661	1,258,627	189,136	509,009
Net transfers(1)	39,526	(1,434,025)	1,345,465	286,335	1,413,724
Transfers for policy loans	(165,000)	(494,157)	(5,026)	(75,426)	(113,379)
Policy charges	(99,666)	(488,739)	(372,055)	(85,715)	(488,329)
Contract terminations:
Surrender benefits	(210,126)	(1,363,898)	(17,697)	(136,978)	(1,041,557)
Death benefits	(166,878)	—	—	—	—
Increase (decrease) from transactions	(275,921)	(3,119,158)	2,209,314	177,352	279,468
Net assets at beginning of year	6,438,109	34,552,646	5,516,111	3,024,188	19,930,999
Net assets at end of year	$6,931,744	$35,473,022	$9,278,567	$3,938,852	$24,908,449

Accumulation unit activity
Units outstanding at beginning of year	1,869,192	7,889,105	3,467,737	937,337	4,170,273
Units purchased	90,163	537,207	1,472,572	134,163	1,100,706
Units redeemed	(171,728)	(907,821)	(224,049)	(81,896)	(543,737)
Units outstanding at end of year	1,787,627	7,518,491	4,716,260	989,604	4,727,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(91,881)	$—	$—
Net realized gain (loss) on sales of investments	47,099	221,500	1,482,853	37,812	102,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	511,629	316,062	867,994	505,270	289,613
Net increase (decrease) in net assets resulting from operations	558,728	537,562	2,258,966	543,082	392,311

Contract transactions
Contract purchase payments	1,121,086	264,978	455,895	933,179	164,289
Net transfers(1)	733,797	(154,111)	(1,319,215)	582,806	(134,023)
Transfers for policy loans	(4,403)	(62,617)	(196,640)	(28,134)	(52,400)
Policy charges	(238,094)	(89,816)	(288,476)	(241,569)	(52,526)
Contract terminations:
Surrender benefits	(33,472)	(232,260)	(748,631)	(30,503)	(135,810)
Death benefits	—	—	(16,688)	—	—
Increase (decrease) from transactions	1,578,914	(273,826)	(2,113,755)	1,215,779	(210,470)
Net assets at beginning of year	4,151,941	4,552,071	19,887,691	3,430,101	2,952,633
Net assets at end of year	$6,289,583	$4,815,807	$20,032,902	$5,188,962	$3,134,474

Accumulation unit activity
Units outstanding at beginning of year	2,601,129	1,411,581	4,679,536	2,460,314	1,017,280
Units purchased	1,058,438	75,732	332,477	1,004,841	52,890
Units redeemed	(158,323)	(157,140)	(588,141)	(198,453)	(120,032)
Units outstanding at end of year	3,501,244	1,330,173	4,423,872	3,266,702	950,138

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(102,563)	$—	$—	$342,544	$119,349
Net realized gain (loss) on sales of investments	1,892,376	45,900	81,285	(6,519)	(44,887)
Distributions from capital gains	—	610,273	254,973	—	—
Net change in unrealized appreciation (depreciation) of investments	950,694	1,498,757	390,698	4,268	49,872
Net increase (decrease) in net assets resulting from operations	2,740,507	2,154,930	726,956	340,293	124,334

Contract transactions
Contract purchase payments	559,307	1,738,199	128,452	1,171,434	196,218
Net transfers(1)	(635,422)	4,141,944	882,194	2,185,813	(66,907)
Transfers for policy loans	(138,482)	(45,366)	(60,965)	(20,956)	(29,224)
Policy charges	(442,490)	(394,404)	(34,284)	(419,901)	(113,190)
Contract terminations:
Surrender benefits	(1,079,032)	(51,251)	(60,459)	(33,349)	(19,056)
Death benefits	(1,020)	—	—	—	(200)
Increase (decrease) from transactions	(1,737,139)	5,389,122	854,938	2,883,041	(32,359)
Net assets at beginning of year	21,281,206	5,139,175	2,135,323	5,875,877	2,756,470
Net assets at end of year	$22,284,574	$12,683,227	$3,717,217	$9,099,211	$2,848,445

Accumulation unit activity
Units outstanding at beginning of year	5,090,102	4,102,221	1,711,548	5,184,633	1,982,352
Units purchased	1,096,857	4,218,666	751,356	2,892,667	137,731
Units redeemed	(878,446)	(343,742)	(109,060)	(408,907)	(159,923)
Units outstanding at end of year	5,308,513	7,977,145	2,353,844	7,668,393	1,960,160

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$32,081	$11,661	$461,181	$175,516	$89,261
Net realized gain (loss) on sales of investments	(12,895)	(17,379)	(437,642)	(523,899)	(4,418)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,026)	9,763	167,940	647,044	(47,635)
Net increase (decrease) in net assets resulting from operations	18,160	4,045	191,479	298,661	37,208

Contract transactions
Contract purchase payments	132,169	29,239	643,331	182,487	335,784
Net transfers(1)	145,116	(61,007)	(2,686)	(234,494)	573,243
Transfers for policy loans	(3,558)	(3,201)	3,236	(110,607)	(9,393)
Policy charges	(63,799)	(12,748)	(803,438)	(144,754)	(111,142)
Contract terminations:
Surrender benefits	(2,989)	(4,871)	(1,531,865)	(321,957)	(21,126)
Death benefits	—	—	(402)	—	—
Increase (decrease) from transactions	206,939	(52,588)	(1,691,824)	(629,325)	767,366
Net assets at beginning of year	773,085	494,315	17,412,155	7,066,005	1,655,481
Net assets at end of year	$998,184	$445,772	$15,911,810	$6,735,341	$2,460,055

Accumulation unit activity
Units outstanding at beginning of year	774,225	439,850	14,745,039	8,556,367	1,581,739
Units purchased	280,067	25,929	1,352,196	446,538	861,858
Units redeemed	(70,095)	(74,331)	(2,703,596)	(1,148,403)	(134,135)
Units outstanding at end of year	984,197	391,448	13,393,639	7,854,502	2,309,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$21,355	$20,864	$11,210	$118,363	$77,918
Net realized gain (loss) on sales of investments	(7,902)	(41,557)	(52,191)	(641,992)	(48,611)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,451)	9,046	31,292	389,596	261,028
Net increase (decrease) in net assets resulting from operations	9,002	(11,647)	(9,689)	(134,033)	290,335

Contract transactions
Contract purchase payments	66,933	198,017	48,080	257,280	488,837
Net transfers(1)	175,144	(111,687)	(185,349)	(1,084,708)	(112,625)
Transfers for policy loans	(35,194)	(11,513)	(3,645)	(26,288)	(9,162)
Policy charges	(13,421)	(61,911)	(13,996)	(234,160)	(140,666)
Contract terminations:
Surrender benefits	(8,014)	(11,498)	(5,494)	(434,597)	(4,570)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	185,448	1,408	(160,404)	(1,522,473)	221,814
Net assets at beginning of year	411,551	1,100,519	784,394	9,562,783	2,822,005
Net assets at end of year	$606,001	$1,090,280	$614,301	$7,906,277	$3,334,154

Accumulation unit activity
Units outstanding at beginning of year	352,672	1,057,876	666,064	7,120,829	2,183,650
Units purchased	207,653	190,392	41,024	304,446	357,800
Units redeemed	(48,855)	(190,513)	(179,111)	(1,435,209)	(203,190)
Units outstanding at end of year	511,470	1,057,755	527,977	5,990,066	2,338,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Operations
Investment income (loss) — net	$56,373	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(68,951)	50,941	197,770	45,927	162,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	237,703	1,315,275	506,489	971,096	494,164
Net increase (decrease) in net assets resulting from operations	225,125	1,366,216	704,259	1,017,023	656,922

Contract transactions
Contract purchase payments	126,864	2,496,030	392,675	1,099,501	255,183
Net transfers(1)	(128,886)	1,082,590	(261,422)	778,992	107,024
Transfers for policy loans	(31,327)	(62,659)	(26,362)	(43,654)	(149,742)
Policy charges	(46,678)	(585,859)	(111,684)	(283,742)	(103,360)
Contract terminations:
Surrender benefits	(56,543)	(59,327)	(121,141)	(38,195)	(49,989)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(136,570)	2,870,775	(127,934)	1,512,902	59,116
Net assets at beginning of year	2,322,534	11,194,219	6,162,454	4,266,136	3,149,921
Net assets at end of year	$2,411,089	$15,431,210	$6,738,779	$6,796,061	$3,865,959

Accumulation unit activity
Units outstanding at beginning of year	1,215,919	7,325,945	1,995,015	2,312,755	706,051
Units purchased	64,512	2,136,712	118,931	899,062	70,725
Units redeemed	(131,456)	(422,438)	(156,254)	(177,495)	(61,318)
Units outstanding at end of year	1,148,975	9,040,219	1,957,692	3,034,322	715,458

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$194,082	$18,395	$—
Net realized gain (loss) on sales of investments	73,727	48,194	(4,689)	(6,951)	32,541
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	329,595	226,270	(168,691)	(8,739)	966,569
Net increase (decrease) in net assets resulting from operations	403,322	274,464	20,702	2,705	999,110

Contract transactions
Contract purchase payments	752,339	123,538	665,436	24,322	2,267,547
Net transfers(1)	465,110	290,660	893,741	126,948	1,530,421
Transfers for policy loans	(14,710)	3,048	(43,340)	(5,383)	(72,115)
Policy charges	(229,444)	(71,132)	(180,035)	(6,097)	(439,423)
Contract terminations:
Surrender benefits	(39,110)	(58,813)	(5,799)	(10,022)	(17,363)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	934,185	287,301	1,330,003	129,768	3,269,067
Net assets at beginning of year	3,322,002	2,195,330	4,109,630	376,605	9,312,398
Net assets at end of year	$4,659,509	$2,757,095	$5,460,335	$509,078	$13,580,575

Accumulation unit activity
Units outstanding at beginning of year	2,168,926	837,708	3,909,392	332,400	5,411,169
Units purchased	717,325	149,384	1,463,274	133,856	2,054,986
Units redeemed	(168,577)	(45,038)	(217,252)	(19,203)	(286,777)
Units outstanding at end of year	2,717,674	942,054	5,155,414	447,053	7,179,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Operations
Investment income (loss) — net	$—	$(190,517)	$—	$—	$—
Net realized gain (loss) on sales of investments	260,364	2,628,089	23,899	120,032	20,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	469,967	1,193,584	645,045	329,563	1,598,600
Net increase (decrease) in net assets resulting from operations	730,331	3,631,156	668,944	449,595	1,619,087

Contract transactions
Contract purchase payments	441,361	914,167	738,822	146,157	1,162,169
Net transfers(1)	113,655	(47,029)	953,208	53,326	(24,569)
Transfers for policy loans	(137,044)	(199,067)	(37,591)	(94,240)	(26,525)
Policy charges	(127,753)	(497,309)	(168,226)	(48,369)	(400,685)
Contract terminations:
Surrender benefits	(171,440)	(2,132,608)	(13,548)	(83,760)	(1,155)
Death benefits	—	(29,480)	—	—	—
Increase (decrease) from transactions	118,779	(1,991,326)	1,472,665	(26,886)	709,235
Net assets at beginning of year	7,391,846	39,815,675	2,893,241	2,514,369	5,517,441
Net assets at end of year	$8,240,956	$41,455,505	$5,034,850	$2,937,078	$7,845,763

Accumulation unit activity
Units outstanding at beginning of year	1,937,757	7,905,747	1,725,858	764,907	3,803,365
Units purchased	139,239	1,456,026	952,769	60,177	718,797
Units redeemed	(106,345)	(1,018,165)	(122,366)	(62,658)	(280,457)
Units outstanding at end of year	1,970,651	8,343,608	2,556,261	762,426	4,241,705

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Operations
Investment income (loss) — net	$—	$25,110	$179,464	$7,374	$31,496
Net realized gain (loss) on sales of investments	69,463	3,793	28,054	72,337	76,380
Distributions from capital gains	—	—	—	144,977	619,223
Net change in unrealized appreciation (depreciation) of investments	690,064	(28,579)	(155,731)	156,360	1,046,057
Net increase (decrease) in net assets resulting from operations	759,527	324	51,787	381,048	1,773,156

Contract transactions
Contract purchase payments	255,777	37,555	1,286,145	84,409	1,507,029
Net transfers(1)	(485,958)	436,994	2,501,880	1,087,854	3,412,393
Transfers for policy loans	(35,199)	67	(72,178)	(13,786)	(35,471)
Policy charges	(81,447)	(5,803)	(217,255)	(25,313)	(309,118)
Contract terminations:
Surrender benefits	(16,750)	—	(93,774)	(33,015)	(119,752)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(363,577)	468,813	3,404,818	1,100,149	4,455,081
Net assets at beginning of year	2,990,973	504,733	3,929,641	1,049,569	5,370,571
Net assets at end of year	$3,386,923	$973,870	$7,386,246	$2,530,766	$11,598,808

Accumulation unit activity
Units outstanding at beginning of year	874,819	438,233	3,400,544	798,794	4,070,430
Units purchased	67,624	387,877	3,109,349	788,998	3,265,674
Units redeemed	(163,350)	(4,758)	(313,003)	(45,530)	(314,894)
Units outstanding at end of year	779,093	821,352	6,196,890	1,542,262	7,021,210

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$5,004	$59,664	$69,088	$120,954	$1,452,895
Net realized gain (loss) on sales of investments	256	14,850	(6,951)	(58,255)	(170,618)
Distributions from capital gains	8,095	96,519	1,089	2,360	—
Net change in unrealized appreciation (depreciation) of investments	15,757	272,768	44,656	128,767	79,397
Net increase (decrease) in net assets resulting from operations	29,112	443,801	107,882	193,826	1,361,674

Contract transactions
Contract purchase payments	15,846	1,013,548	422,379	123,346	339,217
Net transfers(1)	253,169	1,304,440	310,156	(305,058)	44,498
Transfers for policy loans	680	(20,908)	(29,278)	(101,356)	(90,185)
Policy charges	(3,774)	(179,563)	(86,976)	(88,958)	(406,558)
Contract terminations:
Surrender benefits	—	(78,101)	(1,353)	(89,203)	(1,036,038)
Death benefits	—	—	—	(24,386)	(17,069)
Increase (decrease) from transactions	265,921	2,039,416	614,928	(485,615)	(1,166,135)
Net assets at beginning of year	170,288	3,219,766	1,726,717	4,134,787	19,852,748
Net assets at end of year	$465,321	$5,702,983	$2,449,527	$3,842,998	$20,048,287

Accumulation unit activity
Units outstanding at beginning of year	153,606	2,894,665	1,376,311	3,374,566	10,966,804
Units purchased	227,690	1,953,296	562,811	223,203	1,310,374
Units redeemed	(3,167)	(238,573)	(90,863)	(612,478)	(1,518,368)
Units outstanding at end of year	378,129	4,609,388	1,848,259	2,985,291	10,758,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(2),(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl(2)	Fid VIP Energy, Init Cl(2)
Operations
Investment income (loss) — net	$3,467	$66,930	$(618,981)	$3,142	$2,276
Net realized gain (loss) on sales of investments	(9)	81,827	8,627,861	2,674	254
Distributions from capital gains	—	4,459,094	20,934,898	—	—
Net change in unrealized appreciation (depreciation) of investments	164	3,539,692	16,782,013	(5,046)	(9,339)
Net increase (decrease) in net assets resulting from operations	3,622	8,147,543	45,725,791	770	(6,809)

Contract transactions
Contract purchase payments	16,782	5,786,704	3,492,721	46,758	40,296
Net transfers(1)	118,390	7,664,441	2,488,183	182,682	106,708
Transfers for policy loans	—	(143,159)	(2,258,364)	—	—
Policy charges	(2,583)	(1,548,866)	(2,878,228)	(6,596)	(3,999)
Contract terminations:
Surrender benefits	(2,089)	(158,169)	(8,324,214)	(89)	(113)
Death benefits	—	—	(141,743)	—	—
Increase (decrease) from transactions	130,500	11,600,951	(7,621,645)	222,755	142,892
Net assets at beginning of year	—	21,012,917	141,468,506	—	—
Net assets at end of year	$134,122	$40,761,411	$179,572,652	$223,525	$136,083

Accumulation unit activity
Units outstanding at beginning of year	—	10,969,464	30,112,433	—	—
Units purchased	126,777	5,721,241	4,271,266	202,861	132,155
Units redeemed	(2,438)	(786,137)	(3,244,564)	(5,683)	(3,637)
Units outstanding at end of year	124,339	15,904,568	31,139,135	197,178	128,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(3)	See Note 9 in the Notes to Financial Statements.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(2)	Fid VIP Invest Gr, Init Cl(2)	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$530,237	$422,199	$—	$18,132	$106,582
Net realized gain (loss) on sales of investments	2,468,844	4,267,947	26,802	632	33,193
Distributions from capital gains	4,291,642	3,199,682	—	—	2,390,425
Net change in unrealized appreciation (depreciation) of investments	4,830,462	1,038,868	130,682	(22,723)	(130,334)
Net increase (decrease) in net assets resulting from operations	12,121,185	8,928,696	157,484	(3,959)	2,399,866

Contract transactions
Contract purchase payments	925,346	954,011	107,485	74,144	3,082,251
Net transfers(1)	(390,962)	(772,095)	997,842	589,291	3,519,639
Transfers for policy loans	(443,854)	(696,028)	—	—	(17,131)
Policy charges	(1,458,735)	(917,346)	(26,237)	(12,482)	(774,250)
Contract terminations:
Surrender benefits	(3,100,699)	(1,671,719)	(314)	(75)	(123,662)
Death benefits	(8,972)	(1,866)	—	—	—
Increase (decrease) from transactions	(4,477,876)	(3,105,043)	1,078,776	650,878	5,686,847
Net assets at beginning of year	58,697,888	42,563,302	—	—	12,136,647
Net assets at end of year	$66,341,197	$48,386,955	$1,236,260	$646,919	$20,223,360

Accumulation unit activity
Units outstanding at beginning of year	10,536,620	13,916,425	—	—	7,806,120
Units purchased	149,483	3,936,305	913,267	646,503	3,786,935
Units redeemed	(909,775)	(4,071,221)	(20,332)	(12,115)	(522,266)
Units outstanding at end of year	9,776,328	13,781,509	892,935	634,388	11,070,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) — net	$(100,761)	$7,885	$216,034	$218,581	$336,334
Net realized gain (loss) on sales of investments	1,716,924	1,992,995	494,554	1,023,498	(1,615)
Distributions from capital gains	12,741,158	13,016,081	950,601	965,112	—
Net change in unrealized appreciation (depreciation) of investments	791,706	(328,936)	(876,095)	(1,438,318)	102,568
Net increase (decrease) in net assets resulting from operations	15,149,027	14,688,025	785,094	768,873	437,287

Contract transactions
Contract purchase payments	1,636,730	2,660,906	435,050	581,803	1,416,434
Net transfers(1)	(1,209,451)	(490,660)	1,804,561	1,983,194	1,994,160
Transfers for policy loans	(457,854)	(915,528)	8,349	(131,307)	(171,231)
Policy charges	(2,640,405)	(1,879,923)	(508,949)	(373,477)	(404,438)
Contract terminations:
Surrender benefits	(5,843,773)	(4,248,923)	(1,131,372)	(980,854)	(49,555)
Death benefits	(26,817)	(23,595)	(2,150)	(34,713)	—
Increase (decrease) from transactions	(8,541,570)	(4,897,723)	605,489	1,044,646	2,785,370
Net assets at beginning of year	93,435,304	89,347,034	18,753,069	18,423,859	6,185,462
Net assets at end of year	$100,042,761	$99,137,336	$20,143,652	$20,237,378	$9,408,119

Accumulation unit activity
Units outstanding at beginning of year	16,316,280	32,730,228	6,791,360	9,129,719	5,366,432
Units purchased	257,582	8,072,639	776,779	2,682,988	2,854,289
Units redeemed	(1,602,520)	(7,800,065)	(590,442)	(1,931,215)	(526,001)
Units outstanding at end of year	14,971,342	33,002,802	6,977,697	9,881,492	7,694,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$94,702	$494,376	$169,270	$560,272	$14,596
Net realized gain (loss) on sales of investments	(5,121)	(728,496)	3,479	(59,755)	792
Distributions from capital gains	—	—	13,230	49,775	13,483
Net change in unrealized appreciation (depreciation) of investments	31,731	(84,996)	41,303	198,029	35,157
Net increase (decrease) in net assets resulting from operations	121,312	(319,116)	227,282	748,321	64,028

Contract transactions
Contract purchase payments	144,687	1,277,668	802,394	350,790	223,750
Net transfers(1)	740,438	283,194	187,930	1,097,783	(14,703)
Transfers for policy loans	(2,729)	(143,427)	849	(150,805)	—
Policy charges	(68,859)	(1,009,609)	(207,174)	(225,468)	(31,732)
Contract terminations:
Surrender benefits	(63,725)	(1,747,304)	(3,516)	(453,990)	—
Death benefits	—	(998)	—	—	—
Increase (decrease) from transactions	749,812	(1,340,476)	780,483	618,310	177,315
Net assets at beginning of year	1,850,588	36,919,139	2,748,427	11,074,727	450,299
Net assets at end of year	$2,721,712	$35,259,547	$3,756,192	$12,441,358	$691,642

Accumulation unit activity
Units outstanding at beginning of year	1,346,672	16,097,872	2,092,975	7,495,374	337,267
Units purchased	620,503	3,017,428	722,012	952,718	159,267
Units redeemed	(94,795)	(2,498,621)	(153,126)	(541,970)	(31,914)
Units outstanding at end of year	1,872,380	16,616,679	2,661,861	7,906,122	464,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$279,120	$80,445	$251,487	$466,580	$39,355
Net realized gain (loss) on sales of investments	(324,083)	1,223	(829,499)	1,180,955	(4,062)
Distributions from capital gains	359,919	158,629	1,108,128	5,117,645	—
Net change in unrealized appreciation (depreciation) of investments	1,489,323	613,159	4,614,481	3,239,236	19,760
Net increase (decrease) in net assets resulting from operations	1,804,279	853,456	5,144,597	10,004,416	55,053

Contract transactions
Contract purchase payments	547,152	1,390,757	1,305,533	1,947,895	70,996
Net transfers(1)	(689,270)	883,058	(1,198,490)	(1,951,118)	(190,153)
Transfers for policy loans	(233,333)	(6,990)	(458,219)	(793,182)	7,073
Policy charges	(446,031)	(320,241)	(1,045,767)	(2,235,753)	(24,094)
Contract terminations:
Surrender benefits	(705,181)	(41,592)	(1,964,345)	(4,827,768)	(57,316)
Death benefits	(9,532)	—	(209)	(44,663)	(5,774)
Increase (decrease) from transactions	(1,536,195)	1,904,992	(3,361,497)	(7,904,589)	(199,268)
Net assets at beginning of year	17,014,583	6,171,918	47,554,979	87,191,417	1,890,809
Net assets at end of year	$17,282,667	$8,930,366	$49,338,079	$89,291,244	$1,746,594

Accumulation unit activity
Units outstanding at beginning of year	6,314,374	4,162,366	11,783,472	19,257,700	1,768,868
Units purchased	1,190,224	1,450,196	2,395,659	3,834,695	167,907
Units redeemed	(1,231,775)	(235,765)	(1,780,311)	(3,428,404)	(346,698)
Units outstanding at end of year	6,272,823	5,376,797	12,398,820	19,663,991	1,590,077

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$31,613	$96,862	$(99,183)	$(62,655)	$54,137
Net realized gain (loss) on sales of investments	35,910	2,977,185	437,433	581,097	(1,925)
Distributions from capital gains	560,814	8,384,832	—	—	—
Net change in unrealized appreciation (depreciation) of investments	462,716	3,123,306	4,973,532	4,205,798	(31,646)
Net increase (decrease) in net assets resulting from operations	1,091,053	14,582,185	5,311,782	4,724,240	20,566

Contract transactions
Contract purchase payments	134,931	1,013,861	274,552	343,056	197,986
Net transfers(1)	511,704	(1,772,805)	18,473	577,278	152,144
Transfers for policy loans	(66,820)	(495,466)	(118,824)	(201,913)	(1,512)
Policy charges	(161,204)	(1,207,235)	(402,773)	(334,337)	(60,090)
Contract terminations:
Surrender benefits	(285,587)	(3,743,621)	(1,018,487)	(916,286)	(4,302)
Death benefits	(1,020)	(1,308)	(696)	—	—
Increase (decrease) from transactions	132,004	(6,206,574)	(1,247,755)	(532,202)	284,226
Net assets at beginning of year	6,041,556	54,892,363	15,867,737	14,109,167	615,936
Net assets at end of year	$7,264,613	$63,267,974	$19,931,764	$18,301,205	$920,728

Accumulation unit activity
Units outstanding at beginning of year	1,111,386	10,905,161	4,088,459	3,815,705	517,580
Units purchased	103,063	2,028,540	89,608	946,161	280,014
Units redeemed	(90,163)	(1,969,451)	(350,087)	(896,968)	(52,783)
Units outstanding at end of year	1,124,286	10,964,250	3,827,980	3,864,898	744,811

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$231,958	$190,748	$(6,474)	$(73,095)	$293,203
Net realized gain (loss) on sales of investments	(153,288)	256,156	1,716,409	(110,441)	111,498
Distributions from capital gains	—	1,244,080	9,504,595	—	812,829
Net change in unrealized appreciation (depreciation) of investments	72,471	347,620	13,576,637	3,400,591	1,154,313
Net increase (decrease) in net assets resulting from operations	151,141	2,038,604	24,791,167	3,217,055	2,371,843

Contract transactions
Contract purchase payments	185,841	277,540	2,766,441	347,930	370,004
Net transfers(1)	(338,784)	3,968,706	(1,896,241)	585,225	109,364
Transfers for policy loans	(83,250)	(112,841)	(786,790)	(140,248)	(121,806)
Policy charges	(125,835)	(232,935)	(4,215,821)	(350,292)	(321,026)
Contract terminations:
Surrender benefits	(309,466)	(415,093)	(5,920,627)	(804,992)	(633,252)
Death benefits	(3,353)	(53,089)	(167,813)	(1,190)	(647)
Increase (decrease) from transactions	(674,847)	3,432,288	(10,220,851)	(363,567)	(597,363)
Net assets at beginning of year	4,496,926	12,339,068	104,070,966	13,709,603	18,820,518
Net assets at end of year	$3,973,220	$17,809,960	$118,641,282	$16,563,091	$20,594,998

Accumulation unit activity
Units outstanding at beginning of year	3,354,789	3,104,266	21,634,381	9,919,786	6,835,539
Units purchased	214,594	1,311,202	502,219	1,223,302	635,350
Units redeemed	(702,962)	(199,662)	(2,367,171)	(1,421,162)	(746,899)
Units outstanding at end of year	2,866,421	4,215,806	19,769,429	9,721,926	6,723,990

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$222,851	$—	$(132,806)	$31,686	$739,873
Net realized gain (loss) on sales of investments	126,790	8,417	150,401	1,300	(524,164)
Distributions from capital gains	109,582	483,106	1,961,036	—	—
Net change in unrealized appreciation (depreciation) of investments	(455,030)	605,241	2,647,115	(2,537)	490,297
Net increase (decrease) in net assets resulting from operations	4,193	1,096,764	4,625,746	30,449	706,006

Contract transactions
Contract purchase payments	496,053	1,391,625	881,445	171,808	1,044,148
Net transfers(1)	(57,735)	201,798	(490,828)	83,671	2,445,408
Transfers for policy loans	(131,960)	(85,534)	(656,000)	581	5,524
Policy charges	(390,093)	(336,521)	(521,184)	(55,659)	(936,217)
Contract terminations:
Surrender benefits	(1,041,628)	(51,399)	(1,405,376)	(10,467)	(1,582,927)
Death benefits	—	—	(18,231)	—	(385)
Increase (decrease) from transactions	(1,125,363)	1,119,969	(2,210,174)	189,934	975,551
Net assets at beginning of year	20,525,149	6,451,281	30,674,190	801,973	30,475,871
Net assets at end of year	$19,403,979	$8,668,014	$33,089,762	$1,022,356	$32,157,428

Accumulation unit activity
Units outstanding at beginning of year	8,802,149	4,124,446	8,086,157	785,604	21,299,834
Units purchased	1,008,136	920,915	567,132	249,045	3,074,345
Units redeemed	(1,175,226)	(270,814)	(882,137)	(63,846)	(1,904,850)
Units outstanding at end of year	8,635,059	4,774,547	7,771,152	970,803	22,469,329

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$—	$(118,940)	$(87,811)	$—	$529,396
Net realized gain (loss) on sales of investments	4,492	613,832	358,637	23,086	176,853
Distributions from capital gains	331,898	1,267,635	982,001	64,139	—
Net change in unrealized appreciation (depreciation) of investments	595,305	1,964,343	4,976,636	200,893	2,401,216
Net increase (decrease) in net assets resulting from operations	931,695	3,726,870	6,229,463	288,118	3,107,465

Contract transactions
Contract purchase payments	1,507,709	899,628	926,311	41,127	5,967,691
Net transfers(1)	2,004,640	1,942,709	1,821,573	573,610	4,693,276
Transfers for policy loans	(40,813)	(497,296)	(178,335)	(9,229)	(97,582)
Policy charges	(312,972)	(505,270)	(522,776)	(10,150)	(1,664,751)
Contract terminations:
Surrender benefits	(48,651)	(1,054,121)	(968,414)	(9,897)	(128,797)
Death benefits	—	—	(52,668)	—	—
Increase (decrease) from transactions	3,109,913	785,650	1,025,691	585,461	8,769,837
Net assets at beginning of year	5,987,535	30,299,554	18,077,780	605,322	17,770,341
Net assets at end of year	$10,029,143	$34,812,074	$25,332,934	$1,478,901	$29,647,643

Accumulation unit activity
Units outstanding at beginning of year	3,807,924	7,036,627	3,928,386	511,035	12,005,591
Units purchased	2,090,576	1,261,192	2,143,823	444,140	6,511,528
Units redeemed	(238,206)	(439,933)	(487,531)	(22,414)	(1,164,271)
Units outstanding at end of year	5,660,294	7,857,886	5,584,678	932,761	17,352,848

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$103,902	$24,519	$135,037	$45,738	$(291,070)
Net realized gain (loss) on sales of investments	64,994	389,273	(10,424)	(30,032)	2,986,363
Distributions from capital gains	—	1,048,053	—	—	—
Net change in unrealized appreciation (depreciation) of investments	630,349	1,751,763	(72,407)	(5,372)	13,390,693
Net increase (decrease) in net assets resulting from operations	799,245	3,213,608	52,206	10,334	16,085,986

Contract transactions
Contract purchase payments	396,014	312,605	720,904	81,227	1,019,577
Net transfers(1)	271,122	(270,733)	522,222	1,852	478,618
Transfers for policy loans	(1,373)	(356,856)	(3,110)	(6,272)	(785,864)
Policy charges	(152,815)	(428,791)	(152,364)	(23,745)	(899,807)
Contract terminations:
Surrender benefits	(123,745)	(838,593)	(3,718)	(43,076)	(2,129,677)
Death benefits	—	(40,722)	—	—	—
Increase (decrease) from transactions	389,203	(1,623,090)	1,083,934	9,986	(2,317,153)
Net assets at beginning of year	5,137,711	22,304,143	1,921,534	1,167,076	52,440,928
Net assets at end of year	$6,326,159	$23,894,661	$3,057,674	$1,187,396	$66,209,761

Accumulation unit activity
Units outstanding at beginning of year	3,292,863	3,427,922	1,781,805	983,002	6,351,083
Units purchased	390,392	57,211	1,144,640	67,833	806,442
Units redeemed	(162,042)	(357,273)	(145,562)	(66,726)	(584,018)
Units outstanding at end of year	3,521,213	3,127,860	2,780,883	984,109	6,573,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$339,093	$2,725	$(78,408)	$—	$(5,205)
Net realized gain (loss) on sales of investments	978,762	157,440	1,235,715	4,360	3,447
Distributions from capital gains	—	259,200	608,812	—	—
Net change in unrealized appreciation (depreciation) of investments	656,554	2,234,497	4,052,802	42,451	108,639
Net increase (decrease) in net assets resulting from operations	1,974,409	2,653,862	5,818,921	46,811	106,881

Contract transactions
Contract purchase payments	1,213,740	1,644,184	474,139	105,456	51,244
Net transfers(1)	970,199	(204,319)	1,225,516	(44,935)	(63,348)
Transfers for policy loans	(189,730)	(67,748)	(136,375)	101	(3,509)
Policy charges	(992,382)	(405,553)	(335,566)	(33,757)	(27,181)
Contract terminations:
Surrender benefits	(2,237,546)	(157,868)	(942,678)	(28,787)	(62,331)
Death benefits	(33,228)	—	(66,366)	—	—
Increase (decrease) from transactions	(1,268,947)	808,696	218,670	(1,922)	(105,125)
Net assets at beginning of year	39,311,819	7,098,221	16,640,612	506,745	1,302,582
Net assets at end of year	$40,017,281	$10,560,779	$22,678,203	$551,634	$1,304,338

Accumulation unit activity
Units outstanding at beginning of year	17,173,319	3,714,615	3,292,522	445,968	943,204
Units purchased	2,014,664	725,647	742,810	88,532	57,917
Units redeemed	(1,949,263)	(355,905)	(325,348)	(87,656)	(127,965)
Units outstanding at end of year	17,238,720	4,084,357	3,709,984	446,844	873,156

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC(2)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(2)	LVIP AC Val, Serv Cl
Operations
Investment income (loss) — net	$16,918	$105,999	$128,738	$4,939	$1,013,141
Net realized gain (loss) on sales of investments	53	(40,271)	145,102	1,006	1,362,054
Distributions from capital gains	—	—	—	4,514	2,378,310
Net change in unrealized appreciation (depreciation) of investments	(9,190)	165,168	(1,754)	1,107	(1,213,274)
Net increase (decrease) in net assets resulting from operations	7,781	230,896	272,086	11,566	3,540,231

Contract transactions
Contract purchase payments	90,667	300,374	302,704	42,473	1,187,633
Net transfers(1)	310,666	27,749	(634,051)	158,836	(1,172,024)
Transfers for policy loans	(492)	(121,383)	19,559	—	(441,666)
Policy charges	(9,220)	(183,424)	(300,668)	(5,436)	(795,208)
Contract terminations:
Surrender benefits	(77)	(534,216)	(614,444)	(103)	(1,590,735)
Death benefits	—	(31,477)	(162)	—	(85,091)
Increase (decrease) from transactions	391,544	(542,377)	(1,227,062)	195,770	(2,897,091)
Net assets at beginning of year	—	10,425,928	12,087,618	—	40,227,391
Net assets at end of year	$399,325	$10,114,447	$11,132,642	$207,336	$40,870,531

Accumulation unit activity
Units outstanding at beginning of year	—	5,765,425	4,648,762	—	14,406,378
Units purchased	384,120	1,122,670	119,719	195,519	2,697,542
Units redeemed	(9,212)	(1,144,474)	(555,358)	(5,024)	(3,093,141)
Units outstanding at end of year	374,908	5,743,621	4,213,123	190,495	14,010,779

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl(2)	Mac VIP Intl Core Eq, Std Cl(3)	MFS Gbl Real Est, Init Cl(2)
Operations
Investment income (loss) — net	$1,616,528	$34,098	$78	$965	$889
Net realized gain (loss) on sales of investments	1,760,666	12,773	16	(161)	31
Distributions from capital gains	3,724,322	78,618	164	175	—
Net change in unrealized appreciation (depreciation) of investments	(1,498,362)	109,142	(96)	(4,796)	(1,799)
Net increase (decrease) in net assets resulting from operations	5,603,154	234,631	162	(3,817)	(879)

Contract transactions
Contract purchase payments	2,478,149	72,151	2,268	39,373	7,669
Net transfers(1)	157,298	(53,542)	3,022	134,104	56,978
Transfers for policy loans	(122,898)	(55,775)	—	—	—
Policy charges	(1,840,905)	(45,238)	(886)	(2,977)	(1,717)
Contract terminations:
Surrender benefits	(2,953,386)	(71,064)	—	—	(79)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,281,742)	(153,468)	4,404	170,500	62,851
Net assets at beginning of year	63,388,901	1,983,644	—	—	—
Net assets at end of year	$66,710,313	$2,064,807	$4,566	$166,683	$61,972

Accumulation unit activity
Units outstanding at beginning of year	16,048,956	1,374,196	—	—	—
Units purchased	1,859,371	57,758	4,776	170,252	64,370
Units redeemed	(1,337,214)	(159,977)	(793)	(2,899)	(1,659)
Units outstanding at end of year	16,571,113	1,271,977	3,983	167,353	62,711

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(3)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Init Cl(2)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$3,217	$(176,419)	$(129,170)	$80,309	$385,496
Net realized gain (loss) on sales of investments	1,129	1,328,569	(1,931,797)	(18,607)	186,972
Distributions from capital gains	1,045	4,574,168	—	99,101	667,872
Net change in unrealized appreciation (depreciation) of investments	(7,876)	1,560,310	3,665,561	208,474	1,113,878
Net increase (decrease) in net assets resulting from operations	(2,485)	7,286,628	1,604,594	369,277	2,354,218

Contract transactions
Contract purchase payments	212,631	852,180	615,055	556,376	665,094
Net transfers(1)	397,182	(1,618,332)	(1,206,594)	(101,018)	(948,085)
Transfers for policy loans	—	(454,190)	(84,974)	(8,666)	(157,886)
Policy charges	(12,654)	(965,431)	(561,951)	(183,184)	(620,028)
Contract terminations:
Surrender benefits	(83)	(2,301,243)	(1,137,105)	(6,505)	(1,222,252)
Death benefits	—	(96,168)	(193)	—	(23,406)
Increase (decrease) from transactions	597,076	(4,583,184)	(2,375,762)	257,003	(2,306,563)
Net assets at beginning of year	—	49,189,910	28,058,352	3,130,174	23,337,994
Net assets at end of year	$594,591	$51,893,354	$27,287,184	$3,756,454	$23,385,649

Accumulation unit activity
Units outstanding at beginning of year	—	17,980,666	5,965,499	2,288,141	7,480,609
Units purchased	548,867	1,387,603	985,449	381,058	1,109,963
Units redeemed	(11,192)	(2,674,632)	(788,330)	(210,012)	(1,264,166)
Units outstanding at end of year	537,675	16,693,637	6,162,618	2,459,187	7,326,406

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$—	$(76,510)	$6,302	$—	$707,192
Net realized gain (loss) on sales of investments	(345,578)	(5,525,271)	12,118	29,313	(308,120)
Distributions from capital gains	—	—	135,775	50,261	—
Net change in unrealized appreciation (depreciation) of investments	3,676,523	13,909,524	449,403	148,583	(29,417)
Net increase (decrease) in net assets resulting from operations	3,330,945	8,307,743	603,598	228,157	369,655

Contract transactions
Contract purchase payments	1,857,635	928,047	257,395	76,551	359,567
Net transfers(1)	(620,934)	(2,836,390)	92,417	67,285	(36,232)
Transfers for policy loans	(172,355)	(129,282)	(2,541)	(1,088)	(112,712)
Policy charges	(477,051)	(460,481)	(95,953)	(45,971)	(291,618)
Contract terminations:
Surrender benefits	(37,536)	(761,594)	(6,298)	(14,667)	(437,230)
Death benefits	—	(46,089)	—	—	(578)
Increase (decrease) from transactions	549,759	(3,305,789)	245,020	82,110	(518,803)
Net assets at beginning of year	7,367,046	22,415,858	2,293,344	877,301	12,130,857
Net assets at end of year	$11,247,750	$27,417,812	$3,141,962	$1,187,568	$11,981,709

Accumulation unit activity
Units outstanding at beginning of year	5,406,268	5,727,534	1,331,685	244,436	6,334,133
Units purchased	1,284,412	674,029	171,206	34,193	799,640
Units redeemed	(870,967)	(1,022,159)	(53,107)	(15,022)	(805,713)
Units outstanding at end of year	5,819,713	5,379,404	1,449,784	263,607	6,328,060

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Operations
Investment income (loss) — net	$82,239	$31,883	$600,810	$194,575	$10,230
Net realized gain (loss) on sales of investments	632	1,073	(239,342)	(2,876)	12,895
Distributions from capital gains	—	—	—	—	63,072
Net change in unrealized appreciation (depreciation) of investments	(35,653)	60,011	(73,039)	(77,677)	(119,915)
Net increase (decrease) in net assets resulting from operations	47,218	92,967	288,429	114,022	(33,718)

Contract transactions
Contract purchase payments	153,909	6,853	383,806	886,585	503,774
Net transfers(1)	13,456	(1,607)	4,931,498	1,243,320	455,184
Transfers for policy loans	(4,904)	(125)	(162,033)	(28,412)	(7,239)
Policy charges	(40,595)	(11,746)	(265,595)	(253,042)	(84,227)
Contract terminations:
Surrender benefits	(8,803)	(993)	(662,834)	(55,316)	—
Death benefits	—	—	(21,593)	—	—
Increase (decrease) from transactions	113,063	(7,618)	4,203,249	1,793,135	867,492
Net assets at beginning of year	1,138,170	866,781	15,066,202	3,765,629	1,255,659
Net assets at end of year	$1,298,451	$952,130	$19,557,880	$5,672,786	$2,089,433

Accumulation unit activity
Units outstanding at beginning of year	886,233	554,652	13,672,696	3,600,661	1,119,591
Units purchased	127,594	4,103	4,716,645	1,997,764	786,354
Units redeemed	(41,207)	(8,650)	(1,003,451)	(316,137)	(74,029)
Units outstanding at end of year	972,620	550,105	17,385,890	5,282,288	1,831,916

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(2)	Put VT Lg Cap Val, Cl IA(2)
Operations
Investment income (loss) — net	$6,179	$258,255	$154,578	$3	$209
Net realized gain (loss) on sales of investments	446,310	(80,435)	185,837	(120)	1,314
Distributions from capital gains	1,300,662	—	—	—	718
Net change in unrealized appreciation (depreciation) of investments	(1,328,994)	164,123	(104,956)	(8,195)	14,517
Net increase (decrease) in net assets resulting from operations	424,157	341,943	235,459	(8,312)	16,758

Contract transactions
Contract purchase payments	611,329	107,519	233,747	37,934	158,651
Net transfers(1)	(652,833)	21,691	858,135	248,198	1,105,749
Transfers for policy loans	(346,255)	(74,454)	(116,891)	(965)	—
Policy charges	(553,738)	(155,569)	(153,864)	(8,017)	(13,724)
Contract terminations:
Surrender benefits	(933,848)	(271,208)	(313,679)	(107)	(220)
Death benefits	(7,581)	—	(32,033)	—	—
Increase (decrease) from transactions	(1,882,926)	(372,021)	475,415	277,043	1,250,456
Net assets at beginning of year	28,809,795	4,959,775	7,749,762	—	—
Net assets at end of year	$27,351,026	$4,929,697	$8,460,636	$268,731	$1,267,214

Accumulation unit activity
Units outstanding at beginning of year	7,115,911	1,769,204	3,397,639	—	—
Units purchased	986,951	65,118	1,019,779	259,836	1,071,835
Units redeemed	(853,547)	(194,974)	(565,468)	(8,162)	(11,422)
Units outstanding at end of year	7,249,315	1,639,348	3,851,950	251,674	1,060,413

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(447,995)	$(9,852)	$(167,943)	$—	$(9,585)
Net realized gain (loss) on sales of investments	5,576,137	350,094	(19,651)	(8,029)	(164,433)
Distributions from capital gains	958,857	40,517	2,113,510	—	—
Net change in unrealized appreciation (depreciation) of investments	24,058,548	840,333	1,798,300	(79,421)	(153,145)
Net increase (decrease) in net assets resulting from operations	30,145,547	1,221,092	3,724,216	(87,450)	(327,163)

Contract transactions
Contract purchase payments	2,537,263	114,882	746,829	120,021	85,373
Net transfers(1)	(3,171,971)	(2,053)	(480,276)	(55,644)	(13,092)
Transfers for policy loans	(1,543,786)	(104,017)	(182,421)	(9,130)	(14,685)
Policy charges	(4,380,743)	(66,583)	(946,504)	(43,562)	(49,080)
Contract terminations:
Surrender benefits	(7,735,051)	(147,234)	(1,311,880)	(1,015)	(109,274)
Death benefits	(48,334)	(15,490)	(104)	—	—
Increase (decrease) from transactions	(14,342,622)	(220,495)	(2,174,356)	10,670	(100,758)
Net assets at beginning of year	137,265,627	5,502,806	29,907,776	771,558	2,831,330
Net assets at end of year	$153,068,552	$6,503,403	$31,457,636	$694,778	$2,403,409

Accumulation unit activity
Units outstanding at beginning of year	18,872,294	1,184,296	6,886,435	875,335	3,195,080
Units purchased	303,852	402,270	167,508	143,088	304,124
Units redeemed	(2,009,811)	(219,322)	(643,087)	(131,504)	(435,580)
Units outstanding at end of year	17,166,335	1,367,244	6,410,856	886,919	3,063,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$552,727	$180,360	$—	$(1,121,756)	$(1,545,217)
Net realized gain (loss) on sales of investments	985,286	171,296	597,718	18,393,188	22,042,688
Distributions from capital gains	2,181,782	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(4,347,304)	554,795	14,373,408	30,860,447	24,753,956
Net increase (decrease) in net assets resulting from operations	(627,509)	906,451	14,971,126	48,131,879	45,251,427

Contract transactions
Contract purchase payments	729,240	123,172	28,526,553	16,085,719	9,905,612
Net transfers(1)	(330,831)	(480,905)	11,697,915	(5,049,983)	(5,742,560)
Transfers for policy loans	(234,250)	(165,169)	(986,118)	(3,141,180)	(6,634,578)
Policy charges	(924,433)	(103,504)	(5,964,295)	(5,747,982)	(5,571,747)
Contract terminations:
Surrender benefits	(1,472,106)	(269,861)	(768,268)	(19,237,062)	(16,180,934)
Death benefits	(23,737)	—	—	(2,227)	(7,443)
Increase (decrease) from transactions	(2,256,117)	(896,267)	32,505,787	(17,092,715)	(24,231,650)
Net assets at beginning of year	28,721,566	6,332,657	100,692,346	377,076,432	360,393,862
Net assets at end of year	$25,837,940	$6,342,841	$148,169,259	$408,115,596	$381,413,639

Accumulation unit activity
Units outstanding at beginning of year	7,472,386	5,083,840	70,330,482	156,718,839	148,630,806
Units purchased	182,210	508,901	25,807,884	12,833,735	13,862,177
Units redeemed	(728,200)	(1,133,653)	(4,948,867)	(16,642,995)	(18,266,583)
Units outstanding at end of year	6,926,396	4,459,088	91,189,499	152,909,579	144,226,400

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$—	$(91,436)	$(92,492)	$—	$(9,849)
Net realized gain (loss) on sales of investments	62,880	342,817	436,339	1,543	15,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,777	549,585	470,627	27,805	89,969
Net increase (decrease) in net assets resulting from operations	100,657	800,966	814,474	29,348	95,142

Contract transactions
Contract purchase payments	372,193	667,415	643,442	65,641	8,379
Net transfers(1)	(1,055,370)	1,085,166	1,440,932	2,723	741,997
Transfers for policy loans	(95)	(263,823)	(147,357)	(6,389)	14,580
Policy charges	(138,003)	(679,626)	(892,634)	(46,715)	(95,402)
Contract terminations:
Surrender benefits	—	(1,825,425)	(2,401,877)	(974)	(132,249)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(821,275)	(1,016,293)	(1,357,494)	14,286	537,305
Net assets at beginning of year	2,942,726	20,767,457	21,135,695	602,146	2,646,926
Net assets at end of year	$2,222,108	$20,552,130	$20,592,675	$645,780	$3,279,373

Accumulation unit activity
Units outstanding at beginning of year	2,638,428	14,939,865	15,252,062	547,019	2,244,701
Units purchased	324,715	2,494,731	1,813,592	61,128	644,737
Units redeemed	(1,060,044)	(3,035,112)	(2,708,645)	(47,582)	(210,820)
Units outstanding at end of year	1,903,099	14,399,484	14,357,009	560,565	2,678,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(14,321)	$—	$(146,079)	$—
Net realized gain (loss) on sales of investments	19,158	97,325	564,647	1,828,869	116,069
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	111,449	130,780	2,909,158	3,435,570	1,656,583
Net increase (decrease) in net assets resulting from operations	130,607	213,784	3,473,805	5,118,360	1,772,652

Contract transactions
Contract purchase payments	346,601	50,364	5,160,711	1,920,536	4,609,915
Net transfers(1)	152,000	(15,281)	(1,368,067)	(660,114)	1,024,395
Transfers for policy loans	(536)	9,339	(231,017)	(616,098)	(157,020)
Policy charges	(151,407)	(150,373)	(1,634,257)	(1,014,334)	(1,478,614)
Contract terminations:
Surrender benefits	(13,265)	(138,737)	(336,520)	(782,376)	(227,396)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	333,393	(244,688)	1,590,850	(1,152,386)	3,771,280
Net assets at beginning of year	1,661,504	3,437,560	27,703,914	44,069,135	16,843,470
Net assets at end of year	$2,125,504	$3,406,656	$32,768,569	$48,035,109	$22,387,402

Accumulation unit activity
Units outstanding at beginning of year	1,440,271	2,743,131	21,742,417	30,490,473	13,843,088
Units purchased	416,473	310,328	3,738,487	2,378,575	4,366,712
Units redeemed	(137,167)	(505,492)	(2,571,353)	(3,150,798)	(1,439,784)
Units outstanding at end of year	1,719,577	2,547,967	22,909,551	29,718,250	16,770,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Operations
Investment income (loss) — net	$(133,822)	$—	$(1,527,587)	$(2,321,747)	$—
Net realized gain (loss) on sales of investments	1,353,009	198,120	17,413,765	28,009,144	249,141
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,114,532	6,365,335	14,865,826	14,836,838	24,254,053
Net increase (decrease) in net assets resulting from operations	3,333,719	6,563,455	30,752,004	40,524,235	24,503,194

Contract transactions
Contract purchase payments	1,401,878	20,980,891	13,516,810	14,070,061	49,226,793
Net transfers(1)	(1,336,315)	10,087,491	(11,011,967)	(11,019,934)	31,519,631
Transfers for policy loans	(275,474)	48,430	(2,139,190)	(3,090,085)	(1,828,494)
Policy charges	(1,122,736)	(5,074,328)	(12,558,116)	(17,257,736)	(12,313,865)
Contract terminations:
Surrender benefits	(2,709,942)	(854,817)	(16,913,024)	(22,823,178)	(1,719,633)
Death benefits	—	(3,003)	(258,289)	(219,218)	(3,019)
Increase (decrease) from transactions	(4,042,589)	25,184,664	(29,363,776)	(40,340,090)	64,881,413
Net assets at beginning of year	38,487,630	66,441,409	380,800,330	505,007,785	201,148,730
Net assets at end of year	$37,778,760	$98,189,528	$382,188,558	$505,191,930	$290,533,337

Accumulation unit activity
Units outstanding at beginning of year	28,242,829	51,969,789	201,445,498	265,810,460	149,201,088
Units purchased	2,455,268	22,864,941	13,513,508	24,221,778	55,348,477
Units redeemed	(5,309,944)	(4,372,576)	(25,769,154)	(39,002,877)	(10,894,528)
Units outstanding at end of year	25,388,153	70,462,154	189,189,852	251,029,361	193,655,037

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(2,154,149)	$(4,348,233)	$—	$(197,886)	$(251,772)
Net realized gain (loss) on sales of investments	30,552,764	55,394,633	31,007	1,362,717	2,962,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	46,787,762	51,145,379	285,226	1,240,849	493,790
Net increase (decrease) in net assets resulting from operations	75,186,377	102,191,779	316,233	2,405,680	3,204,502

Contract transactions
Contract purchase payments	30,441,831	28,495,027	1,161,269	1,371,212	3,112,925
Net transfers(1)	(10,719,664)	(17,754,858)	332,733	1,920,472	(222,409)
Transfers for policy loans	(9,550,855)	(7,772,782)	(23,582)	5,857	(84,273)
Policy charges	(17,808,402)	(20,685,144)	(501,385)	(1,954,416)	(2,583,611)
Contract terminations:
Surrender benefits	(37,211,997)	(54,787,763)	(24,400)	(2,399,947)	(3,795,313)
Death benefits	(450,152)	(65,681)	—	—	(498,990)
Increase (decrease) from transactions	(45,299,239)	(72,571,201)	944,635	(1,056,822)	(4,071,671)
Net assets at beginning of year	719,979,396	996,385,583	4,285,027	42,843,719	56,234,239
Net assets at end of year	$749,866,534	$1,026,006,161	$5,545,895	$44,192,577	$55,367,070

Accumulation unit activity
Units outstanding at beginning of year	339,295,232	464,107,766	3,598,939	26,414,744	34,753,277
Units purchased	26,090,031	43,962,050	1,205,504	3,594,122	4,599,992
Units redeemed	(42,071,729)	(64,480,024)	(439,864)	(3,936,063)	(6,272,973)
Units outstanding at end of year	323,313,534	443,589,792	4,364,579	26,072,803	33,080,296

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$58,419	$20,853	$—	$—	$(34,925)
Net realized gain (loss) on sales of investments	(3,240)	(7,973)	14,910	50,810	718,044
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(19,148)	(200)	327,253	74,987	847,169
Net increase (decrease) in net assets resulting from operations	36,031	12,680	342,163	125,797	1,530,288

Contract transactions
Contract purchase payments	251,528	45,700	467,553	34,287	147,841
Net transfers(1)	498,736	39,041	325,149	206,071	263,385
Transfers for policy loans	4,661	(14,043)	(3,657)	23,864	(43,095)
Policy charges	(93,696)	(16,967)	(100,935)	(13,014)	(141,576)
Contract terminations:
Surrender benefits	—	(15,029)	(4,858)	(55,057)	(334,277)
Death benefits	—	—	—	—	(1,079)
Increase (decrease) from transactions	661,229	38,702	683,252	196,151	(108,801)
Net assets at beginning of year	1,268,222	620,940	1,220,879	548,506	6,787,963
Net assets at end of year	$1,965,482	$672,322	$2,246,294	$870,454	$8,209,450

Accumulation unit activity
Units outstanding at beginning of year	1,198,318	537,016	693,531	159,411	1,739,039
Units purchased	705,161	72,318	393,641	62,699	131,953
Units redeemed	(87,236)	(39,361)	(53,419)	(16,606)	(136,735)
Units outstanding at end of year	1,816,243	569,973	1,033,753	205,504	1,734,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Operations
Investment income (loss) — net	$42,671	$22,582	$40,360	$30,948	$72,517
Net realized gain (loss) on sales of investments	957	(15,698)	(2,830)	(1,470)	16,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	131,601	104,760	(188,223)	(133,700)	9,200
Net increase (decrease) in net assets resulting from operations	175,229	111,644	(150,693)	(104,222)	98,705

Contract transactions
Contract purchase payments	782,155	155,659	1,114,991	531,707	456,012
Net transfers(1)	378,230	(46,063)	903,103	31,893	373,401
Transfers for policy loans	(7,479)	(70,337)	(34,132)	(86,327)	(315)
Policy charges	(158,975)	(31,706)	(257,386)	(135,255)	(113,094)
Contract terminations:
Surrender benefits	(15,208)	(38,325)	(38,345)	(121,318)	(7,137)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	978,723	(30,772)	1,688,231	220,700	708,867
Net assets at beginning of year	2,999,145	2,184,782	5,383,385	6,361,798	2,401,915
Net assets at end of year	$4,153,097	$2,265,654	$6,920,923	$6,478,276	$3,209,487

Accumulation unit activity
Units outstanding at beginning of year	2,309,855	1,287,241	4,116,508	3,686,045	2,054,249
Units purchased	842,729	86,734	1,479,639	312,775	667,018
Units redeemed	(131,057)	(109,680)	(241,085)	(191,616)	(97,662)
Units outstanding at end of year	3,021,527	1,264,295	5,355,062	3,807,204	2,623,605

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$95,349	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	44,372	1,347	10,509	1,996	10,566
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	8,105	243,841	166,065	57,839	75,690
Net increase (decrease) in net assets resulting from operations	147,826	245,188	176,574	59,835	86,256

Contract transactions
Contract purchase payments	230,817	260,919	84,408	186,298	79,638
Net transfers(1)	(377,000)	616,233	152,466	45,414	(63,445)
Transfers for policy loans	12,395	(527)	(2,079)	(1,339)	(2,414)
Policy charges	(55,370)	(77,573)	(24,737)	(49,710)	(27,586)
Contract terminations:
Surrender benefits	(77,414)	(5,768)	(23,472)	—	(7,250)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(266,572)	793,284	186,586	180,663	(21,057)
Net assets at beginning of year	3,756,258	992,075	833,365	704,267	1,179,725
Net assets at end of year	$3,637,512	$2,030,547	$1,196,525	$944,765	$1,244,924

Accumulation unit activity
Units outstanding at beginning of year	2,380,282	844,834	378,532	553,195	522,788
Units purchased	146,467	671,763	99,991	172,850	34,518
Units redeemed	(316,792)	(64,030)	(20,672)	(38,690)	(45,083)
Units outstanding at end of year	2,209,957	1,452,567	457,851	687,355	512,223

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Operations
Investment income (loss) — net	$(52,936)	$—	$—	$—	$(438,231)
Net realized gain (loss) on sales of investments	1,275,516	3,130	43,125	111,275	(7,820,188)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(249,568)	39,792	1,693,198	575,621	20,700,476
Net increase (decrease) in net assets resulting from operations	973,012	42,922	1,736,323	686,896	12,442,057

Contract transactions
Contract purchase payments	383,436	65,974	2,075,202	853,014	2,177,616
Net transfers(1)	(268,725)	40,845	483,123	472,625	(3,010,490)
Transfers for policy loans	(155,429)	—	(6,022)	(446,141)	(501,887)
Policy charges	(310,089)	(38,513)	(735,509)	(354,527)	(2,119,207)
Contract terminations:
Surrender benefits	(811,354)	—	(91,266)	(59,858)	(4,522,179)
Death benefits	—	—	—	—	(6,383)
Increase (decrease) from transactions	(1,162,161)	68,306	1,725,528	465,113	(7,982,530)
Net assets at beginning of year	13,821,803	414,183	9,547,362	4,826,643	93,892,992
Net assets at end of year	$13,632,654	$525,411	$13,009,213	$5,978,652	$98,352,519

Accumulation unit activity
Units outstanding at beginning of year	4,826,473	353,518	7,332,965	3,894,173	22,136,144
Units purchased	1,389,623	86,468	1,754,345	998,898	5,154,195
Units redeemed	(1,077,760)	(31,055)	(578,204)	(640,780)	(3,949,914)
Units outstanding at end of year	5,138,336	408,931	8,509,106	4,252,291	23,340,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$619,044	$74,489	$19,751
Net realized gain (loss) on sales of investments	(3,203,776)	(4,524)	(5,317)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(3,145,195)	6,460	5,631
Net increase (decrease) in net assets resulting from operations	(5,729,927)	76,425	20,065

Contract transactions
Contract purchase payments	1,954,213	148,336	16,462
Net transfers(1)	(1,477,981)	25,073	38,820
Transfers for policy loans	(324,352)	(14,075)	(9,986)
Policy charges	(1,525,953)	(75,910)	(7,322)
Contract terminations:
Surrender benefits	(2,829,936)	(5,034)	(8,773)
Death benefits	(1,317)	—	—
Increase (decrease) from transactions	(4,205,326)	78,390	29,201
Net assets at beginning of year	69,983,995	1,036,133	287,564
Net assets at end of year	$60,048,742	$1,190,948	$336,830

Accumulation unit activity
Units outstanding at beginning of year	26,323,823	927,114	216,266
Units purchased	4,032,927	150,219	39,999
Units redeemed	(3,760,526)	(81,974)	(18,594)
Units outstanding at end of year	26,596,224	995,359	237,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$2,446	$97,235	$—	$(233,909)	$271,146
Net realized gain (loss) on sales of investments	(13,120)	12,542	(9,267)	32,629	(145,503)
Distributions from capital gains	—	—	959,355	4,811,866	2,576,285
Net change in unrealized appreciation (depreciation) of investments	79,706	4,834,815	3,223,223	14,303,515	724,364
Net increase (decrease) in net assets resulting from operations	69,032	4,944,592	4,173,311	18,914,101	3,426,292

Contract transactions
Contract purchase payments	90,603	1,708,213	3,287,926	2,160,411	842,450
Net transfers(1)	58,743	(387,101)	1,728,592	3,218,512	(594,583)
Transfers for policy loans	(2,551)	(325,678)	(55,154)	(832,088)	(373,568)
Policy charges	(19,425)	(1,032,059)	(892,533)	(1,122,681)	(673,752)
Contract terminations:
Surrender benefits	(3,493)	(1,719,611)	(103,697)	(2,523,923)	(1,582,206)
Death benefits	—	(8,788)	—	(29,248)	(9,968)
Increase (decrease) from transactions	123,877	(1,765,024)	3,965,134	870,983	(2,391,627)
Net assets at beginning of year	450,808	34,925,586	10,257,494	55,103,007	32,111,432
Net assets at end of year	$643,717	$38,105,154	$18,395,939	$74,888,091	$33,146,097

Accumulation unit activity
Units outstanding at beginning of year	375,278	21,293,920	6,917,043	11,267,393	8,098,794
Units purchased	136,793	2,757,060	2,862,469	1,493,621	1,588,561
Units redeemed	(38,212)	(3,213,785)	(599,093)	(855,733)	(1,382,373)
Units outstanding at end of year	473,859	20,837,195	9,180,419	11,905,281	8,304,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$75,119	$—	$(67,484)	$—	$(81,329)
Net realized gain (loss) on sales of investments	(234,267)	(3,870)	(92,850)	(81,951)	(1,092,969)
Distributions from capital gains	413,404	36,255	1,295,069	—	—
Net change in unrealized appreciation (depreciation) of investments	1,755,275	79,352	2,387,825	270,675	2,046,718
Net increase (decrease) in net assets resulting from operations	2,009,531	111,737	3,522,560	188,724	872,420

Contract transactions
Contract purchase payments	404,622	117,932	398,932	1,420,432	1,108,613
Net transfers(1)	(245,337)	213,845	(209,147)	386,449	202,399
Transfers for policy loans	(67,966)	675	(147,993)	(35,265)	(383,279)
Policy charges	(288,295)	(27,621)	(347,210)	(367,371)	(542,453)
Contract terminations:
Surrender benefits	(515,820)	(1,191)	(773,701)	(5,172)	(884,227)
Death benefits	(4,454)	—	—	—	(6,464)
Increase (decrease) from transactions	(717,250)	303,640	(1,079,119)	1,399,073	(505,411)
Net assets at beginning of year	12,735,523	298,318	14,058,158	3,974,263	23,862,130
Net assets at end of year	$14,027,804	$713,695	$16,501,599	$5,562,060	$24,229,139

Accumulation unit activity
Units outstanding at beginning of year	5,947,142	213,469	3,274,386	3,335,588	6,328,345
Units purchased	777,374	207,447	682,538	1,476,453	891,183
Units redeemed	(940,092)	(18,256)	(550,107)	(338,559)	(655,078)
Units outstanding at end of year	5,784,424	402,660	3,406,817	4,473,482	6,564,450

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$71,062	$405,180	$178,409	$276,059	$161,462
Net realized gain (loss) on sales of investments	88	494,304	(18,608)	(262,684)	(26,356)
Distributions from capital gains	22,346	165,158	—	—	55,952
Net change in unrealized appreciation (depreciation) of investments	112,473	991,139	668,752	1,435,086	2,054,197
Net increase (decrease) in net assets resulting from operations	205,969	2,055,781	828,553	1,448,461	2,245,255

Contract transactions
Contract purchase payments	579,080	483,228	1,500,720	496,771	314,928
Net transfers(1)	(111,626)	(3,163,206)	1,752,887	(98,814)	(429,106)
Transfers for policy loans	11,279	(265,736)	(8,229)	(45,452)	(134,116)
Policy charges	(127,427)	(242,282)	(417,606)	(284,142)	(296,496)
Contract terminations:
Surrender benefits	(1,664)	(449,289)	(26,763)	(550,744)	(327,783)
Death benefits	—	—	—	—	(10,186)
Increase (decrease) from transactions	349,642	(3,637,285)	2,801,009	(482,381)	(882,759)
Net assets at beginning of year	1,591,772	16,964,959	4,740,704	12,172,831	14,278,577
Net assets at end of year	$2,147,383	$15,383,455	$8,370,266	$13,138,911	$15,641,073

Accumulation unit activity
Units outstanding at beginning of year	1,280,119	16,509,743	3,945,221	8,825,070	5,078,493
Units purchased	452,682	601,124	2,586,814	520,921	512,937
Units redeemed	(221,241)	(3,852,939)	(358,267)	(910,318)	(617,483)
Units outstanding at end of year	1,511,560	13,257,928	6,173,768	8,435,673	4,973,947

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Operations
Investment income (loss) — net	$—	$(1,299,471)	$309,759	$188,105	$—
Net realized gain (loss) on sales of investments	32,663	10,285,823	(163,501)	(124,068)	7,753
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,896,093	28,693,236	(251,278)	(150,444)	1,894,360
Net increase (decrease) in net assets resulting from operations	3,928,756	37,679,588	(105,020)	(86,407)	1,902,113

Contract transactions
Contract purchase payments	5,145,052	7,191,447	362,323	61,619	1,568,022
Net transfers(1)	5,380,481	3,224,211	(513,455)	(345,685)	2,273,577
Transfers for policy loans	(82,340)	(60,870)	(35,268)	(38,447)	(29,423)
Policy charges	(1,318,550)	(9,518,260)	(99,989)	(15,514)	(377,338)
Contract terminations:
Surrender benefits	(132,032)	(9,886,158)	(1,924)	(12,611)	(7,679)
Death benefits	(17)	(136,413)	—	—	—
Increase (decrease) from transactions	8,992,594	(9,186,043)	(288,313)	(350,638)	3,427,159
Net assets at beginning of year	14,226,768	190,709,099	1,842,161	1,251,045	4,593,747
Net assets at end of year	$27,148,118	$219,202,644	$1,448,828	$814,000	$9,923,019

Accumulation unit activity
Units outstanding at beginning of year	11,049,462	70,596,205	1,171,837	1,293,447	3,121,229
Units purchased	7,398,254	4,875,716	241,793	66,594	2,219,433
Units redeemed	(1,078,697)	(7,295,117)	(424,566)	(453,780)	(240,853)
Units outstanding at end of year	17,369,019	68,176,804	989,064	906,261	5,099,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$(2,164,352)	$—
Net realized gain (loss) on sales of investments	68,697	17,484	99,618	24,203,732	30,093
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,498,452	833,318	547,921	41,900,834	383,960
Net increase (decrease) in net assets resulting from operations	1,567,149	850,802	647,539	63,940,214	414,053

Contract transactions
Contract purchase payments	456,004	722,549	155,144	8,628,851	1,678,913
Net transfers(1)	504,820	1,016,226	41,356	(4,336,019)	1,206,814
Transfers for policy loans	(28,089)	(40,999)	(53,064)	(982,288)	(163,718)
Policy charges	(169,678)	(173,291)	(78,788)	(13,651,805)	(404,336)
Contract terminations:
Surrender benefits	(37,282)	(7,210)	(142,001)	(12,802,742)	(14,532)
Death benefits	—	—	—	(175,359)	—
Increase (decrease) from transactions	725,775	1,517,275	(77,353)	(23,319,362)	2,303,141
Net assets at beginning of year	4,639,254	2,832,187	2,717,455	283,960,420	5,557,249
Net assets at end of year	$6,932,178	$5,200,264	$3,287,641	$324,581,272	$8,274,443

Accumulation unit activity
Units outstanding at beginning of year	1,873,582	2,060,058	894,606	92,009,235	3,946,928
Units purchased	331,466	1,123,508	56,997	5,443,496	2,065,451
Units redeemed	(82,316)	(142,009)	(79,326)	(11,088,252)	(420,184)
Units outstanding at end of year	2,122,732	3,041,557	872,277	86,364,479	5,592,195

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Operations
Investment income (loss) — net	$—	$(953,448)	$53,130	$32,537	$6,920
Net realized gain (loss) on sales of investments	155,886	12,618,875	(10,295)	(16,605)	(74,474)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	77,810	(3,261,837)	55,089	43,465	705,996
Net increase (decrease) in net assets resulting from operations	233,696	8,403,590	97,924	59,397	638,442

Contract transactions
Contract purchase payments	264,815	5,238,069	155,173	62,800	1,846,605
Net transfers(1)	(121,268)	(1,438,680)	549,001	5,935	894,035
Transfers for policy loans	(134,291)	(1,724,947)	(34,498)	(8,138)	(43,871)
Policy charges	(127,313)	(5,405,761)	(59,722)	(18,731)	(394,742)
Contract terminations:
Surrender benefits	(133,695)	(9,004,306)	(4,390)	(18,045)	(19,821)
Death benefits	—	(48,827)	—	—	—
Increase (decrease) from transactions	(251,752)	(12,384,452)	605,564	23,821	2,282,206
Net assets at beginning of year	5,031,581	204,738,441	421,900	587,060	5,503,936
Net assets at end of year	$5,013,525	$200,757,579	$1,125,388	$670,278	$8,424,584

Accumulation unit activity
Units outstanding at beginning of year	1,927,832	53,488,713	450,716	517,237	5,611,211
Units purchased	102,362	6,426,943	740,636	58,200	2,682,944
Units redeemed	(197,973)	(6,800,870)	(102,639)	(38,672)	(447,366)
Units outstanding at end of year	1,832,221	53,114,786	1,088,713	536,765	7,846,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 1
Operations
Investment income (loss) — net	$—	$(181,506)	$8,920	$444,895	$635,687
Net realized gain (loss) on sales of investments	(317,080)	(2,749,692)	(4,676)	(608,076)	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	927,929	6,327,159	24,247	1,646,007	—
Net increase (decrease) in net assets resulting from operations	610,849	3,395,961	28,491	1,482,826	635,687

Contract transactions
Contract purchase payments	611,490	1,514,461	24,667	642,372	8,530,555
Net transfers(1)	120,738	146,814	30,539	613,380	290,827
Transfers for policy loans	(7,973)	(450,701)	6,586	(73,658)	(91,581)
Policy charges	(167,604)	(967,608)	(13,523)	(568,213)	(1,350,230)
Contract terminations:
Surrender benefits	(130,868)	(1,395,576)	(9,824)	(618,094)	(3,049)
Death benefits	—	(51,723)	—	(24,795)	—
Increase (decrease) from transactions	425,783	(1,204,333)	38,445	(29,008)	7,376,522
Net assets at beginning of year	6,425,517	39,001,027	269,659	16,056,784	9,921,318
Net assets at end of year	$7,462,149	$41,192,655	$336,595	$17,510,602	$17,933,527

Accumulation unit activity
Units outstanding at beginning of year	4,948,080	20,470,841	305,978	14,711,626	9,621,239
Units purchased	542,508	2,583,428	68,694	1,867,724	8,352,251
Units redeemed	(228,078)	(2,244,282)	(25,783)	(1,622,819)	(1,367,177)
Units outstanding at end of year	5,262,510	20,809,987	348,889	14,956,531	16,606,313

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$383,765	$1,920,668	$153,335	$109,007	$2,200,783
Net realized gain (loss) on sales of investments	—	17	(8,374)	(28,104)	(890,484)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(17)	190,286	158,679	3,597,551
Net increase (decrease) in net assets resulting from operations	383,765	1,920,668	335,247	239,582	4,907,850

Contract transactions
Contract purchase payments	1,470,450	4,327,852	734,496	136,870	1,465,914
Net transfers(1)	(1,768,985)	2,378,901	577,642	38,253	(79,126)
Transfers for policy loans	(267,132)	(601,780)	(28,010)	(45,966)	(161,807)
Policy charges	(499,457)	(4,173,562)	(212,002)	(64,569)	(1,393,074)
Contract terminations:
Surrender benefits	(391,614)	(3,557,825)	(41,312)	(97,666)	(1,685,583)
Death benefits	—	(408,561)	—	—	(14,953)
Increase (decrease) from transactions	(1,456,738)	(2,034,975)	1,030,814	(33,078)	(1,868,629)
Net assets at beginning of year	9,431,653	48,793,226	2,213,349	2,040,088	43,768,383
Net assets at end of year	$8,358,680	$48,678,919	$3,579,410	$2,246,592	$46,807,604

Accumulation unit activity
Units outstanding at beginning of year	9,022,670	48,495,923	2,010,363	1,365,475	18,230,753
Units purchased	1,373,287	6,631,021	1,130,732	111,092	2,763,719
Units redeemed	(2,741,397)	(8,636,956)	(243,286)	(132,407)	(2,326,433)
Units outstanding at end of year	7,654,560	46,489,988	2,897,809	1,344,160	18,668,039

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$51,814	$48,197	$742,018	$93,610	$57,545
Net realized gain (loss) on sales of investments	(6,756)	(21,449)	(449,392)	(33,878)	(58,872)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	63,747	79,474	1,411,576	275,392	162,690
Net increase (decrease) in net assets resulting from operations	108,805	106,222	1,704,202	335,124	161,363

Contract transactions
Contract purchase payments	198,665	72,484	457,924	896,979	140,364
Net transfers(1)	290,085	45,235	647,668	2,562,377	582,316
Transfers for policy loans	(1,593)	(28,100)	(163,043)	(12,896)	(7,840)
Policy charges	(65,285)	(38,511)	(533,867)	(403,309)	(77,387)
Contract terminations:
Surrender benefits	(2,301)	(31,465)	(402,494)	(1,248)	(79,269)
Death benefits	—	—	(24,947)	—	—
Increase (decrease) from transactions	419,571	19,643	(18,759)	3,041,903	558,184
Net assets at beginning of year	684,249	953,568	15,535,788	2,743,432	2,257,030
Net assets at end of year	$1,212,625	$1,079,433	$17,221,231	$6,120,459	$2,976,577

Accumulation unit activity
Units outstanding at beginning of year	626,693	653,263	7,609,863	2,743,963	1,981,547
Units purchased	429,496	75,392	733,219	3,425,361	623,823
Units redeemed	(60,658)	(64,618)	(540,460)	(412,725)	(141,999)
Units outstanding at end of year	995,531	664,037	7,802,622	5,756,599	2,463,371

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1
Operations
Investment income (loss) — net	$1,466,200	$—	$—	$(357,623)	$—
Net realized gain (loss) on sales of investments	(2,435,422)	20,027	99,843	5,710,428	67,233
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,784,682	4,121,558	2,603,832	20,746,285	11,867,068
Net increase (decrease) in net assets resulting from operations	4,815,460	4,141,585	2,703,675	26,099,090	11,934,301

Contract transactions
Contract purchase payments	3,217,665	2,853,405	498,166	1,605,482	15,193,005
Net transfers(1)	5,108,511	1,742,501	741,390	2,650,140	18,499,557
Transfers for policy loans	(129,776)	(72,888)	(61,252)	(1,093,212)	(300,516)
Policy charges	(3,508,033)	(814,889)	(224,797)	(1,692,110)	(3,112,642)
Contract terminations:
Surrender benefits	(3,622,981)	(12,261)	(105,912)	(3,348,439)	(109,885)
Death benefits	(67,883)	—	—	(37,536)	—
Increase (decrease) from transactions	997,503	3,695,868	847,595	(1,915,675)	30,169,519
Net assets at beginning of year	84,441,236	8,295,153	6,136,613	62,909,208	32,515,310
Net assets at end of year	$90,254,199	$16,132,606	$9,687,883	$87,092,623	$74,619,130

Accumulation unit activity
Units outstanding at beginning of year	57,560,542	5,826,359	1,897,197	15,251,156	22,380,513
Units purchased	7,419,159	2,603,131	299,096	2,121,150	20,535,342
Units redeemed	(5,475,513)	(514,637)	(98,388)	(1,564,221)	(2,140,253)
Units outstanding at end of year	59,504,188	7,914,853	2,097,905	15,808,085	40,775,602

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1	Col VP Long Govt/Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(679,398)	$77,115	$385,251	$27,206	$30,043
Net realized gain (loss) on sales of investments	7,389,375	(32,561)	(98,346)	(82,807)	(10,751)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	30,800,594	89,114	587,007	59,027	24,634
Net increase (decrease) in net assets resulting from operations	37,510,571	133,668	873,912	3,426	43,926

Contract transactions
Contract purchase payments	4,900,224	1,107,448	257,611	230,086	55,732
Net transfers(1)	9,079,378	(817,819)	531,265	437,706	530,017
Transfers for policy loans	(1,802,923)	12,104	(170,723)	(14,983)	(4,527)
Policy charges	(3,247,928)	(277,219)	(299,534)	(57,070)	(26,310)
Contract terminations:
Surrender benefits	(4,617,225)	(21,229)	(423,229)	—	(3,573)
Death benefits	(38,830)	—	—	—	—
Increase (decrease) from transactions	4,272,696	3,285	(104,610)	595,739	551,339
Net assets at beginning of year	146,056,205	2,015,202	14,093,916	223,867	463,857
Net assets at end of year	$187,839,472	$2,152,155	$14,863,218	$823,032	$1,059,122

Accumulation unit activity
Units outstanding at beginning of year	36,497,303	1,921,051	13,860,715	233,143	420,605
Units purchased	6,128,748	1,034,726	1,065,712	639,532	509,926
Units redeemed	(2,339,175)	(1,036,393)	(1,209,344)	(71,357)	(30,295)
Units outstanding at end of year	40,286,876	1,919,384	13,717,083	801,318	900,236

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$93,118	$54,385	$603,921	$—	$—
Net realized gain (loss) on sales of investments	(5,583)	(19,605)	456,013	23,064	211,401
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	742,184	449,507	6,297,214	414,399	109,493
Net increase (decrease) in net assets resulting from operations	829,719	484,287	7,357,148	437,463	320,894

Contract transactions
Contract purchase payments	1,359,515	241,759	2,379,153	1,685,902	313,462
Net transfers(1)	1,499,673	75,186	(121,241)	1,212,942	(860,184)
Transfers for policy loans	(49,319)	(31,335)	(151,519)	(64,629)	(24,020)
Policy charges	(298,728)	(74,308)	(2,799,128)	(351,649)	(122,290)
Contract terminations:
Surrender benefits	(8,064)	(48,789)	(2,542,199)	(68,824)	(100,759)
Death benefits	—	—	(61,155)	—	—
Increase (decrease) from transactions	2,503,077	162,513	(3,296,089)	2,413,742	(793,791)
Net assets at beginning of year	4,081,256	3,070,686	52,095,261	5,427,748	6,911,006
Net assets at end of year	$7,414,052	$3,717,486	$56,156,320	$8,278,953	$6,438,109

Accumulation unit activity
Units outstanding at beginning of year	3,553,672	1,908,655	32,773,103	3,639,690	2,109,008
Units purchased	2,318,551	185,370	2,149,723	1,953,126	96,154
Units redeemed	(289,760)	(90,351)	(4,089,183)	(325,151)	(335,970)
Units outstanding at end of year	5,582,463	2,003,674	30,833,643	5,267,665	1,869,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(163,078)	$—	$—	$(83,221)	$—
Net realized gain (loss) on sales of investments	1,764,822	(1,162)	44,320	1,331,237	13,736
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,871)	915,200	536,368	2,640,744	356,105
Net increase (decrease) in net assets resulting from operations	1,599,873	914,038	580,688	3,888,760	369,841

Contract transactions
Contract purchase payments	791,255	906,513	185,327	473,801	851,961
Net transfers(1)	(1,395,153)	965,224	262,517	836,390	421,104
Transfers for policy loans	(523,308)	(440)	(76,544)	(361,077)	(58,398)
Policy charges	(520,475)	(263,755)	(89,896)	(490,142)	(183,970)
Contract terminations:
Surrender benefits	(1,181,456)	(3,402)	(47,080)	(678,978)	(69,304)
Death benefits	(2,287)	—	—	—	—
Increase (decrease) from transactions	(2,831,424)	1,604,140	234,324	(220,006)	961,393
Net assets at beginning of year	35,784,197	2,997,933	2,209,176	16,262,245	2,820,707
Net assets at end of year	$34,552,646	$5,516,111	$3,024,188	$19,930,999	$4,151,941

Accumulation unit activity
Units outstanding at beginning of year	8,149,680	2,360,397	855,371	3,844,904	1,949,134
Units purchased	682,658	1,293,802	155,797	819,204	864,303
Units redeemed	(943,233)	(186,462)	(73,831)	(493,835)	(212,308)
Units outstanding at end of year	7,889,105	3,467,737	937,337	4,170,273	2,601,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(89,693)	$—	$—	$(97,170)
Net realized gain (loss) on sales of investments	57,146	1,034,572	6,102	37,862	1,143,224
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	360,164	865,652	346,974	294,399	1,360,677
Net increase (decrease) in net assets resulting from operations	417,310	1,810,531	353,076	332,261	2,406,731

Contract transactions
Contract purchase payments	256,902	537,801	763,265	156,614	620,097
Net transfers(1)	118,432	(833,019)	504,375	43,103	(105,870)
Transfers for policy loans	(50,772)	(460,813)	(6,505)	(17,641)	(369,378)
Policy charges	(107,592)	(295,650)	(182,950)	(61,222)	(476,258)
Contract terminations:
Surrender benefits	(78,292)	(639,054)	(38,810)	(42,560)	(723,008)
Death benefits	—	(7,917)	—	—	(2,178)
Increase (decrease) from transactions	138,678	(1,698,652)	1,039,375	78,294	(1,056,595)
Net assets at beginning of year	3,996,083	19,775,812	2,037,650	2,542,078	19,931,070
Net assets at end of year	$4,552,071	$19,887,691	$3,430,101	$2,952,633	$21,281,206

Accumulation unit activity
Units outstanding at beginning of year	1,363,702	4,852,454	1,653,648	988,345	4,974,546
Units purchased	127,154	467,901	982,015	74,226	807,393
Units redeemed	(79,275)	(640,819)	(175,349)	(45,291)	(691,837)
Units outstanding at end of year	1,411,581	4,679,536	2,460,314	1,017,280	5,090,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$—	$—	$178,771	$85,380	$18,755
Net realized gain (loss) on sales of investments	7,945	12,262	(16,193)	(17,729)	(19,909)
Distributions from capital gains	139,060	61,653	—	—	—
Net change in unrealized appreciation (depreciation) of investments	876,159	283,009	302,039	155,746	42,104
Net increase (decrease) in net assets resulting from operations	1,023,164	356,924	464,617	223,397	40,950

Contract transactions
Contract purchase payments	1,439,575	69,176	924,747	215,914	288,060
Net transfers(1)	1,668,008	1,456,789	903,911	232,082	(62,896)
Transfers for policy loans	(2,217)	(19,064)	6,603	(896)	(504)
Policy charges	(109,606)	(12,529)	(327,889)	(132,558)	(42,977)
Contract terminations:
Surrender benefits	(45,285)	(2,360)	(23,509)	(27,476)	(1,327)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,950,475	1,492,012	1,483,863	287,066	180,356
Net assets at beginning of year	1,165,536	286,387	3,927,397	2,246,007	551,779
Net assets at end of year	$5,139,175	$2,135,323	$5,875,877	$2,756,470	$773,085

Accumulation unit activity
Units outstanding at beginning of year	1,351,734	332,546	3,800,590	1,763,889	584,089
Units purchased	2,894,544	1,410,469	1,713,109	340,834	300,757
Units redeemed	(144,057)	(31,467)	(329,066)	(122,371)	(110,621)
Units outstanding at end of year	4,102,221	1,711,548	5,184,633	1,982,352	774,225

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$12,907	$366,340	$1,706,778	$37,196	$11,777
Net realized gain (loss) on sales of investments	(30,555)	(858,662)	(740,348)	(9,732)	(5,514)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,296	1,339,387	(1,820,568)	51,902	13,790
Net increase (decrease) in net assets resulting from operations	24,648	847,065	(854,138)	79,366	20,053

Contract transactions
Contract purchase payments	26,471	827,986	244,219	370,967	26,061
Net transfers(1)	(104,502)	751,768	(1,150,468)	559,547	36,411
Transfers for policy loans	(3,921)	(244,258)	(61,054)	(32,249)	928
Policy charges	(16,488)	(908,811)	(180,658)	(78,788)	(13,103)
Contract terminations:
Surrender benefits	(17,385)	(1,362,777)	(345,044)	(5,444)	(3,111)
Death benefits	—	(32,052)	(4,684)	—	—
Increase (decrease) from transactions	(115,825)	(968,144)	(1,497,689)	814,033	47,186
Net assets at beginning of year	585,492	17,533,234	9,417,832	762,082	344,312
Net assets at end of year	$494,315	$17,412,155	$7,066,005	$1,655,481	$411,551

Accumulation unit activity
Units outstanding at beginning of year	549,269	15,468,558	10,257,751	768,839	310,766
Units purchased	24,605	2,180,190	337,922	928,330	56,333
Units redeemed	(134,024)	(2,903,709)	(2,039,306)	(115,430)	(14,427)
Units outstanding at end of year	439,850	14,745,039	8,556,367	1,581,739	352,672

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$95,772	$71,989	$836,763	$49,243	$39,267
Net realized gain (loss) on sales of investments	(71,156)	(53,335)	(807,748)	(168,789)	(145,835)
Distributions from capital gains	—	—	—	161,598	151,364
Net change in unrealized appreciation (depreciation) of investments	18,875	12,286	314,635	268,080	245,113
Net increase (decrease) in net assets resulting from operations	43,491	30,940	343,650	310,132	289,909

Contract transactions
Contract purchase payments	237,770	52,124	277,201	640,227	152,140
Net transfers(1)	(197,792)	(173,740)	(1,223,380)	(65,080)	(234,470)
Transfers for policy loans	(50,144)	(3,673)	(179,746)	(7,547)	(39,744)
Policy charges	(71,928)	(17,456)	(276,063)	(148,491)	(55,159)
Contract terminations:
Surrender benefits	(18,731)	(28,793)	(523,811)	(47,796)	(44,334)
Death benefits	—	—	(6,877)	—	—
Increase (decrease) from transactions	(100,825)	(171,538)	(1,932,676)	371,313	(221,567)
Net assets at beginning of year	1,157,853	924,992	11,151,809	2,140,560	2,254,192
Net assets at end of year	$1,100,519	$784,394	$9,562,783	$2,822,005	$2,322,534

Accumulation unit activity
Units outstanding at beginning of year	1,158,600	816,040	8,452,332	1,884,287	1,340,164
Units purchased	234,994	45,494	500,679	543,970	87,943
Units redeemed	(335,718)	(195,470)	(1,832,182)	(244,607)	(212,188)
Units outstanding at end of year	1,057,876	666,064	7,120,829	2,183,650	1,215,919

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	12,055	124,145	4,711	88,200	14,838
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	799,407	313,376	1,053,293	769,892	267,401
Net increase (decrease) in net assets resulting from operations	811,462	437,521	1,058,004	858,092	282,239

Contract transactions
Contract purchase payments	2,060,042	457,806	689,695	255,585	681,198
Net transfers(1)	1,023,086	(76,288)	512,916	158,954	130,448
Transfers for policy loans	(44,504)	(105,143)	(24,596)	(14,086)	(21,554)
Policy charges	(483,695)	(120,722)	(201,681)	(97,432)	(199,745)
Contract terminations:
Surrender benefits	(104,325)	(154,796)	(2,605)	(164,722)	(16,436)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,450,604	857	973,729	138,299	573,911
Net assets at beginning of year	7,932,153	5,724,076	2,234,403	2,153,530	2,465,852
Net assets at end of year	$11,194,219	$6,162,454	$4,266,136	$3,149,921	$3,322,002

Accumulation unit activity
Units outstanding at beginning of year	5,608,510	1,997,130	1,690,224	671,958	1,764,306
Units purchased	2,160,982	158,305	768,786	108,994	572,724
Units redeemed	(443,547)	(160,420)	(146,255)	(74,901)	(168,104)
Units outstanding at end of year	7,325,945	1,995,015	2,312,755	706,051	2,168,926

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$—	$63,762	$7,425	$—	$—
Net realized gain (loss) on sales of investments	60,188	(12,424)	(5,941)	61,473	273,547
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	122,250	169,505	16,840	730,879	382,300
Net increase (decrease) in net assets resulting from operations	182,438	220,843	18,324	792,352	655,847

Contract transactions
Contract purchase payments	156,120	480,921	25,912	1,826,401	384,234
Net transfers(1)	(47,975)	1,696,456	63,890	786,804	(482,085)
Transfers for policy loans	(9,860)	(53,238)	(3,714)	(125,853)	(35,699)
Policy charges	(63,354)	(119,391)	(7,440)	(357,715)	(151,169)
Contract terminations:
Surrender benefits	(135,025)	(254)	—	(84,721)	(275,776)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(100,094)	2,004,494	78,648	2,044,916	(560,495)
Net assets at beginning of year	2,112,986	1,884,293	279,633	6,475,130	7,296,494
Net assets at end of year	$2,195,330	$4,109,630	$376,605	$9,312,398	$7,391,846

Accumulation unit activity
Units outstanding at beginning of year	881,120	1,898,516	260,495	4,135,918	2,097,789
Units purchased	64,554	2,184,108	82,133	1,628,664	108,167
Units redeemed	(107,966)	(173,232)	(10,228)	(353,413)	(268,199)
Units outstanding at end of year	837,708	3,909,392	332,400	5,411,169	1,937,757

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2
Operations
Investment income (loss) — net	$(177,407)	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	1,680,336	(655)	42,950	(42,533)	(20,133)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,937,960	490,372	461,562	1,178,824	730,726
Net increase (decrease) in net assets resulting from operations	3,440,889	489,717	504,512	1,136,291	710,593

Contract transactions
Contract purchase payments	896,869	589,958	121,694	1,324,854	302,497
Net transfers(1)	(567,793)	430,488	2,817	195,455	(137,664)
Transfers for policy loans	(672,941)	(17,055)	(38,377)	(16,546)	(63,761)
Policy charges	(503,141)	(115,205)	(51,556)	(376,608)	(93,180)
Contract terminations:
Surrender benefits	(937,963)	(2,134)	(39,089)	(3,805)	(25,717)
Death benefits	(14,485)	—	—	—	—
Increase (decrease) from transactions	(1,799,454)	886,052	(4,511)	1,123,350	(17,825)
Net assets at beginning of year	38,174,240	1,517,472	2,014,368	3,257,800	2,298,205
Net assets at end of year	$39,815,675	$2,893,241	$2,514,369	$5,517,441	$2,990,973

Accumulation unit activity
Units outstanding at beginning of year	7,792,106	1,135,871	767,065	2,941,789	878,012
Units purchased	861,525	680,746	42,502	1,169,310	99,458
Units redeemed	(747,884)	(90,759)	(44,660)	(307,734)	(102,651)
Units outstanding at end of year	7,905,747	1,725,858	764,907	3,803,365	874,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$8,678	$94,326	$1,820	$13,204	$827
Net realized gain (loss) on sales of investments	215	6,644	7,458	22,299	(167)
Distributions from capital gains	—	—	—	—	53
Net change in unrealized appreciation (depreciation) of investments	31,189	315,763	152,391	1,292,202	15,015
Net increase (decrease) in net assets resulting from operations	40,082	416,733	161,669	1,327,705	15,728

Contract transactions
Contract purchase payments	19,884	646,285	51,064	611,574	4,047
Net transfers(1)	403,148	1,677,951	701,024	1,838,885	111,531
Transfers for policy loans	(2,979)	(11,120)	9,631	(126,946)	(624)
Policy charges	(2,347)	(99,003)	(6,354)	(126,481)	(1,817)
Contract terminations:
Surrender benefits	—	(24)	(7,114)	(101)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	417,706	2,214,089	748,251	2,196,931	113,137
Net assets at beginning of year	46,945	1,298,819	139,649	1,845,935	41,423
Net assets at end of year	$504,733	$3,929,641	$1,049,569	$5,370,571	$170,288

Accumulation unit activity
Units outstanding at beginning of year	47,904	1,323,695	163,696	2,160,139	43,477
Units purchased	395,249	2,179,234	646,741	2,129,631	112,613
Units redeemed	(4,920)	(102,385)	(11,643)	(219,340)	(2,484)
Units outstanding at end of year	438,233	3,400,544	798,794	4,070,430	153,606

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Init Cl
Operations
Investment income (loss) — net	$22,782	$82,998	$264,539	$1,468,357	$91,232
Net realized gain (loss) on sales of investments	(314)	(20,306)	(95,832)	(212,940)	(3,544)
Distributions from capital gains	1,451	11,074	39,636	—	611,263
Net change in unrealized appreciation (depreciation) of investments	370,580	17,652	12,498	679,895	3,729,505
Net increase (decrease) in net assets resulting from operations	394,499	91,418	220,841	1,935,312	4,428,456

Contract transactions
Contract purchase payments	423,511	414,429	160,962	696,654	4,215,097
Net transfers(1)	1,140,088	184,761	(538,130)	(313,612)	2,726,572
Transfers for policy loans	(27,350)	(118,474)	(79,906)	(192,829)	(131,266)
Policy charges	(94,428)	(77,231)	(110,166)	(439,509)	(1,031,210)
Contract terminations:
Surrender benefits	(50)	(546)	(41,206)	(720,994)	(150,594)
Death benefits	—	—	—	(172)	(14)
Increase (decrease) from transactions	1,441,771	402,939	(608,446)	(970,462)	5,628,585
Net assets at beginning of year	1,383,496	1,232,360	4,522,392	18,887,898	10,955,876
Net assets at end of year	$3,219,766	$1,726,717	$4,134,787	$19,852,748	$21,012,917

Accumulation unit activity
Units outstanding at beginning of year	1,450,273	1,043,058	3,892,821	11,332,265	7,632,489
Units purchased	1,568,210	496,693	315,782	815,448	4,116,286
Units redeemed	(123,818)	(163,440)	(834,037)	(1,180,909)	(779,311)
Units outstanding at end of year	2,894,665	1,376,311	3,374,566	10,966,804	10,969,464

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$(191,120)	$569,554	$433,595	$66,816	$(46,558)
Net realized gain (loss) on sales of investments	2,573,210	1,698,628	2,134,239	(15,675)	380,424
Distributions from capital gains	4,687,909	2,111,024	1,559,684	296,233	2,460,863
Net change in unrealized appreciation (depreciation) of investments	28,319,260	4,846,913	2,451,654	1,039,557	9,284,032
Net increase (decrease) in net assets resulting from operations	35,389,259	9,226,119	6,579,172	1,386,931	12,078,761

Contract transactions
Contract purchase payments	3,512,065	1,041,941	1,060,200	2,406,911	1,818,218
Net transfers(1)	86,496	(135,291)	328,178	2,428,737	(862,442)
Transfers for policy loans	(1,483,825)	(589,847)	(435,967)	(144,979)	(672,670)
Policy charges	(2,646,589)	(1,545,700)	(888,229)	(556,095)	(2,712,635)
Contract terminations:
Surrender benefits	(4,469,163)	(2,562,209)	(1,661,455)	(36,131)	(4,067,841)
Death benefits	(32,822)	(63,614)	(11,834)	—	(81,363)
Increase (decrease) from transactions	(5,033,838)	(3,854,720)	(1,609,107)	4,098,443	(6,578,733)
Net assets at beginning of year	111,113,085	53,326,489	37,593,237	6,651,273	87,935,276
Net assets at end of year	$141,468,506	$58,697,888	$42,563,302	$12,136,647	$93,435,304

Accumulation unit activity
Units outstanding at beginning of year	29,747,183	11,349,788	13,523,476	4,922,961	17,526,046
Units purchased	3,120,615	270,704	3,860,071	3,403,843	346,305
Units redeemed	(2,755,365)	(1,083,872)	(3,467,122)	(520,684)	(1,556,071)
Units outstanding at end of year	30,112,433	10,536,620	13,916,425	7,806,120	16,316,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$18,335	$68,428	$72,775	$261,239	$76,333
Net realized gain (loss) on sales of investments	(756,277)	305,477	327,895	(3,686)	(20,444)
Distributions from capital gains	2,431,711	47,280	46,595	—	—
Net change in unrealized appreciation (depreciation) of investments	9,764,121	2,721,413	2,609,017	158,331	96,606
Net increase (decrease) in net assets resulting from operations	11,457,890	3,142,598	3,056,282	415,884	152,495

Contract transactions
Contract purchase payments	2,803,142	466,695	582,073	1,172,319	145,497
Net transfers(1)	(1,093,368)	323,902	392,086	2,751,632	83,103
Transfers for policy loans	(702,384)	(91,899)	(134,573)	(16,578)	(2,265)
Policy charges	(1,870,150)	(530,238)	(370,630)	(239,485)	(69,443)
Contract terminations:
Surrender benefits	(3,664,125)	(685,930)	(685,997)	(21,762)	(57,688)
Death benefits	(27,734)	—	(1,523)	—	—
Increase (decrease) from transactions	(4,554,619)	(517,470)	(218,564)	3,646,126	99,204
Net assets at beginning of year	82,443,763	16,127,941	15,586,141	2,123,452	1,598,889
Net assets at end of year	$89,347,034	$18,753,069	$18,423,859	$6,185,462	$1,850,588

Accumulation unit activity
Units outstanding at beginning of year	33,500,164	7,021,653	9,112,631	2,015,629	1,270,286
Units purchased	5,708,793	307,366	1,638,880	3,606,046	175,602
Units redeemed	(6,478,729)	(537,659)	(1,621,792)	(255,243)	(99,216)
Units outstanding at end of year	32,730,228	6,791,360	9,129,719	5,366,432	1,346,672

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$843,652	$65,969	$483,447	$8,238	$240,490
Net realized gain (loss) on sales of investments	(1,060,439)	(6,211)	(110,402)	(993)	(533,177)
Distributions from capital gains	—	75,979	634,655	33,030	1,406,258
Net change in unrealized appreciation (depreciation) of investments	3,901,312	65,580	(222,542)	6,405	897,969
Net increase (decrease) in net assets resulting from operations	3,684,525	201,317	785,158	46,680	2,011,540

Contract transactions
Contract purchase payments	1,380,995	413,189	379,968	106,341	621,680
Net transfers(1)	(430,774)	1,314,344	1,562,466	87,942	(443,672)
Transfers for policy loans	(283,339)	1,180	(79,656)	(1,862)	(166,662)
Policy charges	(1,056,401)	(122,536)	(227,631)	(24,340)	(466,995)
Contract terminations:
Surrender benefits	(1,664,138)	(20,036)	(221,120)	(7)	(624,797)
Death benefits	(15,867)	—	—	—	(26,926)
Increase (decrease) from transactions	(2,069,524)	1,586,141	1,414,027	168,074	(1,107,372)
Net assets at beginning of year	35,304,138	960,969	8,875,542	235,545	16,110,415
Net assets at end of year	$36,919,139	$2,748,427	$11,074,727	$450,299	$17,014,583

Accumulation unit activity
Units outstanding at beginning of year	16,274,849	796,725	6,494,815	200,638	6,336,983
Units purchased	2,075,095	1,411,001	1,381,944	157,975	975,167
Units redeemed	(2,252,072)	(114,751)	(381,385)	(21,346)	(997,776)
Units outstanding at end of year	16,097,872	2,092,975	7,495,374	337,267	6,314,374

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$36,305	$46,775	$434,167	$113,339	$25,296
Net realized gain (loss) on sales of investments	(43,631)	(1,337,951)	(550,485)	(4,240)	(111,813)
Distributions from capital gains	262,258	2,531,808	2,072,724	—	—
Net change in unrealized appreciation (depreciation) of investments	417,284	4,023,141	6,711,459	17,279	1,065,982
Net increase (decrease) in net assets resulting from operations	672,216	5,263,773	8,667,865	126,378	979,465

Contract transactions
Contract purchase payments	1,253,809	1,466,184	2,131,413	80,450	171,174
Net transfers(1)	545,214	(361,440)	(1,115,086)	60,862	(335,083)
Transfers for policy loans	(102,644)	(364,382)	(848,452)	(45,171)	(39,243)
Policy charges	(266,424)	(1,069,296)	(2,326,380)	(25,229)	(161,939)
Contract terminations:
Surrender benefits	(28,755)	(1,883,831)	(3,460,608)	(36,822)	(211,278)
Death benefits	—	(12,999)	(27,090)	—	—
Increase (decrease) from transactions	1,401,200	(2,225,764)	(5,646,203)	34,090	(576,369)
Net assets at beginning of year	4,098,502	44,516,970	84,169,755	1,730,341	5,638,460
Net assets at end of year	$6,171,918	$47,554,979	$87,191,417	$1,890,809	$6,041,556

Accumulation unit activity
Units outstanding at beginning of year	3,123,970	11,635,109	18,873,662	1,725,651	1,236,256
Units purchased	1,333,096	1,456,830	3,003,546	186,918	35,796
Units redeemed	(294,700)	(1,308,467)	(2,619,508)	(143,701)	(160,666)
Units outstanding at end of year	4,162,366	11,783,472	19,257,700	1,768,868	1,111,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$96,562	$(78,169)	$(51,965)	$—	$(19,854)
Net realized gain (loss) on sales of investments	122,305	(167,149)	(649,255)	(8,491)	(296,992)
Distributions from capital gains	—	317,454	308,706	—	—
Net change in unrealized appreciation (depreciation) of investments	10,470,394	4,737,679	4,617,379	42,395	584,924
Net increase (decrease) in net assets resulting from operations	10,689,261	4,809,815	4,224,865	33,904	268,078

Contract transactions
Contract purchase payments	1,123,692	277,679	350,275	164,064	205,580
Net transfers(1)	(1,606,903)	(718,796)	(586,819)	81,088	(331,004)
Transfers for policy loans	(244,124)	(88,883)	(173,695)	106	(159,506)
Policy charges	(1,207,081)	(379,219)	(308,654)	(46,152)	(152,973)
Contract terminations:
Surrender benefits	(2,122,187)	(587,283)	(575,131)	(6,386)	(426,876)
Death benefits	—	—	(6,147)	—	(37,667)
Increase (decrease) from transactions	(4,056,603)	(1,496,502)	(1,300,171)	192,720	(902,446)
Net assets at beginning of year	48,259,705	12,554,424	11,184,473	389,312	5,131,294
Net assets at end of year	$54,892,363	$15,867,737	$14,109,167	$615,936	$4,496,926

Accumulation unit activity
Units outstanding at beginning of year	11,166,016	4,538,757	4,044,403	348,847	4,070,876
Units purchased	1,160,538	83,810	719,198	214,758	157,126
Units redeemed	(1,421,393)	(534,108)	(947,896)	(46,025)	(873,213)
Units outstanding at end of year	10,905,161	4,088,459	3,815,705	517,580	3,354,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$128,218	$28,631	$(62,729)	$282,394	$(91,952)
Net realized gain (loss) on sales of investments	203,525	(234,871)	(481,438)	(55,029)	(179,940)
Distributions from capital gains	1,331,389	2,320,610	—	1,501,250	14,587
Net change in unrealized appreciation (depreciation) of investments	(395,495)	17,907,967	2,107,382	(245,758)	3,402,816
Net increase (decrease) in net assets resulting from operations	1,267,637	20,022,337	1,563,215	1,482,857	3,145,511

Contract transactions
Contract purchase payments	254,433	3,014,296	366,739	419,402	533,942
Net transfers(1)	245,867	(1,604,820)	199,289	(465,283)	(664,853)
Transfers for policy loans	(83,074)	(457,755)	(96,579)	(258,941)	(138,845)
Policy charges	(269,048)	(4,481,393)	(344,783)	(345,041)	(416,815)
Contract terminations:
Surrender benefits	(434,897)	(5,083,870)	(487,292)	(638,372)	(705,441)
Death benefits	(91)	(111,252)	(10,306)	(56,319)	(242)
Increase (decrease) from transactions	(286,810)	(8,724,794)	(372,932)	(1,344,554)	(1,392,254)
Net assets at beginning of year	11,358,241	92,773,423	12,519,320	18,682,215	18,771,892
Net assets at end of year	$12,339,068	$104,070,966	$13,709,603	$18,820,518	$20,525,149

Accumulation unit activity
Units outstanding at beginning of year	3,035,410	23,617,499	10,179,476	7,206,989	9,259,446
Units purchased	345,706	685,949	886,292	606,778	780,304
Units redeemed	(276,850)	(2,669,067)	(1,145,982)	(978,228)	(1,237,601)
Units outstanding at end of year	3,104,266	21,634,381	9,919,786	6,835,539	8,802,149

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	121

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Mn St Sm Cap, Ser I
Operations
Investment income (loss) — net	$11,771	$(112,783)	$—	$(128,970)	$57,929
Net realized gain (loss) on sales of investments	(42,289)	(552,403)	(2,209)	(682,956)	(21,710)
Distributions from capital gains	595,232	3,321,733	—	—	—
Net change in unrealized appreciation (depreciation) of investments	756,484	5,253,243	58,106	3,082,426	779,390
Net increase (decrease) in net assets resulting from operations	1,321,198	7,909,790	55,897	2,270,500	815,609

Contract transactions
Contract purchase payments	1,286,285	1,016,408	148,533	1,167,727	1,023,598
Net transfers(1)	936,480	(706,915)	155,710	1,039,943	838,368
Transfers for policy loans	(25,396)	(257,682)	(12,062)	(64,581)	(23,506)
Policy charges	(256,248)	(511,363)	(45,883)	(972,573)	(224,007)
Contract terminations:
Surrender benefits	(21,866)	(614,688)	—	(974,937)	(30,861)
Death benefits	—	(5,344)	—	(3,646)	—
Increase (decrease) from transactions	1,919,255	(1,079,584)	246,298	191,933	1,583,592
Net assets at beginning of year	3,210,828	23,843,984	499,778	28,013,438	3,588,334
Net assets at end of year	$6,451,281	$30,674,190	$801,973	$30,475,871	$5,987,535

Accumulation unit activity
Units outstanding at beginning of year	2,765,763	8,119,760	533,070	20,773,958	2,695,813
Units purchased	1,585,236	745,814	312,467	2,212,388	1,312,288
Units redeemed	(226,553)	(779,417)	(59,933)	(1,686,512)	(200,177)
Units outstanding at end of year	4,124,446	8,086,157	785,604	21,299,834	3,807,924

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

122	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv
Operations
Investment income (loss) — net	$156,903	$(66,996)	$—	$322,191	$86,348
Net realized gain (loss) on sales of investments	(37,974)	(715,075)	(3,761)	15,844	38,946
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,326,927	6,440,861	127,832	1,741,244	559,101
Net increase (decrease) in net assets resulting from operations	4,445,856	5,658,790	124,071	2,079,279	684,395

Contract transactions
Contract purchase payments	828,938	657,287	26,172	4,014,547	432,843
Net transfers(1)	1,327,675	997,675	306,730	2,278,119	(148,718)
Transfers for policy loans	(102,269)	(326,421)	(7,216)	(36,188)	(190,005)
Policy charges	(492,956)	(402,665)	(4,564)	(1,185,804)	(172,217)
Contract terminations:
Surrender benefits	(792,596)	(624,767)	—	(146,213)	(88,381)
Death benefits	(2,252)	(4,711)	—	(17)	—
Increase (decrease) from transactions	766,540	296,398	321,122	4,924,444	(166,478)
Net assets at beginning of year	25,087,158	12,122,592	160,129	10,766,618	4,619,794
Net assets at end of year	$30,299,554	$18,077,780	$605,322	$17,770,341	$5,137,711

Accumulation unit activity
Units outstanding at beginning of year	6,626,186	3,279,724	198,340	8,395,020	3,409,022
Units purchased	813,008	991,614	325,035	4,605,705	298,230
Units redeemed	(402,567)	(342,952)	(12,340)	(995,134)	(414,389)
Units outstanding at end of year	7,036,627	3,928,386	511,035	12,005,591	3,292,863

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	123

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$(92,157)	$66,545	$41,563	$(211,900)	$362,899
Net realized gain (loss) on sales of investments	99,665	(7,157)	(21,857)	419,498	330,509
Distributions from capital gains	1,585,179	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,736,686	24,653	40,538	18,100,389	2,966,826
Net increase (decrease) in net assets resulting from operations	3,329,373	84,041	60,244	18,307,987	3,660,234

Contract transactions
Contract purchase payments	314,923	487,131	78,750	1,031,942	1,361,264
Net transfers(1)	(5,034)	685,299	18,330	877,430	399,592
Transfers for policy loans	(18,037)	(1,147)	(5,961)	(543,624)	(394,968)
Policy charges	(440,767)	(116,954)	(48,745)	(804,628)	(1,051,234)
Contract terminations:
Surrender benefits	(699,996)	(1,523)	(29,116)	(1,072,243)	(1,642,032)
Death benefits	(7,503)	—	—	(9,279)	(13,812)
Increase (decrease) from transactions	(856,414)	1,052,806	13,258	(520,402)	(1,341,190)
Net assets at beginning of year	19,831,184	784,687	1,093,574	34,653,343	36,992,775
Net assets at end of year	$22,304,143	$1,921,534	$1,167,076	$52,440,928	$39,311,819

Accumulation unit activity
Units outstanding at beginning of year	3,603,429	767,668	969,849	6,125,673	17,333,583
Units purchased	65,008	1,129,731	86,035	625,153	1,648,264
Units redeemed	(240,515)	(115,594)	(72,882)	(399,743)	(1,808,528)
Units outstanding at end of year	3,427,922	1,781,805	983,002	6,351,083	17,173,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

124	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$7,111	$(50,332)	$—	$(5,081)	$87,935
Net realized gain (loss) on sales of investments	(19,343)	106,849	(4,433)	(26,605)	(198,080)
Distributions from capital gains	—	—	21,464	70,004	—
Net change in unrealized appreciation (depreciation) of investments	1,783,466	5,034,253	27,764	89,749	1,262,088
Net increase (decrease) in net assets resulting from operations	1,771,234	5,090,770	44,795	128,067	1,151,943

Contract transactions
Contract purchase payments	1,612,460	420,275	97,790	58,175	334,688
Net transfers(1)	612,103	120,729	92,703	(144,003)	(96,547)
Transfers for policy loans	(23,592)	(457,941)	(17,410)	10,150	(20,110)
Policy charges	(336,766)	(307,698)	(26,217)	(27,080)	(194,435)
Contract terminations:
Surrender benefits	(1,657)	(600,599)	(78)	(49,791)	(570,500)
Death benefits	—	(19,662)	—	—	—
Increase (decrease) from transactions	1,862,548	(844,896)	146,788	(152,549)	(546,904)
Net assets at beginning of year	3,464,439	12,394,738	315,162	1,327,064	9,820,889
Net assets at end of year	$7,098,221	$16,640,612	$506,745	$1,302,582	$10,425,928

Accumulation unit activity
Units outstanding at beginning of year	2,595,679	3,380,160	308,051	1,059,522	6,042,794
Units purchased	1,339,769	311,330	179,762	58,534	720,764
Units redeemed	(220,833)	(398,968)	(41,845)	(174,852)	(998,133)
Units outstanding at end of year	3,714,615	3,292,522	445,968	943,204	5,765,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	125

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Intl, Std Cl II	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$102,769	$726,965	$1,132,152	$35,150	$(195,437)
Net realized gain (loss) on sales of investments	28,339	870,114	1,466,731	(60,958)	238,056
Distributions from capital gains	—	2,996,929	4,689,259	—	2,401,866
Net change in unrealized appreciation (depreciation) of investments	1,246,652	(1,359,034)	(2,286,259)	277,040	6,908,418
Net increase (decrease) in net assets resulting from operations	1,377,760	3,234,974	5,001,883	251,232	9,352,903

Contract transactions
Contract purchase payments	325,345	1,268,240	2,179,109	84,578	859,322
Net transfers(1)	(397,321)	197,858	174,158	(138,388)	896,665
Transfers for policy loans	(188,738)	(179,541)	(205,212)	(76,842)	(234,500)
Policy charges	(322,317)	(819,914)	(1,922,106)	(51,085)	(958,199)
Contract terminations:
Surrender benefits	(490,983)	(1,758,497)	(2,207,725)	(104,864)	(2,239,947)
Death benefits	—	(4,752)	(28,332)	(4,837)	(321)
Increase (decrease) from transactions	(1,074,014)	(1,296,606)	(2,010,108)	(291,438)	(1,676,980)
Net assets at beginning of year	11,783,872	38,289,023	60,397,126	2,023,850	41,513,987
Net assets at end of year	$12,087,618	$40,227,391	$63,388,901	$1,983,644	$49,189,910

Accumulation unit activity
Units outstanding at beginning of year	5,114,816	14,647,367	15,697,729	1,603,647	18,613,101
Units purchased	132,770	2,568,363	1,624,572	77,653	1,597,291
Units redeemed	(598,824)	(2,809,352)	(1,273,345)	(307,104)	(2,229,726)
Units outstanding at end of year	4,648,762	14,406,378	16,048,956	1,374,196	17,980,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

126	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(128,900)	$99,646	$712,411	$—	$(64,335)
Net realized gain (loss) on sales of investments	(2,348,025)	(16,331)	170,494	(158,918)	(5,081,719)
Distributions from capital gains	—	154,187	1,365,303	—	—
Net change in unrealized appreciation (depreciation) of investments	5,958,856	(285,755)	(3,042,291)	2,088,184	11,988,403
Net increase (decrease) in net assets resulting from operations	3,481,931	(48,253)	(794,083)	1,929,266	6,842,349

Contract transactions
Contract purchase payments	646,896	655,690	821,025	1,987,866	1,097,792
Net transfers(1)	(500,187)	247,362	(1,703,200)	466,964	63,791
Transfers for policy loans	(222,943)	(6,744)	(302,442)	6,597	(242,319)
Policy charges	(598,031)	(180,563)	(700,942)	(416,162)	(454,908)
Contract terminations:
Surrender benefits	(972,984)	(7,007)	(1,044,932)	(37,843)	(581,623)
Death benefits	—	—	(5,635)	—	(4,048)
Increase (decrease) from transactions	(1,647,249)	708,738	(2,936,126)	2,007,422	(121,315)
Net assets at beginning of year	26,223,670	2,469,689	27,068,203	3,430,358	15,694,824
Net assets at end of year	$28,058,352	$3,130,174	$23,337,994	$7,367,046	$22,415,858

Accumulation unit activity
Units outstanding at beginning of year	5,628,356	1,767,271	8,179,322	3,633,535	5,392,159
Units purchased	1,061,472	664,977	536,636	2,175,237	844,985
Units redeemed	(724,329)	(144,107)	(1,235,349)	(402,504)	(509,610)
Units outstanding at end of year	5,965,499	2,288,141	7,480,609	5,406,268	5,727,534

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	127

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$6,928	$601	$278,579	$17,847	$17,688
Net realized gain (loss) on sales of investments	2,875	5,067	(278,208)	(4,059)	(279)
Distributions from capital gains	32,693	12,638	—	—	—
Net change in unrealized appreciation (depreciation) of investments	415,319	168,647	864,493	58,687	65,482
Net increase (decrease) in net assets resulting from operations	457,815	186,953	864,864	72,475	82,891

Contract transactions
Contract purchase payments	257,976	66,383	453,388	112,649	6,008
Net transfers(1)	112,897	(49,239)	54,818	777,569	348,737
Transfers for policy loans	(16,262)	(5,500)	(42,767)	187	(471)
Policy charges	(82,832)	(46,432)	(319,294)	(20,961)	(11,482)
Contract terminations:
Surrender benefits	(12,260)	(5,992)	(627,770)	(1,694)	(1)
Death benefits	—	—	(9,914)	—	—
Increase (decrease) from transactions	259,519	(40,780)	(491,539)	867,750	342,791
Net assets at beginning of year	1,576,010	731,128	11,757,532	197,945	441,099
Net assets at end of year	$2,293,344	$877,301	$12,130,857	$1,138,170	$866,781

Accumulation unit activity
Units outstanding at beginning of year	1,161,306	257,827	6,499,214	166,894	318,524
Units purchased	243,853	20,495	501,136	737,894	244,390
Units redeemed	(73,474)	(33,886)	(666,217)	(18,555)	(8,262)
Units outstanding at end of year	1,331,685	244,436	6,334,133	886,233	554,652

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

128	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$385,834	$84,965	$3,331	$(45,366)	$231,878
Net realized gain (loss) on sales of investments	(339,327)	(18,824)	21	(154,241)	(106,418)
Distributions from capital gains	—	—	48,064	2,182,328	—
Net change in unrealized appreciation (depreciation) of investments	665,421	136,895	57,234	338,721	400,967
Net increase (decrease) in net assets resulting from operations	711,928	203,036	108,650	2,321,442	526,427

Contract transactions
Contract purchase payments	335,358	790,433	356,032	654,613	123,507
Net transfers(1)	4,230,029	1,336,917	398,815	(910,967)	(46,623)
Transfers for policy loans	(53,927)	(25,754)	(1,776)	(244,464)	(49,783)
Policy charges	(236,789)	(160,100)	(49,027)	(605,811)	(179,576)
Contract terminations:
Surrender benefits	(831,347)	(5,795)	(134)	(640,562)	(230,128)
Death benefits	—	—	—	(945)	—
Increase (decrease) from transactions	3,443,324	1,935,701	703,910	(1,748,136)	(382,603)
Net assets at beginning of year	10,910,950	1,626,892	443,099	28,236,489	4,815,951
Net assets at end of year	$15,066,202	$3,765,629	$1,255,659	$28,809,795	$4,959,775

Accumulation unit activity
Units outstanding at beginning of year	10,437,720	1,650,362	432,174	7,234,437	1,915,598
Units purchased	4,330,083	2,141,958	736,520	634,083	46,997
Units redeemed	(1,095,107)	(191,659)	(49,103)	(752,609)	(193,391)
Units outstanding at end of year	13,672,696	3,600,661	1,119,591	7,115,911	1,769,204

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	129

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$(30,335)	$95,344	$6,594	$(154,347)	$—
Net realized gain (loss) on sales of investments	(23,629)	1,835,383	(38,779)	(450,509)	(4,416)
Distributions from capital gains	—	3,873,705	151,913	—	—
Net change in unrealized appreciation (depreciation) of investments	1,231,230	23,172,098	999,749	5,353,022	26,935
Net increase (decrease) in net assets resulting from operations	1,177,266	28,976,530	1,119,477	4,748,166	22,519

Contract transactions
Contract purchase payments	230,308	2,732,763	114,513	849,598	217,024
Net transfers(1)	170,294	(1,647,617)	6,693	(458,979)	58,823
Transfers for policy loans	(73,593)	(813,191)	(79,572)	(358,909)	(7,715)
Policy charges	(150,769)	(4,425,792)	(63,941)	(1,004,790)	(38,003)
Contract terminations:
Surrender benefits	(154,966)	(5,979,655)	(79,198)	(1,164,859)	(22)
Death benefits	(13,992)	(160,998)	—	(21,340)	—
Increase (decrease) from transactions	7,282	(10,294,490)	(101,505)	(2,159,279)	230,107
Net assets at beginning of year	6,565,214	118,583,587	4,484,834	27,318,889	518,932
Net assets at end of year	$7,749,762	$137,265,627	$5,502,806	$29,907,776	$771,558

Accumulation unit activity
Units outstanding at beginning of year	3,257,641	20,480,222	1,165,384	7,418,046	607,536
Units purchased	512,204	429,004	153,074	219,038	323,225
Units redeemed	(372,206)	(2,036,932)	(134,162)	(750,649)	(55,426)
Units outstanding at end of year	3,397,639	18,872,294	1,184,296	6,886,435	875,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

130	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(10,745)	$488,457	$(24,588)	$—	$(1,001,900)
Net realized gain (loss) on sales of investments	(147,142)	943,985	(229,910)	94,368	7,974,558
Distributions from capital gains	—	1,784,908	—	—	—
Net change in unrealized appreciation (depreciation) of investments	223,138	1,815,227	644,008	12,990,598	47,658,728
Net increase (decrease) in net assets resulting from operations	65,251	5,032,577	389,510	13,084,966	54,631,386

Contract transactions
Contract purchase payments	183,950	794,505	124,484	24,544,051	17,124,319
Net transfers(1)	(155,040)	(752,376)	595,940	6,562,092	2,563,169
Transfers for policy loans	7,397	(219,711)	(124,588)	(402,813)	(4,056,945)
Policy charges	(60,036)	(1,003,924)	(99,066)	(4,711,655)	(6,126,662)
Contract terminations:
Surrender benefits	(119,771)	(1,116,865)	(108,802)	(295,409)	(10,505,425)
Death benefits	(3,641)	(4,012)	—	—	—
Increase (decrease) from transactions	(147,141)	(2,302,383)	387,968	25,696,266	(1,001,544)
Net assets at beginning of year	2,913,220	25,991,372	5,555,179	61,911,114	323,446,590
Net assets at end of year	$2,831,330	$28,721,566	$6,332,657	$100,692,346	$377,076,432

Accumulation unit activity
Units outstanding at beginning of year	3,373,010	8,118,120	4,927,146	50,814,664	154,880,174
Units purchased	254,391	226,744	575,516	23,628,273	14,081,011
Units redeemed	(432,321)	(872,478)	(418,822)	(4,112,455)	(12,242,346)
Units outstanding at end of year	3,195,080	7,472,386	5,083,840	70,330,482	156,718,839

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	131

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1
Operations
Investment income (loss) — net	$(1,413,228)	$—	$(94,278)	$(93,576)	$—
Net realized gain (loss) on sales of investments	13,823,652	(9,976)	(151,658)	81,703	(4,400)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	40,515,416	179,339	1,840,066	1,608,080	43,464
Net increase (decrease) in net assets resulting from operations	52,925,840	169,363	1,594,130	1,596,207	39,064

Contract transactions
Contract purchase payments	10,879,678	311,743	623,392	725,909	41,814
Net transfers(1)	(5,636,437)	1,562,820	640,168	1,434,828	147,023
Transfers for policy loans	(3,089,212)	—	(619,382)	(315,331)	—
Policy charges	(5,587,037)	(93,686)	(704,051)	(908,040)	(35,484)
Contract terminations:
Surrender benefits	(14,197,110)	(9,823)	(1,433,389)	(1,474,552)	—
Death benefits	(161,572)	—	(87,012)	(19,543)	—
Increase (decrease) from transactions	(17,791,690)	1,771,054	(1,580,274)	(556,729)	153,353
Net assets at beginning of year	325,259,712	1,002,309	20,753,601	20,096,217	409,729
Net assets at end of year	$360,393,862	$2,942,726	$20,767,457	$21,135,695	$602,146

Accumulation unit activity
Units outstanding at beginning of year	152,994,811	976,422	16,047,024	15,526,426	402,171
Units purchased	12,590,699	1,759,965	1,595,093	1,816,846	178,690
Units redeemed	(16,954,704)	(97,959)	(2,702,252)	(2,091,210)	(33,842)
Units outstanding at end of year	148,630,806	2,638,428	14,939,865	15,252,062	547,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

132	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(10,552)	$—	$(17,575)	$—	$(136,833)
Net realized gain (loss) on sales of investments	(39,618)	(8,047)	100,611	(52,180)	841,133
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	240,224	144,559	288,028	3,172,047	4,881,908
Net increase (decrease) in net assets resulting from operations	190,054	136,512	371,064	3,119,867	5,586,208

Contract transactions
Contract purchase payments	10,785	298,438	97,753	5,321,560	2,328,547
Net transfers(1)	(156,928)	399,316	(1,853,295)	3,658,400	(1,897,185)
Transfers for policy loans	22,611	(5,678)	(56,490)	(161,963)	(157,044)
Policy charges	(96,711)	(130,762)	(174,158)	(1,407,809)	(1,074,512)
Contract terminations:
Surrender benefits	(106,009)	—	(163,834)	(97,287)	(1,353,902)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(326,252)	561,314	(2,150,024)	7,312,901	(2,154,096)
Net assets at beginning of year	2,783,124	963,678	5,216,520	17,271,146	40,637,023
Net assets at end of year	$2,646,926	$1,661,504	$3,437,560	$27,703,914	$44,069,135

Accumulation unit activity
Units outstanding at beginning of year	2,548,032	920,509	4,562,169	15,570,371	32,153,114
Units purchased	227,095	645,284	111,870	7,585,373	2,243,655
Units redeemed	(530,426)	(125,522)	(1,930,908)	(1,413,327)	(3,906,296)
Units outstanding at end of year	2,244,701	1,440,271	2,743,131	21,742,417	30,490,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	133

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$—	$(136,761)	$—	$(1,507,031)	$(2,274,697)
Net realized gain (loss) on sales of investments	(89,270)	538,093	(28,829)	10,986,131	19,463,806
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,906,415	3,806,570	6,414,405	33,515,042	40,532,261
Net increase (decrease) in net assets resulting from operations	1,817,145	4,207,902	6,385,576	42,994,142	57,721,370

Contract transactions
Contract purchase payments	4,095,149	1,554,768	14,082,763	14,750,280	15,437,303
Net transfers(1)	(761,771)	(2,680,419)	13,226,657	3,293,977	(6,502,563)
Transfers for policy loans	(256,317)	95,426	(306,755)	(2,369,708)	(3,181,463)
Policy charges	(1,225,890)	(1,180,319)	(3,612,067)	(13,092,194)	(17,991,266)
Contract terminations:
Surrender benefits	(135,355)	(666,947)	(273,585)	(15,342,484)	(24,266,900)
Death benefits	(10,578)	—	—	(1,127,593)	(367,409)
Increase (decrease) from transactions	1,705,238	(2,877,491)	23,117,013	(13,887,722)	(36,872,298)
Net assets at beginning of year	13,321,087	37,157,219	36,938,820	351,693,910	484,158,713
Net assets at end of year	$16,843,470	$38,487,630	$66,441,409	$380,800,330	$505,007,785

Accumulation unit activity
Units outstanding at beginning of year	12,315,772	30,515,486	32,712,447	207,402,634	282,124,563
Units purchased	3,619,108	1,720,160	22,775,112	16,889,004	22,900,384
Units redeemed	(2,091,792)	(3,992,817)	(3,517,770)	(22,846,140)	(39,214,487)
Units outstanding at end of year	13,843,088	28,242,829	51,969,789	201,445,498	265,810,460

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

134	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$—	$(2,021,287)	$(4,120,845)	$—	$(200,678)
Net realized gain (loss) on sales of investments	14,518	15,138,432	34,179,865	(8,272)	781,575
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	23,153,202	80,040,342	98,750,763	308,751	3,457,403
Net increase (decrease) in net assets resulting from operations	23,167,720	93,157,487	128,809,783	300,479	4,038,300

Contract transactions
Contract purchase payments	41,977,631	32,510,205	29,969,506	811,327	1,733,023
Net transfers(1)	22,499,605	(5,975,353)	(11,583,180)	1,631,270	(1,722,431)
Transfers for policy loans	(1,213,313)	(5,979,317)	(7,784,622)	—	44,140
Policy charges	(9,261,103)	(18,728,132)	(21,149,388)	(241,407)	(1,965,797)
Contract terminations:
Surrender benefits	(863,226)	(25,489,311)	(43,190,794)	(17,509)	(2,510,654)
Death benefits	(2,828)	(15,746)	(224,408)	—	(47,734)
Increase (decrease) from transactions	53,136,766	(23,677,654)	(53,962,886)	2,183,681	(4,469,453)
Net assets at beginning of year	124,844,244	650,499,563	921,538,686	1,800,867	43,274,872
Net assets at end of year	$201,148,730	$719,979,396	$996,385,583	$4,285,027	$42,843,719

Accumulation unit activity
Units outstanding at beginning of year	106,703,515	348,746,148	483,098,865	1,675,474	29,162,903
Units purchased	51,548,572	26,284,678	38,798,069	2,153,907	2,290,851
Units redeemed	(9,050,999)	(35,735,594)	(57,789,168)	(230,442)	(5,039,010)
Units outstanding at end of year	149,201,088	339,295,232	464,107,766	3,598,939	26,414,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	135

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(260,367)	$23,956	$14,224	$—	$—
Net realized gain (loss) on sales of investments	1,817,904	(4,900)	(7,218)	2,585	50,204
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,720,964	44,430	24,027	188,875	68,542
Net increase (decrease) in net assets resulting from operations	5,278,501	63,486	31,033	191,460	118,746

Contract transactions
Contract purchase payments	1,947,809	183,846	45,887	339,245	30,769
Net transfers(1)	(1,917,592)	543,533	111,717	232,996	(92,725)
Transfers for policy loans	(154,645)	(5,248)	9,150	(352)	(894)
Policy charges	(2,665,519)	(61,358)	(16,874)	(56,254)	(13,062)
Contract terminations:
Surrender benefits	(2,323,859)	—	(3,893)	(168)	(40,332)
Death benefits	(7,611)	—	—	—	—
Increase (decrease) from transactions	(5,121,417)	660,773	145,987	515,467	(116,244)
Net assets at beginning of year	56,077,155	543,963	443,920	513,952	546,004
Net assets at end of year	$56,234,239	$1,268,222	$620,940	$1,220,879	$548,506

Accumulation unit activity
Units outstanding at beginning of year	37,850,212	546,368	407,171	364,089	197,450
Units purchased	2,724,237	718,470	148,499	365,510	10,307
Units redeemed	(5,821,172)	(66,520)	(18,654)	(36,068)	(48,346)
Units outstanding at end of year	34,753,277	1,198,318	537,016	693,531	159,411

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

136	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(28,841)	$28,856	$22,725	$19,561	$13,640
Net realized gain (loss) on sales of investments	533,947	(8,648)	(57,728)	(20,095)	(35,162)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	852,286	343,079	338,304	582,184	800,977
Net increase (decrease) in net assets resulting from operations	1,357,392	363,287	303,301	581,650	779,455

Contract transactions
Contract purchase payments	140,847	493,219	120,443	978,533	491,633
Net transfers(1)	(110,586)	524,450	125,914	617,471	107,617
Transfers for policy loans	(38,738)	1,040	(13,620)	(29,351)	(10,969)
Policy charges	(131,828)	(115,158)	(36,713)	(204,798)	(149,554)
Contract terminations:
Surrender benefits	(297,469)	(5,006)	(62,593)	(22,983)	(116,231)
Death benefits	(266)	—	—	—	—
Increase (decrease) from transactions	(438,040)	898,545	133,431	1,338,872	322,496
Net assets at beginning of year	5,868,611	1,737,313	1,748,050	3,462,863	5,259,847
Net assets at end of year	$6,787,963	$2,999,145	$2,184,782	$5,383,385	$6,361,798

Accumulation unit activity
Units outstanding at beginning of year	1,667,096	1,574,893	1,208,553	3,038,947	3,488,020
Units purchased	297,284	834,103	148,782	1,289,227	368,325
Units redeemed	(225,341)	(99,141)	(70,094)	(211,666)	(170,300)
Units outstanding at end of year	1,739,039	2,309,855	1,287,241	4,116,508	3,686,045

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	137

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$37,213	$59,715	$—	$—	$—
Net realized gain (loss) on sales of investments	2,523	(2,257)	(4,090)	(1,373)	389
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	249,437	443,756	59,641	54,307	64,527
Net increase (decrease) in net assets resulting from operations	289,173	501,214	55,551	52,934	64,916

Contract transactions
Contract purchase payments	437,786	230,174	177,698	85,922	154,111
Net transfers(1)	368,001	400,022	235,574	18,137	38,584
Transfers for policy loans	(7,968)	(21,750)	(1,588)	(18,591)	(2,569)
Policy charges	(95,882)	(56,347)	(52,726)	(24,638)	(42,813)
Contract terminations:
Surrender benefits	(13,627)	(57,067)	(2,529)	(11,735)	(1,709)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	688,310	495,032	356,429	49,095	145,604
Net assets at beginning of year	1,424,432	2,760,012	580,095	731,336	493,747
Net assets at end of year	$2,401,915	$3,756,258	$992,075	$833,365	$704,267

Accumulation unit activity
Units outstanding at beginning of year	1,427,067	2,045,688	529,559	355,220	431,969
Units purchased	734,395	426,771	366,415	49,726	161,425
Units redeemed	(107,213)	(92,177)	(51,140)	(26,414)	(40,199)
Units outstanding at end of year	2,054,249	2,380,282	844,834	378,532	553,195

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

138	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(53,817)	$—	$—	$—
Net realized gain (loss) on sales of investments	(244)	833,636	(596)	(75,798)	(1,385)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	115,433	586,167	41,591	1,363,608	552,576
Net increase (decrease) in net assets resulting from operations	115,189	1,365,986	40,995	1,287,810	551,191

Contract transactions
Contract purchase payments	80,196	395,823	35,842	2,147,867	752,679
Net transfers(1)	11,690	196,705	65,320	570,976	387,425
Transfers for policy loans	(14,637)	(67,632)	—	4,825	—
Policy charges	(35,359)	(327,222)	(27,611)	(630,704)	(277,617)
Contract terminations:
Surrender benefits	(5,423)	(749,224)	—	(101,433)	—
Death benefits	—	(9,200)	—	—	—
Increase (decrease) from transactions	36,467	(560,750)	73,551	1,991,531	862,487
Net assets at beginning of year	1,028,069	13,016,567	299,637	6,268,021	3,412,965
Net assets at end of year	$1,179,725	$13,821,803	$414,183	$9,547,362	$4,826,643

Accumulation unit activity
Units outstanding at beginning of year	506,075	4,385,053	285,227	5,639,432	3,146,982
Units purchased	43,543	1,339,863	93,451	2,306,049	989,015
Units redeemed	(26,830)	(898,443)	(25,160)	(612,516)	(241,824)
Units outstanding at end of year	522,788	4,826,473	353,518	7,332,965	3,894,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	139

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(414,144)	$(98,595)	$51,960	$14,504
Net realized gain (loss) on sales of investments	(8,970,330)	(2,975,339)	(10,030)	(8,122)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	26,349,230	13,203,125	45,510	20,063
Net increase (decrease) in net assets resulting from operations	16,964,756	10,129,191	87,440	26,445

Contract transactions
Contract purchase payments	2,445,540	2,214,048	207,535	24,274
Net transfers(1)	(1,601,490)	(999,159)	67,684	(8,940)
Transfers for policy loans	(434,628)	(476,545)	(2,322)	(6,687)
Policy charges	(2,192,604)	(1,661,164)	(72,732)	(8,360)
Contract terminations:
Surrender benefits	(3,613,235)	(2,337,590)	(644)	(15,384)
Death benefits	(36,346)	(21,969)	—	—
Increase (decrease) from transactions	(5,432,763)	(3,282,379)	199,521	(15,097)
Net assets at beginning of year	82,360,999	63,137,183	749,172	276,216
Net assets at end of year	$93,892,992	$69,983,995	$1,036,133	$287,564

Accumulation unit activity
Units outstanding at beginning of year	21,323,850	26,401,503	739,134	228,412
Units purchased	3,947,850	2,996,407	260,665	19,437
Units redeemed	(3,135,556)	(3,074,087)	(72,685)	(31,583)
Units outstanding at end of year	22,136,144	26,323,823	927,114	216,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

140	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.

RiverSource® Single Premium Variable Life Insurance (SPVL)*

RiverSource Succession Select® Variable Life Insurance (Succession Select)*

RiverSource® Variable Second-To-Die Life Insurance (V2D)*

RiverSource® Variable Universal Life Insurance (VUL)

RiverSource® Variable Universal Life Insurance III (VUL III)

RiverSource® Variable Universal Life IV (VUL IV)

RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)

RiverSource® Variable Universal Life 5 (VUL 5)

RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)

RiverSource® Variable Universal Life 6 Insurance (VUL 6)

RiverSource® Single Premium Variable Life Insurance Policy (RVS SPVL)*
RiverSource® Survivorship Variable Universal Life Insurance (SVUL)

RiverSource® Variable Universal Life 6 Insurance v3 (VUL 6 v3)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	141

Division	Fund
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 1	Columbia Variable Portfolio – Global Strategic Income Fund (Class 1)(1) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 1) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 2) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 3) effective sometime during the second quarter of 2025)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)

142	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® – CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 1	CTIVP® – MFS® Value Fund (Class 1) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP® – Westfield Select Large Cap Growth Fund (Class 1) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 1))
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 2))
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F (previously Calvert VP EAFE International Index Portfolio – Class F)
CVT EAFE Intl Index, Cl I	CVT EAFE International Index Portfolio – Class I (previously Calvert VP EAFE International Index Portfolio – Class I)
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F (previously Calvert VP Nasdaq 100 Index Portfolio – Class F)
CVT Nasdaq 100 Index, Cl I	CVT Nasdaq 100 Index Portfolio – Class I (previously Calvert VP Nasdaq 100 Index Portfolio – Class I)
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class F)
CVT Russ 2000 Sm Cap Ind, Cl I	CVT Russell 2000® Small Cap Index Portfolio – Class I (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class I)
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
EV VT Floating-Rate Inc, Inst Cl	Eaton Vance VT Floating-Rate Income Fund – Institutional Class(1),(9)
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Init Cl	Fidelity® VIP Emerging Markets Portfolio Initial Class(1)
Fid VIP Energy, Init Cl	Fidelity® VIP Energy Portfolio Initial Class(1)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Init Cl	Fidelity® VIP Growth Opportunities Portfolio Initial Class(1)
Fid VIP Invest Gr, Init Cl	Fidelity® VIP Investment Grade Bond Portfolio Initial Class(1)
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	143

Division	Fund
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares(2)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(1)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Std Cl II	LVIP American Century Mid Cap Value Fund, Standard Class II(1)(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
Mac VIP Asset Strategy, Serv Cl	Macquarie VIP Asset Strategy Series – Service Class (previously Delaware Ivy VIP Asset Strategy, Class II)
Mac VIP Asset Strategy, Std Cl	Macquarie VIP Asset Strategy Series – Standard Class(1) (previously Delaware Ivy VIP Asset Strategy, Class I)
Mac VIP Intl Core Eq, Std Cl	Macquarie VIP International Core Equity Series – Standard Class(8) (previously Delaware Ivy VIP International Core Equity – Class I)
MFS Gbl Real Est, Init Cl	MFS® Global Real Estate Portfolio – Initial Class(1)
MFS Intl Gro, Init Cl	MFS® International Growth Portfolio – Initial Class(1)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares

144	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Sus Eq, Cl I	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IA	Putnam VT International Value Fund – Class IA Shares(1)
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares(1)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	145

Division	Fund
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(2)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares is scheduled to liquidate sometime during the second quarter of 2025.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class I reorganized into LVIP American Century Mid Cap Value Fund, Standard Class II on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(9)	See Note 9 in the Notes to Financial Statements.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

146	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
SPVL	0.90%
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
RVS SPVL	0.50%
SVUL	0.00%
VUL 6 v3	0.00%

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	147

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$229,035
AB VPS Intl Val, Cl B	6,602,351
AB VPS Lg Cap Gro, Cl A	6,076,542
AB VPS Lg Cap Gro, Cl B	13,278,844
AB VPS Relative Val, Cl B	10,060,948
Allspg VT Index Asset Alloc, Cl 2	4,972,500
Allspg VT Opp, Cl 1	294,044
Allspg VT Opp, Cl 2	4,499,947
Allspg VT Sm Cap Gro, Cl 1	2,237,970
Allspg VT Sm Cap Gro, Cl 2	4,409,724
ALPS Alerian Engy Infr, Class I	1,130,355
ALPS Alerian Engy Infr, Class III	3,609,318
BlackRock Global Alloc, Cl I	2,510,790
BlackRock Global Alloc, Cl III	3,027,740
Calvert VP SRI Bal, Cl I	3,264,108
Col VP Bal, Cl 1	17,307,941
Col VP Bal, Cl 3	20,706,524
Col VP Commodity Strategy, Cl 1	523,447
Col VP Commodity Strategy, Cl 2	179,345
Col VP Contrarian Core, Cl 1	6,107,897
Col VP Contrarian Core, Cl 2	2,082,229
Col VP Disciplined Core, Cl 1	2,918,998
Col VP Disciplined Core, Cl 2	399,484
Col VP Disciplined Core, Cl 3	10,459,946
Col VP Divd Opp, Cl 1	3,493,810
Col VP Divd Opp, Cl 2	398,705
Col VP Divd Opp, Cl 3	19,367,466
Col VP Emerg Mkts Bond, Cl 1	447,061
Col VP Emerg Mkts Bond, Cl 2	113,612
Col VP Emer Mkts, Cl 1	3,025,028
Col VP Emer Mkts, Cl 2	839,904
Col VP Emer Mkts, Cl 3	4,696,872
Col VP Global Strategic Inc, Cl 1	351,021
Col VP Global Strategic Inc, Cl 2	98,522
Col VP Global Strategic Inc, Cl 3	4,410,690
Col VP Govt Money Mkt, Cl 1	20,108,516
Col VP Govt Money Mkt, Cl 2	5,291,226
Col VP Govt Money Mkt, Cl 3	40,796,689

Division	Purchases
Col VP Hi Yield Bond, Cl 1	$2,261,218
Col VP Hi Yield Bond, Cl 2	637,787
Col VP Hi Yield Bond, Cl 3	9,799,658
Col VP Inc Opp, Cl 1	1,080,126
Col VP Inc Opp, Cl 2	284,429
Col VP Inc Opp, Cl 3	4,870,516
Col VP Inter Bond, Cl 1	3,614,996
Col VP Inter Bond, Cl 2	1,258,362
Col VP Inter Bond, Cl 3	18,227,543
Col VP Lg Cap Gro, Cl 1	8,345,889
Col VP Lg Cap Gro, Cl 2	1,312,635
Col VP Lg Cap Gro, Cl 3	13,341,637
Col VP Lg Cap Index, Cl 1	43,347,117
Col VP Lg Cap Index, Cl 3	38,247,608
Col VP Limited Duration Cr, Cl 1	1,384,566
Col VP Limited Duration Cr, Cl 2	5,398,186
Col VP Long Govt/Cr Bond, Cl 1	858,391
Col VP Long Govt/Cr Bond, Cl 2	105,241
Col VP Overseas Core, Cl 1	4,118,805
Col VP Overseas Core, Cl 2	1,143,047
Col VP Overseas Core, Cl 3	5,372,018
Col VP Select Lg Cap Val, Cl 1	3,594,486
Col VP Select Lg Cap Val, Cl 2	993,205
Col VP Select Lg Cap Val, Cl 3	3,835,879
Col VP Select Mid Cap Gro, Cl 1	2,339,638
Col VP Select Mid Cap Gro, Cl 2	575,539
Col VP Select Mid Cap Gro, Cl 3	4,627,238
Col VP Select Mid Cap Val, Cl 1	1,869,571
Col VP Select Mid Cap Val, Cl 2	376,565
Col VP Select Mid Cap Val, Cl 3	1,969,450
Col VP Select Sm Cap Val, Cl 1	1,512,560
Col VP Select Sm Cap Val, Cl 2	215,762
Col VP Select Sm Cap Val, Cl 3	3,124,215
Col VP Sel Gbl Tech, Cl 1	6,259,561
Col VP Sel Gbl Tech, Cl 2	1,715,337
Col VP Strategic Inc, Cl 1	3,399,364
Col VP Strategic Inc, Cl 2	620,638
Col VP US Govt Mtge, Cl 1	527,216

148	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Purchases
Col VP US Govt Mtge, Cl 2	$114,408
Col VP US Govt Mtge, Cl 3	2,911,846
CS Commodity Return, Cl 1	1,106,928
CTIVP AC Div Bond, Cl 1	942,828
CTIVP AC Div Bond, Cl 2	275,887
CTIVP BR Gl Infl Prot Sec, Cl 1	242,385
CTIVP BR Gl Infl Prot Sec, Cl 2	61,156
CTIVP BR Gl Infl Prot Sec, Cl 3	1,031,115
CTIVP CenterSquare Real Est, Cl 1	645,874
CTIVP CenterSquare Real Est, Cl 2	209,879
CTIVP MFS Val, Cl 1	3,164,545
CTIVP MFS Val, Cl 2	542,065
CTIVP Prin Blue Chip Gro, Cl 1	1,716,778
CTIVP Prin Blue Chip Gro, Cl 2	484,922
CTIVP T Rowe Price LgCap Val, Cl 1	1,302,355
CTIVP T Rowe Price LgCap Val, Cl 2	460,857
CTIVP TCW Core Plus Bond, Cl 1	1,642,517
CTIVP TCW Core Plus Bond, Cl 2	225,224
CTIVP Vty Sycamore Estb Val, Cl 1	3,460,675
CTIVP Vty Sycamore Estb Val, Cl 2	898,734
CTIVP Vty Sycamore Estb Val, Cl 3	5,276,763
CTIVP Westfield Mid Cap Gro, Cl 1	1,608,347
CTIVP Westfield Mid Cap Gro, Cl 2	308,371
CTIVP Westfield Sel Lg Cp Gr, Cl 1	1,009,190
CTIVP Westfield Sel Lg Cp Gr, Cl 2	206,197
CVT EAFE Intl Index, Cl F	564,526
CVT EAFE Intl Index, Cl I	3,835,948
CVT Nasdaq 100 Index, Cl F	1,761,748
CVT Nasdaq 100 Index, Cl I	5,453,614
CVT Russ 2000 Sm Cap Ind, Cl F	283,725
CVT Russ 2000 Sm Cap Ind, Cl I	2,320,755
DWS Alt Asset Alloc VIP, Cl A	854,651
DWS Alt Asset Alloc VIP, Cl B	832,562
EV VT Floating-Rate Inc, Init Cl	5,108,259
EV VT Floating-Rate Inc, Inst Cl(1)	148,280
Fid VIP Contrafund, Init Cl	16,528,053
Fid VIP Contrafund, Serv Cl 2	37,369,805
Fid VIP Emer Mkts, Init Cl	296,891
Fid VIP Energy, Init Cl	169,280
Fid VIP Gro & Inc, Serv Cl	6,632,987
Fid VIP Gro & Inc, Serv Cl 2	15,755,043
Fid VIP Gro Opp, Init Cl	1,484,109
Fid VIP Invest Gr, Init Cl	708,774
Fid VIP Mid Cap, Init Cl	8,576,004
Fid VIP Mid Cap, Serv Cl	14,283,193
Fid VIP Mid Cap, Serv Cl 2	31,132,634
Fid VIP Overseas, Serv Cl	3,803,337
Fid VIP Overseas, Serv Cl 2	7,585,154
Fid VIP Strategic Inc, Init Cl	3,503,787
Fid VIP Strategic Inc, Serv Cl 2	1,033,869
Frank Global Real Est, Cl 2	5,361,555
Frank Inc, Cl 1	1,171,650
Frank Inc, Cl 2	3,265,896
Frank Mutual Shares, Cl 1	236,857
Frank Mutual Shares, Cl 2	3,312,278
Frank Sm Cap Val, Cl 1	2,414,329
Frank Sm Cap Val, Cl 2	7,333,871
GS VIT Mid Cap Val, Inst	14,137,715
GS VIT Multi-Strategy Alt, Advisor	421,964

Division	Purchases
GS VIT Sm Cap Eq Insights, Inst	$1,450,494
GS VIT U.S. Eq Insights, Inst	15,224,784
Invesco VI Am Fran, Ser I	694,119
Invesco VI Am Fran, Ser II	3,778,304
Invesco VI Bal Risk Alloc, Ser I	437,988
Invesco VI Bal Risk Alloc, Ser II	678,431
Invesco VI Comstock, Ser II	7,518,486
Invesco VI Core Eq, Ser I	10,792,866
Invesco VI Dis Mid Cap Gro, Ser I	2,484,723
Invesco VI Div Divd, Ser I	3,289,944
Invesco VI EQV Intl Eq, Ser II	2,459,677
Invesco VI Global, Ser I	1,933,952
Invesco VI Global, Ser II	5,146,989
Invesco VI Gbl Strat Inc, Ser I	289,819
Invesco VI Gbl Strat Inc, Ser II	6,139,735
Invesco VI Mn St Sm Cap, Ser I	3,496,352
Invesco VI Mn St Sm Cap, Ser II	6,844,837
Invesco VI Tech, Ser I	6,902,594
Invesco VI Tech, Ser II	814,011
Janus Henderson VIT Bal, Inst	10,809,906
Janus Henderson VIT Bal, Serv	851,443
Janus Henderson VIT Enter, Serv	2,011,730
Janus Henderson VIT Flex Bd, Inst	1,593,066
Janus Henderson VIT Flex Bd, Serv	325,823
Janus Hend VIT Gbl Tech Innov, Srv	6,200,665
Janus Henderson VIT Overseas, Serv	5,519,778
Janus Henderson VIT Res, Inst	1,783,880
Janus Henderson VIT Res, Serv	5,322,087
Lazard Ret Global Dyn MA, Inv	82,794
Lazard Ret Global Dyn MA, Serv	180,120
Lord Abt Bond Debenture, Cl VC	410,847
LVIP AC Intl, Serv Cl	2,776,950
LVIP AC Intl, Std Cl II	707,320
LVIP AC Mid Cap Val, Std Cl II	254,264
LVIP AC Val, Serv Cl	10,923,830
LVIP AC Val, Std Cl II	9,381,873
Mac VIP Asset Strategy, Serv Cl	314,748
Mac VIP Asset Strategy, Std Cl	5,060
Mac VIP Intl Core Eq, Std Cl	227,632
MFS Gbl Real Est, Init Cl	64,340
MFS Intl Gro, Init Cl	649,904
MFS Mass Inv Gro Stock, Serv Cl	8,921,495
MFS New Dis, Serv Cl	2,723,489
MFS Utilities, Init Cl	845,626
MFS Utilities, Serv Cl	4,257,515
MS VIF Dis, Cl I	1,530,278
MS VIF Dis, Cl II	2,826,846
NB AMT Sus Eq, Cl I	445,965
NB AMT Sus Eq, Cl S	256,605
PIMCO VIT All Asset, Advisor Cl	2,560,769
PIMCO VIT All Asset, Inst Cl	237,374
PIMCO VIT Glb Man As Alloc, Adv Cl	36,857
PIMCO VIT Tot Return, Advisor Cl	7,112,238
PIMCO VIT Tot Return, Inst Cl	2,081,400
Put VT Global Hlth Care, Cl IA	1,074,370
Put VT Global Hlth Care, Cl IB	5,701,030
Put VT Hi Yield, Cl IB	537,951
Put VT Intl Eq, Cl IB	2,835,076
Put VT Intl Val, Cl IA	289,673

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	149

Division	Purchases
Put VT Lg Cap Val, Cl IA	$1,306,145
Put VT Sus Leaders, Cl IA	2,058,532
Put VT Sus Leaders, Cl IB	1,595,653
Royce Micro-Cap, Invest Cl	2,620,563
Temp Global Bond, Cl 1	173,165
Temp Global Bond, Cl 2	851,001
Third Ave VST Third Ave Value	3,510,188
VanEck VIP Global Gold, Cl S	1,852,336
VP Aggr, Cl 1	36,337,673
VP Aggr, Cl 2	35,677,975
VP Aggr, Cl 4	26,875,324
VP Conserv, Cl 1	865,307
VP Conserv, Cl 2	5,945,638
VP Conserv, Cl 4	3,786,076
VP Man Vol Conserv, Cl 1	57,886
VP Man Vol Conserv, Cl 2	947,900
VP Man Vol Conserv Gro, Cl 1	626,421
VP Man Vol Conserv Gro, Cl 2	562,674
VP Man Vol Gro, Cl 1	5,804,231
VP Man Vol Gro, Cl 2	6,678,458
VP Man Vol Mod Gro, Cl 1	5,228,043
VP Man Vol Mod Gro, Cl 2	3,177,009
VP Mod, Cl 1	27,187,618
VP Mod, Cl 2	28,413,545
VP Mod, Cl 4	34,304,243
VP Mod Aggr, Cl 1	66,808,649
VP Mod Aggr, Cl 2	44,559,673

Division	Purchases
VP Mod Aggr, Cl 4	$57,953,107
VP Mod Conserv, Cl 1	1,366,863
VP Mod Conserv, Cl 2	6,923,605
VP Mod Conserv, Cl 4	8,997,839
VP Ptnrs Core Bond, Cl 1	888,089
VP Ptnrs Core Bond, Cl 2	201,479
VP Ptnrs Core Eq, Cl 1	753,856
VP Ptnrs Core Eq, Cl 2	333,884
VP Ptnrs Core Eq, Cl 3	1,451,709
VP Ptnrs Intl Core Eq, Cl 1	1,167,140
VP Ptnrs Intl Core Eq, Cl 2	400,779
VP Ptnrs Intl Gro, Cl 1	1,951,699
VP Ptnrs Intl Gro, Cl 2	885,353
VP Ptnrs Intl Val, Cl 1	992,738
VP Ptnrs Intl Val, Cl 2	540,727
VP Ptnrs Sm Cap Gro, Cl 1	830,194
VP Ptnrs Sm Cap Gro, Cl 2	269,352
VP Ptnrs Sm Cap Val, Cl 1	202,073
VP Ptnrs Sm Cap Val, Cl 2	105,438
VP Ptnrs Sm Cap Val, Cl 3	2,722,750
VP US Flex Conserv Gro, Cl 1	107,307
VP US Flex Gro, Cl 1	2,150,743
VP US Flex Mod Gro, Cl 1	1,400,470
Wanger Acorn	11,214,352
Wanger Intl	8,044,105
WA Var Global Hi Yd Bond, Cl I	308,245
WA Var Global Hi Yd Bond, Cl II	103,522

(1)	See Note 9 in the Notes to Financial Statements.

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2024	551	$1.57	to	$1.33	$821	1.13%	0.00%	to	0.90%	10.43%		to	9.43%
2023	474	$1.42	to	$1.22	$644	0.66%	0.00%	to	0.90%	13.48%		to	12.46%
2022	375	$1.25	to	$1.08	$451	2.61%	0.00%	to	0.90%	(18.68%)		to	(19.40%)
2021	339	$1.54	to	$1.34	$501	1.50%	0.00%	to	0.90%	9.28%		to	8.30%
2020	372	$1.41	to	$1.24	$504	1.35%	0.00%	to	0.90%	4.86%		to	3.92%
AB VPS Intl Val, Cl B
2024	20,269	$1.42	to	$1.89	$36,975	2.29%	0.20%	to	0.90%	4.60%		to	3.86%
2023	20,837	$1.36	to	$1.82	$38,105	0.69%	0.20%	to	0.90%	14.60%		to	13.81%
2022	21,294	$1.18	to	$1.60	$34,926	4.20%	0.20%	to	0.90%	18.83	%(7)	to	(14.57%)
2021	21,577	$1.54	to	$1.87	$41,260	1.70%	0.30%	to	0.90%	10.52%		to	9.86%
2020	22,048	$1.39	to	$1.70	$38,291	1.55%	0.30%	to	0.90%	1.90%		to	1.29%
AB VPS Lg Cap Gro, Cl A
2024	11,084	$2.51	to	$2.51	$27,819	0.06%	0.00%	to	0.00%	25.25%		to	25.25%
2023	9,180	$2.00	to	$2.00	$18,396	—	0.00%	to	0.00%	35.13%		to	35.13%
2022	6,917	$1.48	to	$1.48	$10,257	—	0.00%	to	0.00%	(28.51%)		to	(28.51%)
2021	4,526	$2.07	to	$2.07	$9,388	—	0.00%	to	0.00%	28.97%		to	28.97%
2020	2,396	$1.61	to	$1.61	$3,854	—	0.00%	to	0.00%	35.48%		to	35.48%
AB VPS Lg Cap Gro, Cl B
2024	12,190	$6.74	to	$6.22	$90,627	—	0.00%	to	0.90%	24.95%		to	23.83%
2023	11,905	$5.39	to	$5.02	$74,888	—	0.00%	to	0.90%	34.79%		to	33.59%
2022	11,267	$4.00	to	$3.76	$55,103	—	0.00%	to	0.90%	(28.69%)		to	(29.33%)
2021	11,122	$5.61	to	$5.32	$77,132	—	0.00%	to	0.90%	28.65%		to	27.50%
2020	11,217	$4.36	to	$4.17	$60,424	—	0.00%	to	0.90%	35.15%		to	33.94%

150	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Relative Val, Cl B
2024	9,680	$1.38	to	$4.37	$37,012	1.27%	0.20%	to	0.90%	12.54%		to	11.75%
2023	8,305	$1.23	to	$3.91	$33,146	1.29%	0.20%	to	0.90%	11.50%		to	10.72%
2022	8,099	$1.10	to	$3.53	$32,111	1.10%	0.20%	to	0.90%	10.30	%(7)	to	(5.27%)
2021	8,602	$2.93	to	$3.73	$35,943	0.64%	0.30%	to	0.90%	27.46%		to	26.69%
2020	8,839	$2.30	to	$2.94	$28,975	1.34%	0.30%	to	0.90%	2.17%		to	1.55%
Allspg VT Index Asset Alloc, Cl 2
2024	5,914	$1.38	to	$4.16	$15,485	1.31%	0.20%	to	0.90%	14.64%		to	13.83%
2023	5,784	$1.21	to	$3.66	$14,028	0.96%	0.20%	to	0.90%	16.47%		to	15.66%
2022	5,947	$1.04	to	$3.16	$12,736	0.63%	0.20%	to	0.90%	4.13	%(7)	to	(17.77%)
2021	6,216	$2.65	to	$3.84	$16,143	0.59%	0.30%	to	0.90%	15.65%		to	14.96%
2020	6,508	$2.29	to	$3.34	$14,723	0.82%	0.30%	to	0.90%	16.24%		to	15.54%
Allspg VT Opp, Cl 1
2024	488	$2.04	to	$2.04	$998	0.28%	0.00%	to	0.00%	15.35%		to	15.35%
2023	403	$1.77	to	$1.77	$714	—	0.00%	to	0.00%	26.83%		to	26.83%
2022	213	$1.40	to	$1.40	$298	—	0.00%	to	0.00%	(20.61%)		to	(20.61%)
2021	88	$1.76	to	$1.76	$155	0.20%	0.00%	to	0.00%	25.06%		to	25.06%
2020	66	$1.41	to	$1.41	$93	0.69%	0.00%	to	0.00%	21.32%		to	21.32%
Allspg VT Opp, Cl 2
2024	3,732	$4.27	to	$6.24	$17,461	0.05%	0.00%	to	0.90%	15.05%		to	14.01%
2023	3,407	$3.71	to	$5.47	$16,502	—	0.00%	to	0.90%	26.50%		to	25.37%
2022	3,274	$2.93	to	$4.36	$14,058	—	0.00%	to	0.90%	(20.81%)		to	(21.52%)
2021	3,460	$3.70	to	$5.56	$18,792	0.04%	0.00%	to	0.90%	24.78%		to	23.66%
2020	3,782	$2.97	to	$4.50	$16,538	0.44%	0.00%	to	0.90%	21.01%		to	19.92%
Allspg VT Sm Cap Gro, Cl 1
2024	5,812	$1.48	to	$1.48	$8,605	—	0.00%	to	0.00%	19.07%		to	19.07%
2023	4,473	$1.24	to	$1.24	$5,562	—	0.00%	to	0.00%	4.35%		to	4.35%
2022	3,336	$1.19	to	$1.19	$3,974	—	0.00%	to	0.00%	(34.30%)		to	(34.30%)
2021	2,184	$1.81	to	$1.81	$3,960	—	0.00%	to	0.00%	7.93%		to	7.93%
2020	1,129	$1.68	to	$1.68	$1,896	—	0.00%	to	0.00%	58.10%		to	58.10%
Allspg VT Sm Cap Gro, Cl 2
2024	7,018	$3.36	to	$5.66	$28,258	—	0.00%	to	0.90%	18.70%		to	17.63%
2023	6,564	$2.83	to	$4.81	$24,229	—	0.00%	to	0.90%	4.11%		to	3.18%
2022	6,328	$2.72	to	$4.66	$23,862	—	0.00%	to	0.90%	(34.42%)		to	(35.01%)
2021	6,492	$4.14	to	$7.18	$38,115	—	0.00%	to	0.90%	7.64%		to	6.68%
2020	6,635	$3.85	to	$6.73	$37,277	—	0.00%	to	0.90%	57.78%		to	56.37%
ALPS Alerian Engy Infr, Class I
2024	1,907	$2.00	to	$2.00	$3,821	4.98%	0.00%	to	0.00%	41.03%		to	41.03%
2023	1,512	$1.42	to	$1.42	$2,147	3.77%	0.00%	to	0.00%	14.25%		to	14.25%
2022	1,280	$1.24	to	$1.24	$1,592	6.26%	0.00%	to	0.00%	17.84%		to	17.84%
2021	466	$1.06	to	$1.06	$492	3.03%	0.00%	to	0.00%	38.25%		to	38.25%
2020	227	$0.76	to	$0.76	$174	4.77%	0.00%	to	0.00%	(24.85%)		to	(24.85%)
ALPS Alerian Engy Infr, Class III
2024	11,532	$1.98	to	$1.46	$18,746	3.91%	0.00%	to	0.90%	40.60%		to	39.33%
2023	13,258	$1.41	to	$1.05	$15,383	2.83%	0.00%	to	0.90%	13.91%		to	12.89%
2022	16,510	$1.24	to	$0.93	$16,965	5.36%	0.00%	to	0.90%	17.32%		to	16.27%
2021	9,385	$1.05	to	$0.80	$8,265	2.22%	0.00%	to	0.90%	37.78%		to	36.54%
2020	7,533	$0.77	to	$0.59	$4,778	2.74%	0.00%	to	0.90%	(25.12%)		to	(25.80%)
BlackRock Global Alloc, Cl I
2024	6,987	$1.48	to	$1.48	$10,347	0.89%	0.00%	to	0.00%	9.23%		to	9.23%
2023	6,174	$1.36	to	$1.36	$8,370	2.92%	0.00%	to	0.00%	12.83%		to	12.83%
2022	3,945	$1.20	to	$1.20	$4,741	—	0.00%	to	0.00%	(15.86%)		to	(15.86%)
2021	2,315	$1.43	to	$1.43	$3,305	1.19%	0.00%	to	0.00%	6.67%		to	6.67%
2020	842	$1.34	to	$1.34	$1,127	1.89%	0.00%	to	0.00%	21.01%		to	21.01%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	151

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2024	7,841	$2.03	to	$1.52	$13,288	0.81%	0.00%	to	0.90%	8.93%		to	7.94%
2023	8,436	$1.86	to	$1.40	$13,139	2.53%	0.00%	to	0.90%	12.49%		to	11.48%
2022	8,825	$1.65	to	$1.26	$12,173	—	0.00%	to	0.90%	(16.07%)		to	(16.82%)
2021	8,960	$1.97	to	$1.51	$14,741	0.84%	0.00%	to	0.90%	6.41%		to	5.46%
2020	8,664	$1.85	to	$1.44	$13,455	1.31%	0.00%	to	0.90%	20.71%		to	19.63%
Calvert VP SRI Bal, Cl I
2024	5,366	$1.19	to	$3.16	$18,896	1.75%	0.00%	to	0.90%	19.11	%(8)	to	18.53%
2023	4,974	$1.21	to	$2.66	$15,641	1.59%	0.20%	to	0.90%	16.59%		to	15.77%
2022	5,078	$1.04	to	$2.30	$14,279	1.22%	0.20%	to	0.90%	4.47	%(7)	to	(16.17%)
2021	5,131	$2.40	to	$2.75	$17,155	1.18%	0.30%	to	0.90%	14.77%		to	14.08%
2020	4,878	$2.09	to	$2.41	$14,181	1.58%	0.30%	to	0.90%	14.91%		to	14.22%
Col VP Bal, Cl 1
2024	27,201	$1.79	to	$1.79	$48,704	—	0.00%	to	0.00%	14.55%		to	14.55%
2023	17,369	$1.56	to	$1.56	$27,148	—	0.00%	to	0.00%	21.40%		to	21.40%
2022	11,049	$1.29	to	$1.29	$14,227	—	0.00%	to	0.00%	(16.65%)		to	(16.65%)
2021	6,891	$1.54	to	$1.54	$10,644	—	0.00%	to	0.00%	14.87%		to	14.87%
2020	2,380	$1.34	to	$1.34	$3,201	—	0.00%	to	0.00%	17.77%		to	17.77%
Col VP Bal, Cl 3
2024	68,038	$3.07	to	$3.28	$245,069	—	0.00%	to	0.90%	14.43%		to	13.40%
2023	68,177	$2.68	to	$2.89	$219,203	—	0.00%	to	0.90%	21.23%		to	20.15%
2022	70,596	$2.21	to	$2.41	$190,709	—	0.00%	to	0.90%	(16.74%)		to	(17.49%)
2021	75,552	$2.66	to	$2.92	$245,549	—	0.00%	to	0.90%	14.74%		to	13.71%
2020	78,112	$2.32	to	$2.57	$221,528	—	0.00%	to	0.90%	17.59%		to	16.53%
Col VP Commodity Strategy, Cl 1
2024	1,138	$1.57	to	$1.57	$1,788	3.59%	0.00%	to	0.00%	7.24%		to	7.24%
2023	989	$1.46	to	$1.46	$1,449	21.29%	0.00%	to	0.00%	(6.82%)		to	(6.82%)
2022	1,172	$1.57	to	$1.57	$1,842	28.83%	0.00%	to	0.00%	19.09%		to	19.09%
2021	382	$1.32	to	$1.32	$505	0.27%	0.00%	to	0.00%	32.63%		to	32.63%
2020	90	$1.00	to	$1.00	$90	12.64%	0.00%	to	0.00%	(1.29%)		to	(1.29%)
Col VP Commodity Strategy, Cl 2
2024	827	$0.96	to	$0.96	$795	3.56%	0.00%	to	0.00%	7.09%		to	7.09%
2023	906	$0.90	to	$0.90	$814	18.80%	0.00%	to	0.00%	(7.13%)		to	(7.13%)
2022	1,293	$0.97	to	$0.97	$1,251	28.38%	0.00%	to	0.00%	18.70%		to	18.70%
2021	858	$0.81	to	$0.81	$699	—	0.00%	to	0.00%	32.01%		to	32.01%
2020	422	$0.62	to	$0.62	$260	20.91%	0.00%	to	0.00%	(1.55%)		to	(1.55%)
Col VP Contrarian Core, Cl 1
2024	7,554	$2.40	to	$2.40	$18,138	—	0.00%	to	0.00%	23.40%		to	23.40%
2023	5,100	$1.95	to	$1.95	$9,923	—	0.00%	to	0.00%	32.21%		to	32.21%
2022	3,121	$1.47	to	$1.47	$4,594	—	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	1,799	$1.81	to	$1.81	$3,254	—	0.00%	to	0.00%	24.28%		to	24.28%
2020	616	$1.46	to	$1.46	$896	—	0.00%	to	0.00%	22.35%		to	22.35%
Col VP Contrarian Core, Cl 2
2024	2,497	$4.02	to	$4.02	$10,039	—	0.00%	to	0.00%	23.09%		to	23.09%
2023	2,123	$3.27	to	$3.27	$6,932	—	0.00%	to	0.00%	31.89%		to	31.89%
2022	1,874	$2.48	to	$2.48	$4,639	—	0.00%	to	0.00%	(18.85%)		to	(18.85%)
2021	2,001	$3.05	to	$3.05	$6,105	—	0.00%	to	0.00%	23.96%		to	23.96%
2020	1,983	$2.46	to	$2.46	$4,881	—	0.00%	to	0.00%	22.00%		to	22.00%
Col VP Disciplined Core, Cl 1
2024	4,303	$2.16	to	$2.16	$9,275	—	0.00%	to	0.00%	26.06%		to	26.06%
2023	3,042	$1.71	to	$1.71	$5,200	—	0.00%	to	0.00%	24.36%		to	24.36%
2022	2,060	$1.37	to	$1.37	$2,832	—	0.00%	to	0.00%	(18.72%)		to	(18.72%)
2021	1,354	$1.69	to	$1.69	$2,290	—	0.00%	to	0.00%	32.74%		to	32.74%
2020	725	$1.27	to	$1.27	$924	—	0.00%	to	0.00%	14.12%		to	14.12%

152	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 2
2024	798	$4.74	to	$4.74	$3,781	—	0.00%	to	0.00%	25.73%		to	25.73%
2023	872	$3.77	to	$3.77	$3,288	—	0.00%	to	0.00%	24.08%		to	24.08%
2022	895	$3.04	to	$3.04	$2,717	—	0.00%	to	0.00%	(18.94%)		to	(18.94%)
2021	847	$3.75	to	$3.75	$3,172	—	0.00%	to	0.00%	32.43%		to	32.43%
2020	974	$2.83	to	$2.83	$2,757	—	0.00%	to	0.00%	13.83%		to	13.83%
Col VP Disciplined Core, Cl 3
2024	81,199	$1.63	to	$3.64	$371,901	—	0.20%	to	0.90%	25.65%		to	24.76%
2023	86,364	$1.30	to	$2.92	$324,581	—	0.20%	to	0.90%	23.98%		to	23.12%
2022	92,009	$1.05	to	$2.37	$283,960	—	0.20%	to	0.90%	5.12	%(7)	to	(19.56%)
2021	99,082	$3.65	to	$2.95	$377,759	—	0.30%	to	0.90%	32.17%		to	31.38%
2020	107,057	$2.76	to	$2.24	$308,477	—	0.30%	to	0.90%	13.64%		to	12.96%
Col VP Divd Opp, Cl 1
2024	7,556	$1.71	to	$1.71	$12,904	—	0.00%	to	0.00%	15.42%		to	15.42%
2023	5,592	$1.48	to	$1.48	$8,274	—	0.00%	to	0.00%	5.09%		to	5.09%
2022	3,947	$1.41	to	$1.41	$5,557	—	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2021	1,830	$1.42	to	$1.42	$2,606	—	0.00%	to	0.00%	26.16%		to	26.16%
2020	1,021	$1.13	to	$1.13	$1,152	—	0.00%	to	0.00%	1.15%		to	1.15%
Col VP Divd Opp, Cl 2
2024	1,591	$3.15	to	$3.15	$5,011	—	0.00%	to	0.00%	15.12%		to	15.12%
2023	1,832	$2.74	to	$2.74	$5,014	—	0.00%	to	0.00%	4.84%		to	4.84%
2022	1,928	$2.61	to	$2.61	$5,032	—	0.00%	to	0.00%	(1.39%)		to	(1.39%)
2021	1,446	$2.65	to	$2.65	$3,826	—	0.00%	to	0.00%	25.89%		to	25.89%
2020	1,430	$2.10	to	$2.10	$3,007	—	0.00%	to	0.00%	0.90%		to	0.90%
Col VP Divd Opp, Cl 3
2024	53,618	$1.35	to	$4.82	$212,633	—	0.20%	to	0.90%	15.04%		to	14.24%
2023	53,115	$1.17	to	$4.22	$200,758	—	0.20%	to	0.90%	4.74%		to	4.02%
2022	53,489	$1.12	to	$4.05	$204,738	—	0.20%	to	0.90%	12.24	%(7)	to	(2.12%)
2021	55,539	$2.55	to	$4.14	$217,215	—	0.30%	to	0.90%	25.64%		to	24.89%
2020	58,981	$2.03	to	$3.32	$184,016	—	0.30%	to	0.90%	0.72%		to	0.12%
Col VP Emerg Mkts Bond, Cl 1
2024	1,015	$1.10	to	$1.10	$1,116	4.90%	0.00%	to	0.00%	6.39%		to	6.39%
2023	1,089	$1.03	to	$1.03	$1,125	6.36%	0.00%	to	0.00%	10.43%		to	10.43%
2022	451	$0.94	to	$0.94	$422	4.45%	0.00%	to	0.00%	(16.03%)		to	(16.03%)
2021	262	$1.11	to	$1.11	$292	4.07%	0.00%	to	0.00%	(2.20%)		to	(2.20%)
2020	133	$1.14	to	$1.14	$151	3.92%	0.00%	to	0.00%	7.43%		to	7.43%
Col VP Emerg Mkts Bond, Cl 2
2024	505	$1.33	to	$1.33	$669	4.89%	0.00%	to	0.00%	6.13%		to	6.13%
2023	537	$1.25	to	$1.25	$670	5.32%	0.00%	to	0.00%	10.02%		to	10.02%
2022	517	$1.13	to	$1.13	$587	4.09%	0.00%	to	0.00%	(16.16%)		to	(16.16%)
2021	609	$1.35	to	$1.35	$825	3.77%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2020	492	$1.39	to	$1.39	$683	3.35%	0.00%	to	0.00%	7.16%		to	7.16%
Col VP Emer Mkts, Cl 1
2024	10,086	$1.13	to	$1.13	$11,444	1.12%	0.00%	to	0.00%	5.68%		to	5.68%
2023	7,847	$1.07	to	$1.07	$8,425	0.10%	0.00%	to	0.00%	9.46%		to	9.46%
2022	5,611	$0.98	to	$0.98	$5,504	—	0.00%	to	0.00%	(32.90%)		to	(32.90%)
2021	3,339	$1.46	to	$1.46	$4,881	0.77%	0.00%	to	0.00%	(7.20%)		to	(7.20%)
2020	1,249	$1.58	to	$1.58	$1,967	0.49%	0.00%	to	0.00%	33.54%		to	33.54%
Col VP Emer Mkts, Cl 2
2024	5,205	$1.50	to	$1.50	$7,783	1.01%	0.00%	to	0.00%	5.45%		to	5.45%
2023	5,263	$1.42	to	$1.42	$7,462	—	0.00%	to	0.00%	9.20%		to	9.20%
2022	4,948	$1.30	to	$1.30	$6,426	—	0.00%	to	0.00%	(33.07%)		to	(33.07%)
2021	5,014	$1.94	to	$1.94	$9,729	0.88%	0.00%	to	0.00%	(7.47%)		to	(7.47%)
2020	4,306	$2.10	to	$2.10	$9,029	0.40%	0.00%	to	0.00%	33.17%		to	33.17%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	153

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Emer Mkts, Cl 3
2024	20,132	$1.21	to	$3.06	$39,632	1.13%	0.20%	to	0.90%	5.29%		to	4.55%
2023	20,810	$1.15	to	$2.93	$41,193	—	0.20%	to	0.90%	9.09%		to	8.33%
2022	20,471	$1.05	to	$2.70	$39,001	—	0.20%	to	0.90%	6.78	%(7)	to	(33.58%)
2021	20,489	$1.77	to	$4.07	$59,340	0.96%	0.30%	to	0.90%	(7.61%)		to	(8.16%)
2020	19,482	$1.92	to	$4.43	$62,312	0.55%	0.30%	to	0.90%	32.96%		to	32.17%
Col VP Global Strategic Inc, Cl 1
2024	291	$1.04	to	$1.04	$302	2.15%	0.00%	to	0.00%	4.15	%(8)	to	4.15	%(8)
Col VP Global Strategic Inc, Cl 2
2024	330	$1.00	to	$1.00	$329	3.31%	0.00%	to	0.00%	3.30%		to	3.30%
2023	349	$0.96	to	$0.96	$337	2.94%	0.00%	to	0.00%	9.47%		to	9.47%
2022	306	$0.88	to	$0.88	$270	3.08%	0.00%	to	0.00%	(13.63%)		to	(13.63%)
2021	257	$1.02	to	$1.02	$262	3.49%	0.00%	to	0.00%	1.03%		to	1.03%
2020	225	$1.01	to	$1.01	$228	5.70%	0.00%	to	0.00%	4.59%		to	4.59%
Col VP Global Strategic Inc, Cl 3
2024	16,309	$1.16	to	$1.78	$19,120	3.24%	0.20%	to	0.90%	3.05%		to	2.32%
2023	14,957	$1.12	to	$1.74	$17,511	3.16%	0.20%	to	0.90%	9.59%		to	8.82%
2022	14,712	$1.02	to	$1.60	$16,057	3.37%	0.20%	to	0.90%	2.78	%(7)	to	(14.38%)
2021	15,544	$0.99	to	$1.87	$19,785	3.78%	0.30%	to	0.90%	0.84%		to	0.23%
2020	15,975	$0.98	to	$1.87	$20,343	5.05%	0.30%	to	0.90%	4.36%		to	3.74%
Col VP Govt Money Mkt, Cl 1
2024	19,547	$1.13	to	$1.13	$22,164	4.84%	0.00%	to	0.00%	5.00%		to	5.00%
2023	16,606	$1.08	to	$1.08	$17,934	4.68%	0.00%	to	0.00%	4.73%		to	4.73%
2022	9,621	$1.03	to	$1.03	$9,921	1.55%	0.00%	to	0.00%	1.20%		to	1.20%
2021	4,188	$1.02	to	$1.02	$4,267	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	2,100	$1.02	to	$1.02	$2,139	0.08%	0.00%	to	0.00%	0.30%		to	0.30%
Col VP Govt Money Mkt, Cl 2
2024	8,823	$1.14	to	$1.14	$10,090	4.58%	0.00%	to	0.00%	4.74%		to	4.74%
2023	7,655	$1.09	to	$1.09	$8,359	4.35%	0.00%	to	0.00%	4.46%		to	4.46%
2022	9,023	$1.05	to	$1.05	$9,432	1.11%	0.00%	to	0.00%	1.10%		to	1.10%
2021	8,269	$1.03	to	$1.03	$8,550	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	6,819	$1.03	to	$1.03	$7,049	0.13%	0.00%	to	0.00%	0.24%		to	0.24%
Col VP Govt Money Mkt, Cl 3
2024	63,065	$1.13	to	$1.17	$69,109	4.71%	0.20%	to	0.90%	4.66%		to	3.92%
2023	46,490	$1.08	to	$1.13	$48,679	4.50%	0.20%	to	0.90%	4.39%		to	3.66%
2022	48,496	$1.04	to	$1.09	$48,793	1.20%	0.20%	to	0.90%	0.96%		to	0.26%
2021	42,780	$1.03	to	$1.08	$42,769	0.01%	0.20%	to	0.90%	(0.17%)		to	(0.87%)
2020	49,065	$1.03	to	$1.09	$49,384	0.20%	0.20%	to	0.90%	0.08%		to	(0.61%)
Col VP Hi Yield Bond, Cl 1
2024	4,250	$1.32	to	$1.32	$5,620	5.96%	0.00%	to	0.00%	7.04%		to	7.04%
2023	2,898	$1.24	to	$1.24	$3,579	5.58%	0.00%	to	0.00%	12.19%		to	12.19%
2022	2,010	$1.10	to	$1.10	$2,213	5.53%	0.00%	to	0.00%	(10.55%)		to	(10.55%)
2021	1,075	$1.23	to	$1.23	$1,323	5.10%	0.00%	to	0.00%	4.98%		to	4.98%
2020	471	$1.17	to	$1.17	$552	6.29%	0.00%	to	0.00%	6.67%		to	6.67%
Col VP Hi Yield Bond, Cl 2
2024	1,550	$1.79	to	$1.79	$2,768	5.82%	0.00%	to	0.00%	6.88%		to	6.88%
2023	1,344	$1.67	to	$1.67	$2,247	5.27%	0.00%	to	0.00%	11.87%		to	11.87%
2022	1,365	$1.49	to	$1.49	$2,040	4.91%	0.00%	to	0.00%	(10.78%)		to	(10.78%)
2021	1,395	$1.67	to	$1.67	$2,337	4.97%	0.00%	to	0.00%	4.79%		to	4.79%
2020	1,243	$1.60	to	$1.60	$1,986	5.94%	0.00%	to	0.00%	6.31%		to	6.31%
Col VP Hi Yield Bond, Cl 3
2024	20,405	$1.22	to	$3.33	$50,146	5.72%	0.20%	to	0.90%	6.74%		to	5.98%
2023	18,668	$1.14	to	$3.14	$46,808	5.42%	0.20%	to	0.90%	11.86%		to	11.08%
2022	18,231	$1.02	to	$2.83	$43,768	5.10%	0.20%	to	0.90%	2.27	%(7)	to	(11.50%)
2021	19,746	$1.61	to	$3.20	$53,387	4.95%	0.30%	to	0.90%	4.55%		to	3.92%
2020	19,746	$1.54	to	$3.08	$51,630	5.68%	0.30%	to	0.90%	6.23%		to	5.59%

154	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 1
2024	1,710	$1.29	to	$1.29	$2,206	5.86%	0.00%	to	0.00%	5.90%		to	5.90%
2023	996	$1.22	to	$1.22	$1,213	5.50%	0.00%	to	0.00%	11.56%		to	11.56%
2022	627	$1.09	to	$1.09	$684	5.74%	0.00%	to	0.00%	(10.01%)		to	(10.01%)
2021	432	$1.21	to	$1.21	$524	9.73%	0.00%	to	0.00%	4.50%		to	4.50%
2020	275	$1.16	to	$1.16	$320	5.30%	0.00%	to	0.00%	5.90%		to	5.90%
Col VP Inc Opp, Cl 2
2024	663	$1.72	to	$1.72	$1,139	5.23%	0.00%	to	0.00%	5.71%		to	5.71%
2023	664	$1.63	to	$1.63	$1,079	4.96%	0.00%	to	0.00%	11.36%		to	11.36%
2022	653	$1.46	to	$1.46	$954	5.09%	0.00%	to	0.00%	(10.22%)		to	(10.22%)
2021	690	$1.63	to	$1.63	$1,122	8.93%	0.00%	to	0.00%	4.14%		to	4.14%
2020	698	$1.56	to	$1.56	$1,089	4.57%	0.00%	to	0.00%	5.67%		to	5.67%
Col VP Inc Opp, Cl 3
2024	8,197	$1.20	to	$2.49	$18,584	5.46%	0.20%	to	0.90%	5.69%		to	4.94%
2023	7,803	$1.14	to	$2.37	$17,221	5.06%	0.20%	to	0.90%	11.29%		to	10.51%
2022	7,610	$1.02	to	$2.14	$15,536	5.17%	0.20%	to	0.90%	2.16	%(7)	to	(11.02%)
2021	8,058	$1.56	to	$2.41	$18,527	8.96%	0.30%	to	0.90%	4.17%		to	3.54%
2020	8,187	$1.50	to	$2.33	$18,315	4.57%	0.30%	to	0.90%	5.42%		to	4.79%
Col VP Inter Bond, Cl 1
2024	8,367	$1.08	to	$1.08	$9,072	4.85%	0.00%	to	0.00%	1.97%		to	1.97%
2023	5,757	$1.06	to	$1.06	$6,120	2.35%	0.00%	to	0.00%	6.34%		to	6.34%
2022	2,744	$1.00	to	$1.00	$2,743	3.28%	0.00%	to	0.00%	(17.06%)		to	(17.06%)
2021	1,990	$1.21	to	$1.21	$2,399	3.33%	0.00%	to	0.00%	(0.24%)		to	(0.24%)
2020	909	$1.21	to	$1.21	$1,098	2.79%	0.00%	to	0.00%	12.58%		to	12.58%
Col VP Inter Bond, Cl 2
2024	2,913	$1.23	to	$1.23	$3,581	4.67%	0.00%	to	0.00%	1.73%		to	1.73%
2023	2,463	$1.21	to	$1.21	$2,977	2.14%	0.00%	to	0.00%	6.08%		to	6.08%
2022	1,982	$1.14	to	$1.14	$2,257	2.94%	0.00%	to	0.00%	(17.22%)		to	(17.22%)
2021	2,315	$1.38	to	$1.38	$3,186	3.16%	0.00%	to	0.00%	(0.58%)		to	(0.58%)
2020	2,196	$1.38	to	$1.38	$3,040	2.79%	0.00%	to	0.00%	12.28%		to	12.28%
Col VP Inter Bond, Cl 3
2024	62,456	$1.09	to	$1.97	$93,423	4.66%	0.20%	to	0.90%	1.64%		to	0.93%
2023	59,504	$1.08	to	$1.95	$90,254	2.22%	0.20%	to	0.90%	5.99%		to	5.24%
2022	57,561	$1.02	to	$1.85	$84,441	3.07%	0.20%	to	0.90%	1.80	%(7)	to	(17.91%)
2021	60,520	$1.33	to	$2.25	$108,129	3.17%	0.30%	to	0.90%	(0.65%)		to	(1.25%)
2020	61,659	$1.34	to	$2.28	$112,164	2.76%	0.30%	to	0.90%	12.11%		to	11.44%
Col VP Lg Cap Gro, Cl 1
2024	11,249	$2.68	to	$2.68	$30,113	—	0.00%	to	0.00%	31.33%		to	31.33%
2023	7,915	$2.04	to	$2.04	$16,133	—	0.00%	to	0.00%	43.16%		to	43.16%
2022	5,826	$1.42	to	$1.42	$8,295	—	0.00%	to	0.00%	(31.38%)		to	(31.38%)
2021	3,360	$2.07	to	$2.07	$6,972	—	0.00%	to	0.00%	28.73%		to	28.73%
2020	1,045	$1.61	to	$1.61	$1,684	—	0.00%	to	0.00%	34.74%		to	34.74%
Col VP Lg Cap Gro, Cl 2
2024	2,122	$6.05	to	$6.05	$12,836	—	0.00%	to	0.00%	31.01%		to	31.01%
2023	2,098	$4.62	to	$4.62	$9,688	—	0.00%	to	0.00%	42.77%		to	42.77%
2022	1,897	$3.23	to	$3.23	$6,137	—	0.00%	to	0.00%	(31.53%)		to	(31.53%)
2021	1,913	$4.72	to	$4.72	$9,036	—	0.00%	to	0.00%	28.35%		to	28.35%
2020	1,612	$3.68	to	$3.68	$5,934	—	0.00%	to	0.00%	34.41%		to	34.41%
Col VP Lg Cap Gro, Cl 3
2024	17,029	$1.89	to	$3.27	$111,558	—	0.20%	to	0.90%	30.93%		to	30.01%
2023	15,808	$1.45	to	$2.51	$87,093	—	0.20%	to	0.90%	42.66%		to	41.67%
2022	15,251	$1.01	to	$1.77	$62,909	—	0.20%	to	0.90%	2.68	%(7)	to	(32.06%)
2021	17,354	$4.63	to	$2.61	$103,000	—	0.30%	to	0.90%	28.15%		to	27.39%
2020	18,422	$3.61	to	$2.05	$83,570	—	0.30%	to	0.90%	34.16%		to	33.36%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	155

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 1
2024	60,327	$2.28	to	$2.28	$137,662	—	0.00%	to	0.00%	24.70%		to	24.70%
2023	40,776	$1.83	to	$1.83	$74,619	—	0.00%	to	0.00%	25.96%		to	25.96%
2022	22,381	$1.45	to	$1.45	$32,515	—	0.00%	to	0.00%	(18.34%)		to	(18.34%)
2021	11,970	$1.78	to	$1.78	$21,297	—	0.00%	to	0.00%	28.39%		to	28.39%
2020	4,417	$1.39	to	$1.39	$6,120	—	0.00%	to	0.00%	18.03%		to	18.03%
Col VP Lg Cap Index, Cl 3
2024	45,638	$4.99	to	$4.62	$243,388	—	0.00%	to	0.90%	24.54%		to	23.42%
2023	40,287	$4.01	to	$3.75	$187,839	—	0.00%	to	0.90%	25.81%		to	24.69%
2022	36,497	$3.19	to	$3.00	$146,056	—	0.00%	to	0.90%	(18.45%)		to	(19.18%)
2021	34,652	$3.91	to	$3.72	$171,763	—	0.00%	to	0.90%	28.22%		to	27.07%
2020	34,094	$3.05	to	$2.93	$132,339	—	0.00%	to	0.90%	17.90%		to	16.85%
Col VP Limited Duration Cr, Cl 1
2024	2,535	$1.17	to	$1.17	$2,977	3.75%	0.00%	to	0.00%	4.75%		to	4.75%
2023	1,919	$1.12	to	$1.12	$2,152	3.93%	0.00%	to	0.00%	6.89%		to	6.89%
2022	1,921	$1.05	to	$1.05	$2,015	0.79%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2021	486	$1.12	to	$1.12	$543	2.81%	0.00%	to	0.00%	(0.59%)		to	(0.59%)
2020	243	$1.12	to	$1.12	$273	4.03%	0.00%	to	0.00%	5.90%		to	5.90%
Col VP Limited Duration Cr, Cl 2
2024	14,188	$1.27	to	$1.06	$16,043	3.58%	0.00%	to	0.90%	4.63%		to	3.69%
2023	13,717	$1.21	to	$1.03	$14,863	3.10%	0.00%	to	0.90%	6.66%		to	5.70%
2022	13,861	$1.14	to	$0.97	$14,094	0.51%	0.00%	to	0.90%	(6.36%)		to	(7.20%)
2021	12,445	$1.21	to	$1.05	$13,533	1.36%	0.00%	to	0.90%	(0.84%)		to	(1.74%)
2020	12,848	$1.22	to	$1.06	$14,161	2.59%	0.00%	to	0.90%	5.57%		to	4.62%
Col VP Long Govt/Cr Bond, Cl 1
2024	891	$0.98	to	$0.98	$877	3.91%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
2023	801	$1.03	to	$1.03	$823	4.06%	0.00%	to	0.00%	6.97%		to	6.97%
2022	233	$0.96	to	$0.96	$224	2.50%	0.00%	to	0.00%	(27.55%)		to	(27.55%)
2021	133	$1.33	to	$1.33	$176	2.10%	0.00%	to	0.00%	(3.20%)		to	(3.20%)
2020	84	$1.37	to	$1.37	$115	3.02%	0.00%	to	0.00%	17.25%		to	17.25%
Col VP Long Govt/Cr Bond, Cl 2
2024	648	$1.12	to	$1.12	$729	3.33%	0.00%	to	0.00%	(4.39%)		to	(4.39%)
2023	900	$1.18	to	$1.18	$1,059	3.48%	0.00%	to	0.00%	6.68%		to	6.68%
2022	421	$1.10	to	$1.10	$464	2.26%	0.00%	to	0.00%	(27.70%)		to	(27.70%)
2021	268	$1.53	to	$1.53	$408	2.02%	0.00%	to	0.00%	(3.47%)		to	(3.47%)
2020	137	$1.58	to	$1.58	$216	2.57%	0.00%	to	0.00%	17.08%		to	17.08%
Col VP Overseas Core, Cl 1
2024	8,146	$1.37	to	$1.37	$11,191	3.80%	0.00%	to	0.00%	3.45%		to	3.45%
2023	5,582	$1.33	to	$1.33	$7,414	1.67%	0.00%	to	0.00%	15.64%		to	15.64%
2022	3,554	$1.15	to	$1.15	$4,081	0.68%	0.00%	to	0.00%	(14.68%)		to	(14.68%)
2021	1,554	$1.35	to	$1.35	$2,092	1.25%	0.00%	to	0.00%	9.96%		to	9.96%
2020	381	$1.22	to	$1.22	$467	1.80%	0.00%	to	0.00%	9.12%		to	9.12%
Col VP Overseas Core, Cl 2
2024	2,335	$1.92	to	$1.92	$4,473	4.01%	0.00%	to	0.00%	3.24%		to	3.24%
2023	2,004	$1.86	to	$1.86	$3,717	1.63%	0.00%	to	0.00%	15.32%		to	15.32%
2022	1,909	$1.61	to	$1.61	$3,071	0.73%	0.00%	to	0.00%	(14.90%)		to	(14.90%)
2021	1,776	$1.89	to	$1.89	$3,358	1.11%	0.00%	to	0.00%	9.74%		to	9.74%
2020	1,322	$1.72	to	$1.72	$2,277	1.44%	0.00%	to	0.00%	8.83%		to	8.83%
Col VP Overseas Core, Cl 3
2024	29,152	$1.36	to	$1.54	$53,994	4.26%	0.20%	to	0.90%	3.14%		to	2.41%
2023	30,834	$1.32	to	$1.50	$56,156	1.82%	0.20%	to	0.90%	15.24%		to	14.44%
2022	32,773	$1.14	to	$1.31	$52,095	0.80%	0.20%	to	0.90%	15.40	%(7)	to	(15.56%)
2021	34,473	$1.79	to	$1.55	$64,481	1.18%	0.30%	to	0.90%	9.55%		to	8.90%
2020	36,440	$1.63	to	$1.43	$61,801	1.56%	0.30%	to	0.90%	8.60%		to	7.95%

156	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 1
2024	7,010	$1.77	to	$1.77	$12,435	—	0.00%	to	0.00%	12.87%		to	12.87%
2023	5,268	$1.57	to	$1.57	$8,279	—	0.00%	to	0.00%	5.39%		to	5.39%
2022	3,640	$1.49	to	$1.49	$5,428	—	0.00%	to	0.00%	(1.84%)		to	(1.84%)
2021	1,781	$1.52	to	$1.52	$2,706	—	0.00%	to	0.00%	26.29%		to	26.29%
2020	439	$1.20	to	$1.20	$528	—	0.00%	to	0.00%	7.08%		to	7.08%
Col VP Select Lg Cap Val, Cl 2
2024	1,788	$3.88	to	$3.88	$6,932	—	0.00%	to	0.00%	12.58%		to	12.58%
2023	1,869	$3.44	to	$3.44	$6,438	—	0.00%	to	0.00%	5.11%		to	5.11%
2022	2,109	$3.28	to	$3.28	$6,911	—	0.00%	to	0.00%	(2.06%)		to	(2.06%)
2021	1,694	$3.35	to	$3.35	$5,667	—	0.00%	to	0.00%	25.98%		to	25.98%
2020	894	$2.66	to	$2.66	$2,374	—	0.00%	to	0.00%	6.81%		to	6.81%
Col VP Select Lg Cap Val, Cl 3
2024	7,518	$1.32	to	$4.04	$35,473	—	0.20%	to	0.90%	12.53%		to	11.74%
2023	7,889	$1.17	to	$3.61	$34,553	—	0.20%	to	0.90%	5.02%		to	4.29%
2022	8,150	$1.11	to	$3.46	$35,784	—	0.20%	to	0.90%	12.68	%(7)	to	(2.83%)
2021	7,418	$3.15	to	$3.57	$33,618	—	0.30%	to	0.90%	25.77%		to	25.02%
2020	5,409	$2.50	to	$2.85	$19,128	—	0.30%	to	0.90%	6.63%		to	6.00%
Col VP Select Mid Cap Gro, Cl 1
2024	4,716	$1.97	to	$1.97	$9,279	—	0.00%	to	0.00%	23.68%		to	23.68%
2023	3,468	$1.59	to	$1.59	$5,516	—	0.00%	to	0.00%	25.24%		to	25.24%
2022	2,360	$1.27	to	$1.27	$2,998	—	0.00%	to	0.00%	(30.83%)		to	(30.83%)
2021	1,446	$1.84	to	$1.84	$2,655	—	0.00%	to	0.00%	16.57%		to	16.57%
2020	747	$1.58	to	$1.58	$1,177	—	0.00%	to	0.00%	35.42%		to	35.42%
Col VP Select Mid Cap Gro, Cl 2
2024	990	$3.98	to	$3.98	$3,939	—	0.00%	to	0.00%	23.37%		to	23.37%
2023	937	$3.23	to	$3.23	$3,024	—	0.00%	to	0.00%	24.92%		to	24.92%
2022	855	$2.58	to	$2.58	$2,209	—	0.00%	to	0.00%	(31.01%)		to	(31.01%)
2021	909	$3.74	to	$3.74	$3,404	—	0.00%	to	0.00%	16.27%		to	16.27%
2020	853	$3.22	to	$3.22	$2,746	—	0.00%	to	0.00%	35.08%		to	35.08%
Col VP Select Mid Cap Gro, Cl 3
2024	4,727	$1.55	to	$5.09	$24,908	—	0.20%	to	0.90%	23.28%		to	22.41%
2023	4,170	$1.26	to	$4.16	$19,931	—	0.20%	to	0.90%	24.84%		to	23.97%
2022	3,845	$1.01	to	$3.36	$16,262	—	0.20%	to	0.90%	2.87	%(7)	to	(31.54%)
2021	4,327	$3.70	to	$4.90	$26,558	—	0.30%	to	0.90%	16.06%		to	15.36%
2020	4,831	$3.19	to	$4.25	$25,490	—	0.30%	to	0.90%	34.83%		to	34.02%
Col VP Select Mid Cap Val, Cl 1
2024	3,501	$1.80	to	$1.80	$6,290	—	0.00%	to	0.00%	12.54%		to	12.54%
2023	2,601	$1.60	to	$1.60	$4,152	—	0.00%	to	0.00%	10.30%		to	10.30%
2022	1,949	$1.45	to	$1.45	$2,821	—	0.00%	to	0.00%	(9.44%)		to	(9.44%)
2021	750	$1.60	to	$1.60	$1,198	—	0.00%	to	0.00%	32.33%		to	32.33%
2020	270	$1.21	to	$1.21	$327	—	0.00%	to	0.00%	7.48%		to	7.48%
Col VP Select Mid Cap Val, Cl 2
2024	1,330	$3.62	to	$3.62	$4,816	—	0.00%	to	0.00%	12.27%		to	12.27%
2023	1,412	$3.22	to	$3.22	$4,552	—	0.00%	to	0.00%	10.05%		to	10.05%
2022	1,364	$2.93	to	$2.93	$3,996	—	0.00%	to	0.00%	(9.66%)		to	(9.66%)
2021	1,075	$3.24	to	$3.24	$3,487	—	0.00%	to	0.00%	31.97%		to	31.97%
2020	1,049	$2.46	to	$2.46	$2,578	—	0.00%	to	0.00%	7.25%		to	7.25%
Col VP Select Mid Cap Val, Cl 3
2024	4,424	$1.34	to	$4.01	$20,033	—	0.20%	to	0.90%	12.18%		to	11.40%
2023	4,680	$1.19	to	$3.60	$19,888	—	0.20%	to	0.90%	9.96%		to	9.20%
2022	4,852	$1.08	to	$3.29	$19,776	—	0.20%	to	0.90%	9.03	%(7)	to	(10.37%)
2021	4,462	$3.06	to	$3.68	$20,499	—	0.30%	to	0.90%	31.74%		to	30.95%
2020	3,971	$2.32	to	$2.81	$13,386	—	0.30%	to	0.90%	7.09%		to	6.45%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	157

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 1
2024	3,267	$1.59	to	$1.59	$5,189	—	0.00%	to	0.00%	13.93%		to	13.93%
2023	2,460	$1.39	to	$1.39	$3,430	—	0.00%	to	0.00%	13.14%		to	13.14%
2022	1,654	$1.23	to	$1.23	$2,038	—	0.00%	to	0.00%	(14.70%)		to	(14.70%)
2021	842	$1.44	to	$1.44	$1,217	—	0.00%	to	0.00%	30.93%		to	30.93%
2020	308	$1.10	to	$1.10	$340	—	0.00%	to	0.00%	9.19%		to	9.19%
Col VP Select Sm Cap Val, Cl 2
2024	950	$3.30	to	$3.30	$3,134	—	0.00%	to	0.00%	13.66%		to	13.66%
2023	1,017	$2.90	to	$2.90	$2,953	—	0.00%	to	0.00%	12.85%		to	12.85%
2022	988	$2.57	to	$2.57	$2,542	—	0.00%	to	0.00%	(14.93%)		to	(14.93%)
2021	825	$3.02	to	$3.02	$2,493	—	0.00%	to	0.00%	30.62%		to	30.62%
2020	640	$2.31	to	$2.31	$1,482	—	0.00%	to	0.00%	8.92%		to	8.92%
Col VP Select Sm Cap Val, Cl 3
2024	5,309	$1.35	to	$4.47	$22,285	—	0.20%	to	0.90%	13.58%		to	12.78%
2023	5,090	$1.19	to	$3.96	$21,281	—	0.20%	to	0.90%	12.75%		to	11.96%
2022	4,975	$1.05	to	$3.54	$19,931	—	0.20%	to	0.90%	5.87	%(7)	to	(15.58%)
2021	4,708	$2.89	to	$4.19	$22,617	—	0.30%	to	0.90%	30.41%		to	29.63%
2020	4,250	$2.21	to	$3.24	$15,664	—	0.30%	to	0.90%	8.73%		to	8.08%
Col VP Sel Gbl Tech, Cl 1
2024	7,977	$1.59	to	$1.59	$12,683	—	0.00%	to	0.00%	26.91%		to	26.91%
2023	4,102	$1.25	to	$1.25	$5,139	—	0.00%	to	0.00%	45.29%		to	45.29%
2022	1,352	$0.86	to	$0.86	$1,166	—	0.00%	to	0.00%	(15.48	%)(6)	to	(15.48	%)(6)
Col VP Sel Gbl Tech, Cl 2
2024	2,354	$1.58	to	$1.58	$3,717	—	0.00%	to	0.00%	26.58%		to	26.58%
2023	1,712	$1.25	to	$1.25	$2,135	—	0.00%	to	0.00%	44.87%		to	44.87%
2022	333	$0.86	to	$0.86	$286	—	0.00%	to	0.00%	(15.57	%)(6)	to	(15.57	%)(6)
Col VP Strategic Inc, Cl 1
2024	7,668	$1.19	to	$1.19	$9,099	4.54%	0.00%	to	0.00%	4.70%		to	4.70%
2023	5,185	$1.13	to	$1.13	$5,876	3.75%	0.00%	to	0.00%	9.67%		to	9.67%
2022	3,801	$1.03	to	$1.03	$3,927	3.14%	0.00%	to	0.00%	(11.37%)		to	(11.37%)
2021	2,356	$1.17	to	$1.17	$2,747	5.69%	0.00%	to	0.00%	2.09%		to	2.09%
2020	813	$1.14	to	$1.14	$928	3.59%	0.00%	to	0.00%	6.82%		to	6.82%
Col VP Strategic Inc, Cl 2
2024	1,960	$1.45	to	$1.45	$2,848	4.17%	0.00%	to	0.00%	4.51%		to	4.51%
2023	1,982	$1.39	to	$1.39	$2,756	3.47%	0.00%	to	0.00%	9.20%		to	9.20%
2022	1,764	$1.27	to	$1.27	$2,246	2.65%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	1,966	$1.44	to	$1.44	$2,829	5.37%	0.00%	to	0.00%	1.63%		to	1.63%
2020	1,810	$1.42	to	$1.42	$2,563	3.42%	0.00%	to	0.00%	6.62%		to	6.62%
Col VP US Govt Mtge, Cl 1
2024	984	$1.01	to	$1.01	$998	3.62%	0.00%	to	0.00%	1.57%		to	1.57%
2023	774	$1.00	to	$1.00	$773	2.90%	0.00%	to	0.00%	5.70%		to	5.70%
2022	584	$0.94	to	$0.94	$552	2.60%	0.00%	to	0.00%	(14.14%)		to	(14.14%)
2021	354	$1.10	to	$1.10	$390	2.75%	0.00%	to	0.00%	(0.95%)		to	(0.95%)
2020	87	$1.11	to	$1.11	$97	2.59%	0.00%	to	0.00%	5.09%		to	5.09%
Col VP US Govt Mtge, Cl 2
2024	391	$1.14	to	$1.14	$446	2.86%	0.00%	to	0.00%	1.33%		to	1.33%
2023	440	$1.12	to	$1.12	$494	2.53%	0.00%	to	0.00%	5.43%		to	5.43%
2022	549	$1.07	to	$1.07	$585	2.09%	0.00%	to	0.00%	(14.32%)		to	(14.32%)
2021	407	$1.24	to	$1.24	$506	2.00%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2020	454	$1.26	to	$1.26	$572	2.66%	0.00%	to	0.00%	4.85%		to	4.85%
Col VP US Govt Mtge, Cl 3
2024	13,394	$1.09	to	$1.39	$15,912	3.23%	0.20%	to	0.90%	1.24%		to	0.53%
2023	14,745	$1.07	to	$1.38	$17,412	2.63%	0.20%	to	0.90%	5.34%		to	4.61%
2022	15,469	$1.02	to	$1.32	$17,533	2.01%	0.20%	to	0.90%	2.31	%(7)	to	(15.03%)
2021	15,981	$1.22	to	$1.55	$21,281	1.91%	0.30%	to	0.90%	(1.36%)		to	(1.96%)
2020	16,767	$1.24	to	$1.58	$22,823	2.52%	0.30%	to	0.90%	4.64%		to	4.01%

158	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return, Cl 1
2024	7,855	$0.92	to	$0.63	$6,735	2.97%	0.20%	to	0.90%	4.62%		to	3.88%
2023	8,556	$0.88	to	$0.61	$7,066	21.66%	0.20%	to	0.90%	(9.30%)		to	(9.93%)
2022	10,258	$0.97	to	$0.68	$9,418	14.70%	0.20%	to	0.90%	(2.05	%)(7)	to	14.99%
2021	9,004	$0.71	to	$0.59	$7,062	4.94%	0.30%	to	0.90%	27.52%		to	26.75%
2020	8,330	$0.56	to	$0.46	$5,090	5.87%	0.30%	to	0.90%	(1.77%)		to	(2.36%)
CTIVP AC Div Bond, Cl 1
2024	2,309	$1.07	to	$1.07	$2,460	4.34%	0.00%	to	0.00%	1.78%		to	1.78%
2023	1,582	$1.05	to	$1.05	$1,655	3.34%	0.00%	to	0.00%	5.59%		to	5.59%
2022	769	$0.99	to	$0.99	$762	3.16%	0.00%	to	0.00%	(15.29%)		to	(15.29%)
2021	549	$1.17	to	$1.17	$642	2.11%	0.00%	to	0.00%	0.45%		to	0.45%
2020	306	$1.16	to	$1.16	$356	2.37%	0.00%	to	0.00%	8.55%		to	8.55%
CTIVP AC Div Bond, Cl 2
2024	511	$1.18	to	$1.18	$606	4.02%	0.00%	to	0.00%	1.53%		to	1.53%
2023	353	$1.17	to	$1.17	$412	3.15%	0.00%	to	0.00%	5.33%		to	5.33%
2022	311	$1.11	to	$1.11	$344	2.78%	0.00%	to	0.00%	(15.52%)		to	(15.52%)
2021	250	$1.31	to	$1.31	$328	1.67%	0.00%	to	0.00%	0.29%		to	0.29%
2020	240	$1.31	to	$1.31	$314	1.72%	0.00%	to	0.00%	8.24%		to	8.24%
CTIVP BR Gl Infl Prot Sec, Cl 1
2024	1,058	$1.03	to	$1.03	$1,090	1.98%	0.00%	to	0.00%	(0.92%)		to	(0.92%)
2023	1,058	$1.04	to	$1.04	$1,101	8.64%	0.00%	to	0.00%	4.10%		to	4.10%
2022	1,159	$1.00	to	$1.00	$1,158	4.90%	0.00%	to	0.00%	(17.51%)		to	(17.51%)
2021	516	$1.21	to	$1.21	$626	0.77%	0.00%	to	0.00%	4.56%		to	4.56%
2020	85	$1.16	to	$1.16	$98	0.71%	0.00%	to	0.00%	9.37%		to	9.37%
CTIVP BR Gl Infl Prot Sec, Cl 2
2024	528	$1.16	to	$1.16	$614	1.65%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2023	666	$1.18	to	$1.18	$784	8.60%	0.00%	to	0.00%	3.89%		to	3.89%
2022	816	$1.13	to	$1.13	$925	4.60%	0.00%	to	0.00%	(17.69%)		to	(17.69%)
2021	748	$1.38	to	$1.38	$1,030	0.55%	0.00%	to	0.00%	4.43%		to	4.43%
2020	649	$1.32	to	$1.32	$856	0.46%	0.00%	to	0.00%	8.97%		to	8.97%
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	5,990	$1.06	to	$1.40	$7,906	1.83%	0.20%	to	0.90%	(1.25%)		to	(1.95%)
2023	7,121	$1.07	to	$1.43	$9,563	8.61%	0.20%	to	0.90%	3.75%		to	3.02%
2022	8,452	$1.03	to	$1.39	$11,152	4.60%	0.20%	to	0.90%	5.32	%(7)	to	(18.32%)
2021	8,801	$1.36	to	$1.70	$14,228	0.71%	0.30%	to	0.90%	4.16%		to	3.54%
2020	7,785	$1.30	to	$1.64	$12,147	0.56%	0.30%	to	0.90%	8.79%		to	8.14%
CTIVP CenterSquare Real Est, Cl 1
2024	2,338	$1.43	to	$1.43	$3,334	2.58%	0.00%	to	0.00%	10.34%		to	10.34%
2023	2,184	$1.29	to	$1.29	$2,822	2.08%	0.00%	to	0.00%	13.76%		to	13.76%
2022	1,884	$1.14	to	$1.14	$2,141	1.66%	0.00%	to	0.00%	(24.12%)		to	(24.12%)
2021	1,168	$1.50	to	$1.50	$1,749	1.31%	0.00%	to	0.00%	41.44%		to	41.44%
2020	622	$1.06	to	$1.06	$658	4.75%	0.00%	to	0.00%	(4.87%)		to	(4.87%)
CTIVP CenterSquare Real Est, Cl 2
2024	1,149	$2.10	to	$2.10	$2,411	2.37%	0.00%	to	0.00%	9.86%		to	9.86%
2023	1,216	$1.91	to	$1.91	$2,323	1.80%	0.00%	to	0.00%	13.56%		to	13.56%
2022	1,340	$1.68	to	$1.68	$2,254	1.28%	0.00%	to	0.00%	(24.33%)		to	(24.33%)
2021	1,670	$2.22	to	$2.22	$3,712	1.12%	0.00%	to	0.00%	41.20%		to	41.20%
2020	1,235	$1.57	to	$1.57	$1,944	4.12%	0.00%	to	0.00%	(5.18%)		to	(5.18%)
CTIVP MFS Val, Cl 1
2024	9,040	$1.71	to	$1.71	$15,431	—	0.00%	to	0.00%	11.71%		to	11.71%
2023	7,326	$1.53	to	$1.53	$11,194	—	0.00%	to	0.00%	8.04%		to	8.04%
2022	5,609	$1.41	to	$1.41	$7,932	—	0.00%	to	0.00%	(6.10%)		to	(6.10%)
2021	3,864	$1.51	to	$1.51	$5,820	—	0.00%	to	0.00%	25.43%		to	25.43%
2020	1,517	$1.20	to	$1.20	$1,821	—	0.00%	to	0.00%	3.57%		to	3.57%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	159

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Val, Cl 2
2024	1,958	$3.44	to	$3.44	$6,739	—	0.00%	to	0.00%	11.44%	to	11.44%
2023	1,995	$3.09	to	$3.09	$6,162	—	0.00%	to	0.00%	7.77%	to	7.77%
2022	1,997	$2.87	to	$2.87	$5,724	—	0.00%	to	0.00%	(6.36%)	to	(6.36%)
2021	2,026	$3.06	to	$3.06	$6,202	—	0.00%	to	0.00%	25.11%	to	25.11%
2020	1,863	$2.45	to	$2.45	$4,559	—	0.00%	to	0.00%	3.34%	to	3.34%
CTIVP Prin Blue Chip Gro, Cl 1
2024	3,034	$2.24	to	$2.24	$6,796	—	0.00%	to	0.00%	21.42%	to	21.42%
2023	2,313	$1.84	to	$1.84	$4,266	—	0.00%	to	0.00%	39.54%	to	39.54%
2022	1,690	$1.32	to	$1.32	$2,234	—	0.00%	to	0.00%	(28.00%)	to	(28.00%)
2021	1,109	$1.84	to	$1.84	$2,036	—	0.00%	to	0.00%	18.57%	to	18.57%
2020	472	$1.55	to	$1.55	$730	—	0.00%	to	0.00%	31.93%	to	31.93%
CTIVP Prin Blue Chip Gro, Cl 2
2024	715	$5.40	to	$5.40	$3,866	—	0.00%	to	0.00%	21.12%	to	21.12%
2023	706	$4.46	to	$4.46	$3,150	—	0.00%	to	0.00%	39.21%	to	39.21%
2022	672	$3.20	to	$3.20	$2,154	—	0.00%	to	0.00%	(28.19%)	to	(28.19%)
2021	679	$4.46	to	$4.46	$3,029	—	0.00%	to	0.00%	18.28%	to	18.28%
2020	699	$3.77	to	$3.77	$2,637	—	0.00%	to	0.00%	31.61%	to	31.61%
CTIVP T Rowe Price LgCap Val, Cl 1
2024	2,718	$1.71	to	$1.71	$4,660	—	0.00%	to	0.00%	11.94%	to	11.94%
2023	2,169	$1.53	to	$1.53	$3,322	—	0.00%	to	0.00%	9.59%	to	9.59%
2022	1,764	$1.40	to	$1.40	$2,466	—	0.00%	to	0.00%	(4.96%)	to	(4.96%)
2021	1,326	$1.47	to	$1.47	$1,950	—	0.00%	to	0.00%	25.29%	to	25.29%
2020	634	$1.17	to	$1.17	$744	—	0.00%	to	0.00%	2.67%	to	2.67%
CTIVP T Rowe Price LgCap Val, Cl 2
2024	942	$2.93	to	$2.93	$2,757	—	0.00%	to	0.00%	11.68%	to	11.68%
2023	838	$2.62	to	$2.62	$2,195	—	0.00%	to	0.00%	9.28%	to	9.28%
2022	881	$2.40	to	$2.40	$2,113	—	0.00%	to	0.00%	(5.16%)	to	(5.16%)
2021	855	$2.53	to	$2.53	$2,163	—	0.00%	to	0.00%	24.98%	to	24.98%
2020	672	$2.02	to	$2.02	$1,360	—	0.00%	to	0.00%	2.43%	to	2.43%
CTIVP TCW Core Plus Bond, Cl 1
2024	5,155	$1.06	to	$1.06	$5,460	4.12%	0.00%	to	0.00%	0.75%	to	0.75%
2023	3,909	$1.05	to	$1.05	$4,110	2.43%	0.00%	to	0.00%	5.91%	to	5.91%
2022	1,899	$0.99	to	$0.99	$1,884	1.17%	0.00%	to	0.00%	(14.19%)	to	(14.19%)
2021	1,370	$1.16	to	$1.16	$1,585	1.42%	0.00%	to	0.00%	(1.14%)	to	(1.14%)
2020	386	$1.17	to	$1.17	$451	2.31%	0.00%	to	0.00%	8.88%	to	8.88%
CTIVP TCW Core Plus Bond, Cl 2
2024	447	$1.14	to	$1.14	$509	4.12%	0.00%	to	0.00%	0.51%	to	0.51%
2023	332	$1.13	to	$1.13	$377	2.25%	0.00%	to	0.00%	5.54%	to	5.54%
2022	260	$1.07	to	$1.07	$280	0.86%	0.00%	to	0.00%	(14.31%)	to	(14.31%)
2021	360	$1.25	to	$1.25	$451	1.09%	0.00%	to	0.00%	(1.41%)	to	(1.41%)
2020	430	$1.27	to	$1.27	$547	2.09%	0.00%	to	0.00%	8.67%	to	8.67%
CTIVP Vty Sycamore Estb Val, Cl 1
2024	7,179	$1.89	to	$1.89	$13,581	—	0.00%	to	0.00%	9.92%	to	9.92%
2023	5,411	$1.72	to	$1.72	$9,312	—	0.00%	to	0.00%	9.92%	to	9.92%
2022	4,136	$1.57	to	$1.57	$6,475	—	0.00%	to	0.00%	(2.75%)	to	(2.75%)
2021	2,513	$1.61	to	$1.61	$4,046	—	0.00%	to	0.00%	31.90%	to	31.90%
2020	1,035	$1.22	to	$1.22	$1,263	—	0.00%	to	0.00%	8.05%	to	8.05%
CTIVP Vty Sycamore Estb Val, Cl 2
2024	1,971	$4.18	to	$4.18	$8,241	—	0.00%	to	0.00%	9.63%	to	9.63%
2023	1,938	$3.81	to	$3.81	$7,392	—	0.00%	to	0.00%	9.67%	to	9.67%
2022	2,098	$3.48	to	$3.48	$7,296	—	0.00%	to	0.00%	(3.00%)	to	(3.00%)
2021	2,231	$3.59	to	$3.59	$7,998	—	0.00%	to	0.00%	31.55%	to	31.55%
2020	1,756	$2.73	to	$2.73	$4,788	—	0.00%	to	0.00%	7.80%	to	7.80%

160	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Vty Sycamore Estb Val, Cl 3
2024	8,344	$1.32	to	$4.81	$41,456	—	0.20%	to	0.90%	9.55%		to	8.78%
2023	7,906	$1.21	to	$4.43	$39,816	—	0.20%	to	0.90%	9.59%		to	8.83%
2022	7,792	$1.10	to	$4.07	$38,174	—	0.20%	to	0.90%	10.35	%(7)	to	(3.75%)
2021	7,699	$3.43	to	$4.22	$39,080	—	0.30%	to	0.90%	31.35%		to	30.57%
2020	6,678	$2.61	to	$3.24	$25,714	—	0.30%	to	0.90%	7.58%		to	6.94%
CTIVP Westfield Mid Cap Gro, Cl 1
2024	2,556	$1.97	to	$1.97	$5,035	—	0.00%	to	0.00%	17.49%		to	17.49%
2023	1,726	$1.68	to	$1.68	$2,893	—	0.00%	to	0.00%	25.48%		to	25.48%
2022	1,136	$1.34	to	$1.34	$1,517	—	0.00%	to	0.00%	(25.60%)		to	(25.60%)
2021	682	$1.80	to	$1.80	$1,225	—	0.00%	to	0.00%	16.72%		to	16.72%
2020	240	$1.54	to	$1.54	$369	—	0.00%	to	0.00%	27.50%		to	27.50%
CTIVP Westfield Mid Cap Gro, Cl 2
2024	762	$3.85	to	$3.85	$2,937	—	0.00%	to	0.00%	17.19%		to	17.19%
2023	765	$3.29	to	$3.29	$2,514	—	0.00%	to	0.00%	25.17%		to	25.17%
2022	767	$2.63	to	$2.63	$2,014	—	0.00%	to	0.00%	(25.79%)		to	(25.79%)
2021	712	$3.54	to	$3.54	$2,520	—	0.00%	to	0.00%	16.41%		to	16.41%
2020	640	$3.04	to	$3.04	$1,947	—	0.00%	to	0.00%	27.18%		to	27.18%
CTIVP Westfield Sel Lg Cp Gr, Cl 1
2024	4,242	$1.85	to	$1.85	$7,846	—	0.00%	to	0.00%	27.50%		to	27.50%
2023	3,803	$1.45	to	$1.45	$5,517	—	0.00%	to	0.00%	31.00%		to	31.00%
2022	2,942	$1.11	to	$1.11	$3,258	—	0.00%	to	0.00%	(41.07%)		to	(41.07%)
2021	2,239	$1.88	to	$1.88	$4,207	—	0.00%	to	0.00%	(4.11%)		to	(4.11%)
2020	1,055	$1.96	to	$1.96	$2,066	—	0.00%	to	0.00%	75.91%		to	75.91%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2024	779	$4.35	to	$4.35	$3,387	—	0.00%	to	0.00%	27.15%		to	27.15%
2023	875	$3.42	to	$3.42	$2,991	—	0.00%	to	0.00%	30.62%		to	30.62%
2022	878	$2.62	to	$2.62	$2,298	—	0.00%	to	0.00%	(41.21%)		to	(41.21%)
2021	1,015	$4.45	to	$4.45	$4,519	—	0.00%	to	0.00%	(4.35%)		to	(4.35%)
2020	1,092	$4.65	to	$4.65	$5,082	—	0.00%	to	0.00%	75.49%		to	75.49%
CVT EAFE Intl Index, Cl F
2024	821	$1.19	to	$1.19	$974	3.24%	0.00%	to	0.00%	2.95%		to	2.95%
2023	438	$1.15	to	$1.15	$505	5.17%	0.00%	to	0.00%	17.53%		to	17.53%
2022	48	$0.98	to	$0.98	$47	6.64%	0.00%	to	0.00%	(1.64	%)(6)	to	(1.64	%)(6)
CVT EAFE Intl Index, Cl I
2024	6,197	$1.19	to	$1.19	$7,386	3.12%	0.00%	to	0.00%	3.14%		to	3.14%
2023	3,401	$1.16	to	$1.16	$3,930	3.80%	0.00%	to	0.00%	17.77%		to	17.77%
2022	1,324	$0.98	to	$0.98	$1,299	4.13%	0.00%	to	0.00%	(1.51	%)(6)	to	(1.51	%)(6)
CVT Nasdaq 100 Index, Cl F
2024	1,542	$1.64	to	$1.64	$2,531	0.40%	0.00%	to	0.00%	24.89%		to	24.89%
2023	799	$1.31	to	$1.31	$1,050	0.45%	0.00%	to	0.00%	54.02%		to	54.02%
2022	164	$0.85	to	$0.85	$140	0.45%	0.00%	to	0.00%	(16.12	%)(6)	to	(16.12	%)(6)
CVT Nasdaq 100 Index, Cl I
2024	7,021	$1.65	to	$1.65	$11,599	0.38%	0.00%	to	0.00%	25.21%		to	25.21%
2023	4,070	$1.32	to	$1.32	$5,371	0.40%	0.00%	to	0.00%	54.40%		to	54.40%
2022	2,160	$0.85	to	$0.85	$1,846	0.29%	0.00%	to	0.00%	(15.98	%)(6)	to	(15.98	%)(6)
CVT Russ 2000 Sm Cap Ind, Cl F
2024	378	$1.23	to	$1.23	$465	1.65%	0.00%	to	0.00%	11.00%		to	11.00%
2023	154	$1.11	to	$1.11	$170	1.26%	0.00%	to	0.00%	16.36%		to	16.36%
2022	43	$0.95	to	$0.95	$41	1.69%	0.00%	to	0.00%	(5.67	%)(6)	to	(5.67	%)(6)
CVT Russ 2000 Sm Cap Ind, Cl I
2024	4,609	$1.24	to	$1.24	$5,703	1.36%	0.00%	to	0.00%	11.23%		to	11.23%
2023	2,895	$1.11	to	$1.11	$3,220	1.05%	0.00%	to	0.00%	16.60%		to	16.60%
2022	1,450	$0.95	to	$0.95	$1,383	0.89%	0.00%	to	0.00%	(5.55	%)(6)	to	(5.55	%)(6)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	161

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl A
2024	1,848	$1.33	to	$1.33	$2,450	3.34%	0.00%	to	0.00%	5.64%		to	5.64%
2023	1,376	$1.25	to	$1.25	$1,727	5.87%	0.00%	to	0.00%	6.19%		to	6.19%
2022	1,043	$1.18	to	$1.18	$1,232	6.53%	0.00%	to	0.00%	(7.42%)		to	(7.42%)
2021	477	$1.28	to	$1.28	$609	1.28%	0.00%	to	0.00%	12.74%		to	12.74%
2020	130	$1.13	to	$1.13	$147	1.84%	0.00%	to	0.00%	5.71%		to	5.71%
DWS Alt Asset Alloc VIP, Cl B
2024	2,985	$1.41	to	$1.18	$3,843	3.34%	0.00%	to	0.90%	5.30%		to	4.35%
2023	3,375	$1.34	to	$1.13	$4,135	6.48%	0.00%	to	0.90%	5.67%		to	4.73%
2022	3,893	$1.27	to	$1.08	$4,522	6.67%	0.00%	to	0.90%	(7.74%)		to	(8.57%)
2021	3,089	$1.38	to	$1.18	$3,916	1.48%	0.00%	to	0.90%	12.35%		to	11.34%
2020	1,960	$1.22	to	$1.06	$2,216	2.33%	0.00%	to	0.90%	5.32%		to	4.38%
EV VT Floating-Rate Inc, Init Cl
2024	10,759	$1.21	to	$1.63	$20,048	7.78%	0.20%	to	0.90%	7.42%		to	6.67%
2023	10,967	$1.13	to	$1.53	$19,853	8.20%	0.20%	to	0.90%	11.00%		to	10.22%
2022	11,332	$1.02	to	$1.39	$18,888	4.63%	0.20%	to	0.90%	1.54	%(7)	to	(3.61%)
2021	10,721	$1.29	to	$1.44	$18,368	2.89%	0.30%	to	0.90%	3.31%		to	2.70%
2020	8,979	$1.25	to	$1.40	$14,701	3.33%	0.30%	to	0.90%	1.69%		to	1.08%
EV VT Floating-Rate Inc, Inst Cl
2024(10)	124	$1.08	to	$1.08	$134	7.80%	0.00%	to	0.00%	7.99	%(8)	to	7.99	%(8)
Fid VIP Contrafund, Init Cl
2024	15,905	$2.56	to	$2.56	$40,761	0.21%	0.00%	to	0.00%	33.79%		to	33.79%
2023	10,969	$1.92	to	$1.92	$21,013	0.58%	0.00%	to	0.00%	33.45%		to	33.45%
2022	7,632	$1.44	to	$1.44	$10,956	0.63%	0.00%	to	0.00%	(26.31%)		to	(26.31%)
2021	4,736	$1.95	to	$1.95	$9,226	0.04%	0.00%	to	0.00%	27.83%		to	27.83%
2020	2,263	$1.52	to	$1.52	$3,449	0.27%	0.00%	to	0.00%	30.57%		to	30.57%
Fid VIP Contrafund, Serv Cl 2
2024	31,139	$5.22	to	$4.86	$179,573	0.03%	0.00%	to	0.90%	33.45%		to	32.25%
2023	30,112	$3.91	to	$3.68	$141,469	0.27%	0.00%	to	0.90%	33.12%		to	31.93%
2022	29,747	$2.94	to	$2.79	$111,113	0.27%	0.00%	to	0.90%	(26.49%)		to	(27.14%)
2021	30,396	$4.00	to	$3.83	$155,608	0.03%	0.00%	to	0.90%	27.51%		to	26.37%
2020	32,483	$3.14	to	$3.03	$130,870	0.08%	0.00%	to	0.90%	30.23%		to	29.07%
Fid VIP Emer Mkts, Init Cl
2024	197	$1.13	to	$1.13	$224	3.48%	0.00%	to	0.00%	16.19	%(8)	to	16.19	%(8)
Fid VIP Energy, Init Cl
2024	129	$1.06	to	$1.06	$136	5.56%	0.00%	to	0.00%	8.33	%(8)	to	8.33	%(8)
Fid VIP Gro & Inc, Serv Cl
2024	9,776	$7.68	to	$4.72	$66,341	1.38%	0.45%	to	0.90%	21.58%		to	21.04%
2023	10,537	$6.32	to	$3.90	$58,698	1.58%	0.45%	to	0.90%	18.05%		to	17.52%
2022	11,350	$5.35	to	$3.32	$53,326	1.58%	0.45%	to	0.90%	(5.45%)		to	(5.87%)
2021	11,749	$5.66	to	$3.53	$58,676	2.31%	0.45%	to	0.90%	25.20%		to	24.64%
2020	12,548	$4.52	to	$2.83	$49,950	2.03%	0.45%	to	0.90%	7.25%		to	6.77%
Fid VIP Gro & Inc, Serv Cl 2
2024	13,782	$1.57	to	$5.50	$48,387	1.26%	0.20%	to	0.90%	21.71%		to	20.86%
2023	13,916	$1.29	to	$4.55	$42,563	1.50%	0.20%	to	0.90%	18.13%		to	17.31%
2022	13,523	$1.09	to	$3.88	$37,593	1.48%	0.20%	to	0.90%	10.16	%(7)	to	(6.02%)
2021	14,106	$3.00	to	$4.13	$41,568	2.23%	0.30%	to	0.90%	25.26%		to	24.51%
2020	14,527	$2.40	to	$3.32	$34,236	1.94%	0.30%	to	0.90%	7.27%		to	6.63%
Fid VIP Gro Opp, Init Cl
2024	893	$1.38	to	$1.38	$1,236	—	0.00%	to	0.00%	38.63	%(8)	to	38.63	%(8)
Fid VIP Invest Gr, Init Cl
2024	634	$1.02	to	$1.02	$647	7.85%	0.00%	to	0.00%	2.62	%(8)	to	2.62	%(8)
Fid VIP Mid Cap, Init Cl
2024	11,071	$1.83	to	$1.83	$20,223	0.65%	0.00%	to	0.00%	17.49%		to	17.49%
2023	7,806	$1.55	to	$1.55	$12,137	0.74%	0.00%	to	0.00%	15.08%		to	15.08%
2022	4,923	$1.35	to	$1.35	$6,651	0.65%	0.00%	to	0.00%	(14.74%)		to	(14.74%)
2021	2,804	$1.58	to	$1.58	$4,443	0.83%	0.00%	to	0.00%	25.60%		to	25.60%
2020	1,354	$1.26	to	$1.26	$1,709	0.76%	0.00%	to	0.00%	18.19%		to	18.19%

162	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl
2024	14,971	$6.27	to	$8.46	$100,043	0.46%	0.45%	to	0.90%	16.82%		to	16.30%
2023	16,316	$5.37	to	$7.27	$93,435	0.51%	0.45%	to	0.90%	14.49%		to	13.98%
2022	17,526	$4.69	to	$6.38	$87,935	0.40%	0.45%	to	0.90%	(15.24%)		to	(15.62%)
2021	18,706	$5.53	to	$7.56	$110,914	0.51%	0.45%	to	0.90%	24.94%		to	24.38%
2020	20,253	$4.42	to	$6.08	$96,411	0.56%	0.45%	to	0.90%	17.51%		to	16.98%
Fid VIP Mid Cap, Serv Cl 2
2024	33,003	$3.53	to	$6.94	$99,137	0.35%	0.00%	to	0.90%	17.18%		to	16.12%
2023	32,730	$3.02	to	$5.98	$89,347	0.39%	0.00%	to	0.90%	14.80%		to	13.78%
2022	33,500	$2.63	to	$5.25	$82,444	0.27%	0.00%	to	0.90%	(14.97%)		to	(15.73%)
2021	34,796	$3.09	to	$6.23	$101,328	0.36%	0.00%	to	0.90%	25.31%		to	24.19%
2020	36,516	$2.47	to	$5.02	$85,663	0.40%	0.00%	to	0.90%	17.87%		to	16.81%
Fid VIP Overseas, Serv Cl
2024	6,978	$3.31	to	$2.09	$20,144	1.63%	0.45%	to	0.90%	4.48%		to	4.01%
2023	6,791	$3.17	to	$2.01	$18,753	0.96%	0.45%	to	0.90%	19.87%		to	19.33%
2022	7,022	$2.65	to	$1.68	$16,128	0.97%	0.45%	to	0.90%	(24.92%)		to	(25.26%)
2021	7,155	$3.52	to	$2.25	$22,201	0.44%	0.45%	to	0.90%	19.04%		to	18.50%
2020	7,557	$2.96	to	$1.90	$19,636	0.35%	0.45%	to	0.90%	14.98%		to	14.46%
Fid VIP Overseas, Serv Cl 2
2024	9,881	$1.43	to	$2.85	$20,237	1.43%	0.20%	to	0.90%	4.60%		to	3.86%
2023	9,130	$1.37	to	$2.74	$18,424	0.82%	0.20%	to	0.90%	19.98%		to	19.15%
2022	9,113	$1.14	to	$2.30	$15,586	0.84%	0.20%	to	0.90%	15.16	%(7)	to	(25.36%)
2021	9,488	$2.31	to	$3.08	$21,671	0.33%	0.30%	to	0.90%	19.03%		to	18.32%
2020	9,503	$1.94	to	$2.61	$18,330	0.23%	0.30%	to	0.90%	14.99%		to	14.30%
Fid VIP Strategic Inc, Init Cl
2024	7,695	$1.22	to	$1.22	$9,408	4.34%	0.00%	to	0.00%	6.08%		to	6.08%
2023	5,366	$1.15	to	$1.15	$6,185	7.12%	0.00%	to	0.00%	9.41%		to	9.41%
2022	2,016	$1.05	to	$1.05	$2,123	4.56%	0.00%	to	0.00%	(11.26%)		to	(11.26%)
2021	1,156	$1.19	to	$1.19	$1,373	3.58%	0.00%	to	0.00%	3.74%		to	3.74%
2020	568	$1.14	to	$1.14	$650	5.49%	0.00%	to	0.00%	7.52%		to	7.52%
Fid VIP Strategic Inc, Serv Cl 2
2024	1,872	$1.45	to	$1.45	$2,722	4.19%	0.00%	to	0.00%	5.78%		to	5.78%
2023	1,347	$1.37	to	$1.37	$1,851	4.47%	0.00%	to	0.00%	9.18%		to	9.18%
2022	1,270	$1.26	to	$1.26	$1,599	3.39%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	1,315	$1.42	to	$1.42	$1,871	2.40%	0.00%	to	0.00%	3.53%		to	3.53%
2020	1,369	$1.37	to	$1.37	$1,881	3.41%	0.00%	to	0.00%	7.16%		to	7.16%
Frank Global Real Est, Cl 2
2024	16,617	$1.21	to	$2.93	$35,260	1.82%	0.20%	to	0.90%	(0.52%)		to	(1.22%)
2023	16,098	$1.21	to	$2.97	$36,919	2.88%	0.20%	to	0.90%	11.21%		to	10.44%
2022	16,275	$1.09	to	$2.69	$35,304	2.41%	0.20%	to	0.90%	10.23	%(7)	to	(26.72%)
2021	16,713	$1.84	to	$3.67	$49,462	0.88%	0.30%	to	0.90%	26.41%		to	25.66%
2020	17,139	$1.45	to	$2.92	$40,414	3.26%	0.30%	to	0.90%	(5.67%)		to	(6.24%)
Frank Inc, Cl 1
2024	2,662	$1.41	to	$1.41	$3,756	5.07%	0.00%	to	0.00%	7.46%		to	7.46%
2023	2,093	$1.31	to	$1.31	$2,748	4.40%	0.00%	to	0.00%	8.87%		to	8.87%
2022	797	$1.21	to	$1.21	$961	4.49%	0.00%	to	0.00%	(5.24%)		to	(5.24%)
2021	471	$1.27	to	$1.27	$599	4.12%	0.00%	to	0.00%	17.01%		to	17.01%
2020	178	$1.09	to	$1.09	$194	7.03%	0.00%	to	0.00%	0.97%		to	0.97%
Frank Inc, Cl 2
2024	7,906	$1.84	to	$1.46	$12,441	5.14%	0.00%	to	0.90%	7.20%		to	6.24%
2023	7,495	$1.71	to	$1.38	$11,075	5.14%	0.00%	to	0.90%	8.62%		to	7.65%
2022	6,495	$1.58	to	$1.28	$8,876	4.75%	0.00%	to	0.90%	(5.47%)		to	(6.32%)
2021	4,438	$1.67	to	$1.37	$6,444	4.56%	0.00%	to	0.90%	16.76%		to	15.71%
2020	4,213	$1.43	to	$1.18	$5,263	6.04%	0.00%	to	0.90%	0.69%		to	(0.21%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	163

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 1
2024	465	$1.49	to	$1.49	$692	2.31%	0.00%	to	0.00%	11.50%		to	11.50%
2023	337	$1.34	to	$1.34	$450	2.51%	0.00%	to	0.00%	13.73%		to	13.73%
2022	201	$1.17	to	$1.17	$236	2.47%	0.00%	to	0.00%	(7.15%)		to	(7.15%)
2021	123	$1.26	to	$1.26	$155	3.55%	0.00%	to	0.00%	19.52%		to	19.52%
2020	84	$1.06	to	$1.06	$89	4.14%	0.00%	to	0.00%	(4.85%)		to	(4.85%)
Frank Mutual Shares, Cl 2
2024	6,273	$2.49	to	$3.13	$17,283	1.96%	0.00%	to	0.90%	11.27%		to	10.27%
2023	6,314	$2.24	to	$2.84	$17,015	1.88%	0.00%	to	0.90%	13.46%		to	12.45%
2022	6,337	$1.98	to	$2.52	$16,110	1.86%	0.00%	to	0.90%	(7.43%)		to	(8.26%)
2021	6,441	$2.13	to	$2.75	$17,822	2.87%	0.00%	to	0.90%	19.17%		to	18.10%
2020	6,866	$1.79	to	$2.33	$16,017	2.79%	0.00%	to	0.90%	(5.04%)		to	(5.89%)
Frank Sm Cap Val, Cl 1
2024	5,377	$1.66	to	$1.66	$8,930	1.06%	0.00%	to	0.00%	12.01%		to	12.01%
2023	4,162	$1.48	to	$1.48	$6,172	0.74%	0.00%	to	0.00%	13.02%		to	13.02%
2022	3,124	$1.31	to	$1.31	$4,099	1.25%	0.00%	to	0.00%	(9.82%)		to	(9.82%)
2021	1,916	$1.45	to	$1.45	$2,787	1.16%	0.00%	to	0.00%	25.67%		to	25.67%
2020	950	$1.16	to	$1.16	$1,099	1.60%	0.00%	to	0.00%	5.41%		to	5.41%
Frank Sm Cap Val, Cl 2
2024	12,399	$3.38	to	$7.29	$49,338	0.92%	0.00%	to	0.90%	11.70%		to	10.70%
2023	11,783	$3.03	to	$6.58	$47,555	0.52%	0.00%	to	0.90%	12.75%		to	11.74%
2022	11,635	$2.68	to	$5.89	$44,517	0.99%	0.00%	to	0.90%	(10.06%)		to	(10.87%)
2021	12,267	$2.98	to	$6.61	$52,655	1.01%	0.00%	to	0.90%	25.37%		to	24.24%
2020	11,315	$2.38	to	$5.32	$40,048	1.49%	0.00%	to	0.90%	5.19%		to	4.25%
GS VIT Mid Cap Val, Inst
2024	19,664	$1.34	to	$8.54	$89,291	1.00%	0.20%	to	0.90%	12.17%		to	11.39%
2023	19,258	$1.20	to	$7.67	$87,191	1.01%	0.20%	to	0.90%	11.20%		to	10.42%
2022	18,874	$1.08	to	$6.94	$84,170	0.69%	0.20%	to	0.90%	8.14	%(7)	to	(10.79%)
2021	20,047	$2.88	to	$7.78	$100,229	0.47%	0.30%	to	0.90%	30.56%		to	29.78%
2020	21,413	$2.20	to	$6.00	$82,944	0.64%	0.30%	to	0.90%	8.08%		to	7.43%
GS VIT Multi-Strategy Alt, Advisor
2024	1,590	$1.13	to	$1.03	$1,747	2.38%	0.00%	to	0.90%	3.11%		to	2.18%
2023	1,769	$1.10	to	$1.01	$1,891	6.56%	0.00%	to	0.90%	7.53%		to	6.57%
2022	1,726	$1.02	to	$0.95	$1,730	3.33%	0.00%	to	0.90%	(6.85%)		to	(7.68%)
2021	1,615	$1.10	to	$1.02	$1,738	1.51%	0.00%	to	0.90%	4.66%		to	3.72%
2020	1,174	$1.05	to	$0.99	$1,207	1.72%	0.00%	to	0.90%	6.58%		to	5.62%
GS VIT Sm Cap Eq Insights, Inst
2024	1,124	$6.82	to	$5.25	$7,265	1.02%	0.45%	to	0.90%	18.51%		to	17.98%
2023	1,111	$5.75	to	$4.45	$6,042	0.99%	0.45%	to	0.90%	18.74%		to	18.21%
2022	1,236	$4.85	to	$3.76	$5,638	0.31%	0.45%	to	0.90%	(19.74%)		to	(20.10%)
2021	1,271	$6.04	to	$4.71	$7,159	0.46%	0.45%	to	0.90%	23.23%		to	22.68%
2020	1,343	$4.90	to	$3.84	$6,147	0.22%	0.45%	to	0.90%	8.09%		to	7.61%
GS VIT U.S. Eq Insights, Inst
2024	10,964	$1.66	to	$4.54	$63,268	0.64%	0.20%	to	0.90%	28.07%		to	27.17%
2023	10,905	$1.29	to	$3.57	$54,892	0.69%	0.20%	to	0.90%	23.56%		to	22.70%
2022	11,166	$1.05	to	$2.91	$48,260	0.81%	0.20%	to	0.90%	5.39	%(7)	to	(20.46%)
2021	11,927	$3.84	to	$3.66	$64,307	0.81%	0.30%	to	0.90%	29.02%		to	28.25%
2020	13,046	$2.98	to	$2.85	$53,952	0.87%	0.30%	to	0.90%	17.19%		to	16.49%
Invesco VI Am Fran, Ser I
2024	3,828	$5.26	to	$4.97	$19,932	—	0.45%	to	0.90%	34.28%		to	33.67%
2023	4,088	$3.92	to	$3.72	$15,868	—	0.45%	to	0.90%	40.30%		to	39.67%
2022	4,539	$2.79	to	$2.66	$12,554	—	0.45%	to	0.90%	(31.42%)		to	(31.73%)
2021	4,891	$4.07	to	$3.90	$19,737	—	0.45%	to	0.90%	11.42%		to	10.92%
2020	5,233	$3.66	to	$3.52	$18,978	0.07%	0.45%	to	0.90%	41.71%		to	41.08%

164	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2024	3,865	$1.89	to	$4.82	$18,301	—	0.20%	to	0.90%	34.29%		to	33.35%
2023	3,816	$1.41	to	$3.61	$14,109	—	0.20%	to	0.90%	40.32%		to	39.34%
2022	4,044	$1.01	to	$2.59	$11,184	—	0.20%	to	0.90%	1.87	%(7)	to	(31.91%)
2021	4,376	$4.22	to	$3.81	$17,685	—	0.30%	to	0.90%	11.31%		to	10.65%
2020	4,675	$3.79	to	$3.44	$16,970	—	0.30%	to	0.90%	41.57%		to	40.73%
Invesco VI Bal Risk Alloc, Ser I
2024	745	$1.24	to	$1.24	$921	6.72%	0.00%	to	0.00%	3.88%		to	3.88%
2023	518	$1.19	to	$1.19	$616	—	0.00%	to	0.00%	6.63%		to	6.63%
2022	349	$1.12	to	$1.12	$389	8.45%	0.00%	to	0.00%	(14.35%)		to	(14.35%)
2021	229	$1.30	to	$1.30	$298	3.85%	0.00%	to	0.00%	9.55%		to	9.55%
2020	139	$1.19	to	$1.19	$166	10.02%	0.00%	to	0.00%	10.22%		to	10.22%
Invesco VI Bal Risk Alloc, Ser II
2024	2,866	$1.51	to	$1.30	$3,973	5.66%	0.00%	to	0.90%	3.56%		to	2.63%
2023	3,355	$1.45	to	$1.27	$4,497	—	0.00%	to	0.90%	6.40%		to	5.45%
2022	4,071	$1.37	to	$1.20	$5,131	6.84%	0.00%	to	0.90%	(14.52%)		to	(15.28%)
2021	4,692	$1.60	to	$1.42	$6,929	3.00%	0.00%	to	0.90%	9.26%		to	8.28%
2020	4,984	$1.46	to	$1.31	$6,778	7.66%	0.00%	to	0.90%	9.99%		to	9.00%
Invesco VI Comstock, Ser II
2024	4,216	$1.42	to	$3.11	$17,810	1.64%	0.20%	to	0.90%	14.64%		to	13.83%
2023	3,104	$1.24	to	$2.73	$12,339	1.59%	0.20%	to	0.90%	11.87%		to	11.09%
2022	3,035	$1.11	to	$2.46	$11,358	1.49%	0.20%	to	0.90%	11.38	%(7)	to	(0.06%)
2021	2,550	$2.71	to	$2.46	$9,342	1.69%	0.30%	to	0.90%	32.65%		to	31.85%
2020	2,468	$2.05	to	$1.87	$6,736	2.04%	0.30%	to	0.90%	(1.38%)		to	(1.97%)
Invesco VI Core Eq, Ser I
2024	19,769	$5.54	to	$6.46	$118,641	0.69%	0.45%	to	0.90%	25.04%		to	24.48%
2023	21,634	$4.43	to	$5.19	$104,071	0.73%	0.45%	to	0.90%	22.81%		to	22.26%
2022	23,617	$3.60	to	$4.25	$92,773	0.92%	0.45%	to	0.90%	(20.90%)		to	(21.26%)
2021	25,190	$4.56	to	$5.39	$125,393	0.66%	0.45%	to	0.90%	27.17%		to	26.59%
2020	27,074	$3.58	to	$4.26	$106,411	1.34%	0.45%	to	0.90%	13.34%		to	12.83%
Invesco VI Dis Mid Cap Gro, Ser I
2024	9,722	$1.40	to	$1.68	$16,563	—	0.20%	to	0.90%	23.98%		to	23.11%
2023	9,920	$1.13	to	$1.36	$13,710	—	0.20%	to	0.90%	12.93%		to	12.14%
2022	10,179	$1.00	to	$1.22	$12,519	—	0.20%	to	0.90%	1.14	%(7)	to	(31.60%)
2021	10,665	$1.80	to	$1.78	$19,094	—	0.30%	to	0.90%	18.74%		to	18.03%
2020	11,024	$1.51	to	$1.51	$16,654	0.05%	0.30%	to	0.90%	51.28	%(5)	to	50.66	%(5)
Invesco VI Div Divd, Ser I
2024	6,724	$1.35	to	$3.05	$20,595	1.89%	0.20%	to	0.90%	12.99%		to	12.20%
2023	6,836	$1.19	to	$2.71	$18,821	2.01%	0.20%	to	0.90%	8.83%		to	8.07%
2022	7,207	$1.09	to	$2.51	$18,682	1.92%	0.20%	to	0.90%	10.06	%(7)	to	(2.56%)
2021	7,204	$2.54	to	$2.58	$19,078	2.14%	0.30%	to	0.90%	18.54%		to	17.83%
2020	8,203	$2.14	to	$2.19	$18,342	3.03%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
Invesco VI EQV Intl Eq, Ser II
2024	8,635	$1.31	to	$1.53	$19,404	1.53%	0.20%	to	0.90%	0.14%		to	(0.56%)
2023	8,802	$1.31	to	$1.54	$20,525	—	0.20%	to	0.90%	17.63%		to	16.81%
2022	9,259	$1.11	to	$1.32	$18,772	1.42%	0.20%	to	0.90%	12.44	%(7)	to	(19.23%)
2021	9,836	$1.85	to	$1.63	$24,299	1.06%	0.30%	to	0.90%	5.29%		to	4.66%
2020	10,344	$1.76	to	$1.56	$24,077	2.13%	0.30%	to	0.90%	13.40%		to	12.72%
Invesco VI Global, Ser I
2024	4,775	$1.82	to	$1.82	$8,668	—	0.00%	to	0.00%	16.07%		to	16.07%
2023	4,124	$1.56	to	$1.56	$6,451	0.26%	0.00%	to	0.00%	34.73%		to	34.73%
2022	2,766	$1.16	to	$1.16	$3,211	—	0.00%	to	0.00%	(31.76%)		to	(31.76%)
2021	1,664	$1.70	to	$1.70	$2,831	—	0.00%	to	0.00%	15.49%		to	15.49%
2020	603	$1.47	to	$1.47	$888	0.80%	0.00%	to	0.00%	27.64%		to	27.64%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Global, Ser II
2024	7,771	$3.57	to	$3.91	$33,090	—	0.00%	to	0.90%	15.78%		to	14.74%
2023	8,086	$3.08	to	$3.41	$30,674	—	0.00%	to	0.90%	34.45%		to	33.25%
2022	8,120	$2.29	to	$2.56	$23,844	—	0.00%	to	0.90%	(31.94%)		to	(32.55%)
2021	8,266	$3.37	to	$3.79	$35,636	—	0.00%	to	0.90%	15.17%		to	14.14%
2020	8,196	$2.92	to	$3.32	$30,817	0.46%	0.00%	to	0.90%	27.34%		to	26.20%
Invesco VI Gbl Strat Inc, Ser I
2024	971	$1.05	to	$1.05	$1,022	3.34%	0.00%	to	0.00%	3.16%		to	3.16%
2023	786	$1.02	to	$1.02	$802	—	0.00%	to	0.00%	8.88%		to	8.88%
2022	533	$0.94	to	$0.94	$500	—	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	226	$1.06	to	$1.06	$240	6.68%	0.00%	to	0.00%	(3.41%)		to	(3.41%)
2020	78	$1.10	to	$1.10	$85	7.81%	0.00%	to	0.00%	3.40%		to	3.40%
Invesco VI Gbl Strat Inc, Ser II
2024	22,469	$1.18	to	$1.52	$32,157	2.78%	0.00%	to	0.90%	2.79%		to	1.86%
2023	21,300	$1.14	to	$1.49	$30,476	—	0.00%	to	0.90%	8.60%		to	7.63%
2022	20,774	$1.05	to	$1.39	$28,013	—	0.00%	to	0.90%	(11.71%)		to	(12.51%)
2021	21,943	$1.19	to	$1.58	$33,769	4.29%	0.00%	to	0.90%	(3.56%)		to	(4.43%)
2020	22,178	$1.24	to	$1.66	$35,774	5.34%	0.00%	to	0.90%	2.99%		to	2.07%
Invesco VI Mn St Sm Cap, Ser I
2024	5,660	$1.77	to	$1.77	$10,029	—	0.00%	to	0.00%	12.68%		to	12.68%
2023	3,808	$1.57	to	$1.57	$5,988	1.32%	0.00%	to	0.00%	18.13%		to	18.13%
2022	2,696	$1.33	to	$1.33	$3,588	0.63%	0.00%	to	0.00%	(15.83%)		to	(15.83%)
2021	1,677	$1.58	to	$1.58	$2,652	0.45%	0.00%	to	0.00%	22.55%		to	22.55%
2020	673	$1.29	to	$1.29	$868	0.80%	0.00%	to	0.00%	19.93%		to	19.93%
Invesco VI Mn St Sm Cap, Ser II
2024	7,858	$3.80	to	$4.38	$34,812	—	0.00%	to	0.90%	12.41%		to	11.39%
2023	7,037	$3.38	to	$3.93	$30,300	0.97%	0.00%	to	0.90%	17.82%		to	16.77%
2022	6,626	$2.87	to	$3.37	$25,087	0.24%	0.00%	to	0.90%	(16.04%)		to	(16.79%)
2021	7,170	$3.42	to	$4.05	$32,012	0.18%	0.00%	to	0.90%	22.26%		to	21.17%
2020	7,297	$2.80	to	$3.34	$27,277	0.37%	0.00%	to	0.90%	19.63%		to	18.56%
Invesco VI Tech, Ser I
2024	5,585	$1.60	to	$6.22	$25,333	—	0.00%	to	0.90%	34.27%		to	33.06%
2023	3,928	$1.19	to	$4.68	$18,078	—	0.00%	to	0.90%	46.94%		to	45.63%
2022	3,280	$0.81	to	$3.21	$12,123	—	0.00%	to	0.90%	(20.38	%)(6)	to	(40.49%)
2021	3,297	$4.51	to	$5.40	$22,281	—	0.30%	to	0.90%	14.07%		to	13.39%
2020	3,462	$3.95	to	$4.76	$20,536	—	0.30%	to	0.90%	45.68%		to	44.81%
Invesco VI Tech, Ser II
2024	933	$1.59	to	$1.59	$1,479	—	0.00%	to	0.00%	33.86%		to	33.86%
2023	511	$1.18	to	$1.18	$605	—	0.00%	to	0.00%	46.72%		to	46.72%
2022	198	$0.81	to	$0.81	$160	—	0.00%	to	0.00%	(20.54	%)(6)	to	(20.54	%)(6)
Janus Henderson VIT Bal, Inst
2024	17,353	$1.71	to	$1.71	$29,648	2.25%	0.00%	to	0.00%	15.43%		to	15.43%
2023	12,006	$1.48	to	$1.48	$17,770	2.28%	0.00%	to	0.00%	15.41%		to	15.41%
2022	8,395	$1.28	to	$1.28	$10,767	1.41%	0.00%	to	0.00%	(16.40%)		to	(16.40%)
2021	4,924	$1.53	to	$1.53	$7,553	1.04%	0.00%	to	0.00%	17.20%		to	17.20%
2020	1,908	$1.31	to	$1.31	$2,497	2.14%	0.00%	to	0.00%	14.31%		to	14.31%
Janus Henderson VIT Bal, Serv
2024	3,521	$1.80	to	$1.80	$6,326	1.77%	0.00%	to	0.00%	15.15%		to	15.15%
2023	3,293	$1.56	to	$1.56	$5,138	1.79%	0.00%	to	0.00%	15.13%		to	15.13%
2022	3,409	$1.36	to	$1.36	$4,620	0.97%	0.00%	to	0.00%	(16.62%)		to	(16.62%)
2021	3,481	$1.63	to	$1.63	$5,657	0.68%	0.00%	to	0.00%	16.91%		to	16.91%
2020	3,007	$1.39	to	$1.39	$4,180	1.53%	0.00%	to	0.00%	14.03%		to	14.03%

166	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2024	3,128	$9.63	to	$3.59	$23,895	0.63%	0.45%	to	0.90%	14.80%		to	14.28%
2023	3,428	$8.39	to	$3.15	$22,304	0.09%	0.45%	to	0.90%	17.25%		to	16.72%
2022	3,603	$7.15	to	$2.69	$19,831	0.08%	0.45%	to	0.90%	(16.53%)		to	(16.90%)
2021	3,776	$8.57	to	$3.24	$25,037	0.24%	0.45%	to	0.90%	16.02%		to	15.50%
2020	4,252	$7.39	to	$2.81	$23,989	—	0.45%	to	0.90%	18.65%		to	18.12%
Janus Henderson VIT Flex Bd, Inst
2024	2,781	$1.10	to	$1.10	$3,058	5.41%	0.00%	to	0.00%	1.96%		to	1.96%
2023	1,782	$1.08	to	$1.08	$1,922	5.14%	0.00%	to	0.00%	5.50%		to	5.50%
2022	768	$1.02	to	$1.02	$785	2.92%	0.00%	to	0.00%	(13.66%)		to	(13.66%)
2021	434	$1.18	to	$1.18	$514	2.25%	0.00%	to	0.00%	(0.90%)		to	(0.90%)
2020	232	$1.19	to	$1.19	$277	3.99%	0.00%	to	0.00%	10.48%		to	10.48%
Janus Henderson VIT Flex Bd, Serv
2024	984	$1.21	to	$1.21	$1,187	4.13%	0.00%	to	0.00%	1.63%		to	1.63%
2023	983	$1.19	to	$1.19	$1,167	3.62%	0.00%	to	0.00%	5.29%		to	5.29%
2022	970	$1.13	to	$1.13	$1,094	2.15%	0.00%	to	0.00%	(13.90%)		to	(13.90%)
2021	842	$1.31	to	$1.31	$1,102	1.75%	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2020	599	$1.32	to	$1.32	$794	2.51%	0.00%	to	0.00%	10.25%		to	10.25%
Janus Hend VIT Gbl Tech Innov, Srv
2024	6,574	$2.05	to	$4.66	$66,210	—	0.20%	to	0.90%	31.49%		to	30.57%
2023	6,351	$1.56	to	$3.57	$52,441	—	0.20%	to	0.90%	53.97%		to	52.90%
2022	6,126	$1.01	to	$2.34	$34,653	—	0.20%	to	0.90%	3.74	%(7)	to	(37.69%)
2021	6,625	$6.64	to	$3.75	$59,305	0.11%	0.30%	to	0.90%	17.39%		to	16.69%
2020	7,289	$5.66	to	$3.21	$53,739	—	0.30%	to	0.90%	50.28%		to	49.38%
Janus Henderson VIT Overseas, Serv
2024	17,239	$1.35	to	$2.08	$40,017	1.29%	0.20%	to	0.90%	5.37%		to	4.63%
2023	17,173	$1.28	to	$1.99	$39,312	1.43%	0.20%	to	0.90%	10.36%		to	9.60%
2022	17,334	$1.16	to	$1.82	$36,993	1.71%	0.20%	to	0.90%	17.25	%(7)	to	(9.65%)
2021	17,623	$1.66	to	$2.01	$41,478	1.04%	0.30%	to	0.90%	12.95%		to	12.27%
2020	17,853	$1.47	to	$1.79	$37,284	1.21%	0.30%	to	0.90%	15.68%		to	14.98%
Janus Henderson VIT Res, Inst
2024	4,084	$2.59	to	$2.59	$10,561	0.03%	0.00%	to	0.00%	35.31%		to	35.31%
2023	3,715	$1.91	to	$1.91	$7,098	0.14%	0.00%	to	0.00%	43.17%		to	43.17%
2022	2,596	$1.33	to	$1.33	$3,464	0.21%	0.00%	to	0.00%	(29.89%)		to	(29.89%)
2021	1,254	$1.90	to	$1.90	$2,388	0.08%	0.00%	to	0.00%	20.33%		to	20.33%
2020	293	$1.58	to	$1.58	$464	0.45%	0.00%	to	0.00%	32.95%		to	32.95%
Janus Henderson VIT Res, Serv
2024	3,710	$5.66	to	$5.17	$22,678	—	0.00%	to	0.90%	34.96%		to	33.74%
2023	3,293	$4.20	to	$3.86	$16,641	0.06%	0.00%	to	0.90%	42.81%		to	41.54%
2022	3,380	$2.94	to	$2.73	$12,395	—	0.00%	to	0.90%	(30.06%)		to	(30.69%)
2021	3,568	$4.20	to	$3.94	$18,747	0.02%	0.00%	to	0.90%	20.05%		to	18.97%
2020	3,601	$3.50	to	$3.31	$15,839	0.22%	0.00%	to	0.90%	32.57%		to	31.39%
Lazard Ret Global Dyn MA, Inv
2024	447	$1.23	to	$1.23	$552	—	0.00%	to	0.00%	8.65%		to	8.65%
2023	446	$1.14	to	$1.14	$507	—	0.00%	to	0.00%	11.06%		to	11.06%
2022	308	$1.02	to	$1.02	$315	0.24%	0.00%	to	0.00%	(17.28%)		to	(17.28%)
2021	230	$1.24	to	$1.24	$284	2.50%	0.00%	to	0.00%	12.16%		to	12.16%
2020	179	$1.10	to	$1.10	$198	0.82%	0.00%	to	0.00%	0.96%		to	0.96%
Lazard Ret Global Dyn MA, Serv
2024	873	$1.68	to	$1.39	$1,304	—	0.00%	to	0.90%	8.60%		to	7.62%
2023	943	$1.55	to	$1.29	$1,303	—	0.00%	to	0.90%	10.81%		to	9.82%
2022	1,060	$1.40	to	$1.17	$1,327	0.08%	0.00%	to	0.90%	(17.37%)		to	(18.11%)
2021	1,215	$1.69	to	$1.43	$1,850	2.79%	0.00%	to	0.90%	11.94%		to	10.93%
2020	1,966	$1.51	to	$1.29	$2,667	0.60%	0.00%	to	0.90%	0.81%		to	(0.10%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lord Abt Bond Debenture, Cl VC
2024	375	$1.07	to	$1.07	$399	12.61%	0.00%	to	0.00%	6.93	%(8)	to	6.93	%(8)
LVIP AC Intl, Serv Cl
2024	5,744	$1.31	to	$2.57	$10,114	1.35%	0.20%	to	0.90%	2.25%		to	1.53%
2023	5,765	$1.29	to	$2.53	$10,426	1.24%	0.20%	to	0.90%	12.20%		to	11.42%
2022	6,043	$1.15	to	$2.27	$9,821	1.31%	0.20%	to	0.90%	15.50	%(7)	to	(25.53%)
2021	6,201	$2.18	to	$3.05	$13,509	0.01%	0.30%	to	0.90%	8.28%		to	7.63%
2020	5,964	$2.01	to	$2.83	$12,046	0.36%	0.30%	to	0.90%	25.28%		to	24.53%
LVIP AC Intl, Std Cl II
2024	4,213	$3.11	to	$1.64	$11,133	1.62%	0.45%	to	0.90%	2.14%		to	1.68%
2023	4,649	$3.05	to	$1.62	$12,088	1.40%	0.45%	to	0.90%	12.07%		to	11.56%
2022	5,115	$2.72	to	$1.45	$11,784	1.47%	0.45%	to	0.90%	(25.09%)		to	(25.43%)
2021	5,558	$3.63	to	$1.94	$16,775	0.16%	0.45%	to	0.90%	8.26%		to	7.77%
2020	5,718	$3.35	to	$1.80	$15,930	0.48%	0.45%	to	0.90%	25.32%		to	24.75%
LVIP AC Mid Cap Val, Std Cl II
2024	190	$1.09	to	$1.09	$207	4.32%	0.00%	to	0.00%	9.74	%(8)	to	9.74	%(8)
LVIP AC Val, Serv Cl
2024	14,011	$3.33	to	$4.48	$40,871	2.76%	0.00%	to	0.90%	9.29%		to	8.31%
2023	14,406	$3.05	to	$4.14	$40,227	2.24%	0.00%	to	0.90%	9.02%		to	8.04%
2022	14,647	$2.80	to	$3.83	$38,289	1.95%	0.00%	to	0.90%	0.31%		to	(0.59%)
2021	14,552	$2.79	to	$3.85	$38,103	1.60%	0.00%	to	0.90%	24.28%		to	23.17%
2020	14,585	$2.24	to	$3.13	$30,988	2.18%	0.00%	to	0.90%	0.83%		to	(0.07%)
LVIP AC Val, Std Cl II
2024	16,571	$1.72	to	$5.38	$66,710	2.93%	0.00%	to	0.90%	9.48%		to	8.49%
2023	16,049	$1.57	to	$4.96	$63,389	2.39%	0.00%	to	0.90%	9.10%		to	8.12%
2022	15,698	$1.44	to	$4.59	$60,397	2.10%	0.00%	to	0.90%	0.54%		to	(0.36%)
2021	14,850	$1.43	to	$4.61	$60,652	1.75%	0.00%	to	0.90%	24.51%		to	23.39%
2020	14,859	$1.15	to	$3.73	$50,999	2.30%	0.00%	to	0.90%	0.98%		to	0.07%
Mac VIP Asset Strategy, Serv Cl
2024	1,272	$1.72	to	$1.47	$2,065	1.90%	0.00%	to	0.90%	12.44%		to	11.42%
2023	1,374	$1.53	to	$1.32	$1,984	2.05%	0.00%	to	0.90%	13.94%		to	12.92%
2022	1,604	$1.35	to	$1.17	$2,024	1.62%	0.00%	to	0.90%	(14.74%)		to	(15.50%)
2021	1,596	$1.58	to	$1.38	$2,370	1.60%	0.00%	to	0.90%	10.44%		to	9.45%
2020	1,630	$1.43	to	$1.26	$2,194	2.00%	0.00%	to	0.90%	13.88%		to	12.86%
Mac VIP Asset Strategy, Std Cl
2024	4	$1.12	to	$1.12	$5	3.37%	0.00%	to	0.00%	13.40	%(8)	to	13.40	%(8)
Mac VIP Intl Core Eq, Std Cl
2024	167	$1.00	to	$1.00	$167	1.08%	0.00%	to	0.00%	(0.40	%)(9)	to	(0.40	%)(9)
MFS Gbl Real Est, Init Cl
2024	63	$0.99	to	$0.99	$62	3.57%	0.00%	to	0.00%	(0.17	%)(8)	to	(0.17	%)(8)
MFS Intl Gro, Init Cl
2024	538	$1.11	to	$1.11	$595	1.39%	0.00%	to	0.00%	11.67	%(8)	to	11.67	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2024	16,694	$1.53	to	$3.04	$51,893	0.13%	0.20%	to	0.90%	15.75%		to	14.94%
2023	17,981	$1.32	to	$2.65	$49,190	0.05%	0.20%	to	0.90%	23.46%		to	22.60%
2022	18,613	$1.07	to	$2.16	$41,514	—	0.20%	to	0.90%	8.09	%(7)	to	(20.17%)
2021	19,515	$2.82	to	$2.71	$54,276	0.03%	0.30%	to	0.90%	25.28%		to	24.53%
2020	21,364	$2.25	to	$2.17	$47,491	0.22%	0.30%	to	0.90%	21.83%		to	21.10%
MFS New Dis, Serv Cl
2024	6,163	$1.26	to	$3.85	$27,287	—	0.20%	to	0.90%	6.22%		to	5.48%
2023	5,965	$1.18	to	$3.65	$28,058	—	0.20%	to	0.90%	14.03%		to	13.23%
2022	5,628	$1.04	to	$3.22	$26,224	—	0.20%	to	0.90%	5.44	%(7)	to	(30.62%)
2021	5,906	$3.55	to	$4.65	$39,453	—	0.30%	to	0.90%	1.27%		to	0.66%
2020	6,018	$3.50	to	$4.62	$39,984	—	0.30%	to	0.90%	45.15%		to	44.28%

168	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Utilities, Init Cl
2024	2,459	$1.53	to	$1.53	$3,756	2.34%	0.00%	to	0.00%	11.66%	to	11.66%
2023	2,288	$1.37	to	$1.37	$3,130	3.64%	0.00%	to	0.00%	(2.11%)	to	(2.11%)
2022	1,767	$1.40	to	$1.40	$2,470	2.57%	0.00%	to	0.00%	0.76%	to	0.76%
2021	1,078	$1.39	to	$1.39	$1,495	1.76%	0.00%	to	0.00%	14.09%	to	14.09%
2020	598	$1.22	to	$1.22	$727	2.79%	0.00%	to	0.00%	5.90%	to	5.90%
MFS Utilities, Serv Cl
2024	7,326	$2.55	to	$6.83	$23,386	2.05%	0.00%	to	0.90%	11.34%	to	10.34%
2023	7,481	$2.29	to	$6.19	$23,338	3.28%	0.00%	to	0.90%	(2.33%)	to	(3.20%)
2022	8,179	$2.34	to	$6.40	$27,068	2.27%	0.00%	to	0.90%	0.48%	to	(0.42%)
2021	7,307	$2.33	to	$6.42	$24,415	1.53%	0.00%	to	0.90%	13.82%	to	12.80%
2020	7,495	$2.05	to	$5.69	$22,350	2.21%	0.00%	to	0.90%	5.62%	to	4.67%
MS VIF Dis, Cl I
2024	5,820	$1.93	to	$1.93	$11,248	—	0.00%	to	0.00%	41.83%	to	41.83%
2023	5,406	$1.36	to	$1.36	$7,367	—	0.00%	to	0.00%	44.34%	to	44.34%
2022	3,634	$0.94	to	$0.94	$3,430	—	0.00%	to	0.00%	(62.96%)	to	(62.96%)
2021	2,007	$2.55	to	$2.55	$5,117	—	0.00%	to	0.00%	(11.06%)	to	(11.06%)
2020	1,054	$2.87	to	$2.87	$3,020	—	0.00%	to	0.00%	152.30%	to	152.30%
MS VIF Dis, Cl II
2024	5,379	$4.56	to	$4.53	$27,418	—	0.00%	to	0.90%	41.73%	to	40.45%
2023	5,728	$3.22	to	$3.22	$22,416	—	0.00%	to	0.90%	44.13%	to	42.84%
2022	5,392	$2.23	to	$2.26	$15,695	—	0.00%	to	0.90%	(62.97%)	to	(63.30%)
2021	5,974	$6.02	to	$6.15	$46,836	—	0.00%	to	0.90%	(11.19%)	to	(11.99%)
2020	6,550	$6.78	to	$6.98	$58,195	—	0.00%	to	0.90%	152.04%	to	149.79%
NB AMT Sus Eq, Cl I
2024	1,450	$2.17	to	$2.17	$3,142	0.23%	0.00%	to	0.00%	25.84%	to	25.84%
2023	1,332	$1.72	to	$1.72	$2,293	0.37%	0.00%	to	0.00%	26.90%	to	26.90%
2022	1,161	$1.36	to	$1.36	$1,576	0.45%	0.00%	to	0.00%	(18.45%)	to	(18.45%)
2021	387	$1.66	to	$1.66	$644	0.46%	0.00%	to	0.00%	23.48%	to	23.48%
2020	148	$1.35	to	$1.35	$199	0.79%	0.00%	to	0.00%	19.56%	to	19.56%
NB AMT Sus Eq, Cl S
2024	264	$4.51	to	$4.51	$1,188	—	0.00%	to	0.00%	25.52%	to	25.52%
2023	244	$3.59	to	$3.59	$877	0.08%	0.00%	to	0.00%	26.57%	to	26.57%
2022	258	$2.84	to	$2.84	$731	0.13%	0.00%	to	0.00%	(18.65%)	to	(18.65%)
2021	266	$3.49	to	$3.49	$927	0.19%	0.00%	to	0.00%	23.16%	to	23.16%
2020	255	$2.83	to	$2.83	$721	0.41%	0.00%	to	0.00%	19.28%	to	19.28%
PIMCO VIT All Asset, Advisor Cl
2024	6,328	$1.58	to	$1.86	$11,982	6.30%	0.00%	to	0.90%	3.58%	to	2.64%
2023	6,334	$1.53	to	$1.81	$12,131	2.84%	0.00%	to	0.90%	8.02%	to	7.05%
2022	6,499	$1.41	to	$1.69	$11,758	7.59%	0.00%	to	0.90%	(11.87%)	to	(12.66%)
2021	6,552	$1.60	to	$1.94	$13,665	10.90%	0.00%	to	0.90%	16.04%	to	15.00%
2020	7,112	$1.38	to	$1.68	$12,828	4.84%	0.00%	to	0.90%	7.91%	to	6.94%
PIMCO VIT All Asset, Inst Cl
2024	973	$1.33	to	$1.33	$1,298	6.55%	0.00%	to	0.00%	3.95%	to	3.95%
2023	886	$1.28	to	$1.28	$1,138	4.18%	0.00%	to	0.00%	8.28%	to	8.28%
2022	167	$1.19	to	$1.19	$198	8.02%	0.00%	to	0.00%	(11.66%)	to	(11.66%)
2021	112	$1.34	to	$1.34	$150	10.93%	0.00%	to	0.00%	16.41%	to	16.41%
2020	86	$1.15	to	$1.15	$99	5.75%	0.00%	to	0.00%	8.17%	to	8.17%
PIMCO VIT Glb Man As Alloc, Adv Cl
2024	550	$1.73	to	$1.73	$952	3.43%	0.00%	to	0.00%	10.76%	to	10.76%
2023	555	$1.56	to	$1.56	$867	2.51%	0.00%	to	0.00%	12.85%	to	12.85%
2022	319	$1.38	to	$1.38	$441	2.50%	0.00%	to	0.00%	(18.40%)	to	(18.40%)
2021	76	$1.70	to	$1.70	$129	2.32%	0.00%	to	0.00%	12.60%	to	12.60%
2020	79	$1.51	to	$1.51	$120	7.82%	0.00%	to	0.00%	16.71%	to	16.71%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2024	17,386	$1.20	to	$1.07	$19,558	3.92%	0.00%	to	0.90%	2.43%		to	1.51%
2023	13,673	$1.17	to	$1.05	$15,066	3.48%	0.00%	to	0.90%	5.83%		to	4.88%
2022	10,438	$1.11	to	$1.00	$10,911	2.51%	0.00%	to	0.90%	(14.39%)		to	(15.15%)
2021	10,893	$1.29	to	$1.18	$13,353	1.72%	0.00%	to	0.90%	(1.36%)		to	(2.25%)
2020	12,119	$1.31	to	$1.21	$15,103	1.96%	0.00%	to	0.90%	8.54%		to	7.57%
PIMCO VIT Tot Return, Inst Cl
2024	5,282	$1.07	to	$1.07	$5,673	4.17%	0.00%	to	0.00%	2.69%		to	2.69%
2023	3,601	$1.05	to	$1.05	$3,766	3.76%	0.00%	to	0.00%	6.09%		to	6.09%
2022	1,650	$0.99	to	$0.99	$1,627	2.85%	0.00%	to	0.00%	(14.17%)		to	(14.17%)
2021	1,031	$1.15	to	$1.15	$1,184	1.99%	0.00%	to	0.00%	(1.12%)		to	(1.12%)
2020	464	$1.16	to	$1.16	$539	2.19%	0.00%	to	0.00%	8.81%		to	8.81%
Put VT Global Hlth Care, Cl IA
2024	1,832	$1.14	to	$1.14	$2,089	0.56%	0.00%	to	0.00%	1.70%		to	1.70%
2023	1,120	$1.12	to	$1.12	$1,256	0.38%	0.00%	to	0.00%	9.39%		to	9.39%
2022	432	$1.03	to	$1.03	$443	—	0.00%	to	0.00%	3.27	%(6)	to	3.27	%(6)
Put VT Global Hlth Care, Cl IB
2024	7,249	$1.13	to	$5.07	$27,351	0.47%	0.00%	to	0.90%	1.43%		to	0.51%
2023	7,116	$1.12	to	$5.04	$28,810	0.29%	0.00%	to	0.90%	9.14%		to	8.16%
2022	7,234	$1.02	to	$4.66	$28,236	0.40%	0.00%	to	0.90%	3.12	%(6)	to	(5.53%)
2021	6,243	$3.50	to	$4.93	$29,500	1.08%	0.30%	to	0.90%	19.04%		to	18.33%
2020	6,443	$2.94	to	$4.17	$25,621	0.46%	0.30%	to	0.90%	15.93%		to	15.24%
Put VT Hi Yield, Cl IB
2024	1,639	$3.00	to	$3.04	$4,930	5.81%	0.45%	to	0.90%	7.38%		to	6.89%
2023	1,769	$2.79	to	$2.84	$4,960	5.36%	0.45%	to	0.90%	11.64%		to	11.13%
2022	1,916	$2.50	to	$2.56	$4,816	5.21%	0.45%	to	0.90%	(12.00%)		to	(12.39%)
2021	2,053	$2.84	to	$2.92	$5,871	4.79%	0.45%	to	0.90%	4.51%		to	4.03%
2020	2,232	$2.72	to	$2.81	$6,114	5.90%	0.45%	to	0.90%	4.74%		to	4.26%
Put VT Intl Eq, Cl IB
2024	3,852	$1.40	to	$2.28	$8,461	2.15%	0.20%	to	0.90%	2.77%		to	2.05%
2023	3,398	$1.37	to	$2.23	$7,750	0.04%	0.20%	to	0.90%	18.27%		to	17.45%
2022	3,258	$1.15	to	$1.90	$6,565	1.56%	0.20%	to	0.90%	16.28	%(7)	to	(15.53%)
2021	3,271	$1.86	to	$2.25	$7,787	1.15%	0.30%	to	0.90%	8.49%		to	7.85%
2020	3,020	$1.71	to	$2.09	$6,531	1.54%	0.30%	to	0.90%	11.76%		to	11.09%
Put VT Intl Val, Cl IA
2024	252	$1.07	to	$1.07	$269	0.00%	0.00%	to	0.00%	8.34	%(8)	to	8.34	%(8)
Put VT Lg Cap Val, Cl IA
2024	1,060	$1.20	to	$1.20	$1,267	0.04%	0.00%	to	0.00%	20.16	%(8)	to	20.16	%(8)
Put VT Sus Leaders, Cl IA
2024	17,166	$9.75	to	$8.16	$153,069	0.38%	0.45%	to	0.90%	22.78%		to	22.22%
2023	18,872	$7.94	to	$6.68	$137,266	0.75%	0.45%	to	0.90%	25.85%		to	25.29%
2022	20,480	$6.31	to	$5.33	$118,584	0.83%	0.45%	to	0.90%	(23.07%)		to	(23.41%)
2021	21,923	$8.20	to	$6.96	$165,256	0.34%	0.45%	to	0.90%	23.28%		to	22.73%
2020	23,599	$6.65	to	$5.67	$144,393	0.64%	0.45%	to	0.90%	28.48%		to	27.91%
Put VT Sus Leaders, Cl IB
2024	1,367	$1.61	to	$6.07	$6,503	0.20%	0.20%	to	0.90%	22.78%		to	21.91%
2023	1,184	$1.31	to	$4.98	$5,503	0.51%	0.20%	to	0.90%	25.86%		to	24.98%
2022	1,165	$1.04	to	$3.99	$4,485	0.56%	0.20%	to	0.90%	5.04	%(7)	to	(23.60%)
2021	1,230	$4.57	to	$5.22	$6,234	0.14%	0.30%	to	0.90%	23.16%		to	22.43%
2020	1,239	$3.71	to	$4.26	$5,145	0.41%	0.30%	to	0.90%	28.51%		to	27.74%
Royce Micro-Cap, Invest Cl
2024	6,411	$4.60	to	$6.47	$31,458	—	0.45%	to	0.90%	13.16%		to	12.65%
2023	6,886	$4.06	to	$5.74	$29,908	—	0.45%	to	0.90%	18.25%		to	17.72%
2022	7,418	$3.43	to	$4.88	$27,319	—	0.45%	to	0.90%	(22.78%)		to	(23.13%)
2021	7,906	$4.45	to	$6.35	$37,739	—	0.45%	to	0.90%	29.40%		to	28.82%
2020	8,609	$3.44	to	$4.93	$31,936	—	0.45%	to	0.90%	23.24%		to	22.68%

170	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Temp Global Bond, Cl 1
2024	887	$0.78	to	$0.78	$695	—	0.00%	to	0.00%	(11.13%)		to	(11.13%)
2023	875	$0.88	to	$0.88	$772	—	0.00%	to	0.00%	3.20%		to	3.20%
2022	608	$0.85	to	$0.85	$519	—	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2021	248	$0.90	to	$0.90	$223	—	0.00%	to	0.00%	(4.62%)		to	(4.62%)
2020	152	$0.94	to	$0.94	$143	7.82%	0.00%	to	0.00%	(5.07%)		to	(5.07%)
Temp Global Bond, Cl 2
2024	3,064	$0.85	to	$0.73	$2,403	—	0.00%	to	0.90%	(11.37%)		to	(12.17%)
2023	3,195	$0.95	to	$0.84	$2,831	—	0.00%	to	0.90%	2.88%		to	1.97%
2022	3,373	$0.93	to	$0.82	$2,913	—	0.00%	to	0.90%	(4.95%)		to	(5.80%)
2021	3,391	$0.98	to	$0.87	$3,085	—	0.00%	to	0.90%	(4.99%)		to	(5.84%)
2020	3,686	$1.03	to	$0.92	$3,542	8.39%	0.00%	to	0.90%	(5.28%)		to	(6.13%)
Third Ave VST Third Ave Value
2024	6,926	$3.56	to	$4.40	$25,838	2.48%	0.45%	to	0.90%	(2.71%)		to	(3.15%)
2023	7,472	$3.66	to	$4.54	$28,722	2.37%	0.45%	to	0.90%	20.27%		to	19.73%
2022	8,118	$3.04	to	$3.79	$25,991	1.49%	0.45%	to	0.90%	15.59%		to	15.07%
2021	8,504	$2.63	to	$3.30	$23,592	0.69%	0.45%	to	0.90%	21.51%		to	20.97%
2020	9,147	$2.17	to	$2.73	$20,951	2.67%	0.45%	to	0.90%	(2.83%)		to	(3.27%)
VanEck VIP Global Gold, Cl S
2024	4,459	$1.55	to	$1.33	$6,343	3.02%	0.00%	to	0.90%	14.41%		to	13.38%
2023	5,084	$1.35	to	$1.17	$6,333	—	0.00%	to	0.90%	10.41%		to	9.42%
2022	4,927	$1.23	to	$1.07	$5,555	—	0.00%	to	0.90%	(13.36%)		to	(14.13%)
2021	4,425	$1.42	to	$1.25	$5,768	11.15%	0.00%	to	0.90%	(14.01%)		to	(14.78%)
2020	5,145	$1.65	to	$1.46	$7,830	2.86%	0.00%	to	0.90%	38.62%		to	37.38%
VP Aggr, Cl 1
2024	91,189	$1.62	to	$1.62	$148,169	—	0.00%	to	0.00%	13.49%		to	13.49%
2023	70,330	$1.43	to	$1.43	$100,692	—	0.00%	to	0.00%	17.51%		to	17.51%
2022	50,815	$1.22	to	$1.22	$61,911	—	0.00%	to	0.00%	(17.99%)		to	(17.99%)
2021	29,035	$1.49	to	$1.49	$43,136	—	0.00%	to	0.00%	16.03%		to	16.03%
2020	11,213	$1.28	to	$1.28	$14,357	—	0.00%	to	0.00%	15.30%		to	15.30%
VP Aggr, Cl 2
2024	152,910	$2.65	to	$2.79	$408,116	—	0.00%	to	0.90%	13.20%		to	12.18%
2023	156,719	$2.34	to	$2.48	$377,076	—	0.00%	to	0.90%	17.22%		to	16.18%
2022	154,880	$2.00	to	$2.14	$323,447	—	0.00%	to	0.90%	(18.19%)		to	(18.92%)
2021	148,828	$2.44	to	$2.64	$381,718	—	0.00%	to	0.90%	15.76%		to	14.72%
2020	145,597	$2.11	to	$2.30	$324,256	—	0.00%	to	0.90%	14.99%		to	13.96%
VP Aggr, Cl 4
2024	144,226	$1.42	to	$2.79	$381,414	—	0.20%	to	0.90%	12.99%		to	12.19%
2023	148,631	$1.25	to	$2.49	$360,394	—	0.20%	to	0.90%	16.96%		to	16.15%
2022	152,995	$1.07	to	$2.14	$325,260	—	0.20%	to	0.90%	7.96	%(7)	to	(18.92%)
2021	158,006	$2.33	to	$2.64	$412,243	—	0.30%	to	0.90%	15.43%		to	14.74%
2020	165,392	$2.02	to	$2.30	$374,911	—	0.30%	to	0.90%	14.62%		to	13.93%
VP Conserv, Cl 1
2024	1,903	$1.17	to	$1.17	$2,222	—	0.00%	to	0.00%	4.69%		to	4.69%
2023	2,638	$1.12	to	$1.12	$2,943	—	0.00%	to	0.00%	8.65%		to	8.65%
2022	976	$1.03	to	$1.03	$1,002	—	0.00%	to	0.00%	(15.26%)		to	(15.26%)
2021	953	$1.21	to	$1.21	$1,155	—	0.00%	to	0.00%	3.05%		to	3.05%
2020	253	$1.18	to	$1.18	$297	—	0.00%	to	0.00%	9.55%		to	9.55%
VP Conserv, Cl 2
2024	14,399	$1.40	to	$1.41	$20,552	—	0.00%	to	0.90%	4.42%		to	3.48%
2023	14,940	$1.34	to	$1.36	$20,767	—	0.00%	to	0.90%	8.46%		to	7.49%
2022	16,047	$1.24	to	$1.26	$20,754	—	0.00%	to	0.90%	(15.54%)		to	(16.30%)
2021	16,880	$1.47	to	$1.51	$26,018	—	0.00%	to	0.90%	2.82%		to	1.89%
2020	21,852	$1.43	to	$1.48	$32,926	—	0.00%	to	0.90%	9.30%		to	8.32%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2024	14,357	$1.16	to	$1.41	$20,593	—	0.20%	to	0.90%	4.28%		to	3.55%
2023	15,252	$1.11	to	$1.36	$21,136	—	0.20%	to	0.90%	8.18%		to	7.42%
2022	15,526	$1.03	to	$1.26	$20,096	—	0.20%	to	0.90%	3.31	%(7)	to	(16.25%)
2021	16,745	$1.41	to	$1.51	$25,785	—	0.30%	to	0.90%	2.51%		to	1.90%
2020	19,543	$1.38	to	$1.48	$29,322	—	0.30%	to	0.90%	8.91%		to	8.26%
VP Man Vol Conserv, Cl 1
2024	561	$1.15	to	$1.15	$646	—	0.00%	to	0.00%	4.65%		to	4.65%
2023	547	$1.10	to	$1.10	$602	—	0.00%	to	0.00%	8.05%		to	8.05%
2022	402	$1.02	to	$1.02	$410	—	0.00%	to	0.00%	(15.75%)		to	(15.75%)
2021	336	$1.21	to	$1.21	$407	—	0.00%	to	0.00%	2.91%		to	2.91%
2020	297	$1.18	to	$1.18	$349	—	0.00%	to	0.00%	8.35%		to	8.35%
VP Man Vol Conserv, Cl 2
2024	2,679	$1.27	to	$1.16	$3,279	—	0.00%	to	0.90%	4.31%		to	3.37%
2023	2,245	$1.22	to	$1.12	$2,647	—	0.00%	to	0.90%	7.87%		to	6.90%
2022	2,548	$1.13	to	$1.05	$2,783	—	0.00%	to	0.90%	(15.99%)		to	(16.74%)
2021	2,829	$1.35	to	$1.26	$3,687	—	0.00%	to	0.90%	2.63%		to	1.71%
2020	5,350	$1.31	to	$1.24	$6,839	—	0.00%	to	0.90%	8.12%		to	7.15%
VP Man Vol Conserv Gro, Cl 1
2024	1,720	$1.24	to	$1.24	$2,126	—	0.00%	to	0.00%	7.15%		to	7.15%
2023	1,440	$1.15	to	$1.15	$1,662	—	0.00%	to	0.00%	10.19%		to	10.19%
2022	921	$1.05	to	$1.05	$964	—	0.00%	to	0.00%	(16.88%)		to	(16.88%)
2021	757	$1.26	to	$1.26	$954	—	0.00%	to	0.00%	5.77%		to	5.77%
2020	454	$1.19	to	$1.19	$541	—	0.00%	to	0.00%	9.35%		to	9.35%
VP Man Vol Conserv Gro, Cl 2
2024	2,548	$1.40	to	$1.27	$3,407	—	0.00%	to	0.90%	6.80%		to	5.84%
2023	2,743	$1.31	to	$1.20	$3,438	—	0.00%	to	0.90%	9.98%		to	8.99%
2022	4,562	$1.19	to	$1.10	$5,217	—	0.00%	to	0.90%	(17.06%)		to	(17.81%)
2021	5,248	$1.43	to	$1.34	$7,264	—	0.00%	to	0.90%	5.45%		to	4.51%
2020	5,346	$1.36	to	$1.28	$7,037	—	0.00%	to	0.90%	9.15%		to	8.17%
VP Man Vol Gro, Cl 1
2024	22,910	$1.43	to	$1.43	$32,769	—	0.00%	to	0.00%	12.26%		to	12.26%
2023	21,742	$1.27	to	$1.27	$27,704	—	0.00%	to	0.00%	14.87%		to	14.87%
2022	15,570	$1.11	to	$1.11	$17,271	—	0.00%	to	0.00%	(19.22%)		to	(19.22%)
2021	10,636	$1.37	to	$1.37	$14,605	—	0.00%	to	0.00%	12.22%		to	12.22%
2020	4,940	$1.22	to	$1.22	$6,044	—	0.00%	to	0.00%	11.56%		to	11.56%
VP Man Vol Gro, Cl 2
2024	29,718	$1.67	to	$1.52	$48,035	—	0.00%	to	0.90%	11.98%		to	10.97%
2023	30,490	$1.49	to	$1.37	$44,069	—	0.00%	to	0.90%	14.59%		to	13.57%
2022	32,153	$1.30	to	$1.20	$40,637	—	0.00%	to	0.90%	(19.43%)		to	(20.15%)
2021	33,101	$1.61	to	$1.51	$52,199	—	0.00%	to	0.90%	11.89%		to	10.89%
2020	35,243	$1.44	to	$1.36	$49,789	—	0.00%	to	0.90%	11.30%		to	10.30%
VP Man Vol Mod Gro, Cl 1
2024	16,770	$1.33	to	$1.33	$22,387	—	0.00%	to	0.00%	9.72%		to	9.72%
2023	13,843	$1.22	to	$1.22	$16,843	—	0.00%	to	0.00%	12.49%		to	12.49%
2022	12,316	$1.08	to	$1.08	$13,321	—	0.00%	to	0.00%	(17.94%)		to	(17.94%)
2021	8,411	$1.32	to	$1.32	$11,086	—	0.00%	to	0.00%	9.02%		to	9.02%
2020	3,495	$1.21	to	$1.21	$4,226	—	0.00%	to	0.00%	10.62%		to	10.62%
VP Man Vol Mod Gro, Cl 2
2024	25,388	$1.54	to	$1.40	$37,779	—	0.00%	to	0.90%	9.41%		to	8.42%
2023	28,243	$1.41	to	$1.29	$38,488	—	0.00%	to	0.90%	12.27%		to	11.27%
2022	30,515	$1.26	to	$1.16	$37,157	—	0.00%	to	0.90%	(18.15%)		to	(18.89%)
2021	31,835	$1.53	to	$1.43	$47,482	—	0.00%	to	0.90%	8.70%		to	7.72%
2020	32,529	$1.41	to	$1.33	$44,786	—	0.00%	to	0.90%	10.37%		to	9.38%

172	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 1
2024	70,462	$1.39	to	$1.39	$98,190	—	0.00%	to	0.00%	9.00%		to	9.00%
2023	51,970	$1.28	to	$1.28	$66,441	—	0.00%	to	0.00%	13.22%		to	13.22%
2022	32,712	$1.13	to	$1.13	$36,939	—	0.00%	to	0.00%	(16.42%)		to	(16.42%)
2021	18,995	$1.35	to	$1.35	$25,663	—	0.00%	to	0.00%	9.31%		to	9.31%
2020	7,609	$1.24	to	$1.24	$9,404	—	0.00%	to	0.00%	13.12%		to	13.12%
VP Mod, Cl 2
2024	189,190	$1.96	to	$2.04	$382,189	—	0.00%	to	0.90%	8.72%		to	7.74%
2023	201,445	$1.80	to	$1.89	$380,800	—	0.00%	to	0.90%	12.96%		to	11.95%
2022	207,403	$1.59	to	$1.69	$351,694	—	0.00%	to	0.90%	(16.61%)		to	(17.35%)
2021	219,117	$1.91	to	$2.05	$448,231	—	0.00%	to	0.90%	9.00%		to	8.03%
2020	222,654	$1.75	to	$1.90	$420,315	—	0.00%	to	0.90%	12.87%		to	11.85%
VP Mod, Cl 4
2024	251,029	$1.28	to	$2.04	$505,192	—	0.20%	to	0.90%	8.49%		to	7.73%
2023	265,810	$1.18	to	$1.90	$505,008	—	0.20%	to	0.90%	12.72%		to	11.93%
2022	282,125	$1.05	to	$1.70	$484,159	—	0.20%	to	0.90%	5.51	%(7)	to	(17.33%)
2021	304,930	$1.83	to	$2.05	$630,044	—	0.30%	to	0.90%	8.72%		to	8.07%
2020	319,471	$1.69	to	$1.90	$608,612	—	0.30%	to	0.90%	12.45%		to	11.78%
VP Mod Aggr, Cl 1
2024	193,655	$1.50	to	$1.50	$290,533	—	0.00%	to	0.00%	11.28%		to	11.28%
2023	149,201	$1.35	to	$1.35	$201,149	—	0.00%	to	0.00%	15.23%		to	15.23%
2022	106,704	$1.17	to	$1.17	$124,844	—	0.00%	to	0.00%	(17.38%)		to	(17.38%)
2021	65,043	$1.42	to	$1.42	$92,106	—	0.00%	to	0.00%	12.61%		to	12.61%
2020	29,363	$1.26	to	$1.26	$36,923	—	0.00%	to	0.00%	14.26%		to	14.26%
VP Mod Aggr, Cl 2
2024	323,314	$2.27	to	$2.39	$749,867	—	0.00%	to	0.90%	11.00%		to	10.00%
2023	339,295	$2.05	to	$2.17	$719,979	—	0.00%	to	0.90%	14.93%		to	13.91%
2022	348,746	$1.78	to	$1.90	$650,500	—	0.00%	to	0.90%	(17.59%)		to	(18.33%)
2021	357,969	$2.16	to	$2.33	$813,230	—	0.00%	to	0.90%	12.31%		to	11.30%
2020	357,294	$1.92	to	$2.10	$726,401	—	0.00%	to	0.90%	14.03%		to	13.01%
VP Mod Aggr, Cl 4
2024	443,590	$1.35	to	$2.39	$1,026,006	—	0.20%	to	0.90%	10.76%		to	9.98%
2023	464,108	$1.22	to	$2.17	$996,386	—	0.20%	to	0.90%	14.68%		to	13.88%
2022	483,099	$1.06	to	$1.91	$921,539	—	0.20%	to	0.90%	6.74	%(7)	to	(18.30%)
2021	501,422	$2.07	to	$2.34	$1,166,624	—	0.30%	to	0.90%	12.00%		to	11.33%
2020	523,905	$1.85	to	$2.10	$1,089,410	—	0.30%	to	0.90%	13.67%		to	12.99%
VP Mod Conserv, Cl 1
2024	4,365	$1.27	to	$1.27	$5,546	—	0.00%	to	0.00%	6.72%		to	6.72%
2023	3,599	$1.19	to	$1.19	$4,285	—	0.00%	to	0.00%	10.78%		to	10.78%
2022	1,675	$1.07	to	$1.07	$1,801	—	0.00%	to	0.00%	(15.93%)		to	(15.93%)
2021	1,234	$1.28	to	$1.28	$1,578	—	0.00%	to	0.00%	5.99%		to	5.99%
2020	813	$1.21	to	$1.21	$981	—	0.00%	to	0.00%	11.28%		to	11.28%
VP Mod Conserv, Cl 2
2024	26,073	$1.65	to	$1.69	$44,193	—	0.00%	to	0.90%	6.41%		to	5.45%
2023	26,415	$1.55	to	$1.60	$42,844	—	0.00%	to	0.90%	10.50%		to	9.51%
2022	29,163	$1.40	to	$1.46	$43,275	—	0.00%	to	0.90%	(16.09%)		to	(16.84%)
2021	31,917	$1.67	to	$1.76	$56,512	—	0.00%	to	0.90%	5.74%		to	4.79%
2020	36,946	$1.58	to	$1.68	$62,370	—	0.00%	to	0.90%	11.00%		to	10.01%
VP Mod Conserv, Cl 4
2024	33,080	$1.22	to	$1.69	$55,367	—	0.20%	to	0.90%	6.19%		to	5.44%
2023	34,753	$1.15	to	$1.60	$56,234	—	0.20%	to	0.90%	10.26%		to	9.49%
2022	37,850	$1.04	to	$1.46	$56,077	—	0.20%	to	0.90%	4.54	%(7)	to	(16.85%)
2021	41,862	$1.61	to	$1.76	$74,134	—	0.30%	to	0.90%	5.47%		to	4.84%
2020	48,949	$1.52	to	$1.68	$82,043	—	0.30%	to	0.90%	10.65%		to	9.99%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	173

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 1
2024	1,816	$1.08	to	$1.08	$1,965	3.64%	0.00%	to	0.00%	2.25%		to	2.25%
2023	1,198	$1.06	to	$1.06	$1,268	2.78%	0.00%	to	0.00%	6.30%		to	6.30%
2022	546	$1.00	to	$1.00	$544	1.73%	0.00%	to	0.00%	(13.29%)		to	(13.29%)
2021	397	$1.15	to	$1.15	$455	1.57%	0.00%	to	0.00%	(1.24%)		to	(1.24%)
2020	203	$1.16	to	$1.16	$236	1.87%	0.00%	to	0.00%	8.27%		to	8.27%
VP Ptnrs Core Bond, Cl 2
2024	570	$1.18	to	$1.18	$672	3.15%	0.00%	to	0.00%	2.01%		to	2.01%
2023	537	$1.16	to	$1.16	$621	2.73%	0.00%	to	0.00%	6.06%		to	6.06%
2022	407	$1.09	to	$1.09	$444	1.33%	0.00%	to	0.00%	(13.60%)		to	(13.60%)
2021	764	$1.26	to	$1.26	$964	1.16%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	699	$1.28	to	$1.28	$895	1.85%	0.00%	to	0.00%	7.97%		to	7.97%
VP Ptnrs Core Eq, Cl 1
2024	1,034	$2.17	to	$2.17	$2,246	—	0.00%	to	0.00%	23.44%		to	23.44%
2023	694	$1.76	to	$1.76	$1,221	—	0.00%	to	0.00%	24.71%		to	24.71%
2022	364	$1.41	to	$1.41	$514	—	0.00%	to	0.00%	(17.33%)		to	(17.33%)
2021	160	$1.71	to	$1.71	$274	—	0.00%	to	0.00%	29.45%		to	29.45%
2020	15	$1.32	to	$1.32	$20	—	0.00%	to	0.00%	17.02%		to	17.02%
VP Ptnrs Core Eq, Cl 2
2024	206	$4.24	to	$4.24	$870	—	0.00%	to	0.00%	23.10%		to	23.10%
2023	159	$3.44	to	$3.44	$549	—	0.00%	to	0.00%	24.43%		to	24.43%
2022	197	$2.77	to	$2.77	$546	—	0.00%	to	0.00%	(17.55%)		to	(17.55%)
2021	178	$3.35	to	$3.35	$597	—	0.00%	to	0.00%	29.18%		to	29.18%
2020	163	$2.60	to	$2.60	$424	—	0.00%	to	0.00%	16.73%		to	16.73%
VP Ptnrs Core Eq, Cl 3
2024	1,734	$1.62	to	$3.38	$8,209	—	0.20%	to	0.90%	23.01%		to	22.15%
2023	1,739	$1.31	to	$2.77	$6,788	—	0.20%	to	0.90%	24.30%		to	23.44%
2022	1,667	$1.06	to	$2.24	$5,869	—	0.20%	to	0.90%	6.59	%(7)	to	(18.17%)
2021	1,815	$3.22	to	$2.74	$7,679	—	0.30%	to	0.90%	28.95%		to	28.18%
2020	1,929	$2.50	to	$2.14	$6,275	—	0.30%	to	0.90%	16.49%		to	15.80%
VP Ptnrs Intl Core Eq, Cl 1
2024	3,022	$1.37	to	$1.37	$4,153	1.16%	0.00%	to	0.00%	5.86%		to	5.86%
2023	2,310	$1.30	to	$1.30	$2,999	1.26%	0.00%	to	0.00%	17.70%		to	17.70%
2022	1,575	$1.10	to	$1.10	$1,737	1.92%	0.00%	to	0.00%	(19.51%)		to	(19.51%)
2021	1,040	$1.37	to	$1.37	$1,425	1.53%	0.00%	to	0.00%	13.55%		to	13.55%
2020	263	$1.21	to	$1.21	$317	0.17%	0.00%	to	0.00%	11.16%		to	11.16%
VP Ptnrs Intl Core Eq, Cl 2
2024	1,264	$1.79	to	$1.79	$2,266	1.02%	0.00%	to	0.00%	5.58%		to	5.58%
2023	1,287	$1.70	to	$1.70	$2,185	1.11%	0.00%	to	0.00%	17.34%		to	17.34%
2022	1,209	$1.45	to	$1.45	$1,748	1.90%	0.00%	to	0.00%	(19.64%)		to	(19.64%)
2021	1,269	$1.80	to	$1.80	$2,284	1.38%	0.00%	to	0.00%	13.18%		to	13.18%
2020	494	$1.59	to	$1.59	$785	0.18%	0.00%	to	0.00%	10.96%		to	10.96%
VP Ptnrs Intl Gro, Cl 1
2024	5,355	$1.29	to	$1.29	$6,921	0.61%	0.00%	to	0.00%	(1.17%)		to	(1.17%)
2023	4,117	$1.31	to	$1.31	$5,383	0.44%	0.00%	to	0.00%	14.77%		to	14.77%
2022	3,039	$1.14	to	$1.14	$3,463	—	0.00%	to	0.00%	(26.69%)		to	(26.69%)
2021	1,925	$1.55	to	$1.55	$2,993	0.04%	0.00%	to	0.00%	10.63%		to	10.63%
2020	618	$1.41	to	$1.41	$868	0.16%	0.00%	to	0.00%	22.62%		to	22.62%
VP Ptnrs Intl Gro, Cl 2
2024	3,807	$1.70	to	$1.70	$6,478	0.45%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2023	3,686	$1.73	to	$1.73	$6,362	0.24%	0.00%	to	0.00%	14.45%		to	14.45%
2022	3,488	$1.51	to	$1.51	$5,260	—	0.00%	to	0.00%	(26.87%)		to	(26.87%)
2021	3,294	$2.06	to	$2.06	$6,793	—	0.00%	to	0.00%	10.33%		to	10.33%
2020	2,677	$1.87	to	$1.87	$5,003	0.08%	0.00%	to	0.00%	22.30%		to	22.30%

174	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Val, Cl 1
2024	2,624	$1.22	to	$1.22	$3,209	2.53%	0.00%	to	0.00%	4.62%		to	4.62%
2023	2,054	$1.17	to	$1.17	$2,402	1.91%	0.00%	to	0.00%	17.14%		to	17.14%
2022	1,427	$1.00	to	$1.00	$1,424	2.17%	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	921	$1.13	to	$1.13	$1,038	1.77%	0.00%	to	0.00%	11.80%		to	11.80%
2020	342	$1.01	to	$1.01	$345	0.44%	0.00%	to	0.00%	(3.82%)		to	(3.82%)
VP Ptnrs Intl Val, Cl 2
2024	2,210	$1.65	to	$1.65	$3,638	2.57%	0.00%	to	0.00%	4.30%		to	4.30%
2023	2,380	$1.58	to	$1.58	$3,756	1.81%	0.00%	to	0.00%	16.96%		to	16.96%
2022	2,046	$1.35	to	$1.35	$2,760	2.13%	0.00%	to	0.00%	(11.75%)		to	(11.75%)
2021	1,947	$1.53	to	$1.53	$2,976	1.77%	0.00%	to	0.00%	11.64%		to	11.64%
2020	1,124	$1.37	to	$1.37	$1,540	0.68%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
VP Ptnrs Sm Cap Gro, Cl 1
2024	1,453	$1.40	to	$1.40	$2,031	—	0.00%	to	0.00%	19.04%		to	19.04%
2023	845	$1.17	to	$1.17	$992	—	0.00%	to	0.00%	7.20%		to	7.20%
2022	530	$1.10	to	$1.10	$580	—	0.00%	to	0.00%	(28.97%)		to	(28.97%)
2021	371	$1.54	to	$1.54	$572	—	0.00%	to	0.00%	8.29%		to	8.29%
2020	129	$1.42	to	$1.42	$183	—	0.00%	to	0.00%	38.77%		to	38.77%
VP Ptnrs Sm Cap Gro, Cl 2
2024	458	$2.61	to	$2.61	$1,197	—	0.00%	to	0.00%	18.70%		to	18.70%
2023	379	$2.20	to	$2.20	$833	—	0.00%	to	0.00%	6.93%		to	6.93%
2022	355	$2.06	to	$2.06	$731	—	0.00%	to	0.00%	(29.13%)		to	(29.13%)
2021	368	$2.91	to	$2.91	$1,070	—	0.00%	to	0.00%	8.02%		to	8.02%
2020	339	$2.69	to	$2.69	$911	—	0.00%	to	0.00%	38.43%		to	38.43%
VP Ptnrs Sm Cap Val, Cl 1
2024	687	$1.37	to	$1.37	$945	—	0.00%	to	0.00%	7.97%		to	7.97%
2023	553	$1.27	to	$1.27	$704	—	0.00%	to	0.00%	11.38%		to	11.38%
2022	432	$1.14	to	$1.14	$494	—	0.00%	to	0.00%	(12.94%)		to	(12.94%)
2021	322	$1.31	to	$1.31	$422	—	0.00%	to	0.00%	24.01%		to	24.01%
2020	124	$1.06	to	$1.06	$132	—	0.00%	to	0.00%	4.27%		to	4.27%
VP Ptnrs Sm Cap Val, Cl 2
2024	512	$2.43	to	$2.43	$1,245	—	0.00%	to	0.00%	7.70%		to	7.70%
2023	523	$2.26	to	$2.26	$1,180	—	0.00%	to	0.00%	11.08%		to	11.08%
2022	506	$2.03	to	$2.03	$1,028	—	0.00%	to	0.00%	(13.16%)		to	(13.16%)
2021	609	$2.34	to	$2.34	$1,425	—	0.00%	to	0.00%	23.75%		to	23.75%
2020	268	$1.89	to	$1.89	$507	—	0.00%	to	0.00%	3.99%		to	3.99%
VP Ptnrs Sm Cap Val, Cl 3
2024	5,138	$1.29	to	$3.90	$13,633	—	0.20%	to	0.90%	7.61%		to	6.86%
2023	4,826	$1.20	to	$3.65	$13,822	—	0.20%	to	0.90%	11.04%		to	10.27%
2022	4,385	$1.08	to	$3.31	$13,017	—	0.20%	to	0.90%	8.27	%(7)	to	(13.84%)
2021	4,687	$2.25	to	$3.84	$16,045	—	0.30%	to	0.90%	23.52%		to	22.78%
2020	4,998	$1.82	to	$3.13	$13,826	—	0.30%	to	0.90%	3.80%		to	3.18%
VP US Flex Conserv Gro, Cl 1
2024	409	$1.28	to	$1.28	$525	—	0.00%	to	0.00%	9.67%		to	9.67%
2023	354	$1.17	to	$1.17	$414	—	0.00%	to	0.00%	11.53%		to	11.53%
2022	285	$1.05	to	$1.05	$300	—	0.00%	to	0.00%	(16.54%)		to	(16.54%)
2021	112	$1.26	to	$1.26	$140	—	0.00%	to	0.00%	7.76%		to	7.76%
2020	80	$1.17	to	$1.17	$93	—	0.00%	to	0.00%	6.18%		to	6.18%
VP US Flex Gro, Cl 1
2024	8,509	$1.53	to	$1.53	$13,009	—	0.00%	to	0.00%	17.43%		to	17.43%
2023	7,333	$1.30	to	$1.30	$9,547	—	0.00%	to	0.00%	17.14%		to	17.14%
2022	5,639	$1.11	to	$1.11	$6,268	—	0.00%	to	0.00%	(18.54%)		to	(18.54%)
2021	3,562	$1.36	to	$1.36	$4,860	—	0.00%	to	0.00%	15.76%		to	15.76%
2020	784	$1.18	to	$1.18	$924	—	0.00%	to	0.00%	5.07%		to	5.07%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	175

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Mod Gro, Cl 1
2024	4,252	$1.41	to	$1.41	$5,979	—	0.00%	to	0.00%	13.44%		to	13.44%
2023	3,894	$1.24	to	$1.24	$4,827	—	0.00%	to	0.00%	14.29%		to	14.29%
2022	3,147	$1.08	to	$1.08	$3,413	—	0.00%	to	0.00%	(17.36%)		to	(17.36%)
2021	2,247	$1.31	to	$1.31	$2,948	—	0.00%	to	0.00%	11.71%		to	11.71%
2020	1,337	$1.17	to	$1.17	$1,571	—	0.00%	to	0.00%	5.74%		to	5.74%
Wanger Acorn
2024	23,340	$1.39	to	$6.34	$98,353	—	0.20%	to	0.90%	13.95%		to	13.15%
2023	22,136	$1.22	to	$5.61	$93,893	—	0.20%	to	0.90%	21.49%		to	20.65%
2022	21,324	$1.01	to	$4.65	$82,361	—	0.20%	to	0.90%	2.29	%(7)	to	(34.06%)
2021	22,005	$3.35	to	$7.05	$128,789	0.75%	0.30%	to	0.90%	8.57%		to	7.92%
2020	23,590	$3.09	to	$6.53	$127,425	—	0.30%	to	0.90%	23.86%		to	23.11%
Wanger Intl
2024	26,596	$1.23	to	$2.55	$60,049	1.38%	0.20%	to	0.90%	(8.43%)		to	(9.08%)
2023	26,324	$1.34	to	$2.81	$69,984	0.32%	0.20%	to	0.90%	16.72%		to	15.91%
2022	26,402	$1.15	to	$2.42	$63,137	0.92%	0.20%	to	0.90%	15.79	%(7)	to	(34.44%)
2021	27,689	$2.23	to	$3.69	$100,656	0.55%	0.30%	to	0.90%	18.45%		to	17.74%
2020	29,062	$1.88	to	$3.14	$89,520	2.03%	0.30%	to	0.90%	14.02%		to	13.34%
WA Var Global Hi Yd Bond, Cl I
2024	995	$1.20	to	$1.20	$1,191	6.68%	0.00%	to	0.00%	7.06%		to	7.06%
2023	927	$1.12	to	$1.12	$1,036	6.42%	0.00%	to	0.00%	10.26%		to	10.26%
2022	739	$1.01	to	$1.01	$749	8.25%	0.00%	to	0.00%	(13.72%)		to	(13.72%)
2021	411	$1.17	to	$1.17	$483	5.05%	0.00%	to	0.00%	1.33%		to	1.33%
2020	237	$1.16	to	$1.16	$274	4.75%	0.00%	to	0.00%	7.32%		to	7.32%
WA Var Global Hi Yd Bond, Cl II
2024	238	$1.42	to	$1.42	$337	6.35%	0.00%	to	0.00%	6.70%		to	6.70%
2023	216	$1.33	to	$1.33	$288	5.21%	0.00%	to	0.00%	9.96%		to	9.96%
2022	228	$1.21	to	$1.21	$276	5.29%	0.00%	to	0.00%	(13.87%)		to	(13.87%)
2021	303	$1.40	to	$1.40	$425	3.70%	0.00%	to	0.00%	1.04%		to	1.04%
2020	230	$1.39	to	$1.39	$320	3.98%	0.00%	to	0.00%	7.12%		to	7.12%

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 2, 2022.
(7)	New subaccount operations commenced on October 10, 2022.
(8)	New subaccount operations commenced on January 16, 2024.
(9)	New subaccount operations commenced on April 26, 2024.
(10)	The investment income ratio and total return reflect the effect of a reimbursement of income from a trade error. See Note 9 in the Notes to Financial Statements.

176	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. REIMBURSEMENT OF INCOME FROM TRADE ERROR

Due to an error in trading instructions during the period, the investment owned by the EV VT Floating-Rate Inc, Inst Cl division of the Account as of December 31, 2024, is comprised of shares of the Initial Class of Eaton Vance VT Floating-Rate Fund. The EV VT Floating-Rate Inc, Inst Cl division intended to invest in Institutional Class shares of the Eaton Vance VT Floating-Rate Fund. On April 8, 2025, the EV VT Floating-Rate Inc, Inst Cl’s Initial Class shares were exchanged to Institutional Class shares of the Fund.

The Eaton Vance VT Floating-Rate Fund Institutional Class shares and its Initial Class shares differ in that Institutional Class shares typically incur lower fund expenses. If the EV VT Floating-Rate Inc, Inst Cl division had held Institutional shares, it would have recorded higher dividend income. RiverSource Life and/or its affiliates have agreed to reimburse the EV VT Floating-Rate Inc, Inst Cl division $209 representing the amount of lower dividend distributions received.

There were no material impacts to any contract holder transactions or account values at any time as a result of this trade error. The investment income ratio and total return presented in the financial highlights reflect the effect of the reimbursement.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	177

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2024, the market risk benefits asset was $2,182 million and the market risk benefits liability was $1,263 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2025

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2024, $23,127; 2023, $19,871; allowance for credit losses: 2024, $1; 2023, $2)	$22,259	$19,374
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $10; 2023, $10)	1,797	1,725
Policy loans	982	912
Other investments (allowance for credit losses: 2024, nil; 2023, nil)	115	165
Total investments	25,153	22,176
Investments of consolidated investment entities, at fair value	2,387	2,099
Cash and cash equivalents	2,483	2,598
Cash of consolidated investment entities, at fair value	373	87
Market risk benefits	2,182	1,427
Reinsurance recoverables (allowance for credit losses: 2024, $20; 2023, $27)	4,046	4,284
Receivables	6,042	6,702
Receivables of consolidated investment entities, at fair value	31	28
Accrued investment income	216	176
Deferred acquisition costs	2,661	2,696
Other assets	10,482	6,977
Other assets of consolidated investment entities, at fair value	2	1
Separate account assets	75,576	74,634
Total assets	$131,634	$123,885

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$41,863	$37,535
Market risk benefits	1,263	1,762
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,429	2,155
Other liabilities	8,298	5,896
Other liabilities of consolidated investment entities, at fair value	314	45
Separate account liabilities	75,576	74,634
Total liabilities	130,444	122,728
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(400)	(618)
Accumulated other comprehensive income (loss), net of tax	(879)	(694)
Total shareholder’s equity	1,190	1,157
Total liabilities and shareholder’s equity	$131,634	$123,885

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$472	$448	$306
Net investment income	1,546	1,304	827
Policy and contract charges	2,060	2,020	2,078
Other revenues	578	590	644
Net realized investment gains (losses)	(81)	(70)	(100)
Total revenues	4,575	4,292	3,755

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,299	1,348	236
Interest credited to fixed accounts	616	654	665
Remeasurement (gains) losses of future policy benefit reserves	(44)	(20)	1
Change in fair value of market risk benefits	628	798	311
Amortization of deferred acquisition costs	234	239	241
Interest and debt expense	192	192	108
Other insurance and operating expenses	729	697	682
Total benefits and expenses	3,654	3,908	2,244
Pretax income (loss)	921	384	1,511
Income tax provision (benefit)	103	(10)	209
Net income	$818	$394	$1,302

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2024	2023	2022

Net income	$818	$394	$1,302
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(276)	509	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	153	(54)	861
Effect of changes in instrument-specific credit risk on market risk benefits	(62)	(65)	407
Total other comprehensive income (loss), net of tax	(185)	390	(767)
Total comprehensive income (loss)	$633	$784	$535

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$3	$2,466	$(1,114)	$(317)	$1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive loss, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2024	$3	$2,466	$(400)	$(879)	$1,190

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$818	$394	$1,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(195)	(205)	(201)
Deferred income tax (benefit) expense	404	100	154
Contractholder and policyholder charges, non-cash	(407)	(403)	(395)
Loss from equity method investments	28	26	48
Net realized investment (gains) losses	12	46	(3)
Impairments and provision for loan losses	(1)	(20)	91
Net losses (gains) of consolidated investment entities	(13)	23	17
Changes in operating assets and liabilities:
Deferred acquisition costs	35	63	62
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	4,238	3,474	1,013
Derivatives, net of collateral	(1,669)	(666)	311
Reinsurance recoverables	89	100	84
Receivables	291	333	279
Accrued investment income	(40)	(31)	(21)
Current income tax, net	(15)	(323)	72
Other operating assets and liabilities of consolidated investment entities	1	(5)	2
Other, net	92	134	136
Net cash provided by (used in) operating activities	3,668	3,040	2,951

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,106	617	1,309
Maturities, sinking fund payments and calls	1,775	963	1,563
Purchases	(6,039)	(4,187)	(5,600)
Proceeds from sales, maturities and repayments of mortgage loans	123	118	141
Funding of mortgage loans	(196)	(74)	(124)
Proceeds from sales and collections of other investments	34	29	24
Purchase of other investments	(14)	(15)	(46)
Purchase of investments by consolidated investment entities	(1,125)	(427)	(961)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	1,117	643	615
Purchase of equipment and software	(10)	(10)	(13)
Change in policy loans, net	(70)	(65)	(13)
Cash paid for deposit receivable	(33)	(39)	(45)
Cash received for deposit receivable	592	774	550
Advance on line of credit to Ameriprise Financial, Inc.	(450)	(850)	(1,034)
Repayment from Ameriprise Financial, Inc. on line of credit	450	850	1,034
Cash paid for written options with deferred premiums	(57)	(59)	(619)
Cash received from written options with deferred premiums	22	43	204
Other, net	(1)	25	21
Net cash provided by (used in) investing activities	(2,776)	(1,664)	(2,994)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,470	1,476	1,169
Net transfers from (to) separate accounts	(176)	(132)	(162)
Surrenders and other benefits	(1,765)	(2,102)	(1,459)
Proceeds from line of credit with Ameriprise Financial, Inc.	3	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(3)	—	—
Cash paid for purchased options with deferred premiums	(148)	(53)	(197)
Cash received for purchased options with deferred premiums	229	251	378
Borrowings by consolidated investment entities	1,273	—	341
Repayments of debt by consolidated investment entities	(1,004)	(275)	(4)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(721)	(1,435)	(534)
Net increase (decrease) in cash and cash equivalents	171	(59)	(577)
Cash and cash equivalents at beginning of period	2,685	2,744	3,321
Cash and cash equivalents at end of period	$2,856	$2,685	$2,744

Supplemental Disclosures:
Income taxes paid (received), net	$(286)	$215	$(17)
Interest paid excluding consolidated investment entities	38	28	3
Interest paid by consolidated investment entities	176	177	75

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed

RiverSource Life Insurance Company

securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation

RiverSource Life Insurance Company

is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the

RiverSource Life Insurance Company

Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2024 and 2023, land, buildings, equipment and software were $113 million and $117 million, net of accumulated depreciation of $258 million and $244 million as of December 31, 2024 and 2023, respectively. Depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 was $14 million, $15 million and $13 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

RiverSource Life Insurance Company

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Company

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$158	$152	$164
Unaffiliated	16	14	14
Total	174	166	178
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	41	39	42
Unaffiliated	19	17	18
	60	56	60
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	320	307	334
Unaffiliated	5	4	4
	325	311	338
Total	385	367	398
Total revenue from contracts with customers	559	533	576
Revenue from other sources(1)	4,016	3,759	3,179
Total revenues	$4,575	$4,292	$3,755

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The

RiverSource Life Insurance Company

affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $50 million and $49 million as of December 31, 2024 and 2023, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $2 million and $24 million as of December 31, 2024 and 2023, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $46 million and $70 million as of December 31, 2024 and 2023, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2024 and 2023, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2024	$—	(1)	$—	(1)

RiverSource Life Insurance Company

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2024 and 2023 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

RiverSource Life Insurance Company

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2024	2023
Syndicated loans
Unpaid principal balance	$2,406	$2,190
Excess unpaid principal over fair value	(72)	(136)
Fair value	$2,334	$2,054
Fair value of loans more than 90 days past due	$1	$—
Fair value of loans in nonaccrual status	1	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	5	40
Debt
Unpaid principal balance	$2,633	$2,362
Excess unpaid principal over fair value	(204)	(207)
Carrying value(1)	$2,429	$2,155

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

During 2024, the Company launched two new CLOs that issued debt of $816 million in total.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2024, 2023 and 2022.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Debt of consolidated CLOs due 2030-2038	$2,429	$2,155	5.9%	6.6%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

RiverSource Life Insurance Company

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

As of December 31, 2024 and 2023, accrued interest of $208 million and $168 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $497 million and $265 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,416	$4,284	19%	$4,558	$4,337	22%
AA	4,455	4,256	19	3,961	3,799	20
A	2,689	2,650	12	2,213	2,279	12
BBB	11,279	10,786	49	8,813	8,633	44
Below investment grade	288	283	1	326	326	2
Total fixed maturities	$23,127	$22,259	100%	$19,871	$19,374	100%

As of December 31, 2024 and 2023, approximately 55% and 61%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2024, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $567 million that was 48% of the Company’s total shareholder’s equity. During June of 2024, the Company invested $310 million in new asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million which represents 26% of the Company’s total shareholder’s equity. Also, the Company had an additional 47 issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity as of December 31, 2024. As of December 31, 2023, the Company had holdings in AAF 2 totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2024 and 2023.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized loss on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 96% and 94%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2022	$—	$1	$1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	$—	$1	$1

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Gross realized investment gains	$34	$11	$28
Gross realized investment losses	(46)	(57)	(25)
Credit reversals (losses)	1	20	(21)
Other impairments	—	(1)	(70)
Total	$(11)	$(27)	$(88)

Credit losses recorded during the year ended December 31, 2022 and subsequently reversed due to sale of the security during the year ended December 31, 2023 relate to a corporate debt security in the communications industry. Other impairments for the years ended December 31, 2023 and 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$296	$294
Due after one year through five years	2,362	2,300
Due after five years through 10 years	5,507	5,216
Due after 10 years	6,273	6,127
	14,438	13,937
Residential mortgage backed securities	4,302	4,039
Commercial mortgage backed securities	2,211	2,100
Asset backed securities	2,176	2,183
Total	$23,127	$22,259

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$1,026	$830	$615
Mortgage loans	73	69	73
Other investments	473	431	159
	1,572	1,330	847
Less: investment expenses	26	26	20
Total	$1,546	$1,304	$827

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$(11)	$(27)	$(88)
Mortgage loans	(1)	1	(1)
Other investments	(69)	(44)	(11)
Total	$(81)	$(70)	$(100)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2022	$12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	$10

As of December 31, 2024 and 2023, accrued interest on commercial loans was $17 million and $15 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2024, 2023 and 2022, the Company purchased $3 million, $1 million and $42 million, respectively, of syndicated loans, and sold $2 million, $1 million and nil, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, write-offs of commercial mortgage loans were not material.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
East North Central	$177	$180	10%	10%
East South Central	40	47	2	3
Middle Atlantic	118	97	7	6
Mountain	149	130	8	8
New England	24	21	1	1
Pacific	602	595	33	34
South Atlantic	477	452	26	26
West North Central	117	105	7	6
West South Central	103	108	6	6
Total	$1,807	$1,735	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Apartments	$494	$454	27%	26%
Hotel	33	13	2	1
Industrial	337	293	19	17
Mixed use	58	54	3	3
Office	208	230	12	13
Retail	533	546	29	32
Other	144	145	8	8
Total	$1,807	$1,735	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2024 and 2023 was $36 million and $57 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2024 and 2023. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2024, write-offs of syndicated loans were not material.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

RiverSource Life Insurance Company

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.8 billion and $6.5 billion as of December 31, 2024 and 2023, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2024 and 2023.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material for the years ended December 31, 2024 and 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $198.1 billion and $198.8 billion, respectively, of which $143.5 billion and $144.7 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Direct premiums	$696	$674	$530
Reinsurance ceded	(224)	(226)	(224)
Net premiums	$472	$448	$306

Policy and contract charges are presented on the Consolidated Statements of Income net of $188 million, $180 million and $165 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $466 million, $438 million and $435 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $2.6 billion and $2.8 billion related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $351 million and $376 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2024	2023
Policyholder account balances
Policyholder account balances	$32,542	$27,947
Future policy benefits
Reserve for future policy benefits	7,418	7,763
Deferred profit liability	118	81
Additional liabilities for insurance guarantees	1,389	1,321
Other insurance and annuity liabilities	192	213
Total future policy benefits	9,117	9,378
Policy claims and other policyholders’ funds	204	210
Total policyholder account balances, future policy benefits and claims	$41,863	$37,535

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412

	Total			$3,442	$102	$65	$18	$—	$3,627

Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—

	Total			$16	$20	$9	$—	$—	$45

Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331

	Total			$4,848	$251	$154	$89	$14	$5,356

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$5	$14	$—	$21

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477

	Total			$1,344	$8	$19	$6	$—	$1,377

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585

	Total			$679	$36	$6	$14	$53	$788

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$125	$4	$2	$—	$131

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268

	Total			$296	$—	$—	$—	$—	$296

Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073

	Total			$10,625	$544	$262	$143	$67	$11,641

Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514

	Total			$3,908	$132	$52	$16	$2	$4,110

Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$18	$7	$2	$—	$39

Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339

	Total			$5,298	$392	$184	$93	$—	$5,967

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$7	$13	$—	$22

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519

	Total			$1,423	$5	$13	$4	$—	$1,445

Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613

	Total			$742	$22	$7	$7	$32	$810

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$128	$—	$2	$—	$—	$130

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295

	Total			$325	$—	$—	$—	$—	$325

Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280

	Total			$11,836	$571	$272	$135	$34	$12,848

Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389
Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2024		2023
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$226	$55	$196	$49
Term and whole life insurance	172	35	169	37
Disability income insurance	119	31	124	32
Long term care insurance	179	268	185	270
Total	$696	$389	$674	$388

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576
Cash surrender value	$64,411	$9,220	$73,631

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2024	2023	2022
Balance at beginning of period	$335	$1,103	$2,901
Issuances	24	17	27
Interest accrual and time decay	(66)	(53)	(237)
Reserve increase from attributed fees collected	790	788	810
Reserve release for benefit payments and derecognition	(11)	(35)	(29)
Effect of changes in interest rates and bond markets	(1,078)	(367)	(4,193)
Effect of changes in equity markets and subaccount performance	(1,228)	(1,267)	2,258
Effect of changes in equity index volatility	59	(67)	205
Actual policyholder behavior different from expected behavior	71	5	17
Effect of changes in other future expected assumptions	106	128	(139)
Effect of changes in the instrument-specific credit risk on market risk benefits	79	83	(517)
Balance at end of period	$(919)	$335	$1,103
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,182	$1,427	$1,015
Liability position	(1,263)	(1,762)	(2,118)
Net asset (liability) position	$919	$(335)	$(1,103)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$462	$913	$2,781
Living benefits	$2,429	$2,513	$3,364
Composite (greater of)	$2,829	$3,308	$5,830
Weighted average attained age of contractholders	69	69	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,111)	$(1,551)	$(2,044)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$85	$84	$(505)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $110 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $964 million and $1.1 billion as of December 31, 2024 and 2023, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2024 and 2023. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2024 and 2023. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2024 and 2023 was 4.6% and 5.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt

RiverSource Life Insurance Company

of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2024 and 2023 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at net asset value (“NAV”)				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

RiverSource Life Insurance Company

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at NAV				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $211 million and $195 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $14 million, $51 million and $45 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190 bps	–	360 bps	205	bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65 bps			65	bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65 bps			65	bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65 bps			65	bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate(2)	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(3)	275 bps	–	515 bps	284	bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
			Nonperformance risk(5)	85 bps			85	bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(5)	85 bps			85	bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.6%
			Nonperformance risk(5)	85 bps			85	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $27 million and $41 million as of December 31, 2024 and 2023, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2024, 2023 and 2022, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next four annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $352 million, $338 million and $320 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $277 million and $269 million as of December 31, 2024 and 2023, respectively, which is reflected in Other assets.

Investments

In June of 2024, the Company invested $310 million in AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $10 million for the year ending December 31, 2024 and is reported in Net investment income.

In September of 2022, the Company redeemed the outstanding AA and A rated securities issued by Ameriprise Advisor Financing, LLC (“AAF”) at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2024 and 2023, the fair value of these asset backed securities was $567 million and $554 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $34 million and $17 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2024 and 2023. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	63
Return of capital received from RTA	40	75	80

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $736 million and $582 million as of December 31, 2024 and 2023, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.7 billion and $3.1 billion as of December 31, 2024 and 2023, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Statutory net gain from operations	$1,097	$1,331	$1,615
Statutory net income (loss)	(91)	845	1,769

Government debt securities of $4 million as of both December 31, 2024 and 2023 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$39,082	$179	$324	$42,516	$185	$305
Equity contracts	108,205	8,943	5,331	81,905	5,010	3,450
Credit contracts	2,914	59	—	3,375	1	106
Foreign exchange contracts	2,938	42	7	2,952	21	4
Total non-designated hedges	153,139	9,223	5,662	130,748	5,217	3,865
Embedded derivatives
IUL	N/A	—	1,002	N/A	—	873
Fixed deferred indexed annuities and deposit receivables	N/A	55	53	N/A	51	52
Structured variable annuities (3)	N/A	—	2,461	N/A	—	1,011
Total embedded derivatives	N/A	55	3,516	N/A	51	1,936
Total derivatives	$153,139	$9,278	$9,178	$130,748	$5,268	$5,801

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2024 and 2023, investment securities with a fair value of $1.5 billion were pledged to meet contractual obligations under derivative contracts, of which $84 million and $145 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $2.2 billion and $376 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.0 billion and $314 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

RiverSource Life Insurance Company

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits

Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)

Year Ended December 31, 2022
Interest rate contracts	$(26)	$—	$(2,874)
Equity contracts	(164)	(126)	899
Credit contracts	—	—	279
Foreign exchange contracts	—	—	105
IUL embedded derivatives	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	4	—
Structured variable annuity embedded derivatives	633	—	—
Total gain (loss)	$443	$95	$(1,591)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in millions)	Premiums Payable	Premiums Receivable
2025	$119	$20
2026	246	88
2027	19	—
2028	29	—
2029	135	—
2030-2031	234	—
Total	$782	$108

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $67 million and $62 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $67 million and $55 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $7 million as of December 31, 2024 and 2023, respectively.

19. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

RiverSource Life Insurance Company

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2022	$1,044	$(933)	$(427)	$(1)	$(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	$(758)	$27	$(147)	$(1)	$(879)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax
Federal	$(297)	$(112)	$57
State	(4)	2	(2)
Total current income tax	(301)	(110)	55
Deferred income tax
Federal	402	98	150
State	2	2	4
Total deferred income tax	404	100	154
Total income tax provision (benefit)	$103	$(10)	$209

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(8.2)	(2.3)
Low income housing tax credits	(2.7)	(8.0)	(2.9)
Foreign tax credit, net of addback	(2.2)	(7.0)	(1.7)
Audit adjustments	(1.0)	(3.4)	—
Unrecognized tax benefits	—	1.6	—
Other, net	(0.5)	1.5	(0.3)
Income tax provision (benefit)	11.2%	(2.5)%	13.8%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income in the current year and the related impact on tax preferred items, a decrease in foreign tax credits, net of addback, and a decrease in low income housing tax credits, partially offset by a decrease in unrecognized tax benefits and a decrease in state income taxes, net of federal benefit, which is included in Other, net.

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$801	$1,244
Investments including net unrealized on Available-for-Sale securities	177	118
Net operating loss	35	28
Other	4	2
Gross deferred income tax assets	1,017	1,392
Less: valuation allowance	32	30
Total deferred income tax assets	985	1,362
Deferred income tax liabilities
Deferred acquisition costs	355	380
Other	57	56
Gross deferred income tax liabilities	412	436
Net deferred income tax assets	$573	$926

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $35 million, net of federal benefit, which will expire beginning December 31, 2025. Based on analysis of the Company’s tax position as of December 31, 2024, management believes it is more likely than not that the Company will not realize certain state net operating losses of $30 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $32 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2024	2023	2022
Balance at January 1	$27	$37	$37
Reductions for tax positions related to the current year	(3)	(3)	(1)
Additions for tax positions of prior years	—	65	1
Reductions for tax positions of prior years	—	(71)	—
Reductions due to lapse of statutes of limitations	(2)	(1)	—
Balance at December 31	$22	$27	$37

RiverSource Life Insurance Company

If recognized, approximately $17 million, $19 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $1 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $2 million, $8 million and nil in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had a payable of $13 million and $11 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service (“IRS”) is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2024	2023
Commercial mortgage loans	$58	$15

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Company

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $11 million and $34 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $9 million and $29 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company 70100 Ameriprise Financial Center Minneapolis, MN 55474 1-800-862-7919	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, LLC.

ANN9125_12_D01_(05/25)	© 2008-2025 RiverSource Life Insurance Company. All rights reserved.